AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 97.0%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.
5,650 $ 796,029
Huntington Ingalls Industries, Inc.
28,357 7,114,204
Northrop Grumman Corp.
7,791 2,679,870
Raytheon Co.
15,048 3,306,648
Spirit AeroSystems Holdings,
Inc., Class A 92,089 6,711,446
Teledyne Technologies, Inc.*
4,617 1,599,975
22,208,172
Airlines - 1.1%
Delta Air Lines, Inc.
6,631 387,781
JetBlue Airways Corp.*
315,584 5,907,732
United Airlines Holdings, Inc.*
97,173 8,559,970
14,855,483
Banks - 4.5%
Citigroup, Inc.
77,107 6,160,078
Citizens Financial Group, Inc.
99,097 4,024,329
Fifth Third Bancorp
41,306 1,269,747
First Citizens BancShares, Inc.,
Class A 6,021 3,204,436
JPMorgan Chase & Co.
159,551 22,241,409
Popular, Inc.
148,029 8,696,704
US Bancorp
48,133 2,853,806
Wells Fargo & Co.
239,496 12,884,885
61,335,394
Beverages - 0.6%
Monster Beverage Corp.*
14,924 948,420
PepsiCo, Inc.
56,448 7,714,748
8,663,168
Biotechnology - 2.8%
AbbVie, Inc.
9,563 846,708
Alexion Pharmaceuticals, Inc.*
33,221 3,592,851
Amgen, Inc.
27,122 6,538,301
Biogen, Inc.*
62,752 18,620,401
Exelixis, Inc.*
488,652 8,610,048
38,208,309
Building Products - 0.1%
Owens Corning 18,591 1,210,646
Capital Markets - 1.8%
Ameriprise Financial, Inc.
91,004 15,159,446
CME Group, Inc.
20,688 4,152,495
Evercore, Inc., Class A
18,930 1,415,207
Goldman Sachs Group, Inc.
(The) 1,727 397,089
LPL Financial Holdings, Inc.
29,531 2,724,235
23,848,472
Chemicals - 0.7%
Dow, Inc.
43,053 2,356,291
DuPont de Nemours, Inc.
32,826 2,107,429
INVESTMENTS SHARES VALUE
Chemicals - 0.7% (continued)
LyondellBasell Industries NV,
Class A 46,914 $ 4,432,435
8,896,155
Commercial Services & Supplies - 1.3%
Cintas Corp.
4,797 1,290,777
Copart, Inc.*
18,437 1,676,661
KAR Auction Services, Inc.
116,225 2,532,542
Waste Management, Inc.
108,604 12,376,512
17,876,492
Communications Equipment - 0.5%
Cisco Systems, Inc. 152,520 7,314,859
Consumer Finance - 0.9%
Capital One Financial Corp.
9,156 942,244
Credit Acceptance Corp.*(a)
4,620 2,043,565
OneMain Holdings, Inc.
14,028 591,280
Synchrony Financial
224,008 8,066,528
11,643,617
Distributors - 0.1%
LKQ Corp.* 30,523 1,089,671
Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B
6,260 4,000,078
H&R Block, Inc.
28,092 659,600
4,659,678
Diversified Financial Services - 1.8%
AXA Equitable Holdings, Inc.
203,507 5,042,903
Berkshire Hathaway, Inc., Class
B* 87,595 19,840,268
24,883,171
Diversified Telecommunication Services - 0.0%(b)
Verizon Communications, Inc. 9,642 592,019
Electric Utilities - 2.2%
American Electric Power Co.,
Inc. 11,160 1,054,732
Exelon Corp.
410,051 18,694,225
Pinnacle West Capital Corp.
114,159 10,266,319
30,015,276
Electrical Equipment - 0.5%
Acuity Brands, Inc.
6,975 962,550
Eaton Corp. plc
55,711 5,276,946
6,239,496
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc.*
33,652 2,851,671
Avnet, Inc.
31,739 1,347,003
CDW Corp.
33,343 4,762,714
Jabil, Inc.
238,690 9,865,058
SYNNEX Corp.
43,944 5,659,987
24,486,433

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Entertainment - 1.0%
Electronic Arts, Inc.*
47,747 $ 5,133,280
Walt Disney Co. (The)
58,693 8,488,769
13,622,049
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.
11,731 1,865,112
Costco Wholesale Corp.
13,321 3,915,308
Kroger Co. (The)
186,974 5,420,376
Walmart, Inc.
90,926 10,805,646
22,006,442
Food Products - 2.0%
General Mills, Inc.
64,908 3,476,472
Ingredion, Inc.
5,161 479,715
JM Smucker Co. (The)
12,195 1,269,865
Pilgrim's Pride Corp.*
171,649 5,615,497
Tyson Foods, Inc., Class A
179,267 16,320,468
27,162,017
Health Care Equipment & Supplies - 2.0%
ABIOMED, Inc.*
7,934 1,353,461
Align Technology, Inc.*
11,871 3,312,484
Baxter International, Inc.
37,834 3,163,679
Danaher Corp.
55,949 8,587,052
Edwards Lifesciences Corp.*
2,626 612,620
Medtronic plc
88,396 10,028,526
27,057,822
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.
34,611 2,942,627
Anthem, Inc.
38,203 11,538,452
CVS Health Corp.
7,185 533,774
Humana, Inc.
14,355 5,261,394
McKesson Corp.
60,581 8,379,564
Molina Healthcare, Inc.*
30,941 4,198,384
Universal Health Services, Inc.,
Class B 30,258 4,340,813
37,195,008
Hotels, Restaurants & Leisure - 2.0%
Aramark
35,455 1,538,747
Carnival Corp.
41,783 2,123,830
Darden Restaurants, Inc.
83,712 9,125,445
Norwegian Cruise Line Holdings
Ltd.* 195,269 11,405,663
Starbucks Corp.
33,147 2,914,284
27,107,969
Household Durables - 2.1%
Lennar Corp., Class A
44,904 2,505,194
NVR, Inc.*
1,755 6,683,759
PulteGroup, Inc.
265,887 10,316,416
Toll Brothers, Inc.
89,821 3,548,828
INVESTMENTS SHARES VALUE
Household Durables - 2.1% (continued)
Whirlpool Corp.(a)
34,885 $ 5,146,584
28,200,781
Household Products - 2.8%
Clorox Co. (The)
57,636 8,849,432
Kimberly-Clark Corp.
18,906 2,600,520
Procter & Gamble Co. (The)
210,458 26,286,204
37,736,156
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. 45,975 1,056,965
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 17,094 2,766,493
Insurance - 7.6%
Aflac, Inc.
140,290 7,421,341
Allstate Corp. (The)
163,964 18,437,752
American Financial Group, Inc.
30,372 3,330,290
Arch Capital Group Ltd.*
122,722 5,263,546
Assurant, Inc.
18,243 2,391,292
Assured Guaranty Ltd.
142,283 6,974,713
Athene Holding Ltd., Class A*
163,142 7,672,568
Brighthouse Financial, Inc.*
78,106 3,064,098
CNA Financial Corp.
14,260 638,991
Everest Re Group Ltd.
49,295 13,646,828
First American Financial Corp.
120,875 7,049,430
Hartford Financial Services
Group, Inc. (The) 45,049 2,737,628
MetLife, Inc.
77,719 3,961,337
Old Republic International Corp.
129,549 2,898,011
Progressive Corp. (The)
25,212 1,825,097
Reinsurance Group of America,
Inc. 41,031 6,690,515
Travelers Cos., Inc. (The)
73,180 10,022,001
104,025,438
Interactive Media & Services - 6.4%
Alphabet, Inc., Class A*
25,480 34,127,657
Alphabet, Inc., Class C*
14,081 18,826,579
Facebook, Inc., Class A*
164,511 33,765,883
86,720,119
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.* 9,203 17,005,672
IT Services - 3.5%
Accenture plc, Class A
16,917 3,562,213
Akamai Technologies, Inc.*
125,909 10,876,019
Booz Allen Hamilton Holding
Corp. 54,881 3,903,686
CACI International, Inc., Class A*
11,676 2,918,883
Cognizant Technology Solutions
Corp., Class A 70,491 4,371,852
International Business Machines
Corp. 56,425 7,563,207
Leidos Holdings, Inc.
28,042 2,745,031
VeriSign, Inc.*
23,064 4,443,971

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
IT Services - 3.5% (continued)
Visa, Inc., Class A
40,932 $ 7,691,123
48,075,985
Life Sciences Tools & Services - 1.7%
Charles River Laboratories
International, Inc.* 53,323 8,145,622
PRA Health Sciences, Inc.*
4,639 515,625
Thermo Fisher Scientific, Inc.
42,528 13,816,071
22,477,318
Machinery - 1.4%
AGCO Corp.
25,110 1,939,748
Allison Transmission Holdings,
Inc. 31,517 1,522,901
Cummins, Inc.
19,425 3,476,298
Oshkosh Corp.
130,293 12,332,232
19,271,179
Media - 1.4%
AMC Networks, Inc., Class A*
137,124 5,416,398
Comcast Corp., Class A
213,635 9,607,166
Omnicom Group, Inc.
6,337 513,424
Sinclair Broadcast Group, Inc.,
Class A 98,171 3,273,021
18,810,009
Multiline Retail - 2.1%
Dollar General Corp.
22,985 3,585,200
Kohl's Corp.
66,533 3,389,856
Macy's, Inc.
87,654 1,490,118
Nordstrom, Inc.
34,037 1,393,135
Target Corp.
150,552 19,302,272
29,160,581
Multi-Utilities - 1.0%
Ameren Corp.
48,949 3,759,283
Consolidated Edison, Inc.
61,300 5,545,811
Public Service Enterprise Group,
Inc. 62,100 3,667,005
12,972,099
Oil, Gas & Consumable Fuels - 0.2%
HollyFrontier Corp.
22,807 1,156,543
Pioneer Natural Resources Co.
10,426 1,578,184
2,734,727
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 9,763 2,016,450
Nu Skin Enterprises, Inc., Class
A 10,808 442,912
2,459,362
Pharmaceuticals - 5.1%
Allergan plc
17,701 3,383,900
Bristol-Myers Squibb Co.
108,843 6,986,632
INVESTMENTS SHARES VALUE
Pharmaceuticals - 5.1% (continued)
Eli Lilly & Co.
26,297 $ 3,456,215
Horizon Therapeutics plc*
74,990 2,714,638
Jazz Pharmaceuticals plc*
23,928 3,571,972
Johnson & Johnson
122,504 17,869,658
Merck & Co., Inc.
191,236 17,392,914
Mylan NV*
200,011 4,020,221
Pfizer, Inc.
241,888 9,477,172
68,873,322
Professional Services - 0.8%
ManpowerGroup, Inc.
42,775 4,153,453
Robert Half International, Inc.
101,263 6,394,758
10,548,211
Road & Rail - 0.0%(b)
AMERCO 1,585 595,675
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.
104,833 6,399,006
Intel Corp.
367,682 22,005,768
Lam Research Corp.
46,170 13,500,108
Micron Technology, Inc.*
269,655 14,502,046
ON Semiconductor Corp.*
93,048 2,268,510
Qorvo, Inc.*
37,902 4,405,349
Skyworks Solutions, Inc.
68,111 8,233,258
Teradyne, Inc.
52,910 3,607,933
Texas Instruments, Inc.
56,794 7,286,102
82,208,080
Software - 6.7%
Adobe, Inc.*
12,329 4,066,227
Cadence Design Systems, Inc.*
54,502 3,780,259
Manhattan Associates, Inc.*
26,829 2,139,613
Microsoft Corp.
404,841 63,843,426
Oracle Corp.
223,198 11,825,030
Trade Desk, Inc. (The), Class A*
2,682 696,730
VMware, Inc., Class A*
36,732 5,575,550
91,926,835
Specialty Retail - 4.2%
AutoNation, Inc.*
56,569 2,750,950
Best Buy Co., Inc.
66,613 5,848,621
Burlington Stores, Inc.*
6,937 1,581,844
Foot Locker, Inc.
257,877 10,054,624
Gap, Inc. (The)
170,954 3,022,467
Home Depot, Inc. (The)
15,845 3,460,231
Ross Stores, Inc.
97,440 11,343,965
TJX Cos., Inc. (The)
177,096 10,813,482
Urban Outfitters, Inc.*
17,022 472,701
Williams-Sonoma, Inc.
107,972 7,929,464
57,278,349
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.
193,723 56,886,759
HP, Inc.
73,935 1,519,364

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Technology Hardware, Storage & Peripherals - 4.8% (continued)
Xerox Holdings Corp.
172,837 $ 6,372,500
64,778,623
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.
21,080 2,304,887
Columbia Sportswear Co.
15,250 1,527,898
Lululemon Athletica, Inc.*
13,031 3,018,892
NIKE, Inc., Class B
79,356 8,039,556
PVH Corp.
10,989 1,155,493
Skechers U.S.A., Inc., Class A*
253,002 10,927,157
26,973,883
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. 660,859 9,364,372
Tobacco - 0.8%
Altria Group, Inc.
93,481 4,665,636
Philip Morris International, Inc.
80,942 6,887,355
11,552,991
Trading Companies & Distributors - 0.1%
Air Lease Corp. 23,005 1,093,198
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp. 14,016 600,445
TOTAL COMMON STOCKS
(Cost $980,556,475) 1,321,444,686
SHORT-TERM INVESTMENTS - 2.9%
INVESTMENT COMPANIES - 2.9%
Limited Purpose Cash
Investment Fund, 1.61%(c)
(Cost $39,350,461) 39,350,468 39,350,468
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(c)(d) 229,858 229,858
Limited Purpose Cash
Investment Fund 1.61%(c)(d) 1,429,455 1,429,455
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,659,313) 1,659,313
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $1,021,566,249) 1,362,454,467
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0%(b)(e) 379,786
NET ASSETS - 100.0% $1,362,834,253
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 119,744,195 8.8%
Consumer Discretionary 191,476,582 14.1
Consumer Staples 109,580,137 8.0
Energy 2,734,727 0.2
Financials 235,100,464 17.3
Health Care 193,811,780 14.2
Industrials 97,265,490 7.1
Information Technology 318,790,816 23.4
Materials 8,896,155 0.7
Utilities 44,044,340 3.2
Short-Term Investments 39,350,468 2.9
Securities Lending Collateral 1,659,313 0.1
Total Investments In Securities
At Value 1,362,454,467 100.0
Other Assets in Excess of
Liabilities(e) 379,786 0.0(b)
Net Assets
$ 1,362,834,253 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $5,804,977.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2019.
(d) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $4,264,254 was received.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 195 3/2020 USD $ 31,503,225 $ 59,321
$ 59,321

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.2%
AAR Corp.
7,851 $ 354,080
Aerojet Rocketdyne Holdings,
Inc.*(a) 34,005 1,552,668
Astronics Corp.*
85,796 2,397,998
Ducommun, Inc.*
7,005 353,963
Mercury Systems, Inc.*(a)
37,613 2,599,434
Moog, Inc., Class A
21,470 1,832,035
National Presto Industries, Inc.(a)
6,202 548,195
Vectrus, Inc.*
58,156 2,981,077
Wesco Aircraft Holdings, Inc.*
26,342 290,289
12,909,739
Air Freight & Logistics - 0.1%
Hub Group, Inc., Class A* 6,851 351,388
Airlines - 0.3%
Allegiant Travel Co.
5,157 897,524
Hawaiian Holdings, Inc.
14,170 415,039
SkyWest, Inc.
6,533 422,228
1,734,791
Auto Components - 1.0%
Dana, Inc.
186,691 3,397,776
LCI Industries
20,576 2,204,307
Stoneridge, Inc.*
9,601 281,501
5,883,584
Automobiles - 0.1%
Winnebago Industries, Inc. 8,506 450,648
Banks - 7.1%
1st Source Corp.(a)
11,573 600,407
Ameris Bancorp
15,164 645,077
BancFirst Corp.
7,570 472,671
Bancorp, Inc. (The)*
82,804 1,073,968
Bank of NT Butterfield & Son Ltd.
(The) 24,758 916,541
Brookline Bancorp, Inc.
19,117 314,666
Cathay General Bancorp
80,018 3,044,685
City Holding Co.
2,849 233,476
Dime Community Bancshares,
Inc. 10,169 212,430
Enterprise Financial Services
Corp. 7,269 350,438
First Bancorp/PR
285,777 3,026,378
First Busey Corp.
8,773 241,257
First Interstate BancSystem, Inc.,
Class A 51,419 2,155,484
First Merchants Corp.
42,429 1,764,622
First Midwest Bancorp, Inc.
13,483 310,918
Flushing Financial Corp.
13,783 297,782
Fulton Financial Corp.
94,641 1,649,593
Great Southern Bancorp, Inc.
20,187 1,278,241
Great Western Bancorp, Inc.
83,676 2,906,904
Hancock Whitney Corp.
47,973 2,105,055
Heartland Financial USA, Inc.
16,109 801,262
INVESTMENTS SHARES VALUE
Banks - 7.1% (continued)
Hilltop Holdings, Inc.
55,570 $ 1,385,360
Hope Bancorp, Inc.
40,075 595,514
IBERIABANK Corp.
14,492 1,084,436
Independent Bank Corp.
3,460 288,045
International Bancshares Corp.
72,775 3,134,419
Midland States Bancorp, Inc.
9,609 278,277
NBT Bancorp, Inc.
27,750 1,125,540
OFG Bancorp
144,931 3,421,821
Old National Bancorp
10,958 200,422
Park National Corp.
2,795 286,152
Preferred Bank
6,179 371,296
Renasant Corp.
8,581 303,939
S&T Bancorp, Inc.
5,602 225,705
Sandy Spring Bancorp, Inc.
7,575 286,941
ServisFirst Bancshares, Inc.
8,289 312,330
Simmons First National Corp.,
Class A 17,911 479,836
Stock Yards Bancorp, Inc.
6,968 286,106
TriCo Bancshares
6,437 262,694
Trustmark Corp.(a)
20,811 718,188
United Bankshares, Inc.
15,903 614,810
United Community Banks, Inc.
7,258 224,127
WesBanco, Inc.
10,629 401,670
40,689,483
Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc.*
30,025 1,284,469
Affimed NV (Germany)*
140,662 385,414
Amicus Therapeutics, Inc.*
61,340 597,452
Anika Therapeutics, Inc.*
23,704 1,229,052
Arena Pharmaceuticals, Inc.*
15,804 717,818
Arrowhead Pharmaceuticals,
Inc.*(a) 66,382 4,210,610
BioSpecifics Technologies Corp.*
33,461 1,905,269
CareDx, Inc.*(a)
35,100 757,107
Catalyst Pharmaceuticals, Inc.*
293,984 1,102,440
Denali Therapeutics, Inc.*(a)
38,071 663,197
Eagle Pharmaceuticals, Inc.*
38,716 2,326,057
Emergent BioSolutions, Inc.*(a)
38,901 2,098,709
Enanta Pharmaceuticals, Inc.*(a)
39,897 2,464,837
Halozyme Therapeutics, Inc.*
44,786 794,056
Insmed, Inc.*
27,807 664,031
Intercept Pharmaceuticals,
Inc.*(a) 6,817 844,763
Invitae Corp.*(a)
67,612 1,090,582
Ligand Pharmaceuticals, Inc.*(a)
16,854 1,757,704
Myriad Genetics, Inc.*
68,044 1,852,838
Natera, Inc.*
19,498 656,888
PDL BioPharma, Inc.*
516,814 1,677,061
Portola Pharmaceuticals, Inc.*
18,850 450,138
Principia Biopharma, Inc.*
5,437 297,839
PTC Therapeutics, Inc.*
6,425 308,593
REGENXBIO, Inc.*
7,106 291,133
Veracyte, Inc.*
84,534 2,360,189
Vericel Corp.*
104,063 1,810,696

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Biotechnology - 6.2% (continued)
Voyager Therapeutics, Inc.*
19,690 $ 274,675
Xencor, Inc.*(a)
28,569 982,488
35,856,105
Building Products - 2.7%
American Woodmark Corp.*
8,094 845,904
Builders FirstSource, Inc.*
305,650 7,766,567
Patrick Industries, Inc.
50,419 2,643,468
Universal Forest Products, Inc.
88,252 4,209,620
15,465,559
Capital Markets - 1.0%
Artisan Partners Asset
Management, Inc., Class A 15,792 510,397
Cohen & Steers, Inc.
9,076 569,610
Cowen, Inc., Class A*(a)
12,625 198,844
Stifel Financial Corp.
24,728 1,499,753
Waddell & Reed Financial, Inc.,
Class A 184,182 3,079,523
5,858,127
Chemicals - 0.5%
Koppers Holdings, Inc.*
18,124 692,699
Stepan Co.
20,816 2,132,391
2,825,090
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.
56,795 2,141,740
ACCO Brands Corp.
74,355 695,963
Advanced Disposal Services,
Inc.* 21,788 716,172
Brady Corp., Class A
10,889 623,504
Deluxe Corp.
7,109 354,881
Ennis, Inc.
66,693 1,443,903
Herman Miller, Inc.
77,821 3,241,245
HNI Corp.
15,615 584,938
Kimball International, Inc., Class
B 60,793 1,256,591
Knoll, Inc.
40,535 1,023,914
McGrath RentCorp
6,297 481,972
Steelcase, Inc., Class A
170,719 3,492,911
UniFirst Corp.
3,702 747,730
Viad Corp.
4,124 278,370
17,083,834
Communications Equipment - 0.5%
Acacia Communications, Inc.*
5,650 383,126
Comtech Telecommunications
Corp. 31,633 1,122,655
Extreme Networks, Inc.*
95,434 703,349
Lumentum Holdings, Inc.*
3,033 240,517
NETGEAR, Inc.*(a)
12,811 313,998
2,763,645
INVESTMENTS SHARES VALUE
Construction & Engineering - 2.7%
Arcosa, Inc.
43,317 $ 1,929,772
Comfort Systems USA, Inc.
4,011 199,948
EMCOR Group, Inc.
48,749 4,207,039
Great Lakes Dredge & Dock
Corp.* 288,359 3,267,107
MasTec, Inc.*
51,657 3,314,313
MYR Group, Inc.*
49,561 1,615,193
Sterling Construction Co., Inc.*
25,657 361,251
Tutor Perini Corp.*(a)
42,475 546,229
15,440,852
Construction Materials - 0.2%
Summit Materials, Inc., Class A*
30,932 739,275
US Concrete, Inc.*(a)
5,720 238,295
977,570
Consumer Finance - 0.1%
Nelnet, Inc., Class A 10,933 636,738
Distributors - 0.1%
Core-Mark Holding Co., Inc. 17,918 487,190
Diversified Consumer Services - 1.0%
Adtalem Global Education,
Inc.*(a) 10,311 360,576
American Public Education, Inc.*
59,565 1,631,485
Career Education Corp.*
17,579 323,278
Collectors Universe, Inc.
16,006 368,938
K12, Inc.*
125,276 2,549,367
Laureate Education, Inc., Class
A* 26,984 475,188
5,708,832
Diversified Financial Services - 0.2%
Cannae Holdings, Inc.* 27,269 1,014,134
Diversified Telecommunication Services - 0 .0%(b)
ATN International, Inc.
3,842 212,808
Frontier Communications
Corp.*(a) 101,962 90,706
303,514
Electric Utilities - 1.7%
ALLETE, Inc.(a)
21,111 1,713,580
El Paso Electric Co.
16,772 1,138,651
Genie Energy Ltd., Class B
68,822 531,994
Portland General Electric Co.
117,006 6,527,765
9,911,990
Electrical Equipment - 2.3%
American Superconductor
Corp.*(a) 87,145 684,088
Atkore International Group, Inc.*
125,429 5,074,858
Encore Wire Corp.
32,103 1,842,712
EnerSys
15,963 1,194,511
Generac Holdings, Inc.*
47,301 4,758,008
13,554,177

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc.*
11,752 $ 1,082,359
AVX Corp.
22,976 470,319
Belden, Inc.
4,561 250,855
Benchmark Electronics, Inc.
21,571 741,179
Coda Octopus Group, Inc.*(a)
77,826 651,404
CTS Corp.
9,383 281,584
ePlus, Inc.*
14,105 1,188,910
Fabrinet (Thailand)*
33,773 2,189,841
II-VI, Inc.*(a)
7,979 268,653
Insight Enterprises, Inc.*(a)
78,883 5,544,686
KEMET Corp.(a)
15,994 432,638
PC Connection, Inc.
31,975 1,587,878
Sanmina Corp.*
84,374 2,888,966
Tech Data Corp.*
10,146 1,456,966
Vishay Intertechnology, Inc.
83,847 1,785,103
20,821,341
Energy Equipment & Services - 0.2%
ProPetro Holding Corp.* 89,963 1,012,084
Equity Real Estate Investment Trusts (REITs) - 3.1%
Braemar Hotels & Resorts, Inc.
53,058 473,808
CoreCivic, Inc.
38,644 671,633
DiamondRock Hospitality Co.
100,045 1,108,499
EastGroup Properties, Inc.
4,452 590,647
First Industrial Realty Trust, Inc.
52,249 2,168,856
GEO Group, Inc. (The)
52,351 869,550
Kite Realty Group Trust
12,957 253,050
Lexington Realty Trust
124,181 1,318,802
LTC Properties, Inc.
4,682 209,613
Mack-Cali Realty Corp.
27,244 630,154
National Health Investors, Inc.
3,290 268,069
Piedmont Office Realty Trust,
Inc., Class A 51,281 1,140,489
PS Business Parks, Inc.
8,690 1,432,720
RLJ Lodging Trust
116,215 2,059,330
RPT Realty
16,686 250,957
Saul Centers, Inc.
5,257 277,465
Sunstone Hotel Investors, Inc.
145,407 2,024,065
Universal Health Realty Income
Trust 6,622 777,158
Xenia Hotels & Resorts, Inc.
68,859 1,488,043
18,012,908
Food & Staples Retailing - 0.4%
Ingles Markets, Inc., Class A
43,364 2,060,224
Weis Markets, Inc.
9,674 391,700
2,451,924
Food Products - 0.4%
Fresh Del Monte Produce, Inc.
5,245 183,470
John B Sanfilippo & Son, Inc.
21,326 1,946,637
Lancaster Colony Corp.
2,050 328,205
2,458,312
INVESTMENTS SHARES VALUE
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc. 12,414 $ 943,092
Health Care Equipment & Supplies - 2.8%
Conformis, Inc.*(a)
190,250 285,375
CONMED Corp.
3,076 343,989
Globus Medical, Inc., Class A*
41,282 2,430,684
Haemonetics Corp.*
20,960 2,408,304
Integer Holdings Corp.*
40,140 3,228,460
IntriCon Corp.*(a)
20,992 377,856
Lantheus Holdings, Inc.*
86,688 1,777,971
LeMaitre Vascular, Inc.
8,505 305,755
Neogen Corp.*
2,837 185,143
Novocure Ltd.*(a)
6,430 541,856
Quidel Corp.*(a)
23,967 1,798,244
Tandem Diabetes Care, Inc.*
21,397 1,275,475
Wright Medical Group NV*
35,274 1,075,151
Zynex, Inc.*(a)
16,448 129,446
16,163,709
Health Care Providers & Services - 4 .5%
Addus HomeCare Corp.*
1,915 186,176
Amedisys, Inc.*
31,405 5,242,123
AMN Healthcare Services, Inc.*
33,413 2,081,964
CorVel Corp.*
28,708 2,507,931
Ensign Group, Inc. (The)
78,032 3,540,312
HealthEquity, Inc.*
23,902 1,770,421
Joint Corp. (The)*
27,085 437,152
LHC Group, Inc.*
2,548 351,012
Magellan Health, Inc.*
22,277 1,743,175
National HealthCare Corp.
3,839 331,805
National Research Corp.
4,155 273,981
Patterson Cos., Inc.
136,901 2,803,732
RadNet, Inc.*
19,426 394,348
Select Medical Holdings Corp.*
43,668 1,019,211
Tenet Healthcare Corp.*
41,064 1,561,664
Triple-S Management Corp.,
Class B* 87,449 1,616,932
25,861,939
Health Care Technology - 1.1%
HMS Holdings Corp.*
90,497 2,678,711
NextGen Healthcare, Inc.*
34,062 547,376
Omnicell, Inc.*
40,777 3,332,297
6,558,384
Hotels, Restaurants & Leisure - 0.5%
BBX Capital Corp.
18,261 87,105
Brinker International, Inc.(a)
43,425 1,823,850
Cracker Barrel Old Country
Store, Inc. 1,847 283,958
Ruth's Hospitality Group, Inc.
32,401 705,208
Twin River Worldwide Holdings,
Inc. 11,628 298,258
3,198,379

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Household Durables - 2.8%
Beazer Homes USA, Inc.*
26,840 $ 379,249
Hooker Furniture Corp.
12,638 324,670
Installed Building Products,
Inc.*(a) 29,910 2,059,902
KB Home
7,678 263,125
La-Z-Boy, Inc.
63,659 2,003,985
M/I Homes, Inc.*
52,129 2,051,276
MDC Holdings, Inc.(a)
44,116 1,683,466
Meritage Homes Corp.*
62,525 3,820,903
Taylor Morrison Home Corp.*
86,988 1,901,558
TopBuild Corp.*
9,537 983,074
TRI Pointe Group, Inc.*
17,424 271,466
Universal Electronics, Inc.*
4,193 219,126
William Lyon Homes, Class A*
8,771 175,245
16,137,045
Household Products - 0.1%
WD-40 Co. 2,726 529,226
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.
17,850 1,330,182
Pattern Energy Group, Inc.,
Class A 24,703 660,929
1,991,111
Insurance - 4.5%
American Equity Investment Life
Holding Co. 74,176 2,220,088
eHealth, Inc.*(a)
42,350 4,068,988
Employers Holdings, Inc.
89,000 3,715,750
FBL Financial Group, Inc., Class
A 4,313 254,165
Genworth Financial, Inc., Class
A* 141,430 622,292
Goosehead Insurance, Inc.,
Class A(a) 10,480 444,352
Hallmark Financial Services,
Inc.* 22,790 400,420
Health Insurance Innovations,
Inc., Class A*(a) 77,058 1,486,449
Heritage Insurance Holdings, Inc.
40,918 542,163
Kinsale Capital Group, Inc.
8,928 907,620
National General Holdings Corp.
68,995 1,524,790
National Western Life Group,
Inc., Class A 5,428 1,578,897
Selective Insurance Group, Inc.
68,248 4,449,087
Stewart Information Services
Corp. 4,829 196,975
Universal Insurance Holdings,
Inc. 134,742 3,771,429
26,183,465
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class
A* 34,691 503,019
INVESTMENTS SHARES VALUE
IT Services - 3.4%
Cardtronics plc, Class A*
72,308 $ 3,228,552
CSG Systems International, Inc.
9,537 493,826
EVERTEC, Inc.
90,046 3,065,166
Hackett Group, Inc. (The)
31,485 508,168
KBR, Inc.
80,175 2,445,337
MAXIMUS, Inc.
22,401 1,666,410
NIC, Inc.
35,843 801,091
Paysign, Inc.*(a)
86,294 875,884
Perficient, Inc.*
12,894 594,027
Perspecta, Inc.
48,628 1,285,724
Sykes Enterprises, Inc.*(a)
72,637 2,686,843
TTEC Holdings, Inc.
7,701 305,114
Unisys Corp.*
117,036 1,388,047
19,344,189
Leisure Products - 0.5%
Acushnet Holdings Corp.
34,311 1,115,108
Johnson Outdoors, Inc., Class A
12,441 954,225
MasterCraft Boat Holdings, Inc.*
44,514 701,095
2,770,428
Life Sciences Tools & Services - 3.2%
Medpace Holdings, Inc.*(a)
74,159 6,233,806
NeoGenomics, Inc.*
54,044 1,580,787
Repligen Corp.*
68,199 6,308,407
Syneos Health, Inc.*
68,445 4,070,766
18,193,766
Machinery - 2.1%
Columbus McKinnon Corp.
28,997 1,160,750
Commercial Vehicle Group, Inc.*
185,665 1,178,973
Greenbrier Cos., Inc. (The)
8,895 288,465
John Bean Technologies Corp.
2,462 277,369
Kennametal, Inc.
31,610 1,166,093
Meritor, Inc.*
216,097 5,659,580
Miller Industries, Inc.
4,600 170,798
Mueller Industries, Inc.
41,937 1,331,500
Rexnord Corp.*
9,580 312,499
Wabash National Corp.
28,769 422,617
11,968,644
Marine - 0.0%(b)
Costamare, Inc. (Monaco) 20,447 194,860
Media - 0.6%
Entravision Communications
Corp., Class A 142,082 372,255
Fluent, Inc.*(a)
147,272 368,180
Gray Television, Inc.*
21,648 464,133
Scholastic Corp.
13,008 500,158
TEGNA, Inc.
123,409 2,059,696
3,764,422

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Metals & Mining - 1.5%
Carpenter Technology Corp.
5,333 $ 265,477
Commercial Metals Co.
19,715 439,053
Schnitzer Steel Industries, Inc.,
Class A 53,449 1,158,774
Warrior Met Coal, Inc.
299,514 6,328,731
Worthington Industries, Inc.
9,634 406,362
8,598,397
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 65,268 1,193,752
Blackstone Mortgage Trust, Inc.,
Class A 33,505 1,247,056
Invesco Mortgage Capital, Inc.
35,664 593,806
PennyMac Mortgage Investment
Trust 24,184 539,061
Redwood Trust, Inc.(a)
27,164 449,292
4,022,967
Multi-Utilities - 0.7%
NorthWestern Corp. 53,868 3,860,719
Oil, Gas & Consumable Fuels - 1.0%
Arch Coal, Inc., Class A(a)
16,625 1,192,678
CONSOL Energy, Inc.*
57,316 831,655
CVR Energy, Inc.
4,889 197,662
Delek US Holdings, Inc.(a)
77,883 2,611,417
World Fuel Services Corp.
20,059 870,962
5,704,374
Paper & Forest Products - 0.2%
Boise Cascade Co.
9,421 344,149
Verso Corp., Class A*
32,994 594,882
939,031
Personal Products - 0.6%
Inter Parfums, Inc.
14,347 1,043,170
Medifast, Inc.
9,265 1,015,259
USANA Health Sciences, Inc.*
16,724 1,313,670
3,372,099
Pharmaceuticals - 0.6%
Assertio Therapeutics, Inc.*(a)
282,837 353,546
Corcept Therapeutics, Inc.*(a)
95,604 1,156,808
Innoviva, Inc.*(a)
22,124 313,276
Lannett Co., Inc.*(a)
183,586 1,619,229
3,442,859
Professional Services - 3.8%
Barrett Business Services, Inc.
24,858 2,248,655
BG Staffing, Inc.
18,099 396,187
CBIZ, Inc.*
17,515 472,205
FTI Consulting, Inc.*
49,319 5,457,641
Heidrick & Struggles
International, Inc. 48,098 1,563,185
ICF International, Inc.
17,752 1,626,438
INVESTMENTS SHARES VALUE
Professional Services - 3.8% (continued)
Insperity, Inc.
5,659 $ 486,900
Kelly Services, Inc., Class A(a)
108,442 2,448,620
Kforce, Inc.
110,340 4,380,498
Resources Connection, Inc.
13,854 226,236
TrueBlue, Inc.*
103,636 2,493,482
21,800,047
Road & Rail - 0.6%
ArcBest Corp.
105,549 2,913,152
Avis Budget Group, Inc.*(a)
7,712 248,635
Covenant Transportation Group,
Inc., Class A* 18,139 234,447
3,396,234
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Energy Industries,
Inc.*(a) 10,082 717,838
Amkor Technology, Inc.*
328,668 4,272,684
Cabot Microelectronics Corp.
24,252 3,500,049
Cirrus Logic, Inc.*
39,613 3,264,507
Diodes, Inc.*
62,021 3,496,124
Enphase Energy, Inc.*(a)
57,500 1,502,475
FormFactor, Inc.*
85,934 2,231,706
Ichor Holdings Ltd.*
57,555 1,914,855
Lattice Semiconductor Corp.*
127,049 2,431,718
Onto Innovation, Inc.*
13,137 480,026
Photronics, Inc.*
206,746 3,258,317
Power Integrations, Inc.
12,255 1,212,142
Semtech Corp.*
5,953 314,914
Silicon Laboratories, Inc.*
2,671 309,783
SMART Global Holdings, Inc.*
70,716 2,682,965
Synaptics, Inc.*
4,316 283,863
Ultra Clean Holdings, Inc.*
42,633 1,000,596
Xperi Corp.
119,917 2,218,464
35,093,026
Software - 3.3%
ACI Worldwide, Inc.*(a)
44,141 1,672,282
Alarm.com Holdings, Inc.*
5,860 251,804
Appfolio, Inc., Class A*
2,253 247,717
Avaya Holdings Corp.*
94,973 1,282,136
Digital Turbine, Inc.*(a)
254,031 1,811,241
Ebix, Inc.(a)
6,001 200,493
eGain Corp.*(a)
22,618 179,135
Intelligent Systems Corp.*(a)
35,232 1,407,166
j2 Global, Inc.
43,647 4,090,160
Mitek Systems, Inc.*
41,392 316,649
Progress Software Corp.
40,965 1,702,096
Qualys, Inc.*
24,460 2,039,230
SecureWorks Corp., Class A*
58,579 975,926
SPS Commerce, Inc.*(a)
16,764 929,061
Verint Systems, Inc.*
37,601 2,081,591
19,186,687

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Specialty Retail - 2.5%
Aaron's, Inc.
13,347 $ 762,247
American Eagle Outfitters, Inc.
50,667 744,805
Asbury Automotive Group, Inc.*
4,318 482,709
Cato Corp. (The), Class A
49,412 859,769
Citi Trends, Inc.
35,053 810,425
Genesco, Inc.*
33,919 1,625,399
GNC Holdings, Inc., Class A*(a)
57,062 154,067
Group 1 Automotive, Inc.
6,404 640,400
Haverty Furniture Cos., Inc.
12,627 254,560
Hibbett Sports, Inc.*(a)
9,652 270,642
Lithia Motors, Inc., Class A
4,302 632,394
Office Depot, Inc.
664,479 1,820,673
Shoe Carnival, Inc.
56,846 2,119,219
Sleep Number Corp.*
7,143 351,721
Sonic Automotive, Inc., Class A
23,816 738,296
Zumiez, Inc.*
57,946 2,001,455
14,268,781
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc.* 139,906 1,200,393
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp.*
30,453 5,142,294
Fossil Group, Inc.*(a)
67,898 535,036
Movado Group, Inc.
29,686 645,374
Oxford Industries, Inc.
14,704 1,108,976
Rocky Brands, Inc.
13,678 402,543
Steven Madden Ltd.
71,558 3,077,710
Vera Bradley, Inc.*
76,688 904,918
11,816,851
Thrifts & Mortgage Finance - 5.2%
Axos Financial, Inc.*
35,082 1,062,283
Essent Group Ltd.
123,947 6,444,004
First Defiance Financial Corp.
34,485 1,085,933
Flagstar Bancorp, Inc.
63,436 2,426,427
HomeStreet, Inc.*
10,826 368,084
Meta Financial Group, Inc.
9,939 362,873
NMI Holdings, Inc., Class A*
36,533 1,212,165
PennyMac Financial Services,
Inc. 69,116 2,352,709
Radian Group, Inc.
326,971 8,226,590
Walker & Dunlop, Inc.
81,948 5,300,397
Washington Federal, Inc.
30,754 1,127,134
29,968,599
Tobacco - 0.3%
Turning Point Brands, Inc.(a)
39,198 1,121,063
Universal Corp.
7,426 423,727
1,544,790
Trading Companies & Distributors - 1.7%
BMC Stock Holdings, Inc.*
105,206 3,018,360
CAI International, Inc.*
70,013 2,028,977
GMS, Inc.*
69,120 1,871,770
INVESTMENTS SHARES VALUE
Trading Companies & Distributors - 1.7% (continued)
Rush Enterprises, Inc., Class
A(a) 15,001 $ 697,546
Textainer Group Holdings Ltd.
(China)* 23,369 250,282
Triton International Ltd.
43,944 1,766,549
9,633,484
Water Utilities - 0.1%
Middlesex Water Co. 7,224 459,230
Wireless Telecommunication Services - 0.2%
Shenandoah
Telecommunications Co. 21,594 898,526
TOTAL COMMON STOCKS
(Cost $473,414,100) 568,176,331
PREFERRED STOCKS - 0.0%(b)
Diversified Telecommunication Services - 0.0%(b)
GCI Liberty, Inc., Series A,
7.00%, 3/10/2039(c)
(Cost $24,899) 2,727 72,211
SHORT-TERM INVESTMENTS - 1.3%
INVESTMENT COMPANIES - 1.3%
Limited Purpose Cash
Investment Fund, 1.61%(d)
(Cost $7,472,828) 7,474,435 7,474,435
SECURITIES LENDING COLLATERAL - 4.4%
Investment Companies - 4.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(d)(e) 3,528,853 3,528,853
Limited Purpose Cash
Investment Fund 1.61%(d)(e) 21,945,394 21,945,394
TOTAL SECURITIES LENDING COLLATERAL
(Cost $25,474,247) 25,474,247
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 104.4%
(Cost $506,386,074) 601,197,224
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.4)%(f) (25,604,276)
NET ASSETS - 100.0% $ 575,592,948

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,038,673 0.9%
Consumer Discretionary 61,224,758 10.6
Consumer Staples 10,356,352 1.8
Energy 6,716,457 1.2
Financials 108,373,513 18.8
Health Care 106,076,763 18.4
Industrials 123,533,607 21.5
Information Technology 98,409,282 17.1
Materials 13,340,088 2.3
Real Estate 18,012,908 3.1
Utilities 17,166,141 3.0
Short-Term Investments 7,474,435 1.3
Securities Lending Collateral 25,474,247 4.4
Total Investments In Securities
At Value 601,197,224 104.4
Liabilities in Excess of Other
Assets(f) (25,604,276) (4.4)
Net Assets
$ 575,592,948 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $24,853,693.
(b) Represents less than 0.05% of net assets.
(c) Perpetual security. The rate reflected was the rate in effect on
December 31, 2019. The maturity date reflects the next call date.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $139,128 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 11 3/2020 USD $ 918,830 $ 4,884
$ 4,884

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.7%
Australia - 5.8%
Aurizon Holdings Ltd. 45,360 $ 166,468
BHP Group Ltd. 55,060 1,507,670
BHP Group plc 3,303 77,402
BlueScope Steel Ltd. 306,309 3,244,303
Brambles Ltd. 10,382 85,451
CIMIC Group Ltd. 10,703 248,841
CSL Ltd. 7,504 1,454,891
Dexus, REIT 104,929 863,753
Flight Centre Travel Group Ltd. 29,103 900,159
Fortescue Metals Group Ltd. 454,450 3,425,807
Goodman Group, REIT 41,832 393,103
GPT Group (The), REIT 196,673 774,704
Newcrest Mining Ltd. 13,771 290,829
Rio Tinto Ltd. 5,989 423,722
Rio Tinto plc 8,729 516,713
Scentre Group, REIT 235,569 633,976
Telstra Corp. Ltd. 360,134 894,570
15,902,362
—
Belgium - 0.9%
Ageas 36,007 2,129,188
Proximus SADP 13,838 396,510
2,525,698
—
Canada - 7.0%
Air Canada(1)* 22,077 824,732
Bank of Montreal(1) 2,424 187,864
Bank of Nova Scotia (The)(1) 4,734 267,405
Canadian Imperial Bank of
Commerce(1) 14,509 1,207,379
CCL Industries, Inc., Class B(1) 7,415 315,889
CGI, Inc.(1)* 42,272 3,537,561
CI Financial Corp.(1) 31,025 518,696
Cronos Group, Inc.(1)*(a) 22,408 172,044
Great-West Lifeco, Inc.(1) 3,723 95,358
Husky Energy, Inc.(1) 57,968 465,155
Hydro One Ltd.(1)(b) 26,998 521,435
iA Financial Corp., Inc.(1) 14,268 783,748
Intact Financial Corp.(1) 797 86,184
Magna International, Inc.(1) 38,350 2,102,745
Manulife Financial Corp.(1) 12,030 244,204
National Bank of Canada(1) 1,646 91,366
Open Text Corp.(1) 33,671 1,483,697
Power Corp. of Canada(1) 5,259 135,469
Royal Bank of Canada(1) 22,462 1,777,344
Toronto-Dominion Bank (The)(1) 75,095 4,211,752
19,030,027
—
China - 0.6%
Prosus NV* 8,471 633,983
Yangzijiang Shipbuilding Holdings Ltd. 1,369,500 1,141,571
1,775,554
—
Denmark - 2.4%
Coloplast A/S, Class B 2,242 278,145
Demant A/S*(a) 16,127 507,902
Genmab A/S* 1,661 369,412
Novo Nordisk A/S, Class B 77,062 4,465,653
INVESTMENTS SHARES VALUE
Denmark - 2.4% (continued)
Pandora A/S 21,336 $ 927,874
6,548,986
—
Finland - 1.4%
Fortum OYJ 9,828 242,589
Neste OYJ 53,324 1,855,728
Nokia OYJ 143,842 532,053
Orion OYJ, Class B 25,855 1,197,388
3,827,758
—
France - 8.9%
AXA SA 61,914 1,749,458
Carrefour SA 7,484 125,871
Cie de Saint-Gobain 31,746 1,300,502
CNP Assurances 64,361 1,282,403
Electricite de France SA 158,454 1,768,074
Eutelsat Communications SA 6,956 113,340
Ingenico Group SA 755 82,128
L'Oreal SA 4,920 1,454,881
LVMH Moet Hennessy Louis Vuitton
SE 5,391 2,511,958
Natixis SA 439,086 1,955,916
Orange SA 10,625 156,147
Peugeot SA 135,654 3,266,163
Sanofi 32,154 3,229,145
TOTAL SA 96,624 5,361,715
24,357,701
—
Germany - 7.7%
adidas AG 5,818 1,893,864
Allianz SE (Registered) 17,700 4,336,993
Bayer AG (Registered) 38,079 3,095,696
Deutsche Boerse AG 3,492 547,590
Deutsche Post AG (Registered) 23,497 893,454
Deutsche Telekom AG (Registered) 80,708 1,318,945
Deutsche Wohnen SE 10,225 415,920
E.ON SE 40,993 438,087
Fresenius SE & Co. KGaA 9,490 534,035
Henkel AG & Co. KGaA (Preference) 996 102,887
HOCHTIEF AG 1,058 134,700
HUGO BOSS AG 3,173 153,586
Infineon Technologies AG 65,302 1,475,457
SAP SE 27,763 3,736,852
Siemens Healthineers AG(b) 6,125 293,614
TUI AG 44,877 566,360
Volkswagen AG (Preference) 1,848 363,757
Vonovia SE 11,443 614,596
20,916,393
—
Hong Kong - 2.6%
CLP Holdings Ltd. 111,000 1,165,214
Henderson Land Development Co.
Ltd. 64,110 314,591
Hong Kong Exchanges & Clearing
Ltd. 19,000 617,267
Kerry Properties Ltd. 55,000 174,684
Link, REIT 26,000 275,443
New World Development Co. Ltd. 280,000 383,808
PCCW Ltd. 269,000 159,166

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Hong Kong - 2.6% (continued)
Sun Hung Kai Properties Ltd. 5,500 $ 84,232
WH Group Ltd.(b) 2,566,000 2,653,178
Yue Yuen Industrial Holdings Ltd. 409,500 1,208,556
7,036,139
—
Italy - 2.7%
Assicurazioni Generali SpA 104,540 2,158,207
Enel SpA 315,745 2,508,224
Leonardo SpA 110,399 1,294,686
Poste Italiane SpA(b) 114,822 1,304,708
7,265,825
—
Japan - 20.9%
Acom Co. Ltd. 10,000 45,372
AEON Financial Service Co. Ltd. 2,700 42,543
AGC, Inc. 11,600 414,792
Amada Holdings Co. Ltd. 86,100 979,280
Bandai Namco Holdings, Inc. 54,800 3,333,604
Central Japan Railway Co. 3,300 663,527
Credit Saison Co. Ltd. 16,800 291,375
Daiwa House Industry Co. Ltd. 15,100 467,449
Fujitsu Ltd. 37,500 3,527,093
Fukuoka Financial Group, Inc. 57,600 1,100,509
Hitachi High-Technologies Corp. 3,800 269,114
Hitachi Ltd. 82,900 3,498,028
Hoya Corp. 31,600 3,016,601
ITOCHU Corp. 91,900 2,129,937
Japan Airlines Co. Ltd. 19,500 607,150
Japan Tobacco, Inc. 27,100 604,237
Kamigumi Co. Ltd. 21,100 463,818
KDDI Corp. 38,500 1,148,700
Konami Holdings Corp. 20,500 842,397
Kyocera Corp. 23,100 1,574,397
Mitsubishi Electric Corp. 65,800 895,913
Mitsubishi Estate Co. Ltd. 31,000 593,181
Mitsubishi UFJ Financial Group, Inc. 27,200 147,052
Mitsui Fudosan Co. Ltd. 24,000 586,558
MS&AD Insurance Group Holdings,
Inc. 37,900 1,251,030
Nexon Co. Ltd.* 129,600 1,719,182
Nippon Express Co. Ltd. 30,000 1,758,570
Nippon Telegraph & Telephone Corp. 114,400 2,891,310
Nomura Real Estate Holdings, Inc. 8,000 191,882
NTT DOCOMO, Inc. 23,600 657,405
Rakuten, Inc. 28,100 240,064
Resona Holdings, Inc. 686,500 2,992,132
Rohm Co. Ltd. 9,000 718,102
Sekisui House Ltd. 77,900 1,663,543
Shimizu Corp. 10,300 104,924
Shinsei Bank Ltd. 80,500 1,228,204
Showa Denko KK 16,400 432,230
SUMCO Corp. 90,100 1,492,847
Sumitomo Heavy Industries Ltd. 69,600 1,976,975
Sumitomo Mitsui Financial Group, Inc. 70,400 2,600,250
Sumitomo Mitsui Trust Holdings, Inc. 2,500 98,827
Teijin Ltd. 9,400 175,612
Tokyo Electric Power Co. Holdings,
Inc.* 442,400 1,893,718
Tokyo Electron Ltd. 7,600 1,659,308
INVESTMENTS SHARES VALUE
Japan - 20.9% (continued)
Toppan Printing Co. Ltd. 41,800 $ 863,515
Tosoh Corp. 38,100 586,961
Toyo Seikan Group Holdings Ltd. 4,200 72,300
West Japan Railway Co. 6,300 544,909
Yamaha Corp. 34,700 1,923,889
Z Holdings Corp. 92,000 388,435
57,368,751
—
Macau - 0.6%
SJM Holdings Ltd. 1,444,000 1,644,230
Netherlands - 5.7%
ASML Holding NV 1,596 472,506
ING Groep NV 70,771 850,838
Koninklijke Ahold Delhaize NV 146,600 3,675,614
Koninklijke Philips NV 41,677 2,037,326
Randstad NV 18,487 1,132,794
Royal Dutch Shell plc, Class A 94,707 2,804,675
Royal Dutch Shell plc, Class B 64,849 1,924,957
Wolters Kluwer NV 35,965 2,626,003
15,524,713
—
Russia - 0.0%(c)
Evraz plc 14,930 79,947
Singapore - 0.4%
CapitaLand Commercial Trust, REIT 273,500 405,055
ComfortDelGro Corp. Ltd. 77,500 137,129
SATS Ltd. 97,700 367,754
Venture Corp. Ltd. 9,400 113,399
1,023,337
—
South Africa - 0.1%
Investec plc 37,131 218,210
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA 76,662 430,406
Enagas SA 9,812 250,620
Endesa SA 32,679 872,684
Grifols SA 7,841 277,034
Iberdrola SA 136,157 1,403,175
Mapfre SA 262,912 697,122
Naturgy Energy Group SA 8,647 217,740
Red Electrica Corp. SA 13,833 278,732
Repsol SA 96,199 1,511,303
5,938,816
—
Sweden - 3.3%
Assa Abloy AB, Class B 3,523 82,352
Essity AB, Class B 71,960 2,317,561
Hennes & Mauritz AB, Class B 171,328 3,494,670
ICA Gruppen AB 18,785 877,484
Investor AB, Class B 8,330 454,767
Skandinaviska Enskilda Banken AB,
Class A 15,532 145,998
Skanska AB, Class B 33,164 750,223
Swedbank AB, Class A 10,599 157,565

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Sweden - 3.3% (continued)
Telefonaktiebolaget LM Ericsson,
Class B 74,353 $ 649,683
8,930,303
—
Switzerland - 9.4%
Coca-Cola HBC AG* 4,150 141,059
Lonza Group AG (Registered)* 1,319 481,181
Nestle SA (Registered) 47,792 5,174,214
Novartis AG (Registered) 72,071 6,824,375
Roche Holding AG 22,360 7,267,062
Sonova Holding AG (Registered) 9,741 2,226,876
Swiss Life Holding AG (Registered) 3,037 1,523,573
Zurich Insurance Group AG 4,741 1,944,756
25,583,096
—
United Kingdom - 10.8%
3i Group plc 23,824 346,680
Admiral Group plc 10,749 328,472
AstraZeneca plc 14,046 1,405,892
Auto Trader Group plc(b) 13,636 107,686
Aviva plc 236,411 1,312,211
BAE Systems plc 141,647 1,060,556
Barclays plc 257,151 613,170
Barratt Developments plc 84,344 835,127
Berkeley Group Holdings plc 11,493 739,844
BP plc 250,850 1,578,049
British American Tobacco plc 38,753 1,647,084
BT Group plc 404,220 1,030,030
CK Hutchison Holdings Ltd. 19,000 181,174
Compass Group plc 33,917 850,020
Diageo plc 3,233 136,228
Direct Line Insurance Group plc 189,239 782,986
Experian plc 4,303 145,869
Fiat Chrysler Automobiles NV 77,575 1,150,168
GlaxoSmithKline plc 71,821 1,687,582
GVC Holdings plc 7,599 89,101
HSBC Holdings plc 272,028 2,129,557
Imperial Brands plc 25,501 630,903
Legal & General Group plc 281,850 1,132,208
Lloyds Banking Group plc 2,007,876 1,663,369
London Stock Exchange Group plc 5,501 565,349
M&G plc* 10,744 33,757
Marks & Spencer Group plc 54,314 154,005
Meggitt plc 45,125 393,037
Micro Focus International plc 78,194 1,097,502
National Grid plc 11,781 147,229
Next plc 10,168 947,482
Ocado Group plc* 87,881 1,491,079
Persimmon plc 21,997 785,713
Prudential plc 10,744 205,862
RELX plc 5,553 140,176
Sage Group plc (The) 8,747 86,776
Taylor Wimpey plc 235,212 603,101
Unilever plc 20,131 1,152,352
Vodafone Group plc 150,440 292,060
29,679,446
—
INVESTMENTS SHARES VALUE
United States - 1.3%
Bausch Health Cos., Inc.(1)* 69,454 $ 2,078,994
Carnival plc 29,561 1,416,964
3,495,958
—
TOTAL COMMON STOCKS
(Cost $217,797,098) 258,673,250
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4.2%
Limited Purpose Cash Investment
Fund, 1.61%(1)(d)
(Cost $11,523,886) 11,523,886 11,523,886
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(d)(e)
(Cost $337,296) 337,296 337,296
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.0%
(Cost $229,658,280) 270,534,432
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0%(f) 2,807,804
NET ASSETS - 100.0% $273,342,236
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,115,882 4.4%
Consumer Discretionary 35,891,612 13.1
Consumer Staples 20,693,550 7.6
Energy 15,501,581 5.7
Financials 51,022,648 18.7
Health Care 42,900,847 15.7
Industrials 24,510,784 9.0
Information Technology 26,006,502 9.5
Materials 11,149,386 4.1
Real Estate 7,172,937 2.6
Utilities 11,707,521 4.3
Short-Term Investments 11,523,886 4.2
Securities Lending Collateral 337,296 0.1
Total Investments In Securities
At Value 270,534,432 99.0
Other Assets in Excess of
Liabilities(f) 2,807,804 1.0
Net Assets
$ 273,342,236 100.0%

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was
$320,836.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $4,880,621, which represents approximately 1.79% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 114 3/2020 USD $ 11,608,050 $ 34,024
$ 34,024

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.6%
Brazil - 7.1%
Ambev SA, ADR(1)* 692,160 $ 3,225,465
B3 SA - Brasil Bolsa Balcao (1) 71,300 762,504
Banco BTG Pactual SA(1)* 34,500 645,026
Banco do Brasil SA(1)* 163,000 2,141,889
CCR SA(1) 61,000 287,660
Cia de Saneamento Basico do Estado
de Sao Paulo(1)* 184,500 2,777,108
Embraer SA, ADR(1)* 9,597 187,046
Engie Brasil Energia SA(1) 11,100 141,251
Itausa - Investimentos Itau SA
(Preference)(1) 162,895 570,155
Natura & Co. Holding SA(1) 116,000 1,107,893
Notre Dame Intermedica
Participacoes SA(1) 95,900 1,635,881
Petrobras Distribuidora SA(1)* 177,500 1,319,767
Porto Seguro SA(1) 6,600 103,298
Sul America SA(1) 97,597 1,458,605
Telefonica Brasil SA (Preference)(1) 8,500 122,407
TIM Participacoes SA, ADR(1) 44,393 848,350
17,334,305
—
Chile - 1.6%
Banco de Chile, ADR(1) 18,160 381,178
Banco de Credito e Inversiones SA(1) 6,443 292,182
Banco Santander Chile, ADR(1) 40,786 940,933
Cencosud SA(1) 348,360 458,643
Cia Cervecerias Unidas SA, ADR(1) 15,269 289,653
Enel Americas SA, ADR(1) 91,253 1,001,958
Enel Chile SA, ADR(1) 45,844 217,759
Latam Airlines Group SA, ADR(1) 40,001 406,410
3,988,716
—
China - 32.1%
58.com, Inc., ADR(1)* 4,817 311,804
Agricultural Bank of China Ltd., Class
A* 1,060,471 562,408
Air China Ltd., Class H 1,254,000 1,272,213
Alibaba Group Holding Ltd., ADR(1)* 65,466 13,885,338
Anhui Conch Cement Co. Ltd., Class
A 35,588 280,372
Anhui Conch Cement Co. Ltd., Class
H 456,500 3,326,118
ANTA Sports Products Ltd. 13,000 116,391
Autohome , Inc., ADR(1)* 2,981 238,510
BAIC Motor Corp. Ltd., Class H(a) 403,000 228,995
Baidu, Inc., ADR(1)* 12,555 1,586,952
Bank of China Ltd., Class A* 1,038,900 551,025
Bank of China Ltd., Class H 2,179,000 931,475
Bank of Communications Co. Ltd.* 302,824 245,090
Bank of Communications Co. Ltd.,
Class H 180,000 127,905
Bank of Ningbo Co. Ltd., Class A 36,564 148,127
Bank of Shanghai Co. Ltd., Class A 54,300 74,112
BOE Technology Group Co. Ltd.,
Class A 327,200 213,980
Bosideng International Holdings Ltd. 784,000 282,827
BYD Co. Ltd., Class A 23,619 161,888
China CITIC Bank Corp. Ltd., Class H 584,000 350,170
INVESTMENTS SHARES VALUE
China - 32.1% (continued)
China Construction Bank Corp., Class
H 2,808,000 $ 2,434,653
China Everbright Bank Co. Ltd., Class
A 179,100 113,555
China Everbright Bank Co. Ltd., Class
H 242,000 112,398
China Everbright International Ltd. 865,000 693,643
China Evergrande Group* 525,000 1,455,624
China Hongqiao Group Ltd. 650,000 392,004
China International Travel Service
Corp. Ltd., Class A 14,000 179,148
China Medical System Holdings Ltd. 117,000 168,410
China Merchants Bank Co. Ltd., Class
A 61,800 334,196
China Merchants Securities Co. Ltd.,
Class A 66,200 174,312
China Minsheng Banking Corp. Ltd.,
Class A 106,267 96,384
China Mobile Ltd. 469,175 3,964,461
China National Building Material Co.
Ltd., Class H 1,270,000 1,416,844
China Oriental Group Co. Ltd. 8,000 3,318
China Overseas Land & Investment
Ltd. 380,000 1,479,946
China Pacific Insurance Group Co.
Ltd., Class A 21,900 119,251
China Petroleum & Chemical Corp.,
Class A 155,300 114,248
China Resources Land Ltd. 290,000 1,442,848
China Telecom Corp. Ltd., Class H 312,000 128,541
China United Network
Communications Ltd., Class A 130,700 110,752
China Vanke Co. Ltd., Class H 214,000 912,945
China Yangtze Power Co. Ltd., Class
A 48,600 128,434
Chongqing Rural Commercial Bank
Co. Ltd., Class H 483,000 246,735
CITIC Ltd. 178,000 237,580
CITIC Securities Co. Ltd., Class A 68,900 250,943
CNOOC Ltd., ADR(1) 7,880 1,313,360
Country Garden Holdings Co. Ltd. 1,591,000 2,546,432
Country Garden Services Holdings
Co. Ltd. 511,000 1,720,448
Daqin Railway Co. Ltd., Class A 82,500 97,349
Far East Horizon Ltd. 183,000 171,477
Foshan Haitian Flavouring & Food Co.
Ltd., Class A 10,600 163,987
Gree Electric Appliances, Inc. of
Zhuhai, Class A 21,700 204,772
Greentown Service Group Co. Ltd.(b) 286,000 312,196
Guotai Junan Securities Co. Ltd.,
Class A 63,990 170,312
Haidilao International Holding Ltd.(a) 119,000 477,931
Haier Smart Home Co. Ltd., Class A 57,300 160,782
Haitong Securities Co. Ltd., Class A 82,600 183,882
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 61,800 291,505
Hua Hong Semiconductor Ltd.(a) 445,000 1,013,610
Huadian Power International Corp.
Ltd., Class H 74,000 28,118

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
China - 32.1% (continued)
Huatai Securities Co. Ltd., Class A 60,500 $ 176,816
Huazhu Group Ltd., ADR(1)* 7,502 300,605
Industrial & Commercial Bank of
China Ltd., Class A 117,000 98,907
Industrial & Commercial Bank of
China Ltd., Class H 1,430,000 1,103,287
Industrial Bank Co. Ltd., Class A* 63,643 181,158
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 31,500 140,225
JD.com, Inc., ADR(1)* 33,127 1,167,064
Jiangsu Hengrui Medicine Co. Ltd.* 26,738 336,589
Jiangsu Yanghe Brewery Joint-Stock
Co. Ltd., Class A 7,664 121,892
Jiangxi Copper Co. Ltd., Class H 166,000 228,312
Kweichow Moutai Co. Ltd., Class A 3,700 630,041
Li Ning Co. Ltd. 410,500 1,231,206
Luxshare Precision Industry Co. Ltd.,
Class A 47,950 252,169
Luzhou Laojiao Co. Ltd., Class A 13,400 167,150
Midea Group Co. Ltd., Class A 24,700 207,217
Momo , Inc., ADR(1) 6,789 227,432
NetEase , Inc., ADR(1) 2,868 879,444
New China Life Insurance Co. Ltd.,
Class A 16,700 118,161
New Oriental Education & Technology
Group, Inc., ADR(1)* 5,557 673,786
PetroChina Co. Ltd., Class A 90,400 75,803
Pinduoduo , Inc., ADR(1)* 7,744 292,878
Ping An Bank Co. Ltd., Class A 85,620 202,707
Ping An Insurance Group Co. of China
Ltd., Class A 34,800 427,919
SAIC Motor Corp. Ltd., Class A 55,300 189,617
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 308,000 369,061
Shanghai Pudong Development Bank
Co. Ltd., Class A 85,907 152,788
Shenwan Hongyuan Group Co. Ltd.,
Class A 163,075 120,117
Sinopec Shanghai Petrochemical Co.
Ltd., Class H 244,000 73,659
Sinotruk Hong Kong Ltd. 545,000 1,163,186
Suning.com Co. Ltd., Class A 75,300 109,474
TAL Education Group, ADR(1)* 16,458 793,276
Tencent Holdings Ltd. 173,000 8,334,474
Trip.com Group Ltd., ADR(1)* 20,700 694,278
Tsingtao Brewery Co. Ltd., Class H(c) 80,000 537,453
Vipshop Holdings Ltd., ADR(1)* 24,408 345,861
Weichai Power Co. Ltd., Class H 938,000 1,979,860
Wuliangye Yibin Co. Ltd., Class A 15,905 304,568
Yonghui Superstores Co. Ltd., Class A 89,546 97,078
Yum China Holdings, Inc.(1) 17,202 825,868
Zhongsheng Group Holdings Ltd. 724,000 2,965,140
ZTO Express Cayman, Inc., ADR(1) 13,959 325,943
79,085,503
—
INVESTMENTS SHARES VALUE
Hong Kong - 1.1%
Haier Electronics Group Co. Ltd. 795,000 $ 2,483,851
SSY Group Ltd. 124,000 100,437
Sun Art Retail Group Ltd. 81,000 98,285
2,682,573
—
Hungary - 0.2%
MOL Hungarian Oil & Gas plc 38,304 381,819
India - 7.3%
Aurobindo Pharma Ltd. 37,909 242,698
Axis Bank Ltd., GDR(b) 7,662 406,845
Cipla Ltd. 53,605 359,185
Coal India Ltd. 36,466 108,111
Colgate-Palmolive India Ltd. 13,138 269,366
Divi's Laboratories Ltd. 12,025 311,182
Dr Reddy's Laboratories Ltd., ADR(1) 12,064 489,557
GAIL India Ltd. 317,025 537,393
Godrej Consumer Products Ltd. 7,047 67,604
Hindalco Industries Ltd. 391,693 1,187,469
Hindustan Unilever Ltd. 65,408 1,762,681
Infosys Ltd., ADR(1) 100,322 1,035,323
InterGlobe Aviation Ltd.(a) 122,092 2,281,801
Larsen & Toubro Ltd., GDR(b) 5,188 95,316
Nestle India Ltd. 1,291 267,428
NTPC Ltd. 187,463 312,743
Oil & Natural Gas Corp. Ltd. 233,377 421,421
Reliance Industries Ltd., GDR(a) 68,194 2,892,975
State Bank of India, GDR*(b) 1,844 86,309
Sun Pharmaceutical Industries Ltd. 112,322 681,194
Tata Consultancy Services Ltd. 29,173 883,381
Tech Mahindra Ltd. 10,699 114,293
United Spirits Ltd.* 8,284 69,607
Wipro Ltd., ADR(1) 207,377 777,664
Zee Entertainment Enterprises Ltd. 529,188 2,165,581
17,827,127
—
Indonesia - 2.9%
Adaro Energy Tbk . PT 4,277,100 477,972
Bank Central Asia Tbk . PT 440,300 1,058,923
Bank Rakyat Indonesia Persero Tbk .
PT 6,233,400 1,973,032
Bukit Asam Tbk . PT 2,177,400 416,474
Charoen Pokphand Indonesia Tbk . PT 489,800 229,067
Gudang Garam Tbk . PT 30,300 115,584
Indah Kiat Pulp & Paper Corp. Tbk .
PT 725,800 401,683
Indofood CBP Sukses Makmur Tbk .
PT 172,700 138,683
Indofood Sukses Makmur Tbk . PT 1,857,000 1,058,833
Telekomunikasi Indonesia Persero
Tbk . PT 1,918,500 549,607
United Tractors Tbk . PT 386,600 598,573
7,018,431
—
Malaysia - 2.6%
AirAsia Group Bhd. 1,842,992 766,282
DiGi.Com Bhd. 101,800 111,115
Genting Bhd. 151,900 224,775
Genting Malaysia Bhd. 362,400 291,702
Hong Leong Bank Bhd. 118,500 501,450

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Malaysia - 2.6% (continued)
Malayan Banking Bhd. 812,500 $ 1,716,954
MISC Bhd. 242,900 496,285
Petronas Chemicals Group Bhd. 213,400 383,502
Petronas Gas Bhd. 6,500 26,423
Public Bank Bhd. 122,100 580,724
RHB Bank Bhd. 167,700 236,927
Sime Darby Bhd. 1,234,600 670,157
Tenaga Nasional Bhd. 103,700 336,352
6,342,648
—
Mexico - 1.4%
Alfa SAB de CV, Class A(1) 1,684,193 1,396,701
America Movil SAB de CV, Class L,
ADR(1) 46,882 750,112
Arca Continental SAB de CV(1) 6,166 32,605
El Puerto de Liverpool SAB de CV,
Class C1(1)(c) 60,996 302,988
Grupo Bimbo SAB de CV, Series A(1) 60,000 109,258
Grupo Financiero Inbursa SAB de CV,
Class O(1) 83,500 102,413
Grupo Mexico SAB de CV, Series B(1) 91,407 250,714
Kimberly-Clark de Mexico SAB de CV,
Class A(1)* 154,300 306,029
Wal-Mart de Mexico SAB de CV(1) 69,055 197,770
3,448,590
—
Peru - 0.3%
Credicorp Ltd.(1) 3,587 764,497
Philippines - 0.4%
Ayala Land, Inc. 183,900 164,942
BDO Unibank , Inc. 68,970 214,999
International Container Terminal
Services, Inc. 154,640 391,912
JG Summit Holdings, Inc. 61,720 98,366
SM Investments Corp. 5,785 119,045
989,264
—
Poland - 1.2%
Bank Polska Kasa Opieki SA 6,216 164,497
CD Projekt SA 14,277 1,052,783
Grupa Lotos SA 16,308 359,733
KGHM Polska Miedz SA* 8,006 201,951
LPP SA 103 239,452
PGE Polska Grupa Energetyczna SA* 191,869 402,056
Polski Koncern Naftowy ORLEN SA 14,088 318,665
Polskie Gornictwo Naftowe i
Gazownictwo SA 57,293 65,348
Powszechna Kasa Oszczednosci
Bank Polski SA 23,318 211,696
3,016,181
—
Romania - 0.1%
NEPI Rockcastle plc 16,269 143,848
Russia - 3.5%
Gazprom PJSC, ADR 204,794 1,690,273
LUKOIL PJSC, ADR 14,706 1,464,815
MMC Norilsk Nickel PJSC, ADR(1) 23,567 718,558
MMC Norilsk Nickel PJSC, ADR 19,646 600,799
INVESTMENTS SHARES VALUE
Russia - 3.5% (continued)
Novatek PJSC, GDR(b) 3,867 $ 787,384
Novolipetsk Steel PJSC, GDR(b) 25,661 591,535
PhosAgro PJSC, GDR(b) 6,831 86,841
Rosneft Oil Co. PJSC, GDR(b) 68,272 495,648
Severstal PJSC, GDR(b) 59,769 904,520
Surgutneftegas PJSC, ADR 52,979 428,869
Tatneft PJSC, ADR 10,259 759,609
8,528,851
—
Saudi Arabia - 2.2%
Al Rajhi Bank 141,718 2,471,309
Banque Saudi Fransi 16,514 166,852
National Commercial Bank 44,176 579,953
Riyad Bank 35,854 229,475
Samba Financial Group 36,726 317,744
Saudi Arabian Fertilizer Co. 3,641 75,230
Saudi Arabian Mining Co.* 14,154 167,580
Saudi Basic Industries Corp. 31,840 797,629
Saudi Electricity Co. 15,446 83,242
Saudi Telecom Co. 17,718 480,767
5,369,781
—
South Africa - 4.6%
Absa Group Ltd. 20,891 222,866
Aspen Pharmacare Holdings Ltd.* 8,312 70,887
Exxaro Resources Ltd. 12,767 119,345
Foschini Group Ltd. (The) 61,655 658,568
Growthpoint Properties Ltd., REIT 47,429 74,924
Impala Platinum Holdings Ltd.* 129,864 1,326,866
Investec Ltd. 150,398 891,740
Kumba Iron Ore Ltd. 90,516 2,693,059
Momentum Metropolitan Holdings 59,318 92,527
MTN Group Ltd. 248,601 1,465,539
MultiChoice Group* 41,672 347,180
Pick n Pay Stores Ltd. 26,414 120,532
Remgro Ltd. 28,077 391,514
RMB Holdings Ltd. 38,627 222,171
Sibanye Gold Ltd.* 51,354 131,217
SPAR Group Ltd. (The) 9,185 129,757
Standard Bank Group Ltd. 21,593 259,720
Telkom SA SOC Ltd. 550,181 1,369,696
Truworths International Ltd. 204,723 720,453
11,308,561
—
South Korea - 10.3%
BGF retail Co. Ltd.* 1,385 202,651
Daelim Industrial Co. Ltd.* 17,471 1,366,750
DB Insurance Co. Ltd.* 2,551 115,233
Doosan Bobcat, Inc.* 23,638 701,971
GS Engineering & Construction Corp.* 2,517 67,360
Hana Financial Group, Inc. 2,225 70,773
Hanwha Corp.* 30,689 661,866
Hyundai Department Store Co. Ltd.* 5,709 409,388
Hyundai Glovis Co. Ltd.* 2,492 307,478
Hyundai Marine & Fire Insurance Co.
Ltd.* 33,441 778,335
Hyundai Mobis Co. Ltd. 3,729 825,006
Industrial Bank of Korea 9,255 94,339
Kia Motors Corp.* 30,212 1,153,812

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
South Korea - 10.3% (continued)
Korea Investment Holdings Co. Ltd.* 8,276 $ 516,848
Korea Zinc Co. Ltd.* 2,128 781,988
Korean Air Lines Co. Ltd.* 11,725 288,275
Kumho Petrochemical Co. Ltd.* 7,738 517,492
LG Electronics, Inc. 47,193 2,931,497
Posco International Corp.* 10,172 163,637
S-1 Corp.* 5,924 480,237
Samsung Electronics Co. Ltd. 186,290 8,976,733
SK Hynix, Inc. 50,208 4,083,806
25,495,475
—
Taiwan - 10.8%
Asia Cement Corp. 82,000 131,257
Catcher Technology Co. Ltd. 26,000 196,935
Chailease Holding Co. Ltd. 59,990 276,544
China Airlines Ltd. 68,000 20,552
China Life Insurance Co. Ltd.* 1,201,981 1,026,193
CTBC Financial Holding Co. Ltd. 1,270,559 950,559
E.Sun Financial Holding Co. Ltd. 1,389,770 1,295,149
Eva Airways Corp. 1,867,996 856,770
Far EasTone Telecommunications
Co. Ltd. 29,000 69,749
Feng TAY Enterprise Co. Ltd. 11,200 72,895
First Financial Holding Co. Ltd. 1,967,084 1,556,512
Mega Financial Holding Co. Ltd. 123,000 125,598
Nanya Technology Corp. 38,000 106,346
Novatek Microelectronics Corp. 32,000 234,464
Pou Chen Corp. 822,000 1,075,245
Shin Kong Financial Holding Co. Ltd.* 2,247,680 776,790
SinoPac Financial Holdings Co. Ltd. 818,000 354,863
Taishin Financial Holding Co. Ltd. 145,053 70,204
Taiwan Business Bank 4,109,142 1,728,541
Taiwan Cooperative Financial Holding
Co. Ltd. 295,713 204,676
Taiwan Mobile Co. Ltd. 65,000 242,871
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR(1) 185,472 10,775,923
Uni -President Enterprises Corp. 401,000 994,412
United Microelectronics Corp. 2,219,000 1,215,900
Walsin Technology Corp. 27,000 215,518
Zhen Ding Technology Holding Ltd. 468,000 2,245,499
26,819,965
—
Thailand - 3.4%
Advanced Info Service PCL, NVDR 300,700 2,135,224
Bangkok Bank PCL, NVDR 282,200 1,505,786
Charoen Pokphand Foods PCL,
NVDR 908,100 832,488
CP ALL PCL, NVDR 227,500 548,178
Krung Thai Bank PCL, NVDR 2,629,000 1,438,583
Minor International PCL, NVDR 62,000 74,412
PTT Exploration & Production PCL,
NVDR 100,100 415,448
Ratch Group PCL, NVDR 186,600 428,312
Robinson PCL, NVDR 105,100 231,426
Siam Cement PCL (The), NVDR 5,600 73,194
Siam Commercial Bank PCL (The),
NVDR 102,900 418,438
INVESTMENTS SHARES VALUE
Thailand - 3.4% (continued)
Thai Union Group PCL, NVDR 307,800 $ 138,471
8,239,960
—
Turkey - 0.4%
Arcelik A/S* 98,396 344,583
KOC Holding A/S 102,398 349,944
Turkiye Is Bankasi A/S, Class C* 200,184 215,585
910,112
—
United States - 1.1%
JBS SA(1) 412,400 2,644,970
TOTAL COMMON STOCKS
(Cost $182,565,977) 232,341,177
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 1.61%(1)(d)
(Cost $11,188,115) 11,188,194 11,188,194
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(d)(e) 52,581 52,581
Limited Purpose Cash Investment
Fund 1.61%(1)(d)(e) 326,993 326,993
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $379,574) 379,574
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $194,133,666) 243,908,945
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6%(f) 1,379,523
NET ASSETS - 100.0% $245,288,468

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,493,351 11.2%
Consumer Discretionary 38,854,164 15.8
Consumer Staples 17,578,303 7.2
Energy 13,705,889 5.6
Financials 44,660,735 18.1
Health Care 4,765,081 1.9
Industrials 20,264,237 8.3
Information Technology 32,633,050 13.3
Materials 17,743,710 7.2
Real Estate 8,221,509 3.4
Utilities 6,421,148 2.6
Short-Term Investments 11,188,194 4.6
Securities Lending Collateral 379,574 0.2
Total Investments In Securities
At Value 243,908,945 99.4
Other Assets in Excess of
Liabilities(f) 1,379,523 0.6
Net Assets
$ 245,288,468 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $6,895,312, which represents approximately
2.81% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2019, the value of these securities amounted to $3,766,594 or
1.54% of net assets.
(c) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $360,972.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 186 3/2020 USD $ 10,417,860 $ 56,923
$ 56,923

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 95.8%
Aerospace & Defense - 1.9%
Huntington Ingalls Industries, Inc.
7,742 $ 1,942,313
Northrop Grumman Corp.
2,371 815,553
Raytheon Co.
3,101 681,414
Spirit AeroSystems Holdings,
Inc., Class A 30,120 2,195,145
Teledyne Technologies, Inc.*
2,603 902,044
6,536,469
Airlines - 0.5%
JetBlue Airways Corp.*
27,017 505,758
United Airlines Holdings, Inc.*
12,481 1,099,452
1,605,210
Banks - 5.4%
Bank of America Corp.
31,071 1,094,321
Bank OZK
3,167 96,609
CIT Group, Inc.
2,141 97,694
Citigroup, Inc.
18,348 1,465,822
Citizens Financial Group, Inc.
14,425 585,799
Fifth Third Bancorp
13,001 399,651
First Citizens BancShares, Inc.,
Class A 335 178,290
JPMorgan Chase & Co.
43,114 6,010,092
PNC Financial Services Group,
Inc. (The) 727 116,051
Popular, Inc.
68,385 4,017,619
Truist Financial Corp.
6,406 360,786
US Bancorp
11,588 687,052
Wells Fargo & Co.
57,050 3,069,290
18,179,076
Beverages - 1.4%
Monster Beverage Corp.*
2,855 181,435
PepsiCo, Inc.
33,245 4,543,594
4,725,029
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc.*
7,413 801,716
Amgen, Inc.
1,114 268,552
Biogen, Inc.*
13,373 3,968,170
Exelixis, Inc.*
135,319 2,384,321
7,422,759
Building Products - 0.2%
Owens Corning 9,006 586,471
Capital Markets - 2.0%
Ameriprise Financial, Inc.
21,170 3,526,499
CME Group, Inc.
7,048 1,414,675
Evercore, Inc., Class A(a)
4,792 358,250
LPL Financial Holdings, Inc.
6,248 576,378
Morgan Stanley
5,289 270,374
MSCI, Inc.
908 234,427
INVESTMENTS SHARES VALUE
Capital Markets - 2.0% (continued)
S&P Global, Inc.
807 $ 220,351
6,600,954
Chemicals - 0.7%
Celanese Corp.
5,419 667,187
Dow, Inc.
8,590 470,131
LyondellBasell Industries NV,
Class A 11,358 1,073,104
2,210,422
Commercial Services & Supplies - 1.1%
Cintas Corp.
1,315 353,840
Copart, Inc.*
5,071 461,157
KAR Auction Services, Inc.
25,305 551,396
Republic Services, Inc.
1,912 171,373
Waste Management, Inc.
18,416 2,098,687
3,636,453
Communications Equipment - 0.7%
Cisco Systems, Inc. 52,096 2,498,524
Consumer Finance - 0.7%
Capital One Financial Corp.
2,959 304,511
Credit Acceptance Corp.*
229 101,294
OneMain Holdings, Inc.
2,262 95,343
Synchrony Financial
51,743 1,863,265
2,364,413
Distributors - 0.0%(b)
LKQ Corp.* 2,069 73,863
Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B 1,351 863,275
Diversified Financial Services - 1.7%
AXA Equitable Holdings, Inc.
34,352 851,243
Berkshire Hathaway, Inc., Class
B* 21,313 4,827,394
5,678,637
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc. 15,124 928,614
Electric Utilities - 2.3%
American Electric Power Co.,
Inc. 8,809 832,538
Exelon Corp.
90,469 4,124,482
Hawaiian Electric Industries, Inc.
2,968 139,080
Pinnacle West Capital Corp.
28,461 2,559,498
7,655,598
Electrical Equipment - 0.2%
Acuity Brands, Inc.
3,816 526,608
Eaton Corp. plc
1,268 120,105
646,713

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc.*
8,314 $ 704,528
Avnet, Inc.
9,152 388,411
CDW Corp.
10,922 1,560,098
Jabil, Inc.
48,317 1,996,942
SYNNEX Corp.
6,646 856,005
Zebra Technologies Corp., Class
A* 481 122,867
5,628,851
Entertainment - 0.6%
Electronic Arts, Inc.*
9,621 1,034,354
Walt Disney Co. (The)
7,900 1,142,577
2,176,931
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.
1,403 322,437
Vornado Realty Trust
9,061 602,557
924,994
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.
1,094 173,935
Costco Wholesale Corp.
4,785 1,406,407
Kroger Co. (The)
41,732 1,209,811
Walmart, Inc.
21,471 2,551,614
5,341,767
Food Products - 1.5%
Bunge Ltd.
9,389 540,337
General Mills, Inc.
18,984 1,016,783
Ingredion, Inc.
4,252 395,223
JM Smucker Co. (The)
1,902 198,055
Pilgrim's Pride Corp.*
27,640 904,243
Tyson Foods, Inc., Class A
22,900 2,084,816
5,139,457
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories
6,000 521,160
ABIOMED, Inc.*
1,450 247,355
Align Technology, Inc.*
4,005 1,117,555
Baxter International, Inc.
17,159 1,434,836
Danaher Corp.
20,089 3,083,260
Edwards Lifesciences Corp.*
949 221,392
Medtronic plc
16,000 1,815,200
8,440,758
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.
5,633 478,918
Anthem, Inc.
7,414 2,239,250
Humana, Inc.
2,123 778,122
McKesson Corp.
16,232 2,245,210
UnitedHealth Group, Inc.
5,781 1,699,498
Universal Health Services, Inc.,
Class B 6,986 1,002,212
8,443,210
INVESTMENTS SHARES VALUE
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.
8,980 $ 456,453
Darden Restaurants, Inc.
15,496 1,689,219
McDonald's Corp.
1,933 381,980
Norwegian Cruise Line Holdings
Ltd.* 51,924 3,032,881
Starbucks Corp.
9,865 867,331
6,427,864
Household Durables - 2.2%
Lennar Corp., Class A
13,624 760,083
NVR, Inc.*
257 978,761
PulteGroup, Inc.
72,491 2,812,651
Toll Brothers, Inc.
33,363 1,318,172
Whirlpool Corp.(a)
9,332 1,376,750
7,246,417
Household Products - 2.8%
Clorox Co. (The)
15,844 2,432,688
Colgate-Palmolive Co.
6,609 454,963
Procter & Gamble Co. (The)
52,108 6,508,289
9,395,940
Independent Power and Renewable Electricity Producers - 0.0%(b)
Vistra Energy Corp. 7,299 167,804
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 3,837 620,980
Insurance - 7.6%
Aflac, Inc.
22,306 1,179,987
Allstate Corp. (The)
36,129 4,062,706
American Financial Group, Inc.
2,020 221,493
Arch Capital Group Ltd.*
30,424 1,304,885
Assurant, Inc.
9,056 1,187,060
Assured Guaranty Ltd.
57,253 2,806,542
Athene Holding Ltd., Class A*
41,267 1,940,787
Brighthouse Financial, Inc.*
22,038 864,551
Chubb Ltd.
5,879 915,125
Everest Re Group Ltd.
9,920 2,746,253
Fidelity National Financial, Inc.
3,046 138,136
First American Financial Corp.
17,049 994,298
Hanover Insurance Group, Inc.
(The) 1,071 146,374
MetLife, Inc.
20,280 1,033,672
Old Republic International Corp.
52,645 1,177,669
Progressive Corp. (The)
25,811 1,868,458
Reinsurance Group of America,
Inc. 7,701 1,255,725
Travelers Cos., Inc. (The)
13,202 1,808,014
25,651,735
Interactive Media & Services - 5.6%
Alphabet, Inc., Class A*
5,220 6,991,616
Alphabet, Inc., Class C*
3,173 4,242,364
Facebook, Inc., Class A*
35,155 7,215,564

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Interactive Media & Services - 5.6% (continued)
IAC/InterActiveCorp*
737 $ 183,594
18,633,138
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.* 2,342 4,327,641
IT Services - 3.5%
Accenture plc, Class A
7,680 1,617,178
Akamai Technologies, Inc.*
28,748 2,483,252
Booz Allen Hamilton Holding
Corp. 13,714 975,477
CACI International, Inc., Class A*
3,360 839,966
Cognizant Technology Solutions
Corp., Class A 5,429 336,707
EPAM Systems, Inc.*
1,540 326,726
Euronet Worldwide, Inc.*
875 137,865
International Business Machines
Corp. 10,179 1,364,393
Leidos Holdings, Inc.
7,527 736,818
Mastercard, Inc., Class A
527 157,357
VeriSign, Inc.*
3,517 677,656
Visa, Inc., Class A
11,800 2,217,220
11,870,615
Life Sciences Tools & Services - 1.6%
Charles River Laboratories
International, Inc.* 9,480 1,448,165
Thermo Fisher Scientific, Inc.
12,375 4,020,266
5,468,431
Machinery - 1.8%
AGCO Corp.
10,206 788,414
Allison Transmission Holdings,
Inc. 5,629 271,993
Cummins, Inc.
4,612 825,364
Ingersoll-Rand plc
1,767 234,870
Oshkosh Corp.
33,885 3,207,215
Snap-on, Inc.
993 168,214
Timken Co. (The)
7,382 415,680
5,911,750
Media - 1.7%
AMC Networks, Inc., Class A*(a)
42,484 1,678,118
Comcast Corp., Class A
45,860 2,062,324
Discovery, Inc., Class A*(a)
10,895 356,702
Omnicom Group, Inc.
2,745 222,400
Sinclair Broadcast Group, Inc.,
Class A(a) 44,946 1,498,500
5,818,044
Multiline Retail - 2.1%
Dollar General Corp.
3,307 515,826
Kohl's Corp.
12,914 657,968
Macy's, Inc.
31,804 540,668
Nordstrom, Inc.
12,017 491,856
INVESTMENTS SHARES VALUE
Multiline Retail - 2.1% (continued)
Target Corp.
36,756 $ 4,712,487
6,918,805
Multi-Utilities - 1.3%
Ameren Corp.
16,399 1,259,443
Consolidated Edison, Inc.
20,482 1,853,006
DTE Energy Co.
1,863 241,948
Public Service Enterprise Group,
Inc. 15,277 902,107
4,256,504
Oil, Gas & Consumable Fuels - 0.0%(b)
Pioneer Natural Resources Co. 794 120,188
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 2,294 473,803
Nu Skin Enterprises, Inc., Class
A 1,653 67,740
541,543
Pharmaceuticals - 4.2%
Allergan plc
3,648 697,388
Bristol-Myers Squibb Co.
28,573 1,834,101
Eli Lilly & Co.
931 122,361
Horizon Therapeutics plc*
20,125 728,525
Jazz Pharmaceuticals plc*
4,549 679,075
Johnson & Johnson
24,955 3,640,186
Merck & Co., Inc.
38,414 3,493,753
Mylan NV*
69,341 1,393,754
Pfizer, Inc.
39,565 1,550,157
14,139,300
Professional Services - 0.7%
ManpowerGroup, Inc.
12,876 1,250,259
Robert Half International, Inc.
19,166 1,210,333
2,460,592
Road & Rail - 0.1%
AMERCO 593 222,861
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.
31,625 1,930,390
Entegris, Inc.
4,139 207,323
Intel Corp.
78,238 4,682,544
KLA Corp.
912 162,491
Lam Research Corp.
11,722 3,427,513
Micron Technology, Inc.*
70,378 3,784,929
ON Semiconductor Corp.*
24,739 603,137
Qorvo, Inc.*
10,248 1,191,125
Skyworks Solutions, Inc.
12,648 1,528,890
Teradyne, Inc.
14,665 1,000,006
Texas Instruments, Inc.
11,496 1,474,822
19,993,170

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Software - 6.8%
Adobe, Inc.*
4,652 $ 1,534,276
Cadence Design Systems, Inc.*
20,392 1,414,389
Fortinet, Inc.*
5,849 624,439
Intuit, Inc.
1,554 407,039
Manhattan Associates, Inc.*
4,944 394,284
Microsoft Corp.
91,729 14,465,663
Oracle Corp.
30,452 1,613,347
Paycom Software, Inc.*
858 227,164
Trade Desk, Inc. (The), Class A*
961 249,649
VMware, Inc., Class A*(a)
11,650 1,768,354
22,698,604
Specialty Retail - 4.2%
Advance Auto Parts, Inc.
906 145,105
AutoNation, Inc.*
12,633 614,343
AutoZone, Inc.*
155 184,653
Best Buy Co., Inc.
15,918 1,397,600
Burlington Stores, Inc.*
802 182,880
Foot Locker, Inc.
63,206 2,464,402
Gap, Inc. (The)
45,230 799,666
Home Depot, Inc. (The)
4,165 909,553
Ross Stores, Inc.
22,045 2,566,479
TJX Cos., Inc. (The)
38,599 2,356,855
Ulta Beauty, Inc.*
1,640 415,149
Urban Outfitters, Inc.*
15,805 438,905
Williams-Sonoma, Inc.
21,665 1,591,078
14,066,668
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.
44,670 13,117,346
HP, Inc.
16,240 333,732
Xerox Holdings Corp.
34,038 1,254,981
14,706,059
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.
6,532 714,209
Columbia Sportswear Co.
1,626 162,909
Lululemon Athletica, Inc.*
3,796 879,419
NIKE, Inc., Class B
11,880 1,203,563
PVH Corp.
4,203 441,945
Skechers U.S.A., Inc., Class A*
61,030 2,635,886
6,037,931
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. 157,966 2,238,378
Tobacco - 0.7%
Altria Group, Inc.
18,086 902,672
Philip Morris International, Inc.
17,038 1,449,764
2,352,436
INVESTMENTS SHARES VALUE
Trading Companies & Distributors - 0.1%
Air Lease Corp.
6,613 $ 314,250
United Rentals, Inc.*
942 157,097
471,347
TOTAL COMMON STOCKS
(Cost $241,280,414) 321,073,193
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash
Investment Fund, 1.61%(c)
(Cost $13,230,556) 13,231,865 13,231,865
SECURITIES LENDING COLLATERAL - 0.7%
Investment Companies - 0.7%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(c)(d) 330,895 330,895
Limited Purpose Cash
Investment Fund 1.61%(c)(d) 2,057,785 2,057,785
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,388,680) 2,388,680
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.4%
(Cost $256,899,650) 336,693,738
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.4)%(e) (1,410,940)
NET ASSETS - 100.0% $ 335,282,798
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,556,726 8.2%
Consumer Discretionary 45,962,465 13.7
Consumer Staples 27,496,172 8.2
Energy 120,188 0.0 (b)
Financials 60,713,192 18.1
Health Care 43,914,459 13.1
Industrials 22,698,846 6.8
Information Technology 77,395,822 23.1
Materials 2,210,422 0.7
Real Estate 924,994 0.3
Utilities 12,079,907 3.6
Short-Term Investments 13,231,865 3.9
Securities Lending Collateral 2,388,680 0.7
Total Investments In Securities
At Value 336,693,738 100.4
Liabilities in Excess of Other
Assets(e) (1,410,940) (0.4)
Net Assets
$ 335,282,798 100.0%

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was
$2,334,920.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2019.
(d) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 67 3/2020 USD $ 10,824,185 $ 138,469
$ 138,469

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.1%
AAR Corp.
287 $ 12,944
Aerojet Rocketdyne Holdings,
Inc.* 2,024 92,416
Astronics Corp.*
2,683 74,990
Mercury Systems, Inc.*
1,357 93,782
Moog, Inc., Class A
996 84,989
National Presto Industries, Inc.(a)
129 11,402
Vectrus, Inc.*
3,035 155,574
Wesco Aircraft Holdings, Inc.*
1,279 14,094
540,191
Air Freight & Logistics - 0.0%(b)
Radiant Logistics, Inc.* 2,215 12,338
Airlines - 0.2%
Allegiant Travel Co.
100 17,404
Hawaiian Holdings, Inc.
353 10,340
SkyWest, Inc.
364 23,525
51,269
Auto Components - 1.4%
Cooper Tire & Rubber Co.
441 12,679
Dana, Inc.
10,704 194,813
LCI Industries
1,234 132,198
Modine Manufacturing Co.*
1,354 10,426
Stoneridge, Inc.*
676 19,820
369,936
Automobiles - 0.0%(b)
Winnebago Industries, Inc. 192 10,172
Banks - 7.1%
Ameris Bancorp
560 23,822
BancFirst Corp.
657 41,023
Bancorp, Inc. (The)*
6,796 88,144
BancorpSouth Bank
439 13,789
Bank of NT Butterfield & Son Ltd.
(The) 1,221 45,201
Cathay General Bancorp
3,034 115,444
City Holding Co.
216 17,701
Enterprise Financial Services
Corp. 446 21,502
First Bancorp/PR
14,446 152,983
First Financial Bancorp
483 12,288
First Interstate BancSystem, Inc.,
Class A 1,069 44,813
First Merchants Corp.
935 38,887
First Midwest Bancorp, Inc.
601 13,859
Fulton Financial Corp.
4,415 76,953
Great Southern Bancorp, Inc.
953 60,344
Great Western Bancorp, Inc.
2,297 79,798
Hancock Whitney Corp.
2,497 109,568
Hanmi Financial Corp.
527 10,537
Heartland Financial USA, Inc.
503 25,019
Hilltop Holdings, Inc.
4,191 104,482
Home BancShares, Inc.
696 13,683
INVESTMENTS SHARES VALUE
Banks - 7.1% (continued)
Hope Bancorp, Inc.(a)
2,490 $ 37,001
IBERIABANK Corp.
856 64,055
Independent Bank Corp.
156 12,987
International Bancshares Corp.
3,095 133,302
NBT Bancorp, Inc.
785 31,840
OFG Bancorp
8,151 192,445
Old National Bancorp
1,547 28,295
Preferred Bank
505 30,345
Simmons First National Corp.,
Class A 2,245 60,144
South State Corp.
164 14,227
Trustmark Corp.
1,383 47,727
United Bankshares, Inc.
887 34,291
United Community Banks, Inc.
573 17,694
Valley National Bancorp
1,035 11,851
1,826,044
Beverages - 0.1%
Boston Beer Co., Inc. (The),
Class A* 94 35,518
Biotechnology - 6.4%
ACADIA Pharmaceuticals, Inc.*
1,418 60,662
Acorda Therapeutics, Inc.*
8,545 17,432
Affimed NV (Germany)*
8,155 22,345
Amicus Therapeutics, Inc.*
1,954 19,032
Anika Therapeutics, Inc.*
993 51,487
Arena Pharmaceuticals, Inc.*
730 33,157
Arrowhead Pharmaceuticals,
Inc.* 4,116 261,078
BioSpecifics Technologies Corp.*
1,418 80,741
CareDx, Inc.*
967 20,858
Catalyst Pharmaceuticals, Inc.*
18,782 70,432
Denali Therapeutics, Inc.*
1,539 26,809
Eagle Pharmaceuticals, Inc.*
1,489 89,459
Emergent BioSolutions, Inc.*
2,338 126,135
Enanta Pharmaceuticals, Inc.*
1,442 89,087
FibroGen, Inc.*
318 13,639
Halozyme Therapeutics, Inc.*
1,617 28,669
Insmed, Inc.*
1,004 23,976
Intercept Pharmaceuticals,
Inc.*(a) 320 39,654
Invitae Corp.*(a)
2,767 44,632
Ligand Pharmaceuticals, Inc.*(a)
518 54,022
Myriad Genetics, Inc.*
2,804 76,353
Natera, Inc.*
760 25,604
OPKO Health, Inc.*(a)
5,855 8,607
Palatin Technologies, Inc.*(a)
17,578 13,749
PDL BioPharma, Inc.*
9,724 31,554
Portola Pharmaceuticals, Inc.*
648 15,474
Principia Biopharma, Inc.*
770 42,181
PTC Therapeutics, Inc.*
255 12,248
REGENXBIO, Inc.*
413 16,921
Veracyte, Inc.*
3,338 93,197
Vericel Corp.*
4,807 83,642
Viking Therapeutics, Inc.*(a)
1,096 8,790

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Biotechnology - 6.4% (continued)
Voyager Therapeutics, Inc.*
829 $ 11,565
Xencor, Inc.*(a)
1,152 39,617
1,652,808
Building Products - 2.5%
American Woodmark Corp.*
255 26,650
Builders FirstSource, Inc.*
13,707 348,295
Patrick Industries, Inc.
1,950 102,238
Universal Forest Products, Inc.
3,791 180,831
658,014
Capital Markets - 1.5%
Artisan Partners Asset
Management, Inc., Class A 1,120 36,198
Cowen, Inc., Class A*
902 14,207
Federated Investors, Inc., Class
B 337 10,983
Oppenheimer Holdings, Inc.,
Class A 4,012 110,250
Stifel Financial Corp.
1,422 86,244
Waddell & Reed Financial, Inc.,
Class A 7,453 124,614
382,496
Chemicals - 0.2%
Koppers Holdings, Inc.*
821 31,379
Kraton Corp.*
963 24,383
55,762
Commercial Services & Supplies - 3.1%
ABM Industries, Inc.
3,312 124,896
Advanced Disposal Services,
Inc.* 863 28,367
Brady Corp., Class A
1,049 60,066
Ennis, Inc.
4,365 94,502
Herman Miller, Inc.
3,090 128,698
HNI Corp.
931 34,875
Kimball International, Inc., Class
B 2,747 56,780
Knoll, Inc.
1,855 46,857
Steelcase, Inc., Class A
8,484 173,583
Tetra Tech, Inc.
213 18,352
UniFirst Corp.
111 22,420
789,396
Communications Equipment - 0.8%
Acacia Communications, Inc.*
447 30,311
Comtech Telecommunications
Corp. 3,306 117,330
Digi International, Inc.*
1,210 21,441
Extreme Networks, Inc.*
4,584 33,784
NetScout Systems, Inc.*
527 12,685
215,551
INVESTMENTS SHARES VALUE
Construction & Engineering - 2.7%
Arcosa, Inc.
1,712 $ 76,270
EMCOR Group, Inc.
2,018 174,153
Great Lakes Dredge & Dock
Corp.* 17,970 203,600
MasTec, Inc.*
2,326 149,236
MYR Group, Inc.*
1,885 61,432
Sterling Construction Co., Inc.*
1,075 15,136
Tutor Perini Corp.*(a)
2,268 29,167
708,994
Construction Materials - 0.1%
Summit Materials, Inc., Class A*
1,368 32,695
US Concrete, Inc.*
110 4,583
37,278
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc. 182 4,949
Diversified Consumer Services - 0.8%
American Public Education, Inc.*
3,216 88,086
Collectors Universe, Inc.
747 17,218
K12, Inc.*
4,121 83,862
Laureate Education, Inc., Class
A* 1,104 19,442
208,608
Diversified Financial Services - 0.3%
Cannae Holdings, Inc.* 1,789 66,533
Diversified Telecommunication Services - 0.1%
ATN International, Inc. 264 14,623
Electric Utilities - 1.5%
ALLETE, Inc.(a)
300 24,351
El Paso Electric Co.
648 43,993
Genie Energy Ltd., Class B
3,079 23,800
Portland General Electric Co.
5,249 292,842
384,986
Electrical Equipment - 2.4%
American Superconductor
Corp.*(a) 3,641 28,582
Atkore International Group, Inc.*
6,716 271,729
Encore Wire Corp.
1,691 97,063
EnerSys
337 25,218
Generac Holdings, Inc.*
1,899 191,021
613,613
Electronic Equipment, Instruments & Components - 3.7%
Anixter International, Inc.*
389 35,827
AVX Corp.
825 16,888
Belden, Inc.
519 28,545
Benchmark Electronics, Inc.
1,982 68,102
Coda Octopus Group, Inc.*(a)
3,331 27,880
Fabrinet (Thailand)*
1,618 104,911
Insight Enterprises, Inc.*
3,012 211,713
KEMET Corp.
719 19,449

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 3.7%
(continued)
PC Connection, Inc.
2,774 $ 137,757
Sanmina Corp.*
4,710 161,270
Tech Data Corp.*
456 65,482
Vishay Intertechnology, Inc.
3,166 67,404
945,228
Energy Equipment & Services - 0.4%
ProPetro Holding Corp.*
6,668 75,015
Smart Sand, Inc.*
8,430 21,244
96,259
Equity Real Estate Investment Trusts (REITs) - 3.3%
Braemar Hotels & Resorts, Inc.
3,725 33,264
CoreCivic, Inc.
1,834 31,875
DiamondRock Hospitality Co.
4,940 54,735
EastGroup Properties, Inc.
272 36,086
First Industrial Realty Trust, Inc.
2,028 84,182
GEO Group, Inc. (The)
1,491 24,766
Lexington Realty Trust
5,578 59,238
LTC Properties, Inc.
246 11,013
Mack-Cali Realty Corp.
1,073 24,819
National Health Investors, Inc.
498 40,577
Piedmont Office Realty Trust,
Inc., Class A 1,705 37,919
PS Business Parks, Inc.
389 64,135
RLJ Lodging Trust
5,095 90,283
RPT Realty
1,446 21,748
Sabra Health Care REIT, Inc.
2,018 43,064
Sunstone Hotel Investors, Inc.
6,277 87,376
Universal Health Realty Income
Trust 348 40,841
Xenia Hotels & Resorts, Inc.
2,619 56,597
842,518
Food & Staples Retailing - 0.4%
Ingles Markets, Inc., Class A
1,735 82,430
Weis Markets, Inc.
268 10,851
93,281
Food Products - 0.6%
Fresh Del Monte Produce, Inc.
521 18,224
John B Sanfilippo & Son, Inc.
1,070 97,670
Lancaster Colony Corp.
199 31,860
147,754
Gas Utilities - 0.4%
ONE Gas, Inc.
1,096 102,553
Southwest Gas Holdings, Inc.
154 11,699
114,252
Health Care Equipment & Supplies - 2.9%
Conformis, Inc.*
6,522 9,783
Globus Medical, Inc., Class A*
2,573 151,498
Haemonetics Corp.*
1,130 129,837
INVESTMENTS SHARES VALUE
Health Care Equipment & Supplies - 2.9% (continued)
Integer Holdings Corp.*
1,649 $ 132,629
iRadimed Corp.*
535 12,508
Lantheus Holdings, Inc.*
4,071 83,496
Novocure Ltd.*
403 33,961
NuVasive, Inc.*
225 17,401
Quidel Corp.*
1,024 76,831
Tandem Diabetes Care, Inc.*
978 58,299
Wright Medical Group NV*
1,586 48,341
Zynex, Inc.*(a)
879 6,918
761,502
Health Care Providers & Services - 4.4%
Addus HomeCare Corp.*
86 8,361
Amedisys, Inc.*
1,498 250,046
AMN Healthcare Services, Inc.*
1,940 120,881
CorVel Corp.*
1,323 115,577
Ensign Group, Inc. (The)
3,266 148,178
HealthEquity, Inc.*
1,010 74,811
Joint Corp. (The)*
1,505 24,291
LHC Group, Inc.*
155 21,353
Magellan Health, Inc.*
539 42,177
National Research Corp.
270 17,804
Patterson Cos., Inc.
6,334 129,720
Pennant Group, Inc. (The)*
908 30,028
Select Medical Holdings Corp.*
1,362 31,789
Tenet Healthcare Corp.*
1,604 61,000
Triple-S Management Corp.,
Class B* 3,441 63,624
1,139,640
Health Care Technology - 1.0%
HMS Holdings Corp.*
3,198 94,661
NextGen Healthcare, Inc.*
2,510 40,335
Omnicell, Inc.*
1,590 129,935
264,931
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.(a)
1,603 67,326
Cracker Barrel Old Country
Store, Inc. 195 29,979
Eldorado Resorts, Inc.*(a)
159 9,483
Ruth's Hospitality Group, Inc.
1,220 26,553
Twin River Worldwide Holdings,
Inc. 407 10,440
143,781
Household Durables - 2.8%
Beazer Homes USA, Inc.*
1,599 22,594
Installed Building Products,
Inc.*(a) 1,442 99,311
KB Home
570 19,534
La-Z-Boy, Inc.
329 10,357
M/I Homes, Inc.*
2,406 94,676
MDC Holdings, Inc.
2,373 90,554
Meritage Homes Corp.*
3,148 192,374

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Household Durables - 2.8% (continued)
Taylor Morrison Home Corp.*
4,504 $ 98,457
TopBuild Corp.*
385 39,686
TRI Pointe Group, Inc.*
2,231 34,759
Universal Electronics, Inc.*
428 22,367
William Lyon Homes, Class A*
394 7,872
732,541
Household Products - 0.1%
WD-40 Co. 128 24,850
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.
496 36,962
Pattern Energy Group, Inc.,
Class A 1,110 29,698
66,660
Insurance - 3.9%
American Equity Investment Life
Holding Co. 2,950 88,293
Argo Group International
Holdings Ltd. 172 11,309
eHealth, Inc.*
1,830 175,826
Employers Holdings, Inc.
3,538 147,712
Genworth Financial, Inc., Class
A* 7,815 34,386
Goosehead Insurance, Inc.,
Class A(a) 383 16,239
Hallmark Financial Services,
Inc.* 1,063 18,677
Health Insurance Innovations,
Inc., Class A*(a) 1,244 23,997
Heritage Insurance Holdings, Inc.
1,556 20,617
Kinsale Capital Group, Inc.
593 60,284
National General Holdings Corp.
3,807 84,135
National Western Life Group,
Inc., Class A 123 35,778
Selective Insurance Group, Inc.
1,308 85,269
Stewart Information Services
Corp. 599 24,433
Universal Insurance Holdings,
Inc. 5,986 167,548
994,503
Internet & Direct Marketing Retail - 0.0%(b)
1-800-Flowers.com, Inc., Class
A* 687 9,961
IT Services - 2.8%
Cardtronics plc, Class A*
2,843 126,940
EVERTEC, Inc.
3,978 135,411
Hackett Group, Inc. (The)
970 15,656
KBR, Inc.
3,684 112,362
MAXIMUS, Inc.
991 73,720
Paysign, Inc.*(a)
3,773 38,296
Perspecta, Inc.
2,308 61,024
Science Applications
International Corp. 110 9,572
Sykes Enterprises, Inc.*
2,897 107,160
INVESTMENTS SHARES VALUE
IT Services - 2.8% (continued)
TTEC Holdings, Inc.
308 $ 12,203
Unisys Corp.*
1,569 18,608
710,952
Leisure Products - 0.8%
Acushnet Holdings Corp.
1,795 58,337
Johnson Outdoors, Inc., Class A
1,307 100,247
MasterCraft Boat Holdings, Inc.*
2,202 34,682
193,266
Life Sciences Tools & Services - 2.9%
Medpace Holdings, Inc.*
3,282 275,885
NeoGenomics, Inc.*
2,236 65,403
Repligen Corp.*
2,633 243,552
Syneos Health, Inc.*
2,876 171,050
755,890
Machinery - 2.0%
Columbus McKinnon Corp.
438 17,533
Commercial Vehicle Group, Inc.*
17,507 111,169
Greenbrier Cos., Inc. (The)
366 11,869
Kennametal, Inc.
558 20,585
Meritor, Inc.*
9,194 240,791
Miller Industries, Inc.
222 8,243
Mueller Industries, Inc.
2,028 64,389
Rexnord Corp.*
422 13,766
Wabash National Corp.
1,771 26,016
514,361
Marine - 0.0%(b)
Costamare, Inc. (Monaco) 920 8,768
Media - 0.5%
Fluent, Inc.*(a)
10,204 25,510
TEGNA, Inc.
6,603 110,204
135,714
Metals & Mining - 1.7%
Carpenter Technology Corp.
463 23,048
Commercial Metals Co.
1,844 41,066
Ryerson Holding Corp.*
1,904 22,525
Schnitzer Steel Industries, Inc.,
Class A 2,603 56,433
Warrior Met Coal, Inc.
12,586 265,942
Worthington Industries, Inc.
778 32,816
441,830
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate
Finance, Inc. 2,545 46,548
Blackstone Mortgage Trust, Inc.,
Class A 1,590 59,180
Invesco Mortgage Capital, Inc.
1,636 27,239
PennyMac Mortgage Investment
Trust 1,075 23,962

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
(continued)
Redwood Trust, Inc.
1,030 $ 17,036
173,965
Multi-Utilities - 0.5%
Avista Corp.
196 9,426
NorthWestern Corp.
1,717 123,057
132,483
Oil, Gas & Consumable Fuels - 0.8%
Arch Coal, Inc., Class A(a)
340 24,392
CVR Energy, Inc.
176 7,116
Delek US Holdings, Inc.(a)
3,113 104,379
World Fuel Services Corp.
1,432 62,177
198,064
Paper & Forest Products - 0.2%
Boise Cascade Co.
886 32,365
Verso Corp., Class A*
1,497 26,991
59,356
Personal Products - 0.5%
Inter Parfums, Inc.
792 57,586
Medifast, Inc.
219 23,998
USANA Health Sciences, Inc.*
557 43,753
125,337
Pharmaceuticals - 0.7%
Assertio Therapeutics, Inc.*(a)
15,206 19,007
Corcept Therapeutics, Inc.*(a)
4,356 52,708
Lannett Co., Inc.*(a)
9,061 79,918
Supernus Pharmaceuticals, Inc.*
956 22,676
174,309
Professional Services - 4.7%
Barrett Business Services, Inc.
713 64,498
BG Staffing, Inc.
7,447 163,015
CBIZ, Inc.*
595 16,041
FTI Consulting, Inc.*
2,154 238,362
Heidrick & Struggles
International, Inc. 2,515 81,737
ICF International, Inc.
253 23,180
Insperity, Inc.
931 80,103
Kelly Services, Inc., Class A
4,981 112,471
Kforce, Inc.
7,701 305,730
Resources Connection, Inc.
653 10,663
TrueBlue, Inc.*
5,295 127,398
1,223,198
Road & Rail - 0.4%
ArcBest Corp.
3,010 83,076
Avis Budget Group, Inc.*(a)
408 13,154
96,230
INVESTMENTS SHARES VALUE
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Energy Industries,
Inc.* 849 $ 60,449
Amkor Technology, Inc.*
13,988 181,844
Cabot Microelectronics Corp.
800 115,456
Cirrus Logic, Inc.*
1,939 159,793
Diodes, Inc.*
2,437 137,374
Enphase Energy, Inc.*
1,510 39,456
FormFactor, Inc.*
4,004 103,984
Ichor Holdings Ltd.*
3,095 102,971
Lattice Semiconductor Corp.*
5,887 112,677
Onto Innovation, Inc.*
1,285 46,954
Photronics, Inc.*
11,774 185,558
Power Integrations, Inc.
655 64,786
Semtech Corp.*
248 13,119
Silicon Laboratories, Inc.*
205 23,776
SMART Global Holdings, Inc.*
2,978 112,985
Ultra Clean Holdings, Inc.*
873 20,489
Xperi Corp.
5,701 105,469
1,587,140
Software - 3.3%
ACI Worldwide, Inc.*
1,433 54,289
Alarm.com Holdings, Inc.*
554 23,805
Appfolio, Inc., Class A*
195 21,440
Avaya Holdings Corp.*
3,869 52,232
Digital Turbine, Inc.*
11,567 82,473
eGain Corp.*
981 7,770
Intelligent Systems Corp.*
1,458 58,233
j2 Global, Inc.
2,180 204,288
Mitek Systems, Inc.*
385 2,945
Progress Software Corp.
842 34,985
Qualys, Inc.*
1,435 119,636
SecureWorks Corp., Class A*
1,958 32,620
SPS Commerce, Inc.*
1,234 68,388
Verint Systems, Inc.*
1,683 93,171
Zix Corp.*
1,130 7,661
863,936
Specialty Retail - 2.4%
Aaron's, Inc.
642 36,665
American Eagle Outfitters, Inc.
541 7,953
Asbury Automotive Group, Inc.*
68 7,602
Cato Corp. (The), Class A
1,188 20,671
Citi Trends, Inc.
460 10,635
Genesco, Inc.*
1,757 84,195
GNC Holdings, Inc., Class A*(a)
5,049 13,632
Group 1 Automotive, Inc.
529 52,900
Hibbett Sports, Inc.*
853 23,918
J. Jill, Inc.(a)
374 423
Lithia Motors, Inc., Class A
260 38,220
Office Depot, Inc.
26,667 73,068
Shoe Carnival, Inc.
2,446 91,187
Sleep Number Corp.*
581 28,608
Sonic Automotive, Inc., Class A
1,779 55,149

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Specialty Retail - 2.4% (continued)
Zumiez, Inc.*
2,441 $ 84,312
629,138
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc.* 5,063 43,441
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp.*
1,437 242,652
Fossil Group, Inc.*
2,301 18,132
Movado Group, Inc.
463 10,066
Oxford Industries, Inc.
460 34,693
Rocky Brands, Inc.
4,651 136,879
Steven Madden Ltd.
3,273 140,772
Vera Bradley, Inc.*
2,958 34,904
618,098
Thrifts & Mortgage Finance - 5.3%
Axos Financial, Inc.*
766 23,195
Essent Group Ltd.
5,356 278,458
First Defiance Financial Corp.(a)
1,701 53,565
Flagstar Bancorp, Inc.
3,854 147,416
HomeStreet, Inc.*
691 23,494
Meta Financial Group, Inc.
835 30,486
NMI Holdings, Inc., Class A*
1,379 45,755
PennyMac Financial Services,
Inc. 3,962 134,866
Provident Financial Services, Inc.
570 14,051
Radian Group, Inc.
14,699 369,827
Walker & Dunlop, Inc.
3,052 197,403
Washington Federal, Inc.
1,196 43,833
1,362,349
Tobacco - 0.3%
Turning Point Brands, Inc.(a)
2,045 58,487
Universal Corp.
267 15,235
73,722
Trading Companies & Distributors - 1.3%
BMC Stock Holdings, Inc.*
5,661 162,414
CAI International, Inc.*
2,585 74,913
GMS, Inc.*
3,070 83,136
H&E Equipment Services, Inc.(a)
437 14,609
335,072
Water Utilities - 0.1%
Middlesex Water Co.
361 22,949
SJW Group
113 8,030
30,979
Wireless Telecommunication Services - 0.2%
Shenandoah
Telecommunications Co. 1,498 62,332
TOTAL COMMON STOCKS
(Cost $21,003,370) 25,566,670
INVESTMENTS SHARES VALUE
PREFERRED STOCKS - 0.0%(b)
Diversified Telecommunication Services - 0.0%(b)
GCI Liberty, Inc., Series A,
7.00%, 3/10/2039(c)
(Cost $903) 105 $ 2,781
SHORT-TERM INVESTMENTS - 1.0%
INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash
Investment Fund, 1.61%(d)
(Cost $247,537) 247,546 247,546
SECURITIES LENDING COLLATERAL - 3.8%
Investment Companies - 3.8%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(d)(e) 134,539 134,539
Limited Purpose Cash
Investment Fund 1.61%(d)(e) 836,680 836,680
TOTAL SECURITIES LENDING COLLATERAL
(Cost $971,219) 971,219
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.7%
(Cost $22,223,029) 26,788,216
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.7)%(f) (951,773)
NET ASSETS - 100.0% $25,836,443
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 215,449 0.8%
Consumer Discretionary 2,920,450 11.3
Consumer Staples 500,462 1.9
Energy 294,322 1.1
Financials 4,805,890 18.6
Health Care 4,749,082 18.4
Industrials 5,551,443 21.5
Information Technology 4,366,248 16.9
Materials 594,226 2.3
Real Estate 842,518 3.3
Utilities 729,361 2.8
Short-Term Investments 247,546 1.0
Securities Lending Collateral 971,219 3.8
Total Investments In Securities
At Value 26,788,216 103.7
Liabilities in Excess of Other
Assets(f) (951,773) (3.7)
Net Assets
$ 25,836,443 100.0%

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was
$928,468.
(b) Represents less than 0.05% of net assets.
(c) Perpetual security. The rate reflected was the rate in effect on December 31, 2019. The maturity date reflects the next call date.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 1 3/2020 USD $ 83,530 $ 444
$ 444

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.3%
Australia - 5.9%
Aurizon Holdings Ltd. 65,975 $ 242,123
BHP Group Ltd. 31,889 873,194
BlueScope Steel Ltd. 229,508 2,430,857
CIMIC Group Ltd. 5,479 127,385
Coca-Cola Amatil Ltd. 52,519 407,844
Crown Resorts Ltd. 29,234 246,478
CSL Ltd. 4,834 937,226
Dexus, REIT 33,527 275,987
Flight Centre Travel Group Ltd. 3,080 95,265
Fortescue Metals Group Ltd. 338,229 2,549,692
Goodman Group, REIT 30,886 290,242
GPT Group (The), REIT 19,876 78,292
Newcrest Mining Ltd. 52,847 1,116,074
Orica Ltd. 4,207 64,874
Rio Tinto Ltd. 3,006 212,675
Rio Tinto plc 972 57,538
Scentre Group, REIT 118,649 319,315
Telstra Corp. Ltd. 672,960 1,671,627
Vicinity Centres, REIT 73,435 128,442
12,125,130
—
Belgium - 0.8%
Ageas 21,043 1,244,327
Groupe Bruxelles Lambert SA 1,467 154,799
Proximus SADP 10,297 295,048
1,694,174
—
Canada - 7.2%
Air Canada(1)* 9,005 336,400
Alimentation Couche-Tard, Inc., Class
B(1) 20,983 665,904
Atco Ltd., Class I(1) 2,114 81,024
Bank of Montreal(1) 11,188 867,090
Bank of Nova Scotia (The)(1) 15,059 850,624
BCE, Inc.(1) 4,031 186,751
Canadian Imperial Bank of
Commerce(1) 9,268 771,245
Canadian Utilities Ltd., Class A(1) 3,225 97,280
CCL Industries, Inc., Class B(1) 2,455 104,586
CGI, Inc.(1)* 31,108 2,603,292
CI Financial Corp.(1) 16,687 278,984
Constellation Software, Inc.(1) 288 279,707
Cronos Group, Inc.(1)*(a) 45,975 352,987
Emera, Inc.(1) 2,984 128,203
Fairfax Financial Holdings Ltd.(1) 151 70,903
Great-West Lifeco, Inc.(1) 2,283 58,475
Hydro One Ltd.(1)(b) 6,571 126,911
iA Financial Corp., Inc.(1) 5,474 300,690
Loblaw Cos. Ltd.(1) 1,796 92,666
Magna International, Inc.(1) 21,103 1,157,086
National Bank of Canada(1) 2,075 115,179
Open Text Corp.(1) 29,343 1,292,986
Quebecor, Inc., Class B(1) 2,734 69,774
Rogers Communications, Inc., Class
B(1) 1,941 96,381
Royal Bank of Canada(1) 23,274 1,841,595
Thomson Reuters Corp.(1) 4,879 349,013
INVESTMENTS SHARES VALUE
Canada - 7.2% (continued)
Toronto-Dominion Bank (The)(1) 27,150 $ 1,522,725
14,698,461
—
China - 0.5%
Prosus NV* 5,951 445,382
Yangzijiang Shipbuilding Holdings Ltd. 715,000 596,001
1,041,383
—
Denmark - 2.4%
Coloplast A/S, Class B 3,782 469,199
Genmab A/S* 618 137,445
Novo Nordisk A/S, Class B 47,741 2,766,536
Orsted A/S(b) 7,861 813,242
Pandora A/S 15,698 682,685
4,869,107
—
Finland - 1.8%
Elisa OYJ 1,094 60,448
Fortum OYJ 14,779 364,797
Neste OYJ 52,361 1,822,216
Nokia OYJ 42,143 155,881
Nordea Bank Abp 8,105 65,571
Orion OYJ, Class B 27,557 1,276,210
3,745,123
—
France - 8.9%
AXA SA 21,463 606,464
BNP Paribas SA 4,655 276,684
Carrefour SA 7,484 125,871
Casino Guichard Perrachon SA 1,953 91,491
Cie de Saint-Gobain 17,512 717,394
CNP Assurances 68,834 1,371,528
Electricite de France SA 82,464 920,156
Eutelsat Communications SA 12,896 210,125
Gecina SA, REIT 483 86,591
L'Oreal SA 7,892 2,333,723
LVMH Moet Hennessy Louis Vuitton
SE 4,100 1,910,411
Natixis SA 204,348 910,272
Orange SA 25,854 379,956
Peugeot SA 92,657 2,230,918
Sanofi(a) 20,518 2,060,571
Societe Generale SA 1,991 69,482
Thales SA 1,470 152,961
TOTAL SA 58,159 3,227,272
Unibail-Rodamco-Westfield, REIT 2,828 446,356
18,128,226
—
Germany - 7.5%
adidas AG 5,696 1,854,151
Allianz SE (Registered) 12,072 2,957,974
Bayer AG (Registered) 29,705 2,414,916
Deutsche Boerse AG 2,105 330,091
Deutsche Post AG (Registered) 12,317 468,344
Deutsche Telekom AG (Registered) 86,144 1,407,781
Deutsche Wohnen SE 4,001 162,748
E.ON SE 35,911 383,776
Fresenius SE & Co. KGaA 2,780 156,440
Hannover Rueck SE 1,252 241,404

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Germany - 7.5% (continued)
Henkel AG & Co. KGaA (Preference) 3,170 $ 327,463
HOCHTIEF AG 1,085 138,138
Infineon Technologies AG 50,590 1,143,049
SAP SE 13,658 1,838,343
Siemens Healthineers AG(b) 3,214 154,070
TUI AG 37,782 476,819
Volkswagen AG (Preference) 3,226 635,001
Vonovia SE 3,353 180,088
15,270,596
—
Hong Kong - 2.5%
CLP Holdings Ltd. 61,000 640,343
Henderson Land Development Co.
Ltd. 73,730 361,797
Hong Kong Exchanges & Clearing
Ltd. 13,300 432,087
Link, REIT 13,000 137,722
New World Development Co. Ltd. 326,000 446,862
NWS Holdings Ltd. 41,000 57,464
PCCW Ltd. 30,000 17,751
Sun Hung Kai Properties Ltd. 12,500 191,436
WH Group Ltd.(b) 2,004,500 2,072,600
Yue Yuen Industrial Holdings Ltd. 286,500 845,546
5,203,608
—
Italy - 2.6%
Assicurazioni Generali SpA 21,845 450,986
Enel SpA 242,037 1,922,699
Eni SpA 6,222 96,635
Leonardo SpA 102,248 1,199,097
Poste Italiane SpA(b) 124,983 1,420,166
Snam SpA 43,420 228,294
5,317,877
—
Japan - 20.9%
Acom Co. Ltd. 16,500 74,863
Advantest Corp. 2,100 118,436
AEON Financial Service Co. Ltd. 800 12,605
AGC, Inc. 10,800 386,186
Amada Holdings Co. Ltd. 55,800 634,655
Bandai Namco Holdings, Inc. 39,900 2,427,205
Central Japan Railway Co. 2,900 583,099
Credit Saison Co. Ltd. 2,900 50,297
Daiwa House Industry Co. Ltd. 4,400 136,210
Fujitsu Ltd. 27,200 2,558,319
Fukuoka Financial Group, Inc. 28,900 552,165
Hitachi High-Technologies Corp. 6,100 431,999
Hitachi Ltd. 68,100 2,873,532
Hoya Corp. 17,900 1,708,771
ITOCHU Corp. 92,700 2,148,479
Japan Real Estate Investment Corp.,
REIT 15 99,547
Japan Tobacco, Inc. 7,900 176,143
JTEKT Corp. 5,100 60,247
Kamigumi Co. Ltd. 12,800 281,368
KDDI Corp. 12,400 369,971
Konami Holdings Corp. 5,000 205,463
Kyocera Corp. 24,900 1,697,077
Marubeni Corp. 31,600 233,473
INVESTMENTS SHARES VALUE
Japan - 20.9% (continued)
Mercari, Inc.* 2,900 $ 59,288
MINEBEA MITSUMI, Inc. 13,900 287,120
Mitsubishi Electric Corp. 77,400 1,053,855
Mitsubishi Estate Co. Ltd. 9,000 172,214
Mitsubishi UFJ Financial Group, Inc. 101,900 550,906
Mitsui Chemicals, Inc. 5,800 141,284
Mitsui Fudosan Co. Ltd. 7,000 171,080
MS&AD Insurance Group Holdings,
Inc. 67,000 2,211,583
Nexon Co. Ltd.* 56,700 752,142
Nippon Express Co. Ltd. 11,700 685,842
Nippon Telegraph & Telephone Corp. 109,000 2,754,832
Nomura Real Estate Holdings, Inc. 2,700 64,760
Nomura Real Estate Master Fund,
Inc., REIT 65 111,185
NTT DOCOMO, Inc. 10,400 289,704
Rakuten, Inc. 37,800 322,932
Resona Holdings, Inc. 400,200 1,744,284
Rohm Co. Ltd. 6,500 518,629
Sankyo Co. Ltd. 4,200 139,494
Sekisui House Ltd. 73,500 1,569,582
Shimizu Corp. 6,100 62,140
Shinsei Bank Ltd. 58,400 891,020
Showa Denko KK 19,300 508,661
SUMCO Corp. 76,100 1,260,884
Sumitomo Chemical Co. Ltd. 43,600 197,969
Sumitomo Heavy Industries Ltd. 43,300 1,229,928
Sumitomo Mitsui Financial Group, Inc. 35,000 1,292,738
Sundrug Co. Ltd. 2,200 79,600
Suntory Beverage & Food Ltd. 2,400 100,197
Teijin Ltd. 6,500 121,434
Tokyo Electric Power Co. Holdings,
Inc.* 335,800 1,437,411
Tokyo Electron Ltd. 3,800 829,654
Toppan Printing Co. Ltd. 27,300 563,970
Tosoh Corp. 25,900 399,010
Toyo Seikan Group Holdings Ltd. 5,000 86,071
Toyoda Gosei Co. Ltd. 10,500 262,179
Toyota Motor Corp. 1,300 91,600
West Japan Railway Co. 5,100 441,117
Yamaha Corp. 18,700 1,036,793
Z Holdings Corp. 31,400 132,574
42,445,776
—
Macau - 0.4%
SJM Holdings Ltd. 802,000 913,208
Netherlands - 5.5%
ASML Holding NV 1,919 568,133
ING Groep NV 38,548 463,440
Koninklijke Ahold Delhaize NV 102,998 2,582,406
Koninklijke Philips NV 21,628 1,057,257
NN Group NV 17,542 666,996
Randstad NV 6,277 384,624
Royal Dutch Shell plc, Class A 68,380 2,025,021
Royal Dutch Shell plc, Class B 41,664 1,236,741
Wolters Kluwer NV 31,528 2,302,033
11,286,651
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Russia - 0.0%(c)
Evraz plc 11,112 $ 59,503
Singapore - 0.4%
CapitaLand Commercial Trust, REIT 70,800 104,855
ComfortDelGro Corp. Ltd. 211,300 373,877
Genting Singapore Ltd. 85,700 58,686
SATS Ltd. 30,100 113,300
Wilmar International Ltd. 22,800 69,852
720,570
—
South Africa - 0.4%
Anglo American plc 27,309 784,531
Spain - 2.4%
ACS Actividades de Construccion y
Servicios SA 1,588 63,701
Banco Bilbao Vizcaya Argentaria SA 111,421 625,554
Banco Santander SA 24,113 101,100
Enagas SA 18,029 460,501
Endesa SA 18,981 506,883
Iberdrola SA 56,146 578,616
Mapfre SA 176,113 466,971
Naturgy Energy Group SA 17,751 446,988
Red Electrica Corp. SA 9,567 192,773
Repsol SA 72,767 1,143,182
Telefonica SA 58,587 409,705
4,995,974
—
Sweden - 3.3%
Assa Abloy AB, Class B 7,216 168,677
Essity AB, Class B 37,059 1,193,531
Hennes & Mauritz AB, Class B(a) 118,004 2,406,992
ICA Gruppen AB 25,987 1,213,904
Investor AB, Class B 2,740 149,587
Securitas AB, Class B 4,204 72,432
Skandinaviska Enskilda Banken AB,
Class A 9,954 93,566
Skanska AB, Class B 43,304 979,606
Swedbank AB, Class A 11,119 165,295
Swedish Match AB 1,210 62,335
Telefonaktiebolaget LM Ericsson,
Class B 21,784 190,345
6,696,270
—
Switzerland - 8.9%
Coca-Cola HBC AG* 6,248 212,370
Lonza Group AG (Registered)* 814 296,953
Nestle SA (Registered) 31,541 3,414,795
Novartis AG (Registered) 51,864 4,910,982
Roche Holding AG 16,221 5,271,870
Sonova Holding AG (Registered) 5,873 1,342,618
Swiss Life Holding AG (Registered) 2,277 1,142,303
Swisscom AG (Registered) 539 285,334
Zurich Insurance Group AG 3,120 1,279,823
18,157,048
—
United Kingdom - 10.8%
3i Group plc 6,980 101,571
Admiral Group plc 8,308 253,879
AstraZeneca plc 10,116 1,012,530
INVESTMENTS SHARES VALUE
United Kingdom - 10.8% (continued)
Auto Trader Group plc(b) 51,444 $ 406,261
Aviva plc 441,684 2,451,588
BAE Systems plc 101,694 761,416
Barclays plc 262,135 625,055
Barratt Developments plc 66,145 654,931
Berkeley Group Holdings plc 9,005 579,683
BP plc 174,380 1,096,990
British American Tobacco plc 25,048 1,064,591
BT Group plc 282,667 720,290
Compass Group plc 32,586 816,663
Diageo plc 5,686 239,589
Direct Line Insurance Group plc 151,652 627,468
Fiat Chrysler Automobiles NV 49,038 727,064
GlaxoSmithKline plc 39,386 925,455
HSBC Holdings plc 261,116 2,044,131
Imperial Brands plc 10,124 250,471
Legal & General Group plc 199,791 802,572
Lloyds Banking Group plc 492,834 408,275
London Stock Exchange Group plc 3,501 359,805
M&G plc* 7,480 23,502
Marks & Spencer Group plc 24,200 68,618
Meggitt plc 14,669 127,767
Micro Focus International plc 36,598 513,676
National Grid plc 14,006 175,035
Next plc 6,706 624,883
Ocado Group plc* 49,461 839,206
Persimmon plc 19,342 690,879
Prudential plc 7,480 143,322
RELX plc 3,860 97,439
Taylor Wimpey plc 143,378 367,632
Unilever plc 12,180 697,216
Vodafone Group plc 104,687 203,237
Wm Morrison Supermarkets plc 194,013 513,778
22,016,468
—
United States - 1.2%
Bausch Health Cos., Inc.(1)* 56,749 1,698,690
Carnival plc 15,409 738,608
2,437,298
—
TOTAL COMMON STOCKS
(Cost $160,230,524) 192,606,982
SHORT-TERM INVESTMENTS - 5.3%
INVESTMENT COMPANIES - 5.3%
Limited Purpose Cash Investment
Fund, 1.61%(1)(d)
(Cost $10,735,576) 10,735,858 10,735,858

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 1.0%
Investment Companies - 1.0%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(d)(e) 295,551 $ 295,551
Limited Purpose Cash Investment
Fund 1.61%(1)(d)(e) 1,837,984 1,837,984
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $2,133,535) 2,133,535
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.6%
(Cost $173,099,635) 205,476,375
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.6)%(f) (1,219,363)
NET ASSETS - 100.0% $204,257,012
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,925,153 5.4%
Consumer Discretionary 25,975,866 12.7
Consumer Staples 17,988,342 8.8
Energy 10,648,058 5.2
Financials 37,585,611 18.4
Health Care 28,950,726 14.2
Industrials 18,480,670 9.0
Information Technology 18,873,941 9.2
Materials 9,707,953 4.8
Real Estate 3,965,729 1.9
Utilities 9,504,933 4.7
Short-Term Investments 10,735,858 5.3
Securities Lending Collateral 2,133,535 1.0
Total Investments In Securities
At Value 205,476,375 100.6
Liabilities in Excess of Other
Assets(f) (1,219,363) (0.6)
Net Assets
$ 204,257,012 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was
$2,208,340.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $4,993,250, which represents approximately 2.44% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $197,499 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 100 3/2020 USD $ 10,182,500 $ 16,488
$ 16,488

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 97.5%
Brazil - 6.8%
Ambev SA, ADR(1)* 961,685 $ 4,481,453
B3 SA - Brasil Bolsa Balcao(1) 150,300 1,607,355
Banco Bradesco SA, ADR(1) 51,876 464,290
Banco BTG Pactual SA(1)* 58,600 1,095,609
Banco do Brasil SA(1)* 186,000 2,444,120
CCR SA(1) 126,100 594,655
Cia de Saneamento Basico do Estado
de Sao Paulo(1)* 252,700 3,803,660
Cielo SA(1) 87,400 183,156
Embraer SA, ADR(1)* 10,244 199,656
Itausa - Investimentos Itau SA
(Preference)(1) 387,700 1,357,003
Natura & Co. Holding SA(1) 111,500 1,064,914
Notre Dame Intermedica
Participacoes SA(1) 95,300 1,625,646
Petrobras Distribuidora SA(1)* 363,900 2,705,707
Petroleo Brasileiro SA (Preference)(1) 18,700 140,295
Porto Seguro SA(1) 22,800 356,847
Sul America SA(1) 185,185 2,767,624
TIM Participacoes SA, ADR(1) 62,666 1,197,547
26,089,537
—
Chile - 1.7%
Banco de Chile, ADR(1) 18,464 387,559
Banco de Credito e Inversiones SA(1) 8,563 388,321
Banco Santander Chile, ADR(1) 57,395 1,324,103
Cencosud SA(1) 678,297 893,030
Cia Cervecerias Unidas SA, ADR(1) 35,111 666,056
Enel Americas SA, ADR(1) 154,699 1,698,595
Enel Chile SA, ADR(1) 44,505 211,399
Latam Airlines Group SA, ADR(1) 77,139 783,732
6,352,795
—
China - 32.8%
58.com, Inc., ADR(1)* 5,066 327,922
Agricultural Bank of China Ltd., Class
A 269,800 143,085
Agricultural Bank of China Ltd., Class
A* 630,700 334,484
Air China Ltd., Class H 2,556,000 2,593,122
Alibaba Group Holding Ltd., ADR(1)* 101,231 21,471,095
Anhui Conch Cement Co. Ltd., Class
A 48,323 380,702
Anhui Conch Cement Co. Ltd., Class
H(a) 699,000 5,093,006
ANTA Sports Products Ltd. 50,000 447,659
Autohome, Inc., ADR(1)* 3,195 255,632
BAIC Motor Corp. Ltd., Class H(b) 1,178,500 669,655
Baidu, Inc., ADR(1)* 16,725 2,114,040
Bank of Beijing Co. Ltd., Class A 203,478 166,163
Bank of China Ltd., Class A* 803,600 426,224
Bank of China Ltd., Class H 2,626,000 1,122,558
Bank of Communications Co. Ltd.* 216,500 175,224
Bank of Communications Co. Ltd.,
Class H 231,000 164,145
Bank of Ningbo Co. Ltd., Class A 54,000 218,764
Bank of Shanghai Co. Ltd., Class A 131,211 179,085
Baoshan Iron & Steel Co. Ltd.* 141,001 116,406
INVESTMENTS SHARES VALUE
China - 32.8% (continued)
Baoshan Iron & Steel Co. Ltd., Class
A 185,021 $ 152,748
BOE Technology Group Co. Ltd.,
Class A 463,800 303,313
Bosideng International Holdings Ltd. 1,668,000 601,729
BYD Co. Ltd., Class A 31,300 214,535
China Cinda Asset Management Co.
Ltd., Class H 623,000 141,610
China CITIC Bank Corp. Ltd., Class H 739,000 443,109
China Communications Services
Corp. Ltd., Class H 156,000 113,721
China Construction Bank Corp., Class
H 4,637,000 4,020,474
China Education Group Holdings Ltd.
(c) 89,000 116,550
China Everbright Bank Co. Ltd., Class
A 322,100 204,222
China Everbright Bank Co. Ltd., Class
H 374,000 173,706
China Everbright International Ltd. 1,354,000 1,085,771
China Evergrande Group* 786,000 2,179,277
China Galaxy Securities Co. Ltd.,
Class H 339,000 199,705
China Hongqiao Group Ltd. 1,155,000 696,561
China International Travel Service
Corp. Ltd., Class A 38,492 492,556
China Medical System Holdings Ltd. 184,000 264,849
China Merchants Bank Co. Ltd., Class
A 93,558 505,934
China Merchants Securities Co. Ltd.,
Class A 81,600 214,862
China Minsheng Banking Corp. Ltd.,
Class A 199,255 180,724
China Minsheng Banking Corp. Ltd.,
Class H 233,000 176,095
China Mobile Ltd. 730,500 6,172,621
China National Building Material Co.
Ltd., Class H 3,328,000 3,712,800
China Overseas Land & Investment
Ltd. 400,000 1,557,838
China Pacific Insurance Group Co.
Ltd., Class A 37,500 204,198
China Petroleum & Chemical Corp.,
Class A 219,600 161,551
China Railway Construction Corp.
Ltd., Class A 115,000 167,647
China Resources Beer Holdings Co.
Ltd. 50,000 276,579
China Resources Land Ltd. 302,000 1,502,552
China State Construction Engineering
Corp. Ltd., Class A 293,300 236,995
China Telecom Corp. Ltd., Class H 900,000 370,790
China United Network
Communications Ltd., Class A 202,100 171,254
China Vanke Co. Ltd., Class H 373,700 1,594,241
China Yangtze Power Co. Ltd., Class
A 66,950 176,927
Chongqing Rural Commercial Bank
Co. Ltd., Class H 284,000 145,078
CITIC Ltd. 1,262,000 1,684,415

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
China - 32.8% (continued)
CITIC Securities Co. Ltd., Class A 99,100 $ 360,936
CNOOC Ltd., ADR(1) 11,283 1,880,538
Country Garden Holdings Co. Ltd. 1,935,000 3,097,013
Country Garden Services Holdings
Co. Ltd. 791,000 2,663,159
Daqin Railway Co. Ltd., Class A 122,100 144,076
Far East Horizon Ltd. 647,000 606,262
Foshan Haitian Flavouring & Food Co.
Ltd., Class A 16,800 259,904
Great Wall Motor Co. Ltd., Class H(a) 459,000 339,616
Gree Electric Appliances, Inc. of
Zhuhai, Class A 28,730 271,111
Greentown Service Group Co. Ltd.(c) 452,000 493,400
Guotai Junan Securities Co. Ltd.,
Class A 94,200 250,717
Haidilao International Holding Ltd.(b) 192,000 771,115
Haier Smart Home Co. Ltd., Class A 67,300 188,842
Haitong Securities Co. Ltd., Class A 117,600 261,798
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 87,175 411,196
Hua Hong Semiconductor Ltd.(b) 776,000 1,767,553
Huadian Power International Corp.
Ltd., Class H 136,000 51,676
Huatai Securities Co. Ltd., Class A 88,600 258,940
Huaxia Bank Co. Ltd., Class A 99,000 109,139
Huazhu Group Ltd., ADR(1)* 8,063 323,084
Industrial & Commercial Bank of
China Ltd., Class A* 120,900 102,204
Industrial & Commercial Bank of
China Ltd., Class A 80,800 68,305
Industrial & Commercial Bank of
China Ltd., Class H 3,332,000 2,570,735
Industrial Bank Co. Ltd., Class A 26,000 74,008
Industrial Bank Co. Ltd., Class A* 96,390 274,371
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 47,300 210,560
JD.com, Inc., ADR(1)* 46,823 1,649,574
Jiangsu Hengrui Medicine Co. Ltd.* 61,041 768,409
Jiangsu Yanghe Brewery Joint-Stock
Co. Ltd., Class A 11,900 189,263
Jiangxi Copper Co. Ltd., Class H 363,000 499,260
Kweichow Moutai Co. Ltd., Class A 5,500 936,547
Li Ning Co. Ltd. 766,500 2,298,951
Luxshare Precision Industry Co. Ltd.,
Class A 67,100 352,879
Luzhou Laojiao Co. Ltd., Class A 17,500 218,293
Midea Group Co. Ltd., Class A 31,800 266,781
Momo, Inc., ADR(1) 7,296 244,416
NetEase, Inc., ADR(1) 4,286 1,314,259
New China Life Insurance Co. Ltd.,
Class A 21,800 154,245
New Oriental Education & Technology
Group, Inc., ADR(1)* 8,807 1,067,849
PetroChina Co. Ltd., Class A 131,600 110,350
PICC Property & Casualty Co. Ltd.,
Class H 132,000 159,102
Pinduoduo, Inc., ADR(1)* 11,590 438,334
Ping An Bank Co. Ltd., Class A 121,485 287,618
Ping An Insurance Group Co. of China
Ltd., Class A 51,900 638,190
INVESTMENTS SHARES VALUE
China - 32.8% (continued)
SAIC Motor Corp. Ltd., Class A 83,200 $ 285,283
Sany Heavy Industry Co. Ltd., Class A 75,700 185,840
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 784,000 939,427
Shanghai Pudong Development Bank
Co. Ltd., Class A 140,963 250,706
Shenwan Hongyuan Group Co. Ltd.,
Class A 204,000 150,262
Sinopec Shanghai Petrochemical Co.
Ltd., Class H 438,000 132,223
Sinotruk Hong Kong Ltd. 680,000 1,451,315
Suning.com Co. Ltd., Class A 107,400 156,143
TAL Education Group, ADR(1)* 17,856 860,659
Tencent Holdings Ltd. 296,800 14,298,684
Trip.com Group Ltd., ADR(1)* 22,693 761,123
Tsingtao Brewery Co. Ltd., Class H 140,000 940,542
Vipshop Holdings Ltd., ADR(1)* 27,558 390,497
Weichai Power Co. Ltd., Class H 1,366,000 2,883,251
Wuliangye Yibin Co. Ltd., Class A 22,800 436,601
Yihai International Holding Ltd.* 30,000 176,106
Yonghui Superstores Co. Ltd., Class A 135,227 146,602
Yum China Holdings, Inc.(1) 27,400 1,315,474
Zhongsheng Group Holdings Ltd. 833,000 3,411,550
ZTO Express Cayman, Inc., ADR(1) 20,269 473,281
126,066,655
—
Hong Kong - 1.0%
Haier Electronics Group Co. Ltd. 1,125,000 3,514,882
Kingboard Laminates Holdings Ltd. 114,500 141,930
Nine Dragons Paper Holdings Ltd. 103,000 107,113
3,763,925
—
Hungary - 0.2%
MOL Hungarian Oil & Gas plc 59,392 592,026
India - 7.4%
Axis Bank Ltd., GDR(c) 12,578 667,881
Coal India Ltd. 93,275 276,534
Divi's Laboratories Ltd. 7,143 184,846
Dr Reddy's Laboratories Ltd., ADR(1) 6,232 252,895
GAIL India Ltd. 445,013 754,347
Godrej Consumer Products Ltd. 12,177 116,818
Hindalco Industries Ltd. 1,065,678 3,230,744
Hindustan Unilever Ltd. 78,367 2,111,914
Infosys Ltd., ADR(1) 381,249 3,934,489
InterGlobe Aviation Ltd.(b) 172,818 3,229,828
Larsen & Toubro Ltd., GDR(c) 9,010 165,535
NTPC Ltd. 279,050 465,537
Oil & Natural Gas Corp. Ltd. 573,262 1,035,169
Reliance Industries Ltd., GDR(b) 68,706 2,914,695
State Bank of India, GDR*(c) 6,922 323,987
Tata Consultancy Services Ltd. 107,105 3,243,222
Tech Mahindra Ltd. 50,888 543,614
United Spirits Ltd.* 41,371 347,624
Wipro Ltd., ADR(1) 303,557 1,138,339
Zee Entertainment Enterprises Ltd. 865,015 3,539,876
28,477,894
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Indonesia - 2.8%
Adaro Energy Tbk. PT 13,053,300 $ 1,458,725
Bank Central Asia Tbk. PT 865,300 2,081,052
Bank Mandiri Persero Tbk. PT 348,200 192,403
Bank Negara Indonesia Persero Tbk.
PT 332,300 187,589
Bank Rakyat Indonesia Persero Tbk.
PT 6,987,300 2,211,662
Bukit Asam Tbk. PT 3,522,200 673,695
Charoen Pokphand Indonesia Tbk. PT 826,500 386,533
Gudang Garam Tbk. PT 68,400 260,922
Indah Kiat Pulp & Paper Corp. Tbk.
PT 216,700 119,929
Indofood CBP Sukses Makmur Tbk.
PT 171,300 137,558
Indofood Sukses Makmur Tbk. PT 1,585,000 903,743
Telekomunikasi Indonesia Persero
Tbk. PT 3,224,200 923,660
United Tractors Tbk. PT 862,700 1,335,718
10,873,189
—
Malaysia - 2.0%
AirAsia Group Bhd. 2,168,808 901,751
Genting Bhd. 244,800 362,244
Genting Malaysia Bhd. 362,700 291,944
Hong Leong Bank Bhd. 95,000 402,006
Malayan Banking Bhd. 984,400 2,080,208
MISC Bhd. 246,700 504,049
Petronas Chemicals Group Bhd. 307,800 553,149
Petronas Dagangan Bhd. 200 1,130
Petronas Gas Bhd. 100 407
Public Bank Bhd. 358,300 1,704,124
RHB Bank Bhd. 315,500 445,738
Sime Darby Bhd. 942,300 511,493
7,758,243
—
Mexico - 1.2%
Alfa SAB de CV, Class A(1) 866,000 718,174
Alsea SAB de CV(1)* 44,400 117,015
America Movil SAB de CV, Class L,
ADR(1) 40,072 641,152
Arca Continental SAB de CV(1) 19,800 104,699
El Puerto de Liverpool SAB de CV,
Class C1(1) 2,200 10,928
Grupo Bimbo SAB de CV, Series A(1) 89,200 162,431
Grupo Financiero Banorte SAB de
CV, Class O(1) 39,300 219,598
Grupo Mexico SAB de CV, Series B(1) 455,400 1,249,083
Grupo Televisa SAB, ADR(1) 50,048 587,063
Kimberly-Clark de Mexico SAB de CV,
Class A(1)* 140,700 279,056
Wal-Mart de Mexico SAB de CV(1) 246,100 704,816
4,794,015
—
INVESTMENTS SHARES VALUE
Peru - 0.3%
Credicorp Ltd.(1) 4,593 $ 978,906
Philippines - 0.3%
BDO Unibank, Inc. 63,810 198,914
International Container Terminal
Services, Inc. 179,600 455,168
JG Summit Holdings, Inc. 91,990 146,609
SM Investments Corp. 22,495 462,907
1,263,598
—
Poland - 1.5%
CD Projekt SA 27,651 2,038,978
Cyfrowy Polsat SA 46,778 343,896
Grupa Lotos SA 15,750 347,424
KGHM Polska Miedz SA* 24,536 618,921
LPP SA 62 144,136
PGE Polska Grupa Energetyczna SA* 266,382 558,195
Polski Koncern Naftowy ORLEN SA 59,612 1,348,398
Polskie Gornictwo Naftowe i
Gazownictwo SA 88,594 101,050
Santander Bank Polska SA 1,596 129,298
5,630,296
—
Qatar - 0.4%
Industries Qatar QSC 29,520 83,397
Qatar National Bank QPSC 241,970 1,369,156
1,452,553
—
Russia - 3.3%
Gazprom PJSC, ADR 327,090 2,699,646
LUKOIL PJSC, ADR 24,117 2,402,213
MMC Norilsk Nickel PJSC, ADR(1) 34,197 1,042,667
MMC Norilsk Nickel PJSC, ADR 19,737 603,582
Novatek PJSC, GDR(c) 5,992 1,220,068
Novolipetsk Steel PJSC, GDR(c) 33,728 777,495
Rosneft Oil Co. PJSC, GDR(c) 78,075 566,817
Severstal PJSC, GDR(c) 70,126 1,061,259
Surgutneftegas PJSC, ADR 101,167 818,954
Tatneft PJSC, ADR 17,879 1,323,817
12,516,518
—
Saudi Arabia - 2.2%
Al Rajhi Bank 212,576 3,706,944
Almarai Co. JSC 13,044 172,286
Banque Saudi Fransi 24,771 250,278
National Commercial Bank 60,753 797,580
Riyad Bank 53,781 344,213
Samba Financial Group 55,088 476,608
Saudi Arabian Fertilizer Co. 8,494 175,503
Saudi Arabian Mining Co.* 21,230 251,358
Saudi Basic Industries Corp. 47,654 1,193,788
Saudi British Bank (The) 19,697 182,141
Saudi Electricity Co. 31,521 169,874
Saudi Telecom Co. 26,577 721,150
8,441,723
—
South Africa - 4.0%
Absa Group Ltd. 43,079 459,569
Bidvest Group Ltd. (The) 63,675 930,865
Capitec Bank Holdings Ltd. 1,091 112,634

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
South Africa - 4.0% (continued)
Exxaro Resources Ltd. 127,961 $ 1,196,168
FirstRand Ltd. 45,527 204,279
Foschini Group Ltd. (The) 120,594 1,288,126
Investec Ltd. 157,148 931,762
Kumba Iron Ore Ltd. 120,258 3,577,950
Mr Price Group Ltd. 8,831 115,294
MTN Group Ltd. 216,707 1,277,520
MultiChoice Group* 43,429 361,818
Pick n Pay Stores Ltd. 37,179 169,654
Redefine Properties Ltd., REIT 425,319 229,632
Remgro Ltd. 32,110 447,752
RMB Holdings Ltd. 112,143 645,014
SPAR Group Ltd. (The) 21,749 307,249
Standard Bank Group Ltd. 84,216 1,012,947
Telkom SA SOC Ltd. 520,507 1,295,822
Truworths International Ltd. 203,441 715,941
15,279,996
—
South Korea - 12.1%
Daelim Industrial Co. Ltd.* 19,226 1,504,042
DB Insurance Co. Ltd.* 6,917 312,452
Doosan Bobcat, Inc.* 17,542 520,940
GS Engineering & Construction Corp.* 7,972 213,346
Hana Financial Group, Inc. 5,801 184,518
Hanwha Corp.* 15,176 327,299
Hyundai Department Store Co. Ltd.* 13,196 946,276
Hyundai Glovis Co. Ltd.* 3,986 491,816
Hyundai Marine & Fire Insurance Co.
Ltd.* 45,360 1,055,749
Hyundai Mobis Co. Ltd. 11,963 2,646,701
Kangwon Land, Inc.* 5,217 133,461
KB Financial Group, Inc. 8,031 330,861
Kia Motors Corp.* 74,637 2,850,425
Korea Investment Holdings Co. Ltd.* 20,060 1,252,777
Korea Zinc Co. Ltd.* 3,506 1,288,370
Korean Air Lines Co. Ltd.* 6,283 154,476
Kumho Petrochemical Co. Ltd.* 7,786 520,702
LG Corp.* 1,775 113,099
LG Electronics, Inc. 74,454 4,624,874
LG Uplus Corp.* 18,191 223,117
Meritz Securities Co. Ltd.* 70,358 229,996
NH Investment & Securities Co. Ltd.* 9,919 108,506
Posco International Corp.* 7,128 114,668
S-1 Corp.* 7,360 596,648
Samsung Electronics Co. Ltd. 359,992 17,346,893
Samsung Securities Co. Ltd.* 5,567 185,410
Shinsegae, Inc.* 437 108,940
SK Hynix, Inc. 83,985 6,831,151
Woori Financial Group, Inc. 100,864 1,009,855
46,227,368
—
Taiwan - 12.4%
Asia Cement Corp. 289,000 462,602
Catcher Technology Co. Ltd. 56,000 424,167
Chailease Holding Co. Ltd. 237,930 1,096,819
China Airlines Ltd. 1,133,000 342,440
China Life Insurance Co. Ltd.* 1,683,995 1,437,713
CTBC Financial Holding Co. Ltd. 1,322,480 989,404
E.Sun Financial Holding Co. Ltd. 1,090,740 1,016,478
INVESTMENTS SHARES VALUE
Taiwan - 12.4% (continued)
Eclat Textile Co. Ltd. 13,000 $ 174,999
Eva Airways Corp. 2,508,630 1,150,602
Feng TAY Enterprise Co. Ltd. 168,200 1,094,732
First Financial Holding Co. Ltd. 1,510,094 1,194,906
Fubon Financial Holding Co. Ltd. 202,000 312,824
Globalwafers Co. Ltd. 68,000 870,835
Hua Nan Financial Holdings Co. Ltd. 297,527 218,533
Mega Financial Holding Co. Ltd. 1,027,000 1,048,690
Nanya Technology Corp. 508,000 1,421,684
Novatek Microelectronics Corp. 19,000 139,213
Pou Chen Corp. 1,153,000 1,508,221
Powertech Technology, Inc. 247,000 822,068
Realtek Semiconductor Corp.* 187,000 1,469,490
Ruentex Industries Ltd.* 62,000 152,197
Shanghai Commercial & Savings
Bank Ltd. (The) 158,943 276,259
Shin Kong Financial Holding Co. Ltd.* 1,466,018 506,650
SinoPac Financial Holdings Co. Ltd. 539,000 233,828
Taishin Financial Holding Co. Ltd. 992,037 480,136
Taiwan Business Bank 4,247,838 1,786,884
Taiwan Cement Corp. 833,614 1,215,959
Taiwan Cooperative Financial Holding
Co. Ltd. 304,153 210,517
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR(1) 291,417 16,931,327
Uni-President Enterprises Corp. 656,000 1,626,768
United Microelectronics Corp. 1,190,000 652,060
Walsin Technology Corp. 272,000 2,171,147
Yuanta Financial Holding Co. Ltd. 1,563,000 1,053,692
Zhen Ding Technology Holding Ltd. 714,000 3,425,825
47,919,669
—
Thailand - 3.4%
Advanced Info Service PCL, NVDR 119,500 848,551
Bangkok Bank PCL, NVDR 357,500 1,907,578
Charoen Pokphand Foods PCL,
NVDR 1,490,400 1,366,304
CP ALL PCL, NVDR 219,800 529,624
Home Product Center PCL, NVDR 358,000 190,929
Kasikornbank PCL, NVDR 87,700 441,495
Krung Thai Bank PCL, NVDR 3,163,200 1,730,896
Minor International PCL, NVDR 221,800 266,204
PTT Exploration & Production PCL,
NVDR 86,100 357,344
PTT Global Chemical PCL, NVDR 383,800 729,254
PTT PCL, NVDR 572,900 840,613
Ratch Group PCL, NVDR 221,600 508,649
Robinson PCL, NVDR 132,200 291,099
Siam Cement PCL (The), NVDR 138,800 1,814,164
Siam Commercial Bank PCL (The),
NVDR 118,700 482,688
Thai Union Group PCL, NVDR 1,303,796 586,542
12,891,934
—
Turkey - 0.4%
Arcelik A/S* 72,476 253,811
KOC Holding A/S 201,542 688,767
Turkiye Is Bankasi A/S, Class C* 460,672 496,113
1,438,691
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC 96,468 $ 208,278
Emirates Telecommunications Group
Co. PJSC 57,006 253,867
First Abu Dhabi Bank PJSC 163,896 677,700
1,139,845
—
United States - 1.0%
JBS SA(1) 624,300 4,004,012
TOTAL COMMON STOCKS
(Cost $291,393,813) 373,953,388
SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1.7%
Limited Purpose Cash Investment
Fund, 1.61%(1)(d)
(Cost $6,681,682) 6,682,738 6,682,738
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(d)(e) 51,796 51,796
Limited Purpose Cash Investment
Fund 1.61%(1)(d)(e) 322,111 322,111
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $373,907) 373,907
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.3%
(Cost $298,449,402) 381,010,033
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.7%(f) 2,610,041
NET ASSETS - 100.0% $383,620,074
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 39,523,636 10.3%
Consumer Discretionary 63,318,851 16.5
Consumer Staples 25,175,000 6.6
Energy 23,802,937 6.2
Financials 73,552,267 19.2
Health Care 4,036,072 1.1
Industrials 30,081,957 7.8
Information Technology 64,525,553 16.8
Materials 31,377,296 8.2
Real Estate 10,160,553 2.6
Utilities 8,399,266 2.2
Short-Term Investments 6,682,738 1.7
Securities Lending Collateral 373,907 0.1
Total Investments In Securities
At Value 381,010,033 99.3
Other Assets in Excess of
Liabilities(f) 2,610,041 0.7
Net Assets
$ 383,620,074 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $355,057.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $9,352,846, which represents approximately
2.44% of net assets of the fund.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2019, the value of these securities amounted to $5,392,992 or
1.41% of net assets.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 89 3/2020 USD $ 4,984,890 $ 40,539
$ 40,539

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 95.3%
Aerospace & Defense - 2.3%
Arconic, Inc.
29,283 $ 901,038
Boeing Co. (The)
1,225 399,056
HEICO Corp.
14,823 1,692,045
Huntington Ingalls Industries, Inc.
4,370 1,096,346
L3Harris Technologies, Inc.
15,964 3,158,797
Lockheed Martin Corp.
16,633 6,476,558
Northrop Grumman Corp.
5,969 2,053,157
Spirit AeroSystems Holdings,
Inc., Class A 4,315 314,477
Teledyne Technologies, Inc.*
2,660 921,796
Textron, Inc.
7,880 351,448
TransDigm Group, Inc.
5,664 3,171,840
United Technologies Corp.
3,853 577,025
21,113,583
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
3,721 290,982
Expeditors International of
Washington, Inc. 7,296 569,234
860,216
Airlines - 0.2%
Delta Air Lines, Inc.
6,750 394,740
United Airlines Holdings, Inc.*
13,684 1,205,424
1,600,164
Auto Components - 0.1%
Aptiv plc
2,802 266,106
Gentex Corp.
26,000 753,480
1,019,586
Automobiles - 0.1%
General Motors Co. 18,865 690,459
Banks - 2.7%
Bank of America Corp.
241,630 8,510,209
Bank of Hawaii Corp.
4,749 451,915
Citigroup, Inc.
53,152 4,246,313
Commerce Bancshares, Inc.(a)
17,401 1,182,224
Cullen/Frost Bankers, Inc.
4,627 452,428
JPMorgan Chase & Co.
68,965 9,613,721
Wintrust Financial Corp.
5,910 419,019
24,875,829
Beverages - 0.6%
Brown-Forman Corp., Class B(a)
15,992 1,081,059
Coca-Cola Co. (The)
7,602 420,771
Monster Beverage Corp.*
7,083 450,125
PepsiCo, Inc.
27,238 3,722,617
5,674,572
Biotechnology - 0.4%
Exact Sciences Corp.*
11,016 1,018,760
Incyte Corp.*
3,164 276,281
INVESTMENTS SHARES VALUE
Biotechnology - 0.4% (continued)
Ionis Pharmaceuticals, Inc.*
13,635 $ 823,690
Neurocrine Biosciences, Inc.*
3,607 387,716
Sarepta Therapeutics, Inc.*
3,306 426,606
Seattle Genetics, Inc.*
7,385 843,810
3,776,863
Building Products - 0.5%
Allegion plc
5,355 666,912
Armstrong World Industries, Inc.
3,000 281,910
Johnson Controls International
plc 37,827 1,539,937
Lennox International, Inc.
5,769 1,407,463
Masco Corp.
12,186 584,806
4,481,028
Capital Markets - 2.4%
Cboe Global Markets, Inc.
2,249 269,880
CME Group, Inc.
5,329 1,069,637
FactSet Research Systems, Inc.
2,228 597,772
Interactive Brokers Group, Inc.,
Class A 8,708 405,967
Intercontinental Exchange, Inc.
31,084 2,876,824
LPL Financial Holdings, Inc.
21,944 2,024,334
MarketAxess Holdings, Inc.
7,071 2,680,687
Moody's Corp.
8,891 2,110,812
Morningstar, Inc.
7,785 1,177,948
MSCI, Inc.
13,525 3,491,885
Nasdaq, Inc.
14,311 1,532,708
S&P Global, Inc.
13,933 3,804,406
Virtu Financial, Inc., Class A(a)
27,849 445,306
22,488,166
Chemicals - 2.1%
Air Products & Chemicals, Inc.
16,508 3,879,215
Celanese Corp.
7,248 892,374
CF Industries Holdings, Inc.
14,438 689,270
Eastman Chemical Co.
5,067 401,610
Ecolab, Inc.
16,704 3,223,705
FMC Corp.
7,791 777,698
Linde plc (United Kingdom)
30,504 6,494,301
NewMarket Corp.
1,083 526,901
Scotts Miracle-Gro Co. (The)
2,756 292,632
Sherwin-Williams Co. (The)
3,933 2,295,063
19,472,769
Commercial Services & Supplies - 1.4%
Cintas Corp.
17,135 4,610,686
Copart, Inc.*
22,545 2,050,242
Republic Services, Inc.
21,173 1,897,736
Rollins, Inc.
31,957 1,059,694
Waste Management, Inc.
26,966 3,073,046
12,691,404

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Communications Equipment - 0.7%
Ciena Corp.*
16,847 $ 719,199
Cisco Systems, Inc.
29,794 1,428,920
Motorola Solutions, Inc.
13,687 2,205,523
Ubiquiti, Inc.(a)
9,891 1,869,201
6,222,843
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.
9,251 831,017
Quanta Services, Inc.
9,010 366,797
1,197,814
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
5,829 1,630,021
Vulcan Materials Co.
12,823 1,846,384
3,476,405
Consumer Finance - 0.8%
Ally Financial, Inc.
18,631 569,363
American Express Co.
27,389 3,409,657
Credit Acceptance Corp.*(a)
996 440,561
Discover Financial Services
5,574 472,787
OneMain Holdings, Inc.
11,196 471,911
Santander Consumer USA
Holdings, Inc. 27,419 640,782
SLM Corp.
35,013 311,966
Synchrony Financial
23,723 854,265
7,171,292
Containers & Packaging - 0.6%
Avery Dennison Corp.
10,046 1,314,218
Ball Corp.
35,437 2,291,711
Berry Global Group, Inc.*
8,130 386,094
Crown Holdings, Inc.*
7,747 561,967
Packaging Corp. of America
5,028 563,086
Sealed Air Corp.
10,067 400,968
5,518,044
Distributors - 0.0%(b)
Genuine Parts Co. 4,764 506,080
Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B(a)
737 470,936
Grand Canyon Education, Inc.*
4,577 438,431
Service Corp. International
15,037 692,153
ServiceMaster Global Holdings,
Inc.* 20,653 798,445
2,399,965
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
246,745 9,642,795
Zayo Group Holdings, Inc.*
8,225 284,996
9,927,791
INVESTMENTS SHARES VALUE
Electric Utilities - 1.8%
Alliant Energy Corp.
4,912 $ 268,785
American Electric Power Co.,
Inc. 2,838 268,219
Entergy Corp.
17,534 2,100,573
Eversource Energy
14,703 1,250,784
FirstEnergy Corp.
29,470 1,432,242
NextEra Energy, Inc.
22,242 5,386,123
OGE Energy Corp.
20,309 903,141
Southern Co. (The)
57,125 3,638,863
Xcel Energy, Inc.
17,907 1,136,915
16,385,645
Electrical Equipment - 0.1%
AMETEK, Inc. 7,316 729,698
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A
10,789 1,167,693
Arrow Electronics, Inc.*
6,077 514,965
CDW Corp.
25,023 3,574,285
Corning, Inc.
14,387 418,806
Dolby Laboratories, Inc., Class A
9,601 660,549
FLIR Systems, Inc.
9,790 509,765
Jabil, Inc.
6,427 265,628
Keysight Technologies, Inc.*
17,742 1,820,861
Zebra Technologies Corp., Class
A* 6,156 1,572,489
10,505,041
Entertainment - 1.1%
Live Nation Entertainment, Inc.*
13,649 975,494
Roku, Inc.*
17,918 2,399,220
Take-Two Interactive Software,
Inc.* 2,747 336,315
Walt Disney Co. (The)
39,070 5,650,694
Zynga, Inc., Class A*
102,499 627,294
9,989,017
Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexandria Real Estate Equities,
Inc. 6,749 1,090,503
American Campus Communities,
Inc. 9,696 456,003
American Homes 4 Rent, Class A
20,868 546,950
American Tower Corp.
29,942 6,881,270
Americold Realty Trust
9,010 315,891
Apartment Investment &
Management Co., Class A 16,007 826,761
AvalonBay Communities, Inc.
3,406 714,238
Boston Properties, Inc.
3,524 485,819
Camden Property Trust
6,796 721,056
CoreSite Realty Corp.
4,925 552,191
Crown Castle International Corp.
18,593 2,642,995
CubeSmart
17,258 543,282
CyrusOne, Inc.
15,572 1,018,876
Digital Realty Trust, Inc.
2,268 271,570
Duke Realty Corp.
14,674 508,748

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 5.7% (continued)
EPR Properties
15,448 $ 1,091,247
Equinix, Inc.
3,279 1,913,952
Equity LifeStyle Properties, Inc.
45,774 3,222,032
Equity Residential
33,773 2,732,911
Essex Property Trust, Inc.
1,870 562,608
Extra Space Storage, Inc.
8,371 884,145
Healthpeak Properties, Inc.
46,226 1,593,410
Iron Mountain, Inc.(a)
13,553 431,934
Kimco Realty Corp.
24,735 512,262
Lamar Advertising Co., Class A
10,493 936,605
Life Storage, Inc.
7,121 771,062
Medical Properties Trust, Inc.
44,470 938,762
Mid-America Apartment
Communities, Inc. 6,421 846,673
National Retail Properties, Inc.
20,488 1,098,567
Omega Healthcare Investors,
Inc. 36,402 1,541,625
Park Hotels & Resorts, Inc.
19,276 498,670
Prologis, Inc.
32,281 2,877,528
Public Storage
1,804 384,180
Realty Income Corp.
15,542 1,144,357
Regency Centers Corp.
6,696 422,451
SBA Communications Corp.
9,574 2,307,238
Spirit Realty Capital, Inc.
7,179 353,063
STORE Capital Corp.
38,997 1,452,248
Sun Communities, Inc.
12,779 1,918,128
UDR, Inc.
20,086 938,016
Ventas, Inc.
24,213 1,398,059
Welltower, Inc.
26,337 2,153,840
WP Carey, Inc.
10,795 864,032
53,365,758
Food & Staples Retailing - 3.2%
Casey's General Stores, Inc.
4,019 638,981
Costco Wholesale Corp.
26,505 7,790,350
Kroger Co. (The)
16,263 471,464
Sysco Corp.
11,395 974,728
Walmart, Inc.
170,291 20,237,383
30,112,906
Food Products - 1.3%
General Mills, Inc.
17,592 942,227
Hershey Co. (The)
15,126 2,223,219
Hormel Foods Corp.
5,888 265,608
Lamb Weston Holdings, Inc.
6,587 566,680
Mondelez International, Inc.,
Class A 87,723 4,831,783
Pilgrim's Pride Corp.*
15,327 501,423
Post Holdings, Inc.*
5,197 566,993
Tyson Foods, Inc., Class A
26,211 2,386,249
12,284,182
Gas Utilities - 0.1%
Atmos Energy Corp. 7,008 783,915
INVESTMENTS SHARES VALUE
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories
44,445 $ 3,860,493
ABIOMED, Inc.*
2,539 433,128
Baxter International, Inc.
10,746 898,580
Boston Scientific Corp.*
27,169 1,228,582
Cooper Cos., Inc. (The)
2,068 664,428
Danaher Corp.
44,603 6,845,668
Dentsply Sirona, Inc.
4,983 281,988
DexCom, Inc.*
6,160 1,347,438
Edwards Lifesciences Corp.*
14,493 3,381,072
Hologic, Inc.*
11,378 594,045
IDEXX Laboratories, Inc.*
4,363 1,139,310
Insulet Corp.*
8,253 1,412,914
Masimo Corp.*
4,014 634,453
Medtronic plc
50,240 5,699,728
Penumbra, Inc.*
3,374 554,247
ResMed, Inc.
10,915 1,691,498
Stryker Corp.
17,669 3,709,430
Teleflex, Inc.
5,357 2,016,589
36,393,591
Health Care Providers & Services - 0.4%
Anthem, Inc.
987 298,104
Chemed Corp.
1,649 724,340
HCA Healthcare, Inc.(a)
3,217 475,505
Molina Healthcare, Inc.*
4,911 666,373
Premier, Inc., Class A*
10,988 416,225
Quest Diagnostics, Inc.
2,710 289,401
Universal Health Services, Inc.,
Class B 3,522 505,266
3,375,214
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A* 17,859 2,512,047
Hotels, Restaurants & Leisure - 1.9%
Aramark
14,075 610,855
Chipotle Mexican Grill, Inc.*
3,107 2,600,901
Darden Restaurants, Inc.
8,115 884,616
Domino's Pizza, Inc.
1,236 363,112
Dunkin' Brands Group, Inc.
5,817 439,416
Hilton Worldwide Holdings, Inc.
12,646 1,402,568
Hyatt Hotels Corp., Class A(a)
6,571 589,485
McDonald's Corp.
3,217 635,711
Planet Fitness, Inc., Class A*
9,059 676,526
Six Flags Entertainment Corp.
9,704 437,748
Starbucks Corp.
75,687 6,654,401
Vail Resorts, Inc.
3,751 899,602
Wyndham Hotels & Resorts, Inc.
6,422 403,366
Yum! Brands, Inc.
12,422 1,251,268
17,849,575
Household Durables - 0.9%
DR Horton, Inc.
20,889 1,101,895
Garmin Ltd.
22,664 2,211,100
Lennar Corp., Class A
11,906 664,236

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Household Durables - 0.9% (continued)
NVR, Inc.*
641 $ 2,441,191
PulteGroup, Inc.
33,337 1,293,476
Tempur Sealy International, Inc.*
7,391 643,460
Whirlpool Corp.(a)
3,361 495,848
8,851,206
Household Products - 2.4%
Church & Dwight Co., Inc.
11,768 827,761
Energizer Holdings, Inc.
13,144 660,092
Kimberly-Clark Corp.
13,642 1,876,457
Procter & Gamble Co. (The)
154,545 19,302,670
22,666,980
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.
52,815 1,051,018
NRG Energy, Inc.
18,485 734,779
Vistra Energy Corp.
19,116 439,477
2,225,274
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.
1,822 294,873
General Electric Co.
259,183 2,892,482
Honeywell International, Inc.
21,842 3,866,034
Roper Technologies, Inc.
5,345 1,893,359
8,946,748
Insurance - 3.5%
Aflac, Inc.
19,367 1,024,514
Allstate Corp. (The)
7,369 828,644
American Financial Group, Inc.
11,412 1,251,326
American International Group,
Inc. 11,373 583,776
Aon plc
14,447 3,009,166
Arch Capital Group Ltd.*
27,319 1,171,712
Arthur J Gallagher & Co.
7,306 695,750
Assurant, Inc.
6,148 805,880
Assured Guaranty Ltd.
12,466 611,083
Axis Capital Holdings Ltd.
7,392 439,380
Chubb Ltd.
15,408 2,398,409
Cincinnati Financial Corp.
21,685 2,280,178
Erie Indemnity Co., Class A
8,691 1,442,706
Fidelity National Financial, Inc.
22,711 1,029,944
Globe Life, Inc.
8,659 911,360
Hanover Insurance Group, Inc.
(The) 11,713 1,600,816
Hartford Financial Services
Group, Inc. (The) 11,296 686,458
Markel Corp.*
611 698,477
Marsh & McLennan Cos., Inc.
23,563 2,625,154
MetLife, Inc.
12,527 638,501
Progressive Corp. (The)
41,990 3,039,656
RenaissanceRe Holdings Ltd.
5,603 1,098,300
Travelers Cos., Inc. (The)
8,400 1,150,380
Willis Towers Watson plc
5,298 1,069,878
INVESTMENTS SHARES VALUE
Insurance - 3.5% (continued)
WR Berkley Corp.
20,989 $ 1,450,340
32,541,788
Interactive Media & Services - 4.0%
Facebook, Inc., Class A*
156,551 32,132,093
IAC/InterActiveCorp*
3,519 876,618
Match Group, Inc.*(a)
35,236 2,893,228
Twitter, Inc.*
34,495 1,105,565
37,007,504
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.
33,776 1,219,651
Etsy, Inc.*
14,392 637,566
Expedia Group, Inc.
3,949 427,045
Wayfair, Inc., Class A*(a)
2,888 260,988
2,545,250
IT Services - 8.7%
Accenture plc, Class A
9,797 2,062,954
Akamai Technologies, Inc.*
9,606 829,766
Amdocs Ltd.
12,968 936,160
Automatic Data Processing, Inc.
10,322 1,759,901
Black Knight, Inc.*
6,963 448,974
Booz Allen Hamilton Holding
Corp. 14,749 1,049,096
Broadridge Financial Solutions,
Inc. 10,490 1,295,935
CoreLogic, Inc.*
13,521 591,003
EPAM Systems, Inc.*
5,901 1,251,956
Euronet Worldwide, Inc.*
8,506 1,340,205
Fidelity National Information
Services, Inc. 30,117 4,188,974
Fiserv, Inc.*
38,095 4,404,925
FleetCor Technologies, Inc.*
5,093 1,465,358
Gartner, Inc.*
2,268 349,498
Genpact Ltd.
30,485 1,285,552
Global Payments, Inc.
20,924 3,819,885
GoDaddy, Inc., Class A*
5,017 340,755
Jack Henry & Associates, Inc.
7,946 1,157,494
Leidos Holdings, Inc.
7,599 743,866
Mastercard, Inc., Class A
64,803 19,349,528
MongoDB, Inc.*(a)
14,293 1,881,102
Okta, Inc.*
16,977 1,958,637
Paychex, Inc.
12,948 1,101,357
PayPal Holdings, Inc.*
18,737 2,026,781
Sabre Corp.
18,021 404,391
Twilio, Inc., Class A*(a)
10,111 993,709
VeriSign, Inc.*
4,039 778,235
Visa, Inc., Class A
116,715 21,930,749
Western Union Co. (The)(a)
10,350 277,173
WEX, Inc.*
3,405 713,211
80,737,130
Leisure Products - 0.1%
Hasbro, Inc. 6,091 643,271

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.
4,263 $ 363,677
Bio-Rad Laboratories, Inc., Class
A* 4,869 1,801,676
Bio-Techne Corp.
2,644 580,385
Bruker Corp.
19,991 1,018,941
Charles River Laboratories
International, Inc.* 5,176 790,686
IQVIA Holdings, Inc.*
7,300 1,127,923
Mettler-Toledo International, Inc.*
719 570,368
PerkinElmer, Inc.
7,350 713,685
PRA Health Sciences, Inc.*
4,114 457,271
QIAGEN NV*
9,659 326,474
Thermo Fisher Scientific, Inc.
23,501 7,634,770
Waters Corp.*(a)
2,480 579,452
15,965,308
Machinery - 1.2%
Crane Co.
5,907 510,247
Cummins, Inc.
2,965 530,616
Deere & Co.
4,236 733,929
Dover Corp.
4,903 565,120
Fortive Corp.
5,978 456,660
Illinois Tool Works, Inc.
4,897 879,648
Ingersoll-Rand plc
17,418 2,315,201
Nordson Corp.
6,333 1,031,266
Oshkosh Corp.
8,445 799,319
PACCAR, Inc.
7,323 579,249
Toro Co. (The)
21,148 1,684,861
Woodward, Inc.
4,194 496,737
Xylem, Inc.
12,229 963,523
11,546,376
Media - 2.6%
Altice USA, Inc., Class A*
52,338 1,430,921
Cable One, Inc.
1,136 1,690,902
Charter Communications, Inc.,
Class A* 16,056 7,788,444
Comcast Corp., Class A
222,448 10,003,487
Discovery, Inc., Class A*(a)
12,854 420,840
Liberty Broadband Corp., Class
C* 6,124 770,093
Nexstar Media Group, Inc., Class
A 4,507 528,446
Sinclair Broadcast Group, Inc.,
Class A 13,495 449,923
Sirius XM Holdings, Inc.(a)
149,195 1,066,744
24,149,800
Metals & Mining - 0.3%
Newmont Goldcorp Corp.
23,230 1,009,344
Reliance Steel & Aluminum Co.
6,974 835,206
Royal Gold, Inc.
7,028 859,173
2,703,723
INVESTMENTS SHARES VALUE
Multiline Retail - 1.0%
Dollar General Corp.
22,026 $ 3,435,615
Dollar Tree, Inc.*
14,398 1,354,132
Ollie's Bargain Outlet Holdings,
Inc.*(a) 5,702 372,398
Target Corp.
34,438 4,415,296
9,577,441
Multi-Utilities - 0.4%
CMS Energy Corp.
6,335 398,091
DTE Energy Co.
2,076 269,610
MDU Resources Group, Inc.
15,343 455,841
NiSource, Inc.
22,340 621,946
Public Service Enterprise Group,
Inc. 4,544 268,323
Sempra Energy
5,717 866,011
WEC Energy Group, Inc.
8,849 816,143
3,695,965
Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy, Inc.*
7,237 441,964
Hess Corp.
10,085 673,779
HollyFrontier Corp.
6,241 316,481
Kinder Morgan, Inc.
75,318 1,594,482
Kosmos Energy Ltd. (Ghana)
127,660 727,662
ONEOK, Inc.
4,463 337,715
PBF Energy, Inc., Class A
10,574 331,706
Phillips 66
4,005 446,197
Valero Energy Corp.
4,054 379,657
5,249,643
Personal Products - 0.6%
Estee Lauder Cos., Inc. (The),
Class A 24,958 5,154,825
Nu Skin Enterprises, Inc., Class
A 8,923 365,665
5,520,490
Pharmaceuticals - 1.2%
Horizon Therapeutics plc*
11,854 429,115
Merck & Co., Inc.
63,631 5,787,239
Zoetis, Inc.
35,232 4,662,955
10,879,309
Professional Services - 0.7%
CoStar Group, Inc.*
3,998 2,392,003
IHS Markit Ltd.*
7,165 539,883
TransUnion
21,521 1,842,413
Verisk Analytics, Inc.
12,121 1,810,150
6,584,449
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A* 11,886 728,493
Road & Rail - 0.5%
AMERCO
2,826 1,062,067
CSX Corp.
5,887 425,983

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Road & Rail - 0.5% (continued)
JB Hunt Transport Services, Inc.
2,973 $ 347,187
Norfolk Southern Corp.
2,703 524,733
Old Dominion Freight Line, Inc.
6,543 1,241,731
Union Pacific Corp.
8,145 1,472,535
5,074,236
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc.*
49,062 2,249,983
Analog Devices, Inc.
21,100 2,507,524
Applied Materials, Inc.
65,882 4,021,437
Broadcom, Inc.
21,918 6,926,526
Cree, Inc.*
8,394 387,383
Entegris, Inc.
9,800 490,882
Intel Corp.
14,728 881,471
KLA Corp.
13,400 2,387,478
Lam Research Corp.
14,353 4,196,817
Marvell Technology Group Ltd.
46,864 1,244,708
Maxim Integrated Products, Inc.
13,185 811,009
Microchip Technology, Inc.
9,355 979,656
Micron Technology, Inc.*
70,694 3,801,923
Monolithic Power Systems, Inc.
3,941 701,577
NVIDIA Corp.
4,939 1,162,147
QUALCOMM, Inc.
29,202 2,576,492
Teradyne, Inc.
20,819 1,419,648
Texas Instruments, Inc.
48,448 6,215,394
Universal Display Corp.
8,222 1,694,308
Xilinx, Inc.
21,815 2,132,853
46,789,216
Software - 11.7%
Alteryx, Inc., Class A*(a)
18,160 1,817,271
ANSYS, Inc.*
5,600 1,441,496
Aspen Technology, Inc.*
3,695 446,836
Atlassian Corp. plc, Class A*
11,540 1,388,724
Autodesk, Inc.*
5,154 945,553
Avalara, Inc.*
15,051 1,102,486
Cadence Design Systems, Inc.*
27,356 1,897,412
CDK Global, Inc.
9,038 494,198
Ceridian HCM Holding, Inc.*
4,802 325,960
Citrix Systems, Inc.
3,727 413,324
Coupa Software, Inc.*(a)
12,936 1,891,890
DocuSign, Inc.*
4,340 321,637
Fair Isaac Corp.*
2,575 964,801
Fortinet, Inc.*
10,774 1,150,232
Guidewire Software, Inc.*
3,915 429,750
Intuit, Inc.
17,743 4,647,424
Microsoft Corp.
421,048 66,399,270
Nuance Communications, Inc.*
26,590 474,100
Oracle Corp.
14,738 780,819
Palo Alto Networks, Inc.*
2,768 640,100
Paycom Software, Inc.*
11,261 2,981,462
Paylocity Holding Corp.*
4,752 574,137
PTC, Inc.*
4,875 365,089
RealPage, Inc.*
9,828 528,255
RingCentral, Inc., Class A*
14,400 2,428,848
INVESTMENTS SHARES VALUE
Software - 11.7% (continued)
ServiceNow, Inc.*
14,666 $ 4,140,505
Smartsheet, Inc., Class A*
25,308 1,136,835
Splunk, Inc.*
3,981 596,234
SS&C Technologies Holdings,
Inc. 10,271 630,639
Synopsys, Inc.*
12,192 1,697,126
Trade Desk, Inc. (The), Class A*
7,956 2,066,810
VMware, Inc., Class A*
6,110 927,437
Workday, Inc., Class A*
9,645 1,586,120
Zendesk, Inc.*
11,309 866,609
Zscaler, Inc.*(a)
15,793 734,375
109,233,764
Specialty Retail - 2.3%
Advance Auto Parts, Inc.
2,515 402,802
AutoZone, Inc.*
1,837 2,188,436
Best Buy Co., Inc.
5,392 473,418
Burlington Stores, Inc.*
6,149 1,402,156
CarMax, Inc.*
5,471 479,643
Carvana Co.*(a)
23,302 2,144,949
Dick's Sporting Goods, Inc.
12,079 597,790
Five Below, Inc.*
3,930 502,490
Floor & Decor Holdings, Inc.,
Class A* 13,979 710,273
Home Depot, Inc. (The)
31,625 6,906,268
Lowe's Cos., Inc.
2,416 289,340
O'Reilly Automotive, Inc.*
3,383 1,482,634
Ross Stores, Inc.
6,844 796,778
TJX Cos., Inc. (The)
16,691 1,019,152
Tractor Supply Co.
10,959 1,024,009
Ulta Beauty, Inc.*
2,213 560,199
Williams-Sonoma, Inc.
8,598 631,437
21,611,774
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.
134,822 39,590,480
Dell Technologies, Inc., Class C*
6,955 357,418
Western Digital Corp.
12,354 784,108
Xerox Holdings Corp.
19,697 726,229
41,458,235
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.
4,328 433,622
Lululemon Athletica, Inc.*
16,407 3,801,010
NIKE, Inc., Class B
37,861 3,835,698
Skechers U.S.A., Inc., Class A*
19,369 836,547
Under Armour, Inc., Class A*(a)
34,189 738,482
9,645,359
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc.*(a)
2,076 629,941
TFS Financial Corp.
41,075 808,356
1,438,297

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Trading Companies & Distributors - 0.3%
Fastenal Co.
31,130 $ 1,150,253
MSC Industrial Direct Co., Inc.,
Class A 4,795 376,264
United Rentals, Inc.*
1,580 263,497
Watsco, Inc.(a)
3,619 651,963
WW Grainger, Inc.
1,879 636,079
3,078,056
Water Utilities - 0.3%
American Water Works Co., Inc.
15,464 1,899,752
Aqua America, Inc.
15,473 726,303
2,626,055
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.
13,444 341,881
T-Mobile US, Inc.*
42,981 3,370,570
United States Cellular Corp.*
15,170 549,609
4,262,060
TOTAL COMMON STOCKS
(Cost $646,852,650) 887,434,662
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash
Investment Fund, 1.61%(c)
(Cost $40,504,605) 40,504,605 40,504,605
SECURITIES LENDING COLLATERAL - 1.9%
Investment Companies - 1.9%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(c)(d) 2,412,450 2,412,450
Limited Purpose Cash
Investment Fund 1.61%(c)(d) 15,002,658 15,002,658
TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,415,108) 17,415,108
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.6%
(Cost $704,772,363) 945,354,375
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.6)%(e) (14,635,358)
NET ASSETS - 100.0% $930,719,017
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 85,336,172 9.2%
Consumer Discretionary 75,339,965 8.1
Consumer Staples 76,259,130 8.2
Energy 5,249,643 0.6
Financials 88,515,372 9.5
Health Care 72,902,333 7.8
Industrials 77,903,771 8.4
Information Technology 294,946,228 31.7
Materials 31,170,942 3.3
Real Estate 54,094,251 5.8
Utilities 25,716,855 2.7
Short-Term Investments 40,504,605 4.4
Securities Lending Collateral 17,415,108 1.9
Total Investments In Securities
At Value 945,354,375 101.6
Liabilities in Excess of Other
Assets(e) (14,635,358) (1.6)
Net Assets
$ 930,719,017 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $17,442,351.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2019.
(d) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $451,293 was received.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 231 3/2020 USD $ 37,319,205 $ (148,829)
$ (148,829)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 95.2%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings,
Inc.* 18,628 $ 850,555
Axon Enterprise, Inc.*
5,268 386,039
Ducommun, Inc.*
7,860 397,166
Kratos Defense & Security
Solutions, Inc.* 28,802 518,724
Mercury Systems, Inc.*
13,223 913,842
Moog, Inc., Class A
3,358 286,538
Park Aerospace Corp.
6,608 107,512
Triumph Group, Inc.
16,086 406,493
Vectrus , Inc.*
4,424 226,774
4,093,643
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc.*
4,871 100,830
Forward Air Corp.
2,309 161,514
Radiant Logistics, Inc.*
29,160 162,421
424,765
Airlines - 0.4%
Allegiant Travel Co.
3,828 666,225
SkyWest, Inc.
6,435 415,894
Spirit Airlines, Inc.*
1,885 75,984
1,158,103
Auto Components - 0.6%
Cooper Tire & Rubber Co.
4,878 140,243
Fox Factory Holding Corp.*
3,013 209,614
Gentherm , Inc.*
3,827 169,881
LCI Industries
5,360 574,217
Standard Motor Products, Inc.(a)
2,573 136,935
Stoneridge, Inc.*
6,938 203,422
Visteon Corp.*
1,851 160,278
1,594,590
Automobiles - 0.2%
Winnebago Industries, Inc. 8,623 456,847
Banks - 3.0%
1st Source Corp.
2,393 124,149
Atlantic Union Bankshares Corp.
2,291 86,027
BancFirst Corp.
5,016 313,199
Bancorp, Inc. (The)*
13,272 172,138
Banner Corp.
1,364 77,189
Bryn Mawr Bank Corp.
2,789 115,018
Camden National Corp.
3,937 181,338
Central Pacific Financial Corp.
3,821 113,025
Community Bank System, Inc.
5,013 355,622
Dime Community Bancshares,
Inc. 3,489 72,885
Enterprise Financial Services
Corp. 2,473 119,223
First Bancorp/NC
3,745 149,463
First Bancorp/PR
62,186 658,550
First Financial Bankshares , Inc.
24,362 855,106
INVESTMENTS SHARES VALUE
Banks - 3.0% (continued)
First Interstate BancSystem , Inc.,
Class A 2,045 $ 85,726
German American Bancorp, Inc.
3,585 127,698
Glacier Bancorp, Inc.
3,971 182,626
Great Southern Bancorp, Inc.
3,025 191,543
Hilltop Holdings, Inc.
14,870 370,709
Independent Bank Corp.
1,364 113,553
Independent Bank Corp./MI
8,381 189,830
Lakeland Bancorp, Inc.
12,306 213,878
Lakeland Financial Corp.
3,172 155,206
OFG Bancorp
18,899 446,205
Opus Bank
4,849 125,444
QCR Holdings, Inc.
3,458 151,668
South State Corp.
2,534 219,825
Southside Bancshares, Inc.
2,622 97,381
Stock Yards Bancorp, Inc.
4,504 184,934
Tompkins Financial Corp.(a)
1,707 156,191
Towne Bank
4,916 136,763
TriState Capital Holdings, Inc.*
4,567 119,290
Trustmark Corp.
3,944 136,108
United Bankshares , Inc.
15,984 617,941
United Community Banks, Inc.
6,335 195,625
Valley National Bancorp
8,863 101,481
Washington Trust Bancorp, Inc.
2,583 138,940
Westamerica Bancorp
3,131 212,188
8,063,685
Beverages - 0.6%
Boston Beer Co., Inc. (The),
Class A*(a) 2,468 932,534
Coca-Cola Consolidated, Inc.
2,472 702,171
1,634,705
Biotechnology - 8.1%
ACADIA Pharmaceuticals, Inc.*
36,645 1,567,673
Acceleron Pharma, Inc.*
2,232 118,341
Adverum Biotechnologies, Inc.*
28,558 328,988
Aeglea BioTherapeutics , Inc.*
5,211 39,812
Affimed NV (Germany)*
35,562 97,440
Agenus, Inc.*(a)
64,978 264,461
Allakos , Inc.*(a)
12,075 1,151,472
Anika Therapeutics, Inc.*
4,265 221,140
Apellis Pharmaceuticals, Inc.*
16,197 495,952
Ardelyx , Inc.*
31,456 236,077
Arena Pharmaceuticals, Inc.*
6,340 287,963
Arrowhead Pharmaceuticals,
Inc.* 27,486 1,743,437
Avid Bioservices , Inc.*
25,915 198,768
BioSpecifics Technologies Corp.*
1,801 102,549
Blueprint Medicines Corp.*
9,680 775,465
Catalyst Pharmaceuticals, Inc.*
49,236 184,635
CEL-SCI Corp.*(a)
31,682 289,890
ChemoCentryx , Inc.*
2,095 82,857
Coherus Biosciences, Inc.*
21,850 393,409
CTI BioPharma Corp.*
7,700 12,166

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Biotechnology - 8.1% (continued)
Cytokinetics, Inc.*(a)
20,216 $ 214,492
Deciphera Pharmaceuticals, Inc.*
14,932 929,368
Denali Therapeutics, Inc.*(a)
7,333 127,741
Dicerna Pharmaceuticals, Inc.*
10,260 226,028
Eidos Therapeutics, Inc.*
12,563 720,991
Epizyme , Inc.*
31,745 780,927
Esperion Therapeutics, Inc.*(a)
2,034 121,287
Fate Therapeutics, Inc.*
13,261 259,518
Global Blood Therapeutics, Inc.*
15,963 1,268,899
Homology Medicines, Inc.*(a)
3,553 73,547
Invitae Corp.*(a)
27,240 439,381
Iovance Biotherapeutics , Inc.*
35,127 972,315
Kadmon Holdings, Inc.*
21,129 95,714
Karyopharm Therapeutics, Inc.*
9,250 177,323
Kindred Biosciences, Inc.*
17,847 151,343
Krystal Biotech, Inc.*(a)
7,986 442,265
MeiraGTx Holdings plc*
11,054 221,301
Mirati Therapeutics, Inc.*
10,805 1,392,332
Momenta Pharmaceuticals, Inc.*
13,616 268,644
Natera , Inc.*
22,318 751,893
NeuBase Therapeutics, Inc.*
380 2,736
Oncocyte Corp.*
34,140 76,815
PDL BioPharma , Inc.*
45,576 147,894
Pfenex , Inc.*(a)
21,139 232,106
Portola Pharmaceuticals, Inc.*
17,800 425,064
Protagonist Therapeutics, Inc.*
20,226 142,593
PTC Therapeutics, Inc.*
2,778 133,427
Radius Health, Inc.*
11,932 240,549
Scholar Rock Holding Corp.*
5,849 77,090
TG Therapeutics, Inc.*
32,880 364,968
Veracyte , Inc.*
20,773 579,982
Vericel Corp.*(a)
11,855 206,277
Voyager Therapeutics, Inc.*
9,609 134,046
XBiotech , Inc.*(a)
23,342 435,678
ZIOPHARM Oncology, Inc.*(a)
55,437 261,663
21,688,692
Building Products - 2.3%
AAON, Inc.(a)
14,747 728,649
Advanced Drainage Systems,
Inc. 16,771 651,386
American Woodmark Corp.*
3,693 385,955
Builders FirstSource , Inc.*
32,663 829,967
CSW Industrials, Inc.
4,351 335,027
Gibraltar Industries, Inc.*
6,592 332,501
Griffon Corp.
11,327 230,278
JELD-WEN Holding, Inc.*
6,439 150,737
Masonite International Corp.*
1,073 77,481
Patrick Industries, Inc.
1,744 91,438
PGT Innovations, Inc.*
5,624 83,854
Simpson Manufacturing Co., Inc.
6,166 494,698
Trex Co., Inc.*
11,411 1,025,621
Universal Forest Products, Inc.
14,719 702,096
6,119,688
INVESTMENTS SHARES VALUE
Capital Markets - 1.6%
Artisan Partners Asset
Management, Inc., Class A 2,839 $ 91,756
B. Riley Financial, Inc.
9,128 229,843
Cohen & Steers, Inc.
14,116 885,920
Diamond Hill Investment Group,
Inc. 930 130,628
Federated Investors, Inc., Class
B 27,291 889,414
Hamilton Lane, Inc., Class A
15,821 942,932
Houlihan Lokey , Inc.
2,802 136,934
Oppenheimer Holdings, Inc.,
Class A 5,134 141,082
Stifel Financial Corp.
13,336 808,828
Virtus Investment Partners, Inc.
637 77,536
4,334,873
Chemicals - 0.7%
Advanced Emissions Solutions,
Inc. 10,560 110,880
American Vanguard Corp.
8,397 163,490
Balchem Corp.
1,412 143,502
Chase Corp.
998 118,243
Hawkins, Inc.
1,913 87,634
Ingevity Corp.*
1,634 142,779
Innospec , Inc.
4,485 463,928
Koppers Holdings, Inc.*
3,400 129,948
Stepan Co.
4,145 424,614
1,785,018
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.
16,376 617,539
Brady Corp., Class A
14,076 805,992
BrightView Holdings, Inc.*
7,528 126,997
Brink's Co. (The)
9,539 864,997
Casella Waste Systems, Inc.,
Class A* 13,364 615,145
CECO Environmental Corp.*
18,346 140,530
Covanta Holding Corp.
11,219 166,490
Ennis, Inc.
8,343 180,626
Heritage-Crystal Clean, Inc.*
3,931 123,316
Herman Miller, Inc.
13,153 547,823
HNI Corp.
3,390 126,989
Kimball International, Inc., Class
B 9,927 205,191
Knoll, Inc.
3,055 77,169
McGrath RentCorp
6,667 510,292
Mobile Mini, Inc.
2,351 89,126
MSA Safety, Inc.
5,522 697,760
SP Plus Corp.*
4,630 196,451
Steelcase, Inc., Class A
9,485 194,063
Team, Inc.*
6,828 109,043
Tetra Tech, Inc.
12,850 1,107,156
UniFirst Corp.
2,603 525,754
Viad Corp.
2,487 167,873
8,196,322

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Communications Equipment - 1.2%
ADTRAN, Inc.
10,034 $ 99,236
Calix, Inc.*
16,357 130,856
Comtech Telecommunications
Corp. 3,485 123,683
Digi International, Inc.*
4,405 78,057
Extreme Networks, Inc.*
18,475 136,161
Harmonic, Inc.*
46,168 360,110
Infinera Corp.*(a)
27,349 217,151
Inseego Corp.*(a)
37,098 271,928
Lumentum Holdings, Inc.*
9,937 788,004
Viavi Solutions, Inc.*
59,626 894,390
3,099,576
Construction & Engineering - 1.4%
Aegion Corp.*
6,788 151,848
Ameresco , Inc., Class A*(a)
14,014 245,245
Argan , Inc.
1,886 75,704
Construction Partners, Inc.,
Class A* 13,798 232,772
EMCOR Group, Inc.
10,858 937,046
Great Lakes Dredge & Dock
Corp.* 42,083 476,800
HC2 Holdings, Inc.*
27,896 60,534
MasTec , Inc.*
16,937 1,086,678
MYR Group, Inc.*
3,964 129,187
Northwest Pipe Co.*
3,871 128,943
Primoris Services Corp.
5,764 128,191
WillScot Corp.*
8,923 164,986
3,817,934
Construction Materials - 0.4%
Forterra , Inc.*(a)
20,710 239,408
Summit Materials, Inc., Class A*
29,065 694,653
US Concrete, Inc.*
4,433 184,679
1,118,740
Consumer Finance - 0.5%
Encore Capital Group, Inc.*(a)
6,877 243,171
FirstCash , Inc.
4,599 370,817
Nelnet, Inc., Class A
5,463 318,165
PRA Group, Inc.*
2,226 80,804
Regional Management Corp.*
7,164 215,135
World Acceptance Corp.*
1,224 105,754
1,333,846
Diversified Consumer Services - 1.2%
American Public Education, Inc.*
2,839 77,760
Career Education Corp.*
24,098 443,162
Carriage Services, Inc.
4,901 125,466
Chegg , Inc.*
26,921 1,020,575
Collectors Universe, Inc.
6,586 151,807
Houghton Mifflin Harcourt Co.*
17,235 107,719
K12, Inc.*
8,886 180,830
Laureate Education, Inc., Class
A* 28,697 505,354
INVESTMENTS SHARES VALUE
Diversified Consumer Services - 1.2% (continued)
Regis Corp.*
5,966 $ 106,613
Strategic Education, Inc.
3,717 590,631
3,309,917
Diversified Financial Services - 0.4%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 6,545 139,932
Cannae Holdings, Inc.*
20,179 750,457
FGL Holdings
8,578 91,356
On Deck Capital, Inc.*(a)
22,015 91,142
1,072,887
Diversified Telecommunication Services - 0.5%
Anterix , Inc.*
3,203 138,402
Bandwidth, Inc., Class A*
2,202 141,038
Cogent Communications
Holdings, Inc. 7,104 467,514
Iridium Communications, Inc.*(a)
24,563 605,232
Ooma , Inc.*
9,728 128,702
1,480,888
Electric Utilities - 0.8%
ALLETE, Inc.
2,400 194,808
Genie Energy Ltd., Class B
22,001 170,068
MGE Energy, Inc.
3,278 258,372
Otter Tail Corp.
6,105 313,125
PNM Resources, Inc.
11,727 594,676
Portland General Electric Co.
13,401 747,642
2,278,691
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.
3,486 169,071
American Superconductor
Corp.*(a) 13,769 108,087
Atkore International Group, Inc.*
13,668 553,007
Encore Wire Corp.
1,626 93,332
Generac Holdings, Inc.*
16,668 1,676,634
Plug Power, Inc.*
91,584 289,406
Powell Industries, Inc.
1,552 76,033
Sunrun , Inc.*
17,715 244,644
Vivint Solar, Inc.*(a)
39,859 289,376
3,499,590
Electronic Equipment, Instruments & Components - 2.2%
Airgain , Inc.*
3,557 38,024
Badger Meter, Inc.
5,190 336,987
Benchmark Electronics, Inc.
5,163 177,401
Coda Octopus Group, Inc.*
14,959 125,207
CTS Corp.
6,873 206,259
Fabrinet (Thailand)*
2,943 190,824
Insight Enterprises, Inc.*
7,397 519,935
Itron , Inc.*
8,012 672,607
Knowles Corp.*
23,198 490,638
Methode Electronics, Inc.
1,951 76,772

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 2.2%
(continued)
Napco Security Technologies,
Inc.*(a) 11,666 $ 342,864
Novanta , Inc.*
8,827 780,660
OSI Systems, Inc.*
5,859 590,236
PAR Technology Corp.*(a)
4,695 144,324
PC Connection, Inc.
4,953 245,966
Plexus Corp.*
996 76,632
Rogers Corp.*
3,583 446,907
Sanmina Corp.*
12,558 429,986
Vishay Precision Group, Inc.*(a)
3,033 103,122
5,995,351
Energy Equipment & Services - 0.4%
DMC Global, Inc.
5,509 247,574
Dril -Quip, Inc.*
6,423 301,303
Helix Energy Solutions Group,
Inc.* 9,823 94,596
Matrix Service Co.*
7,086 162,128
SEACOR Holdings, Inc.*
3,735 161,165
966,766
Entertainment - 0.1%
Liberty Media Corp.-Liberty
Braves, Class C* 5,138 151,776
Equity Real Estate Investment Trusts (REITs) - 7.6%
Acadia Realty Trust
10,739 278,462
Agree Realty Corp.
10,501 736,855
Alexander & Baldwin, Inc.
3,769 78,998
Alexander's, Inc.
451 148,988
American Assets Trust, Inc.
17,051 782,641
Armada Hoffler Properties, Inc.
7,165 131,478
Braemar Hotels & Resorts, Inc.
11,477 102,490
CareTrust REIT, Inc.
17,210 355,042
Community Healthcare Trust, Inc.
8,076 346,137
Easterly Government Properties,
Inc. 3,393 80,516
EastGroup Properties, Inc.
11,036 1,464,146
Essential Properties Realty Trust,
Inc. 28,625 710,186
First Industrial Realty Trust, Inc.
29,745 1,234,715
Front Yard Residential Corp.
11,243 138,739
Getty Realty Corp.
8,012 263,354
Global Net Lease, Inc.
13,759 279,033
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 19,381 623,681
Healthcare Realty Trust, Inc.
16,829 561,584
Independence Realty Trust, Inc.
24,185 340,525
Industrial Logistics Properties
Trust 4,199 94,142
Innovative Industrial Properties,
Inc. 4,415 334,966
Investors Real Estate Trust
3,628 263,030
iStar , Inc.
5,540 80,385
Jernigan Capital, Inc.
4,987 95,451
Lexington Realty Trust
56,826 603,492
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 7.6% (continued)
LTC Properties, Inc.
7,308 $ 327,179
Monmouth Real Estate
Investment Corp. 9,260 134,085
National Health Investors, Inc.
6,520 531,250
National Storage Affiliates Trust
16,655 559,941
NexPoint Residential Trust, Inc.
11,667 525,015
Physicians Realty Trust
20,615 390,448
Piedmont Office Realty Trust,
Inc., Class A 21,461 477,293
PotlatchDeltic Corp.
6,583 284,846
PS Business Parks, Inc.
7,395 1,219,214
QTS Realty Trust, Inc., Class A
12,631 685,484
Rexford Industrial Realty, Inc.
27,949 1,276,431
Ryman Hospitality Properties,
Inc. 4,312 373,678
Sabra Health Care REIT, Inc.
17,436 372,084
Safehold , Inc.
12,889 519,427
Seritage Growth Properties,
Class A 3,313 132,785
STAG Industrial, Inc.
25,706 811,538
Terreno Realty Corp.
17,943 971,434
UMH Properties, Inc.
9,125 143,536
Universal Health Realty Income
Trust 3,825 448,902
Xenia Hotels & Resorts, Inc.
5,276 114,014
20,427,620
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings,
Inc.* 20,428 464,533
Chefs' Warehouse, Inc. (The)*(a)
8,842 336,969
Ingles Markets, Inc., Class A
4,252 202,012
Natural Grocers by Vitamin
Cottage, Inc. 11,877 117,226
Performance Food Group Co.*
22,218 1,143,783
Weis Markets, Inc.
2,160 87,458
2,351,981
Food Products - 1.4%
Darling Ingredients, Inc.*
12,207 342,773
Freshpet , Inc.*
10,685 631,377
Hostess Brands, Inc.*
11,662 169,565
J&J Snack Foods Corp.
2,813 518,351
John B Sanfilippo & Son, Inc.
2,196 200,451
Sanderson Farms, Inc.
5,442 958,989
Simply Good Foods Co. (The)*
25,527 728,541
Tootsie Roll Industries, Inc.
10,113 345,258
3,895,305
Gas Utilities - 0.3%
Chesapeake Utilities Corp.
2,086 199,901
ONE Gas, Inc.
2,285 213,808
Southwest Gas Holdings, Inc.
3,462 263,008
Spire, Inc.
2,986 248,764
925,481

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Health Care Equipment & Supplies - 3.3%
Alphatec Holdings, Inc.*
35,006 $ 248,368
Antares Pharma, Inc.*
29,464 138,481
Apyx Medical Corp.*(a)
11,777 99,633
AtriCure , Inc.*
3,450 112,159
Atrion Corp.
207 155,560
BioLife Solutions, Inc.*
6,199 100,300
BioSig Technologies, Inc.*
13,847 81,974
Cardiovascular Systems, Inc.*
8,298 403,200
Cerus Corp.*(a)
18,386 77,589
Conformis , Inc.*(a)
57,970 86,955
CONMED Corp.
7,967 890,950
CryoLife , Inc.*
4,468 121,038
CryoPort , Inc.*
17,967 295,737
Cutera , Inc.*
4,240 151,834
GenMark Diagnostics, Inc.*(a)
18,280 87,927
Haemonetics Corp.*
4,495 516,475
Integer Holdings Corp.*
2,924 235,177
iRadimed Corp.*
3,907 91,346
Lantheus Holdings, Inc.*
12,210 250,427
Mesa Laboratories, Inc.(a)
553 137,918
Misonix , Inc.*
4,919 91,543
Nevro Corp.*
7,961 935,736
Novocure Ltd.*(a)
23,529 1,982,789
NuVasive , Inc.*
4,311 333,413
OrthoPediatrics Corp.*
2,648 124,429
Tandem Diabetes Care, Inc.*
13,744 819,280
Zynex , Inc.*(a)
24,840 195,491
8,765,729
Health Care Providers & Services - 1.7%
Addus HomeCare Corp.*
3,970 385,963
Amedisys , Inc.*
1,429 238,529
Catasys , Inc.*(a)
11,374 185,510
CorVel Corp.*
5,111 446,497
Ensign Group, Inc. (The)
8,023 364,003
Joint Corp. (The)*
11,027 177,976
LHC Group, Inc.*
6,967 959,774
Magellan Health, Inc.*
989 77,389
MedCath Corp.(3)*(b)
10,300 –
National HealthCare Corp.
1,781 153,932
National Research Corp.
5,727 377,638
Providence Service Corp. (The)*
1,978 117,058
R1 RCM, Inc.*
36,752 477,041
RadNet , Inc.*
9,846 199,874
Tenet Healthcare Corp.*
5,641 214,527
Triple-S Management Corp.,
Class B* 6,010 111,125
US Physical Therapy, Inc.
1,574 179,987
4,666,823
Health Care Technology - 1.2%
HealthStream , Inc.*
3,591 97,675
HMS Holdings Corp.*
10,507 311,007
Inovalon Holdings, Inc., Class
A*(a) 39,590 745,084
INVESTMENTS SHARES VALUE
Health Care Technology - 1.2% (continued)
Inspire Medical Systems, Inc.*
7,668 $ 569,042
NextGen Healthcare, Inc.*
5,801 93,222
Omnicell , Inc.*
6,422 524,806
OptimizeRx Corp.*
7,699 79,069
Simulations Plus, Inc.
3,579 104,042
Teladoc Health, Inc.*(a)
7,442 623,044
3,146,991
Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp.
7,499 224,520
Churchill Downs, Inc.
8,660 1,188,152
Denny's Corp.*(a)
18,386 365,514
Drive Shack, Inc.*
24,122 88,286
El Pollo Loco Holdings, Inc.*
8,082 122,361
Everi Holdings, Inc.*
16,792 225,517
Jack in the Box, Inc.
1,193 93,090
Lindblad Expeditions Holdings,
Inc.* 11,538 188,646
Marriott Vacations Worldwide
Corp. 7,481 963,254
Monarch Casino & Resort, Inc.*
3,285 159,487
Papa John's International, Inc.
3,476 219,509
RCI Hospitality Holdings, Inc.
6,192 126,936
Scientific Games Corp.*
10,679 285,984
SeaWorld Entertainment, Inc.*
6,540 207,383
Shake Shack, Inc., Class A*
5,469 325,788
Wingstop , Inc.
5,455 470,385
5,254,812
Household Durables - 2.7%
Beazer Homes USA, Inc.*
11,881 167,879
Helen of Troy Ltd.*
4,570 821,640
Installed Building Products, Inc.*
8,595 591,938
KB Home
21,479 736,085
La-Z-Boy, Inc.
5,858 184,410
LGI Homes, Inc.*
6,083 429,764
M/I Homes, Inc.*
10,318 406,013
MDC Holdings, Inc.
23,124 882,412
Meritage Homes Corp.*
16,819 1,027,809
Taylor Morrison Home Corp.*
29,663 648,433
TopBuild Corp.*
9,255 954,005
TRI Pointe Group, Inc.*
14,403 224,399
Universal Electronics, Inc.*
4,653 243,166
7,317,953
Household Products - 0.0%(c)
WD-40 Co. 395 76,685
Independent Power and Renewable Electricity Producers - 0.6%
Ormat Technologies, Inc.
8,793 655,254
TerraForm Power, Inc., Class A
58,485 900,084
1,555,338
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc. 3,662 126,192

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Insurance - 1.9%
Ambac Financial Group, Inc.*
8,636 $ 186,278
AMERISAFE, Inc.
3,113 205,551
Argo Group International
Holdings Ltd. 3,748 246,431
eHealth, Inc.*
8,210 788,817
FBL Financial Group, Inc., Class
A 4,873 287,166
Goosehead Insurance, Inc.,
Class A(a) 11,155 472,972
HCI Group, Inc.
1,716 78,335
Heritage Insurance Holdings, Inc.
8,281 109,723
James River Group Holdings Ltd.
2,246 92,558
Kinsale Capital Group, Inc.
6,001 610,062
MBIA, Inc.*
11,303 105,118
National General Holdings Corp.
5,168 114,213
National Western Life Group,
Inc., Class A 374 108,789
RLI Corp.
10,627 956,643
Safety Insurance Group, Inc.
1,566 144,902
Selective Insurance Group, Inc.
7,529 490,815
State Auto Financial Corp.
3,981 123,491
United Insurance Holdings Corp.
8,651 109,089
5,230,953
Interactive Media & Services - 0.3%
DHI Group, Inc.*
47,997 144,471
EverQuote , Inc., Class A*
11,479 394,303
Meet Group, Inc. (The)*(a)
19,175 96,067
Travelzoo *
4,070 43,549
678,390
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class
A* 15,659 227,055
Quotient Technology, Inc.*
10,253 101,095
Rubicon Project, Inc. (The)*
47,958 391,337
719,487
IT Services - 3.0%
Brightcove , Inc.*
14,222 123,589
Cardtronics plc, Class A*
5,884 262,721
CSG Systems International, Inc.
8,453 437,696
EVERTEC, Inc.
18,786 639,475
Evo Payments, Inc., Class A*
12,698 335,354
ExlService Holdings, Inc.*
2,232 155,035
Hackett Group, Inc. (The)
9,277 149,731
I3 Verticals, Inc., Class A*
3,692 104,299
KBR, Inc.
37,096 1,131,428
LiveRamp Holdings, Inc.*
2,050 98,544
ManTech International Corp.,
Class A 7,994 638,561
MAXIMUS, Inc.
8,816 655,822
NIC, Inc.
14,089 314,889
Paysign , Inc.*(a)
24,739 251,101
Perficient , Inc.*
10,198 469,822
INVESTMENTS SHARES VALUE
IT Services - 3.0% (continued)
Perspecta , Inc.
32,668 $ 863,742
Science Applications
International Corp. 11,091 965,139
TTEC Holdings, Inc.
12,078 478,530
Tucows , Inc., Class A*
1,663 102,740
8,178,218
Leisure Products - 0.1%
Acushnet Holdings Corp.
8,857 287,853
Clarus Corp.
7,761 105,239
393,092
Life Sciences Tools & Services - 1.9%
Fluidigm Corp.*
25,824 89,868
Luminex Corp.
3,944 91,343
Medpace Holdings, Inc.*
9,041 759,986
NanoString Technologies, Inc.*(a)
16,439 457,333
NeoGenomics , Inc.*
31,835 931,174
Quanterix Corp.*(a)
8,626 203,832
Repligen Corp.*
13,363 1,236,078
Syneos Health, Inc.*
22,144 1,317,014
5,086,628
Machinery - 3.2%
Alamo Group, Inc.
2,710 340,240
Albany International Corp., Class
A 8,177 620,798
Barnes Group, Inc.
1,979 122,619
Chart Industries, Inc.*
1,522 102,720
CIRCOR International, Inc.*
1,776 82,122
Columbus McKinnon Corp.
3,124 125,054
Commercial Vehicle Group, Inc.*
14,417 91,548
Douglas Dynamics, Inc.
2,759 151,745
Energy Recovery, Inc.*(a)
13,179 129,022
ESCO Technologies, Inc.
7,019 649,257
Evoqua Water Technologies
Corp.* 29,733 563,440
Federal Signal Corp.
17,304 558,054
Franklin Electric Co., Inc.
7,977 457,242
Harsco Corp.*
6,348 146,067
John Bean Technologies Corp.
3,865 435,431
Kadant , Inc.
1,365 143,789
Luxfer Holdings plc (United
Kingdom) 6,702 124,054
Meritor, Inc.*
13,621 356,734
Mueller Industries, Inc.
9,950 315,912
Omega Flex, Inc.
1,071 114,908
RBC Bearings, Inc.*
3,745 592,983
REV Group, Inc.
5,994 73,307
Rexnord Corp.*
10,219 333,344
Spartan Motors, Inc.
7,421 134,172
SPX Corp.*
9,549 485,853
SPX FLOW, Inc.*
4,887 238,828
Tennant Co.
2,072 161,450
TriMas Corp.*
7,895 247,982

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Machinery - 3.2% (continued)
Watts Water Technologies, Inc.,
Class A 7,221 $ 720,367
Welbilt , Inc.*
5,632 87,916
8,706,958
Marine - 0.2%
Costamare , Inc. (Monaco)
22,617 215,540
Genco Shipping & Trading Ltd.(a)
13,539 143,784
Matson, Inc.
6,365 259,692
619,016
Media - 0.8%
Cardlytics, Inc.*(a)
9,206 578,689
EW Scripps Co. (The), Class A
10,688 167,908
Fluent, Inc.*
53,942 134,855
Gray Television, Inc.*
6,816 146,135
Marchex , Inc., Class B*
16,729 63,236
National CineMedia , Inc.
14,669 106,937
TechTarget , Inc.*
6,156 160,672
TEGNA, Inc.
54,294 906,167
2,264,599
Metals & Mining - 0.9%
Carpenter Technology Corp.
7,163 356,574
Coeur Mining, Inc.*
27,118 219,114
Commercial Metals Co.
10,904 242,832
Compass Minerals International,
Inc. 4,755 289,865
Haynes International, Inc.
2,174 77,786
Materion Corp.
5,109 303,730
Novagold Resources, Inc.
(Canada)* 90,895 814,419
Warrior Met Coal, Inc.
4,780 101,001
2,405,321
Multi-Utilities - 0.6%
Black Hills Corp.
11,169 877,213
NorthWestern Corp.
7,970 571,210
Unitil Corp.
4,831 298,653
1,747,076
Oil, Gas & Consumable Fuels - 1.6%
Clean Energy Fuels Corp.*
53,673 125,595
CVR Energy, Inc.
23,405 946,264
DHT Holdings, Inc.
49,677 411,326
Dorian LPG Ltd.*
16,009 247,819
Energy Fuels, Inc.*(a)
48,902 93,403
International Seaways, Inc.*
2,625 78,120
Nordic American Tankers Ltd.
35,183 173,100
Par Pacific Holdings, Inc.*
5,536 128,657
REX American Resources Corp.*
1,920 157,363
Scorpio Tankers, Inc. (Monaco)
19,615 771,654
Teekay Tankers Ltd., Class A*
12,732 305,186
INVESTMENTS SHARES VALUE
Oil, Gas & Consumable Fuels - 1.6% (continued)
World Fuel Services Corp.
21,653 $ 940,173
4,378,660
Paper & Forest Products - 0.3%
Boise Cascade Co.
5,290 193,244
Louisiana-Pacific Corp.
11,819 350,670
PH Glatfelter Co.
4,395 80,428
Schweitzer-Mauduit International,
Inc. 4,975 208,900
833,242
Personal Products - 0.4%
elf Beauty, Inc.*
10,335 166,704
Inter Parfums , Inc.
6,785 493,337
Lifevantage Corp.*(a)
14,417 225,049
Revlon, Inc., Class A*(a)
4,854 103,973
989,063
Pharmaceuticals - 2.5%
Amphastar Pharmaceuticals,
Inc.* 9,193 177,333
ANI Pharmaceuticals, Inc.*
3,317 204,559
Axsome Therapeutics, Inc.*(a)
22,607 2,336,660
BioDelivery Sciences
International, Inc.* 57,243 361,776
Cara Therapeutics, Inc.*(a)
12,273 197,718
Chiasma, Inc.*(a)
34,939 173,297
Corcept Therapeutics, Inc.*
8,714 105,439
CorMedix, Inc.*(a)
10,987 79,985
Lannett Co., Inc.*
22,700 200,214
MyoKardia , Inc.*
1,038 75,655
Odonate Therapeutics, Inc.*
8,093 262,618
Omeros Corp.*(a)
5,658 79,721
Pacira BioSciences , Inc.*
2,180 98,754
Reata Pharmaceuticals, Inc.,
Class A* 7,894 1,613,770
Recro Pharma, Inc.*
17,538 321,472
Tricida , Inc.*
10,181 384,231
Zynerba Pharmaceuticals,
Inc.*(a) 20,926 126,393
6,799,595
Professional Services - 1.9%
Barrett Business Services, Inc.
1,303 117,869
CBIZ, Inc.*
11,492 309,824
CRA International, Inc.
2,110 114,932
Exponent, Inc.
12,803 883,535
Franklin Covey Co.*
3,607 116,254
FTI Consulting, Inc.*
9,501 1,051,381
Heidrick & Struggles
International, Inc. 3,534 114,855
Huron Consulting Group, Inc.*
6,817 468,464
ICF International, Inc.
4,061 372,069
Kelly Services, Inc., Class A
4,082 92,172
Kforce , Inc.
7,379 292,946
Mistras Group, Inc.*
8,171 116,600

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Professional Services - 1.9% (continued)
TriNet Group, Inc.*
14,510 $ 821,411
Willdan Group, Inc.*
3,674 116,760
4,989,072
Real Estate Management & Development - 0.5%
Kennedy-Wilson Holdings, Inc.
30,331 676,381
Marcus & Millichap, Inc.*
5,824 216,944
Newmark Group, Inc., Class A
8,808 118,512
Redfin Corp.*
9,468 200,153
1,211,990
Road & Rail - 0.6%
ArcBest Corp.
3,759 103,749
Avis Budget Group, Inc.*
2,679 86,371
Heartland Express, Inc.
9,171 193,050
Hertz Global Holdings, Inc.*
9,899 155,909
Marten Transport Ltd.
6,117 131,454
Saia, Inc.*
5,315 494,933
Universal Logistics Holdings, Inc.
8,019 152,040
Werner Enterprises, Inc.
7,077 257,532
1,575,038
Semiconductors & Semiconductor Equipment - 5.7%
Adesto Technologies Corp.*(a)
24,438 207,723
Advanced Energy Industries,
Inc.* 6,811 484,943
Alpha & Omega Semiconductor
Ltd.* 12,820 174,608
Ambarella , Inc.*
10,556 639,271
Amkor Technology, Inc.*
59,439 772,707
Brooks Automation, Inc.
14,601 612,658
Cabot Microelectronics Corp.
6,854 989,169
Cirrus Logic, Inc.*
16,186 1,333,888
Diodes, Inc.*
14,115 795,663
Enphase Energy, Inc.*(a)
35,078 916,588
FormFactor , Inc.*
24,621 639,407
Ichor Holdings Ltd.*
5,523 183,750
Impinj , Inc.*(a)
10,810 279,547
Inphi Corp.*
14,580 1,079,212
Lattice Semiconductor Corp.*
45,209 865,300
MACOM Technology Solutions
Holdings, Inc.* 18,192 483,907
MaxLinear , Inc.*(a)
14,395 305,462
NeoPhotonics Corp.*
12,452 109,827
NVE Corp.
1,674 119,524
PDF Solutions, Inc.*
17,437 294,511
Photronics , Inc.*
22,755 358,619
Power Integrations, Inc.
6,604 653,202
Rambus, Inc.*
10,581 145,753
Semtech Corp.*
2,734 144,629
Silicon Laboratories, Inc.*
7,923 918,910
SunPower Corp.*(a)
45,413 354,221
Synaptics , Inc.*
7,939 522,148
Ultra Clean Holdings, Inc.*
12,554 294,642
Veeco Instruments, Inc.*
17,613 258,647
INVESTMENTS SHARES VALUE
Semiconductors & Semiconductor Equipment - 5.7% (continued)
Xperi Corp.
20,020 $ 370,370
15,308,806
Software - 5.3%
8x8, Inc.*
5,339 97,704
ACI Worldwide, Inc.*
23,408 886,812
Agilysys , Inc.*
10,820 274,936
Appfolio , Inc., Class A*
8,646 950,628
Appian Corp.*(a)
15,536 593,631
Blackbaud , Inc.
3,226 256,790
Blackline, Inc.*
11,595 597,838
Cornerstone OnDemand , Inc.*
4,906 287,246
Digimarc Corp.*(a)
4,634 155,517
Digital Turbine, Inc.*
55,471 395,508
eGain Corp.*
14,197 112,440
Envestnet , Inc.*
3,284 228,665
Everbridge , Inc.*
9,028 704,906
Five9, Inc.*
14,471 949,008
ForeScout Technologies, Inc.*
4,722 154,882
Intelligent Systems Corp.*(a)
7,074 282,536
j2 Global, Inc.
7,959 745,838
LivePerson , Inc.*(a)
19,782 731,934
MobileIron , Inc.*
44,130 214,472
Model N, Inc.*
12,433 436,025
OneSpan , Inc.*
6,082 104,124
Progress Software Corp.
4,540 188,637
PROS Holdings, Inc.*
12,602 755,112
Q2 Holdings, Inc.*
12,032 975,555
QAD, Inc., Class A
2,183 111,180
Rapid7, Inc.*
14,611 818,508
SecureWorks Corp., Class A*
5,527 92,080
SharpSpring , Inc.*(a)
10,368 118,921
SPS Commerce, Inc.*
11,174 619,263
Synchronoss Technologies,
Inc.*(a) 18,043 85,704
Telenav , Inc.*
20,491 99,586
Upland Software, Inc.*(a)
8,603 307,213
Varonis Systems, Inc.*
1,154 89,677
Verint Systems, Inc.*
3,691 204,334
Workiva , Inc.*(a)
10,656 448,085
Zix Corp.*
26,475 179,500
14,254,795
Specialty Retail - 2.8%
Aaron's, Inc.
13,787 787,376
America's Car-Mart, Inc.*(a)
3,300 361,878
Asbury Automotive Group, Inc.*
4,622 516,693
Boot Barn Holdings, Inc.*
9,631 428,868
Buckle, Inc. (The)
4,951 133,875
Container Store Group, Inc.
(The)* 21,068 88,907
Group 1 Automotive, Inc.
5,021 502,100
Haverty Furniture Cos., Inc.
5,451 109,892
Hibbett Sports, Inc.*
6,463 181,223
Lithia Motors, Inc., Class A
6,234 916,398

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Specialty Retail - 2.8% (continued)
MarineMax , Inc.*
5,557 $ 92,746
Monro , Inc.
2,894 226,311
Murphy USA, Inc.*
4,485 524,745
Rent-A-Center, Inc.
21,354 615,849
RH*
4,635 989,573
Sleep Number Corp.*
7,906 389,291
Sonic Automotive, Inc., Class A
12,752 395,312
Zumiez , Inc.*
6,009 207,551
7,468,588
Technology Hardware, Storage & Peripherals - 0.4%
AstroNova , Inc.
2,684 36,824
Avid Technology, Inc.*
27,132 232,793
Diebold Nixdorf, Inc.*
37,164 392,452
Immersion Corp.*
12,745 94,695
Stratasys Ltd.*(a)
9,443 190,985
947,749
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc.*
13,850 580,177
Deckers Outdoor Corp.*
6,163 1,040,684
Rocky Brands, Inc.
6,329 186,262
Steven Madden Ltd.
11,770 506,228
Unifi, Inc.*
3,572 90,229
2,403,580
Thrifts & Mortgage Finance - 2.6%
Capitol Federal Financial, Inc.
27,781 381,433
Essent Group Ltd.
23,830 1,238,922
Federal Agricultural Mortgage
Corp., Class C 1,861 155,394
First Defiance Financial Corp.
6,000 188,940
Flagstar Bancorp, Inc.
5,697 217,910
Meridian Bancorp, Inc.
9,061 182,036
Meta Financial Group, Inc.
7,647 279,192
NMI Holdings, Inc., Class A*
22,902 759,888
Northfield Bancorp, Inc.
9,328 158,203
Northwest Bancshares, Inc.
6,034 100,345
PennyMac Financial Services,
Inc. 22,437 763,755
Radian Group, Inc.
54,346 1,367,345
Walker & Dunlop, Inc.
4,088 264,412
Washington Federal, Inc.
11,163 409,124
Waterstone Financial, Inc.
21,385 406,957
6,873,856
Tobacco - 0.1%
Turning Point Brands, Inc. 9,284 265,522
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies,
Inc. 2,135 142,383
BMC Stock Holdings, Inc.*
18,700 536,503
DXP Enterprises, Inc.*
4,397 175,045
Foundation Building Materials,
Inc.* 17,621 340,966
INVESTMENTS SHARES VALUE
Trading Companies & Distributors - 1.5% (continued)
GATX Corp.
4,509 $ 373,571
GMS, Inc.*
12,755 345,405
H&E Equipment Services, Inc.
4,856 162,336
Herc Holdings, Inc.*
5,435 265,989
Kaman Corp.
1,976 130,258
Lawson Products, Inc.*
4,656 242,578
NOW, Inc.*
14,132 158,844
Rush Enterprises, Inc., Class A
3,415 158,797
SiteOne Landscape Supply, Inc.*
4,181 379,008
Systemax, Inc.
4,200 105,672
Triton International Ltd.
10,151 408,070
3,925,425
Water Utilities - 0.6%
American States Water Co.
8,859 767,544
AquaVenture Holdings Ltd.*
1,131 30,673
California Water Service
Group(a) 7,545 389,020
Middlesex Water Co.
4,048 257,331
SJW Group
3,911 277,916
1,722,484
Wireless Telecommunication Services - 0.0%(c)
Gogo , Inc.*(a) 20,007 128,045
TOTAL COMMON STOCKS
(Cost $204,924,251) 256,293,051
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash
Investment Fund, 1.61%(d)
(Cost $12,574,242) 12,574,255 12,574,255
SECURITIES LENDING COLLATERAL - 5.3%
Investment Companies - 5.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(d)(e) 1,959,291 1,959,291
Limited Purpose Cash
Investment Fund 1.61%(d)(e) 12,184,530 12,184,530
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,143,821) 14,143,821
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 105.2%
(Cost $231,642,314) 283,011,127
LIABILITIES IN EXCESS OF OTHER
ASSETS - (5.2)%(f) (13,978,885)
NET ASSETS - 100.0% $ 269,032,242

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,703,698 1.7%
Consumer Discretionary 28,918,865 10.7
Consumer Staples 9,213,262 3.4
Energy 5,345,426 2.0
Financials 26,910,100 10.0
Health Care 50,154,459 18.6
Industrials 47,251,746 17.5
Information Technology 47,784,495 17.8
Materials 6,142,321 2.3
Real Estate 21,639,610 8.1
Utilities 8,229,069 3.1
Short-Term Investments 12,574,255 4.7
Securities Lending Collateral 14,143,821 5.3
Total Investments In Securities
At Value 283,011,127 105.2
Liabilities in Excess of Other
Assets(f) (13,978,885) (5.2)
Net Assets
$ 269,032,242 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $13,977,550.
(b) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2019 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $268,856 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 129 3/2020 USD $ 10,775,370 $ (25,462)
$ (25,462)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.1%
Australia - 7.5%
AGL Energy Ltd. 17,459 $ 251,298
Alumina Ltd. 98,075 158,411
Aristocrat Leisure Ltd. 16,084 380,051
ASX Ltd. 10,855 597,678
Aurizon Holdings Ltd. 118,500 434,886
AusNet Services 141,964 169,290
Australia & New Zealand Banking
Group Ltd. 11,903 205,279
BHP Group plc 137,290 3,217,243
Brambles Ltd. 64,461 530,560
CIMIC Group Ltd. 8,747 203,364
Coca-Cola Amatil Ltd. 36,317 282,025
Cochlear Ltd. 2,874 452,960
Coles Group Ltd. 46,040 479,265
Commonwealth Bank of Australia 55,375 3,106,418
Computershare Ltd. 15,611 184,052
Crown Resorts Ltd. 23,014 194,036
CSL Ltd. 22,793 4,419,155
Dexus, REIT 81,339 669,565
Flight Centre Travel Group Ltd. 6,498 200,984
Fortescue Metals Group Ltd. 186,915 1,409,032
Goodman Group, REIT 176,733 1,660,794
GPT Group (The), REIT 107,502 423,455
Insurance Australia Group Ltd. 85,634 460,122
Macquarie Group Ltd. 12,161 1,177,723
Magellan Financial Group Ltd. 7,182 287,746
Medibank Pvt Ltd. 92,539 205,087
Mirvac Group, REIT 276,150 618,106
National Australia Bank Ltd. 84,907 1,469,239
Newcrest Mining Ltd. 50,541 1,067,374
Orica Ltd. 17,801 274,500
QBE Insurance Group Ltd. 57,498 519,579
Ramsay Health Care Ltd. 6,612 336,404
REA Group Ltd. 6,482 470,897
Rio Tinto plc 20,500 1,213,497
Santos Ltd. 128,134 737,150
SEEK Ltd. 9,990 158,119
Sonic Healthcare Ltd. 20,566 414,671
Suncorp Group Ltd. 19,638 178,388
Telstra Corp. Ltd. 552,862 1,373,304
Treasury Wine Estates Ltd. 14,996 170,816
Vicinity Centres, REIT 114,493 200,255
Wesfarmers Ltd. 54,261 1,576,919
Westpac Banking Corp. 33,726 575,930
Woolworths Group Ltd. 42,524 1,078,556
34,194,183
—
Austria - 0.2%
ANDRITZ AG 6,457 277,588
Verbund AG 9,306 467,159
744,747
—
Belgium - 1.3%
Ageas 18,084 1,069,354
Anheuser-Busch InBev SA/NV 41,116 3,367,418
Colruyt SA 7,933 413,720
Groupe Bruxelles Lambert SA 2,194 231,513
Proximus SADP 7,418 212,553
INVESTMENTS SHARES VALUE
Belgium - 1.3% (continued)
UCB SA 8,466 $ 673,678
5,968,236
—
Canada - 9.8%
Agnico Eagle Mines Ltd.(1) 21,691 1,335,987
Air Canada(1)* 16,374 611,684
Alimentation Couche-Tard, Inc., Class
B(1) 54,510 1,729,897
Atco Ltd., Class I(1) 5,940 227,665
Barrick Gold Corp.(1) 77,182 1,433,622
BCE, Inc.(1) 43,959 2,036,559
Brookfield Asset Management, Inc.,
Class A(1) 57,148 3,302,001
CAE, Inc.(1) 27,978 740,737
Cameco Corp.(1) 15,813 140,528
Canadian National Railway Co.(1) 13,408 1,212,920
Canadian Pacific Railway Ltd.(1) 3,546 903,956
Canadian Utilities Ltd., Class A(1) 13,369 403,268
CCL Industries, Inc., Class B(1) 4,081 173,856
CGI, Inc.(1)* 16,874 1,412,112
Constellation Software, Inc.(1) 1,503 1,459,723
Cronos Group, Inc.(1)*(a) 32,818 251,970
Dollarama, Inc.(1) 9,059 311,350
Emera, Inc.(1) 28,303 1,215,990
Empire Co. Ltd., Class A(1) 36,234 849,939
Enbridge, Inc.(1) 77,214 3,070,008
Fortis, Inc.(1) 32,141 1,333,608
Franco-Nevada Corp.(1) 14,507 1,498,012
Gildan Activewear, Inc.(1) 15,560 460,012
H&R, REIT(1) 21,589 350,797
Hydro One Ltd.(1)(b) 30,089 581,134
iA Financial Corp., Inc.(1) 2,580 141,721
Intact Financial Corp.(1) 10,787 1,166,463
International Petroleum Corp.* 14,226 63,482
Kinross Gold Corp.(1)* 48,260 228,934
Loblaw Cos. Ltd.(1) 17,323 893,798
Manulife Financial Corp.(1) 16,330 331,492
Metro, Inc.(1) 24,001 990,500
Onex Corp.(1) 2,666 168,700
Open Text Corp.(1) 15,652 689,698
Pembina Pipeline Corp.(1) 17,597 652,223
Restaurant Brands International, Inc.
(1) 25,390 1,618,562
RioCan, REIT(1) 20,772 428,061
Royal Bank of Canada(1) 6,771 535,767
Shaw Communications, Inc., Class
B(1) 7,303 148,191
Shopify, Inc., Class A(1)* 7,025 2,793,121
SmartCentres, REIT(1) 15,725 377,943
Sun Life Financial, Inc.(1) 11,060 504,303
TC Energy Corp.(1) 40,299 2,146,301
Thomson Reuters Corp.(1) 36,419 2,605,183
Wheaton Precious Metals Corp.(1) 21,922 652,317
WSP Global, Inc.(1) 10,798 737,329
44,921,424
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
China - 0.0%(c)
Yangzijiang Shipbuilding Holdings Ltd. 196,200 $ 163,546
Denmark - 3.0%
Carlsberg A/S, Class B 5,906 881,388
Chr Hansen Holding A/S 6,913 549,549
Coloplast A/S, Class B 9,455 1,172,997
Demant A/S* 5,727 180,365
DSV Panalpina A/S 12,628 1,455,707
Genmab A/S* 3,474 772,630
Novo Nordisk A/S, Class B 71,375 4,136,099
Novozymes A/S, Class B 3,754 183,747
Orsted A/S(b) 22,353 2,312,480
Tryg A/S 28,517 845,740
Vestas Wind Systems A/S 13,585 1,372,173
13,862,875
—
Finland - 1.1%
Elisa OYJ 11,401 629,952
Fortum OYJ 27,798 686,150
Kone OYJ, Class B 27,236 1,780,904
Neste OYJ 31,198 1,085,722
Nokia OYJ 44,212 163,534
Orion OYJ, Class B 6,178 286,113
UPM-Kymmene OYJ 12,456 432,155
5,064,530
—
France - 11.1%
Accor SA 3,636 170,669
Aeroports de Paris 1,043 206,507
Air Liquide SA(a) 8,323 1,179,959
Airbus SE 33,677 4,942,614
AXA SA 23,258 657,184
Bouygues SA 5,122 218,335
Capgemini SE 2,544 311,144
Cie Generale des Etablissements
Michelin SCA 4,645 571,610
CNP Assurances 10,550 210,210
Credit Agricole SA 24,445 355,708
Danone SA 2,756 228,875
Dassault Systemes SE 13,270 2,188,560
Edenred 14,443 748,501
Electricite de France SA 62,504 697,437
EssilorLuxottica SA 12,027 1,838,706
Hermes International 2,446 1,832,320
Ingenico Group SA 2,302 250,408
Ipsen SA 4,868 432,117
Kering SA 2,583 1,701,978
Legrand SA 2,988 244,012
L'Oreal SA 14,777 4,369,669
LVMH Moet Hennessy Louis Vuitton
SE 18,952 8,830,759
Orange SA 52,517 771,801
Pernod Ricard SA 4,863 870,174
Peugeot SA 17,342 417,546
Safran SA 17,156 2,649,905
Sanofi(a) 39,457 3,962,566
Schneider Electric SE 13,551 1,392,226
SCOR SE 9,686 407,740
SEB SA 1,036 154,082
Sodexo SA 3,300 391,415
INVESTMENTS SHARES VALUE
France - 11.1% (continued)
Teleperformance 1,125 $ 274,858
Thales SA 10,010 1,041,589
TOTAL SA 35,060 1,945,497
Ubisoft Entertainment SA* 4,740 328,402
Valeo SA 3,554 125,965
Veolia Environnement SA 28,559 759,908
Vinci SA 20,644 2,299,197
Vivendi SA 30,525 883,929
50,864,082
—
Germany - 7.3%
adidas AG 10,606 3,452,444
Allianz SE (Registered) 22,304 5,465,101
Aroundtown SA 24,236 217,682
Beiersdorf AG 3,017 360,271
Carl Zeiss Meditec AG 6,142 780,830
Delivery Hero SE*(b) 7,826 620,283
Deutsche Boerse AG 9,893 1,551,347
Deutsche Post AG (Registered) 8,856 336,742
Deutsche Telekom AG (Registered) 88,753 1,450,418
Deutsche Wohnen SE 5,303 215,709
E.ON SE 28,628 305,944
Fraport AG Frankfurt Airport Services
Worldwide 3,366 285,723
Hannover Rueck SE 7,005 1,350,667
HOCHTIEF AG 1,575 200,523
Merck KGaA 7,752 913,912
METRO AG 13,707 220,562
MTU Aero Engines AG 4,854 1,383,029
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 9,765 2,881,583
Puma SE 12,678 972,175
RWE AG 38,686 1,185,416
SAP SE 31,475 4,236,481
Symrise AG 8,607 904,672
Volkswagen AG 6,007 1,163,466
Vonovia SE 41,762 2,243,010
Zalando SE*(b) 9,160 461,940
33,159,930
—
Hong Kong - 3.3%
AIA Group Ltd. 533,000 5,606,075
ASM Pacific Technology Ltd. 17,700 245,683
CK Asset Holdings Ltd. 25,000 180,406
CLP Holdings Ltd. 27,500 288,679
Hang Lung Properties Ltd. 113,000 248,119
Hang Seng Bank Ltd. 11,100 229,437
Henderson Land Development Co.
Ltd. 84,700 415,628
Hong Kong & China Gas Co. Ltd. 457,495 893,886
Hong Kong Exchanges & Clearing
Ltd. 28,900 938,895
Hysan Development Co. Ltd. 54,000 211,748
Link, REIT 104,000 1,101,774
MTR Corp. Ltd. 61,500 363,435
New World Development Co. Ltd. 248,000 339,944
NWS Holdings Ltd. 152,000 213,038
PCCW Ltd. 302,000 178,692

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Hong Kong - 3.3% (continued)
Power Assets Holdings Ltd. 27,500 $ 201,180
Sino Land Co. Ltd. 162,000 235,144
Sun Hung Kai Properties Ltd. 49,500 758,087
Swire Pacific Ltd., Class A 36,000 334,429
Swire Properties Ltd. 80,800 267,678
Techtronic Industries Co. Ltd. 100,500 820,250
Vitasoy International Holdings Ltd. 42,000 152,360
WH Group Ltd.(b) 624,500 645,717
Wharf Real Estate Investment Co.
Ltd. 32,000 195,250
Wheelock & Co. Ltd. 25,000 166,657
15,232,191
—
Italy - 2.8%
Assicurazioni Generali SpA 46,708 964,277
Atlantia SpA 26,637 621,679
Davide Campari-Milano SpA 53,844 491,988
Enel SpA 461,535 3,666,355
Ferrari NV 15,047 2,498,338
Intesa Sanpaolo SpA 163,078 429,578
Leonardo SpA 39,455 462,702
Mediobanca Banca di Credito
Finanziario SpA 40,527 446,224
Moncler SpA 14,620 658,009
Poste Italiane SpA(b) 62,715 712,623
Recordati SpA 9,093 383,313
Snam SpA 85,811 451,177
Terna Rete Elettrica Nazionale SpA 154,257 1,031,658
12,817,921
—
Japan - 18.9%
Advantest Corp. 24,500 1,381,754
Aeon Mall Co. Ltd. 10,300 182,697
Alfresa Holdings Corp. 10,300 209,245
Amada Holdings Co. Ltd. 19,900 226,338
ANA Holdings, Inc.(a) 16,100 537,475
Asahi Group Holdings Ltd. 2,900 132,299
Asahi Intecc Co. Ltd. 26,200 767,169
Bandai Namco Holdings, Inc. 18,000 1,094,980
Benesse Holdings, Inc. 7,700 202,393
Central Japan Railway Co. 2,100 422,244
Chugai Pharmaceutical Co. Ltd. 22,000 2,026,096
Chugoku Electric Power Co., Inc.
(The)(a) 21,400 281,305
Daifuku Co. Ltd. 7,500 453,262
Daiichi Sankyo Co. Ltd. 34,800 2,298,341
Daikin Industries Ltd. 4,800 677,231
Daiwa House REIT Investment Corp.,
REIT 75 196,113
Disco Corp. 2,600 610,545
East Japan Railway Co. 2,500 225,655
FamilyMart Co. Ltd. 7,900 189,203
Fast Retailing Co. Ltd. 3,800 2,257,482
FUJIFILM Holdings Corp. 13,900 663,807
Fujitsu Ltd. 9,800 921,747
GMO Payment Gateway, Inc. 6,000 410,888
Hakuhodo DY Holdings, Inc. 12,900 207,574
Hamamatsu Photonics KK 9,300 381,118
Hikari Tsushin, Inc. 4,100 1,030,322
INVESTMENTS SHARES VALUE
Japan - 18.9% (continued)
Hirose Electric Co. Ltd. 1,100 $ 140,615
Hitachi Chemical Co. Ltd. 21,900 917,518
Hitachi High-Technologies Corp. 9,900 701,113
Hitachi Ltd. 33,500 1,413,558
Hoya Corp. 23,200 2,214,719
Hulic Co. Ltd. 19,900 239,600
ITOCHU Corp. 39,900 924,750
Itochu Techno-Solutions Corp. 14,300 402,719
Japan Airlines Co. Ltd. 4,500 140,111
Japan Airport Terminal Co. Ltd. 4,900 271,877
Japan Prime Realty Investment Corp.,
REIT 123 540,816
Japan Real Estate Investment Corp.,
REIT 154 1,022,020
Japan Retail Fund Investment Corp.,
REIT 198 426,077
Kakaku.com, Inc. 18,700 477,469
Kamigumi Co. Ltd. 9,000 197,837
Kansai Paint Co. Ltd. 8,200 200,319
Kao Corp. 4,500 371,138
KDDI Corp. 42,700 1,274,013
Keihan Holdings Co. Ltd. 10,300 500,133
Keio Corp. 7,200 435,667
Keisei Electric Railway Co. Ltd. 12,000 464,992
Keyence Corp. 8,360 2,935,519
Kikkoman Corp. 5,300 259,460
Kintetsu Group Holdings Co. Ltd. 6,100 330,863
Kobayashi Pharmaceutical Co. Ltd. 2,900 245,634
Konami Holdings Corp. 4,800 197,244
Kurita Water Industries Ltd. 6,600 195,855
Kyocera Corp. 15,500 1,056,413
Kyowa Kirin Co. Ltd. 7,700 181,415
Kyushu Railway Co. 6,500 217,604
Lion Corp. 9,500 184,667
M3, Inc. 20,600 621,206
Marui Group Co. Ltd. 11,000 268,208
McDonald's Holdings Co. Japan Ltd. 11,000 529,967
Medipal Holdings Corp. 8,800 194,219
MEIJI Holdings Co. Ltd. 2,300 155,434
Mitsubishi Estate Co. Ltd. 25,600 489,853
Mitsubishi Heavy Industries Ltd. 13,400 519,610
Mitsui & Co. Ltd. 8,600 152,870
Mitsui Fudosan Co. Ltd. 7,700 188,187
MonotaRO Co. Ltd. 5,500 146,415
Murata Manufacturing Co. Ltd. 2,700 166,181
Nabtesco Corp. 6,900 203,322
Nintendo Co. Ltd. 1,200 479,952
Nippon Building Fund, Inc., REIT 184 1,348,766
Nippon Express Co. Ltd. 3,900 228,614
Nippon Paint Holdings Co. Ltd. 14,100 725,892
Nippon Prologis REIT, Inc., REIT 142 361,661
Nippon Telegraph & Telephone Corp. 137,000 3,462,496
Nissan Chemical Corp. 10,400 435,529
Nisshin Seifun Group, Inc. 17,500 305,331
Nissin Foods Holdings Co. Ltd. 3,400 252,527
Nitori Holdings Co. Ltd. 1,100 173,636
Nomura Real Estate Holdings, Inc. 8,600 206,274
Nomura Real Estate Master Fund,
Inc., REIT 277 473,817
Nomura Research Institute Ltd. 31,000 662,967

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 18.9% (continued)
NTT DOCOMO, Inc. 28,400 $ 791,114
Obic Co. Ltd. 8,700 1,171,897
Odakyu Electric Railway Co. Ltd. 9,000 209,961
Olympus Corp. 73,500 1,132,834
Omron Corp. 11,700 681,972
Oracle Corp. Japan 4,100 372,111
Oriental Land Co. Ltd. 16,100 2,196,706
Pan Pacific International Holdings
Corp. 42,800 710,107
Park24 Co. Ltd. 8,600 210,580
PeptiDream, Inc.* 7,900 403,716
Rakuten, Inc. 71,900 614,255
Recruit Holdings Co. Ltd. 31,100 1,164,861
Renesas Electronics Corp.* 30,700 209,741
Sankyo Co. Ltd. 7,700 255,738
Santen Pharmaceutical Co. Ltd. 12,000 228,518
Secom Co. Ltd. 7,000 624,699
Sega Sammy Holdings, Inc. 13,200 191,131
Sekisui Chemical Co. Ltd. 14,500 251,574
Sekisui House Ltd. 25,100 536,007
SG Holdings Co. Ltd. 18,400 414,474
Shimadzu Corp. 7,900 247,058
Shimano, Inc. 1,700 275,793
Shin-Etsu Chemical Co. Ltd. 18,900 2,078,492
Shionogi & Co. Ltd. 3,300 204,143
Shiseido Co. Ltd. 10,000 710,100
SMC Corp. 2,700 1,234,752
SoftBank Group Corp. 10,600 460,221
Sony Financial Holdings, Inc. 12,900 309,663
Stanley Electric Co. Ltd. 5,600 161,735
Subaru Corp. 5,000 123,849
Sumitomo Realty & Development Co.
Ltd. 11,600 404,718
Suzuken Co. Ltd. 8,000 326,063
Taiyo Nippon Sanso Corp. 24,400 540,068
TDK Corp. 1,300 146,093
Terumo Corp. 27,000 957,807
Tobu Railway Co. Ltd. 7,400 267,887
Toho Co. Ltd. 9,400 391,718
Toho Gas Co. Ltd. 13,100 534,902
Tokio Marine Holdings, Inc. 17,400 974,206
Tokyo Electron Ltd. 9,500 2,074,136
Tokyu Corp. 11,600 214,515
Toyo Seikan Group Holdings Ltd. 9,200 158,371
Toyoda Gosei Co. Ltd. 7,500 187,270
Toyota Motor Corp. 121,200 8,539,934
Trend Micro, Inc. 3,100 158,626
Unicharm Corp. 9,700 327,542
United Urban Investment Corp., REIT 235 441,344
USS Co. Ltd. 10,400 196,594
West Japan Railway Co. 6,900 596,806
Yamaha Corp. 7,600 421,371
Yokogawa Electric Corp. 8,500 149,269
86,008,994
—
INVESTMENTS SHARES VALUE
Macau - 0.1%
SJM Holdings Ltd. 299,000 $ 340,460
Netherlands - 3.8%
Adyen NV*(b) 464 381,685
Akzo Nobel NV 8,619 880,206
ASML Holding NV 24,668 7,303,123
EXOR NV 7,834 607,381
Heineken NV 5,996 639,941
Koninklijke Ahold Delhaize NV 35,139 881,019
Koninklijke DSM NV 13,346 1,744,931
Koninklijke KPN NV 126,633 374,755
Koninklijke Philips NV 36,087 1,764,067
NN Group NV 3,463 131,673
Royal Dutch Shell plc, Class A 11,324 335,352
Wolters Kluwer NV 29,135 2,127,307
17,171,440
—
Norway - 0.4%
Gjensidige Forsikring ASA 12,009 252,080
Mowi ASA 25,073 651,921
Orkla ASA 13,740 139,335
Schibsted ASA, Class B 11,928 340,868
Telenor ASA 16,535 296,401
Yara International ASA 4,702 195,903
1,876,508
—
Portugal - 0.0%(c)
Jeronimo Martins SGPS SA 9,819 161,810
Russia - 0.0%(c)
Evraz plc 35,532 190,267
Singapore - 0.9%
Ascendas, REIT 181,000 399,894
CapitaLand Commercial Trust, REIT 269,200 398,686
CapitaLand Ltd. 83,200 232,171
CapitaLand Mall Trust, REIT 205,200 375,632
ComfortDelGro Corp. Ltd. 125,500 222,061
DBS Group Holdings Ltd. 20,400 393,337
Jardine Cycle & Carriage Ltd. 6,800 152,067
Oversea-Chinese Banking Corp. Ltd. 37,600 307,589
Singapore Airlines Ltd. 25,600 172,116
Singapore Technologies Engineering
Ltd. 74,000 216,719
Singapore Telecommunications Ltd. 52,300 131,122
United Overseas Bank Ltd. 20,500 403,167
UOL Group Ltd. 27,100 167,722
Venture Corp. Ltd. 16,500 199,052
Wilmar International Ltd. 75,800 232,228
4,003,563
—
South Africa - 0.2%
Anglo American plc 37,703 1,083,130
Spain - 2.2%
Aena SME SA(b) 2,052 393,405
Amadeus IT Group SA 5,525 452,480
Cellnex Telecom SA(b) 22,973 990,955
Endesa SA 47,254 1,261,905
Ferrovial SA 43,348 1,313,321
Iberdrola SA 368,797 3,800,663

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Spain - 2.2% (continued)
Naturgy Energy Group SA 46,251 $ 1,164,648
Red Electrica Corp. SA 31,997 644,732
10,022,109
—
Sweden - 3.0%
Alfa Laval AB 15,089 380,005
Assa Abloy AB, Class B 48,365 1,130,554
Atlas Copco AB, Class A 57,726 2,304,173
Electrolux AB, Series B 7,530 185,113
Epiroc AB, Class A 16,602 203,030
Essity AB, Class B 28,565 919,971
Hennes & Mauritz AB, Class B 75,939 1,548,969
Hexagon AB, Class B 4,882 273,642
Husqvarna AB, Class B 26,290 210,680
ICA Gruppen AB 10,660 497,950
Industrivarden AB, Class C 9,805 236,453
Investor AB, Class B 21,443 1,170,655
L E Lundbergforetagen AB, Class B 4,698 206,235
Sandvik AB 28,748 559,935
Securitas AB, Class B 12,926 222,705
Skandinaviska Enskilda Banken AB,
Class A 49,768 467,812
Skanska AB, Class B 5,943 134,440
SKF AB, Class B 7,681 155,512
Swedish Match AB 10,259 528,510
Tele2 AB, Class B 65,160 945,735
Telefonaktiebolaget LM Ericsson,
Class B 75,154 656,682
Telia Co. AB 110,780 475,969
Volvo AB, Class B 20,089 336,314
13,751,044
—
Switzerland - 11.5%
Alcon, Inc.* 8,231 466,217
Baloise Holding AG (Registered) 3,867 699,871
Barry Callebaut AG (Registered) 284 626,926
Chocoladefabriken Lindt & Spruengli
AG 100 775,927
Coca-Cola HBC AG* 15,239 517,974
EMS-Chemie Holding AG
(Registered) 603 396,433
Geberit AG (Registered) 967 542,759
Givaudan SA (Registered) 447 1,400,449
Kuehne + Nagel International AG
(Registered) 1,463 246,759
LafargeHolcim Ltd. (Registered)* 10,635 590,003
Lonza Group AG (Registered)* 1,985 724,143
Nestle SA (Registered) 135,178 14,635,083
Novartis AG (Registered) 75,947 7,191,392
Partners Group Holding AG 1,792 1,642,417
Roche Holding AG 34,543 11,226,572
SGS SA (Registered) 122 334,118
Sika AG (Registered) 5,720 1,074,190
Sonova Holding AG (Registered) 3,927 897,746
STMicroelectronics NV 16,218 437,572
Straumann Holding AG (Registered) 782 767,089
Swiss Life Holding AG (Registered) 3,645 1,828,589
Swiss Re AG 11,416 1,282,502
Swisscom AG (Registered) 281 148,755
INVESTMENTS SHARES VALUE
Switzerland - 11.5% (continued)
Temenos AG (Registered)* 3,131 $ 495,291
Vifor Pharma AG(a) 1,761 321,392
Zurich Insurance Group AG 8,168 3,350,510
52,620,679
—
United Arab Emirates - 0.1%
NMC Health plc 13,256 310,580
United Kingdom - 9.3%
3i Group plc 56,789 826,378
Admiral Group plc 13,052 398,848
Ashtead Group plc 29,553 944,949
AstraZeneca plc 71,129 7,119,439
Auto Trader Group plc(b) 68,687 542,432
Aviva plc 36,331 201,657
BAE Systems plc 68,337 511,661
Barratt Developments plc 36,186 358,293
Berkeley Group Holdings plc 3,803 244,812
BP plc 66,116 415,923
British American Tobacco plc 3,956 168,138
BT Group plc 75,609 192,666
Bunzl plc 10,364 283,463
Burberry Group plc 8,832 257,856
Compass Group plc 63,198 1,583,854
Croda International plc 4,518 306,902
DCC plc 1,961 170,096
Diageo plc 115,080 4,849,091
Direct Line Insurance Group plc 141,918 587,193
easyJet plc 16,101 303,292
Experian plc 32,046 1,086,343
GlaxoSmithKline plc 188,305 4,424,611
Hargreaves Lansdown plc 23,127 593,236
HSBC Holdings plc 128,331 1,004,632
InterContinental Hotels Group plc 4,113 282,624
Intertek Group plc 14,454 1,120,014
ITV plc 141,143 282,396
Legal & General Group plc 133,260 535,313
Micro Focus International plc 12,496 175,389
Mondi plc 10,030 235,196
National Grid plc 111,896 1,398,383
Next plc 3,026 281,971
Pearson plc 27,946 236,091
Prudential plc 29,533 565,871
Reckitt Benckiser Group plc 4,680 380,149
RELX plc 26,060 657,842
Rolls-Royce Holdings plc* 26,282 237,537
Rolls-Royce International Ltd.
(Preference)(3)*(d) 1,208,972 1,601
Sage Group plc (The) 48,044 476,630
Smith & Nephew plc 45,553 1,097,861
St James's Place plc 14,155 218,196
Tesco plc 375,661 1,269,597
Unilever NV 46,885 2,690,764
Unilever plc 30,536 1,747,962
United Utilities Group plc 35,450 443,618
Vodafone Group plc 114,341 221,979
Whitbread plc 7,536 483,650
42,416,399
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 0.3%
Bausch Health Cos., Inc.(1)* 7,425 $ 222,255
Ferguson plc 7,344 668,355
QIAGEN NV* 12,681 432,084
1,322,694
—
TOTAL COMMON STOCKS
(Cost $369,542,593) 448,273,342
SHORT-TERM INVESTMENTS - 1.3%
INVESTMENT COMPANIES - 1.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(e) 15 15
Limited Purpose Cash Investment
Fund, 1.61%(1)(e) 6,136,793 6,136,793
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,136,213) 6,136,808
SECURITIES LENDING COLLATERAL - 0.5%
Investment Companies - 0.5%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(e)(f) 314,871 314,871
Limited Purpose Cash Investment
Fund 1.61%(1)(e)(f) 1,958,131 1,958,131
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $2,273,002) 2,273,002
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $377,951,808) 456,683,152
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1%(g) 271,034
NET ASSETS - 100.0% $456,954,186
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 21,406,624 4.7%
Consumer Discretionary 56,753,021 12.4
Consumer Staples 53,924,569 11.8
Energy 10,592,185 2.3
Financials 58,483,957 12.8
Health Care 68,300,718 14.9
Industrials 61,283,569 13.4
Information Technology 41,845,908 9.2
Materials 29,066,666 6.4
Real Estate 19,956,289 4.4
Utilities 26,659,836 5.8
Short-Term Investments 6,136,808 1.3
Securities Lending Collateral 2,273,002 0.5
Total Investments In Securities
At Value 456,683,152 99.9
Other Assets in Excess of
Liabilities(g) 271,034 0.1
Net Assets
$ 456,954,186 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $2,270,141.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $7,642,654, which represents approximately
1.67% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2019 amounted to $1,601, which represents approximately 0.00% of net assets of the fund.
(e) Represents 7-day effective yield as of December 31, 2019.
(f) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $114,855 was received.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 45 3/2020 USD $ 4,582,125 $ 12,564
$ 12,564

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 95.4%
Aerospace & Defense - 3.2%
Boeing Co. (The)
4,004 $ 1,304,343
BWX Technologies, Inc.
1,737 107,833
General Dynamics Corp.
5,269 929,188
HEICO Corp.
1,570 179,215
Huntington Ingalls Industries, Inc.
1,500 376,320
Lockheed Martin Corp.
6,149 2,394,298
Northrop Grumman Corp.
5,628 1,935,863
Teledyne Technologies, Inc.*
513 177,775
TransDigm Group, Inc.
850 476,000
7,880,835
Airlines - 0.5%
Alaska Air Group, Inc.
1,420 96,205
Delta Air Lines, Inc.
7,213 421,816
Southwest Airlines Co.
9,927 535,860
United Airlines Holdings, Inc.*
2,545 224,189
1,278,070
Auto Components - 0.1%
Gentex Corp. 8,115 235,173
Banks - 0.8%
Bank of America Corp.
4,850 170,817
Comerica, Inc.
1,500 107,625
Fifth Third Bancorp
4,544 139,682
First Republic Bank
4,040 474,498
Huntington Bancshares, Inc.
10,400 156,832
JPMorgan Chase & Co.
5,767 803,920
SVB Financial Group*
700 175,728
2,029,102
Beverages - 1.5%
Coca-Cola Co. (The)
21,161 1,171,261
Constellation Brands, Inc., Class
A 4,147 786,893
Monster Beverage Corp.*
4,800 305,040
PepsiCo, Inc.
11,143 1,522,914
3,786,108
Biotechnology - 0.6%
Amgen, Inc.
847 204,186
Exact Sciences Corp.*
3,222 297,971
Incyte Corp.*
2,919 254,887
Neurocrine Biosciences, Inc.*
810 87,067
Regeneron Pharmaceuticals,
Inc.* 239 89,740
Seattle Genetics, Inc.*
769 87,866
Vertex Pharmaceuticals, Inc.*
2,160 472,932
1,494,649
Building Products - 0.6%
AO Smith Corp.
4,045 192,704
Armstrong World Industries, Inc.
5,036 473,233
Fortune Brands Home &
Security, Inc. 1,893 123,689
INVESTMENTS SHARES VALUE
Building Products - 0.6% (continued)
Lennox International, Inc.
462 $ 112,714
Masco Corp.
9,142 438,725
Owens Corning
1,771 115,327
1,456,392
Capital Markets - 2.5%
BlackRock, Inc.
365 183,485
Cboe Global Markets, Inc.
1,552 186,240
CME Group, Inc.
4,535 910,265
E*TRADE Financial Corp.
6,875 311,919
Interactive Brokers Group, Inc.,
Class A 1,511 70,443
Intercontinental Exchange, Inc.
4,335 401,204
Legg Mason, Inc.
1,779 63,884
LPL Financial Holdings, Inc.
9,563 882,187
MarketAxess Holdings, Inc.
2,203 835,179
Moody's Corp.
2,295 544,856
Morningstar, Inc.
493 74,596
MSCI, Inc.
1,827 471,695
Northern Trust Corp.
2,636 280,049
S&P Global, Inc.
3,044 831,164
6,047,166
Chemicals - 1.1%
Air Products & Chemicals, Inc.
1,974 463,870
Ecolab, Inc.
3,183 614,287
Linde plc (United Kingdom)
1,867 397,484
PPG Industries, Inc.
2,626 350,545
Scotts Miracle-Gro Co. (The)
3,000 318,540
Sherwin-Williams Co. (The)
961 560,782
2,705,508
Commercial Services & Supplies - 0.7%
Cintas Corp.
848 228,180
Clean Harbors, Inc.*
969 83,092
Copart, Inc.*
2,139 194,521
Republic Services, Inc.
6,393 573,004
Waste Management, Inc.
5,772 657,777
1,736,574
Communications Equipment - 1.2%
Arista Networks, Inc.*
3,346 680,576
Cisco Systems, Inc.
33,377 1,600,761
F5 Networks, Inc.*
1,500 209,475
Motorola Solutions, Inc.
762 122,789
Ubiquiti, Inc.
2,306 435,788
3,049,389
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. 3,514 315,663
Construction Materials - 0.5%
Martin Marietta Materials, Inc.
2,152 601,785
Vulcan Materials Co.
4,060 584,600
1,186,385

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Consumer Finance - 1.0%
American Express Co.
3,959 $ 492,856
Credit Acceptance Corp.*(a)
746 329,978
Discover Financial Services
3,539 300,178
Navient Corp.
12,313 168,442
OneMain Holdings, Inc.
8,195 345,419
Santander Consumer USA
Holdings, Inc. 18,692 436,832
Synchrony Financial
7,485 269,535
2,343,240
Containers & Packaging - 0.1%
Ball Corp.
2,800 181,076
Crown Holdings, Inc.*
2,483 180,117
361,193
Distributors - 0.1%
Pool Corp. 1,515 321,756
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions,
Inc.* 1,180 177,342
ServiceMaster Global Holdings,
Inc.* 2,082 80,490
257,832
Diversified Financial Services - 0.0%(b)
Berkshire Hathaway, Inc., Class
B* 365 82,673
Diversified Telecommunication Services - 0.7%
AT&T, Inc.
39,510 1,544,051
Verizon Communications, Inc.
1,781 109,353
1,653,404
Electric Utilities - 3.7%
Alliant Energy Corp.
13,865 758,693
American Electric Power Co.,
Inc. 11,776 1,112,950
Entergy Corp.
6,202 742,999
Evergy, Inc.
5,345 347,906
Eversource Energy
9,302 791,321
FirstEnergy Corp.
21,735 1,056,321
Hawaiian Electric Industries, Inc.
4,645 217,665
NextEra Energy, Inc.
9,730 2,356,217
Southern Co. (The)
9,499 605,086
Xcel Energy, Inc.
17,237 1,094,377
9,083,535
Electrical Equipment - 0.1%
Eaton Corp. plc 2,334 221,076
Electronic Equipment, Instruments & Components - 0.5%
Cognex Corp.
2,862 160,387
Corning, Inc.
11,812 343,847
Dolby Laboratories, Inc., Class A
1,816 124,941
Jabil, Inc.
3,242 133,992
Keysight Technologies, Inc.*
1,638 168,108
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 0.5%
(continued)
SYNNEX Corp.
629 $ 81,015
Zebra Technologies Corp., Class
A* 696 177,786
1,190,076
Entertainment - 1.4%
Activision Blizzard, Inc.
10,763 639,537
Electronic Arts, Inc.*
6,096 655,381
Madison Square Garden Co.
(The), Class A* 316 92,964
Netflix, Inc.*
3,432 1,110,492
Roku, Inc.*(a)
5,312 711,277
Take-Two Interactive Software,
Inc.* 733 89,741
Walt Disney Co. (The)
1,866 269,880
3,569,272
Equity Real Estate Investment Trusts (REITs) - 6.0%
American Campus Communities,
Inc. 2,957 139,068
American Tower Corp.
8,424 1,936,004
Americold Realty Trust
20,366 714,032
Apartment Investment &
Management Co., Class A 4,141 213,883
AvalonBay Communities, Inc.
3,362 705,011
Brixmor Property Group, Inc.
4,423 95,581
Camden Property Trust
1,997 211,882
Crown Castle International Corp.
4,065 577,840
CubeSmart
2,266 71,334
CyrusOne, Inc.
3,192 208,853
Digital Realty Trust, Inc.
4,081 488,659
Duke Realty Corp.
3,458 119,889
Equinix, Inc.
459 267,918
Equity LifeStyle Properties, Inc.
18,448 1,298,555
Equity Residential
6,045 489,161
Essex Property Trust, Inc.
1,860 559,600
Extra Space Storage, Inc.
5,267 556,300
Healthpeak Properties, Inc.
9,762 336,496
Kimco Realty Corp.
6,748 139,751
Life Storage, Inc.
691 74,821
Medical Properties Trust, Inc.
9,440 199,278
Mid-America Apartment
Communities, Inc. 4,260 561,724
National Retail Properties, Inc.
7,777 417,003
Omega Healthcare Investors,
Inc. 1,796 76,061
Outfront Media, Inc.
7,401 198,495
Public Storage
1,321 281,320
Realty Income Corp.
8,612 634,102
Spirit Realty Capital, Inc.
11,886 584,553
STORE Capital Corp.
8,339 310,544
Sun Communities, Inc.
7,293 1,094,679
UDR, Inc.
5,666 264,602
Welltower, Inc.
8,126 664,544

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 6.0% (continued)
WP Carey, Inc.
4,404 $ 352,496
14,844,039
Food & Staples Retailing - 3.0%
Casey's General Stores, Inc.
5,641 896,863
Costco Wholesale Corp.
5,941 1,746,179
Sysco Corp.
2,572 220,009
US Foods Holding Corp.*
3,716 155,663
Walmart, Inc.
37,592 4,467,433
7,486,147
Food Products - 1.5%
Campbell Soup Co.
2,572 127,108
General Mills, Inc.
3,869 207,224
Hershey Co. (The)
4,860 714,323
McCormick & Co., Inc.
(Non-Voting) 2,857 484,919
Mondelez International, Inc.,
Class A 18,143 999,316
Pilgrim's Pride Corp.*
13,708 448,457
Post Holdings, Inc.*
1,066 116,301
Tyson Foods, Inc., Class A
7,103 646,657
3,744,305
Gas Utilities - 0.1%
Atmos Energy Corp. 1,177 131,659
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories
18,420 1,599,961
ABIOMED, Inc.*
413 70,454
Align Technology, Inc.*
2,008 560,312
Baxter International, Inc.
4,579 382,896
Becton Dickinson and Co.
1,281 348,394
Boston Scientific Corp.*
20,239 915,208
Danaher Corp.
5,248 805,463
Dentsply Sirona, Inc.
3,440 194,670
DexCom, Inc.*
2,521 551,444
Edwards Lifesciences Corp.*
3,270 762,858
IDEXX Laboratories, Inc.*
2,339 610,783
Insulet Corp.*
2,487 425,774
Intuitive Surgical, Inc.*
2,336 1,380,926
Masimo Corp.*
1,142 180,504
Medtronic plc
7,205 817,407
ResMed, Inc.
1,105 171,242
STERIS plc
836 127,423
Stryker Corp.
2,501 525,060
Teleflex, Inc.
1,073 403,920
10,834,699
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.
1,061 90,206
Anthem, Inc.(a)
4,790 1,446,724
Centene Corp.*
4,641 291,780
Chemed Corp.
1,112 488,457
HCA Healthcare, Inc.
2,023 299,019
INVESTMENTS SHARES VALUE
Health Care Providers & Services - 2.8% (continued)
UnitedHealth Group, Inc.
14,744 $ 4,334,441
6,950,627
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A* 3,215 452,222
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc.*
653 546,633
Darden Restaurants, Inc.
1,191 129,831
Domino's Pizza, Inc.
406 119,275
Hilton Worldwide Holdings, Inc.
689 76,417
Marriott International, Inc., Class
A 1,483 224,571
McDonald's Corp.
3,466 684,916
Planet Fitness, Inc., Class A*
1,120 83,642
Starbucks Corp.
17,686 1,554,953
Wendy's Co. (The)(a)
5,125 113,826
Yum! Brands, Inc.
2,650 266,934
3,800,998
Household Durables - 1.0%
DR Horton, Inc.
7,402 390,456
Garmin Ltd.
3,240 316,094
Lennar Corp., Class A
3,597 200,677
NVR, Inc.*
101 384,649
PulteGroup, Inc.
15,310 594,028
Tempur Sealy International, Inc.*
4,813 419,020
Toll Brothers, Inc.
2,137 84,433
2,389,357
Household Products - 2.0%
Church & Dwight Co., Inc.
3,900 274,326
Procter & Gamble Co. (The)
36,953 4,615,430
4,889,756
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. 4,262 84,814
Industrial Conglomerates - 0.8%
3M Co.
3,200 564,544
Carlisle Cos., Inc.
1,426 230,784
General Electric Co.
18,005 200,936
Honeywell International, Inc.
5,345 946,065
Roper Technologies, Inc.
290 102,726
2,045,055
Insurance - 2.0%
Alleghany Corp.*
89 71,162
American Financial Group, Inc.
1,717 188,269
Aon plc
3,090 643,616
Arch Capital Group Ltd.*
8,904 381,893
Brown & Brown, Inc.
1,864 73,591
Chubb Ltd.
4,582 713,234
Everest Re Group Ltd.
999 276,563
Fidelity National Financial, Inc.
1,463 66,347
First American Financial Corp.
3,018 176,010

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Insurance - 2.0% (continued)
Hanover Insurance Group, Inc.
(The) 1,070 $ 146,237
Hartford Financial Services
Group, Inc. (The) 6,525 396,524
Markel Corp.*
231 264,072
Progressive Corp. (The)
7,933 574,270
RenaissanceRe Holdings Ltd.
1,274 249,729
Travelers Cos., Inc. (The)
3,459 473,710
WR Berkley Corp.
2,253 155,682
4,850,909
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A*
1,509 2,021,140
Facebook, Inc., Class A*
34,274 7,034,739
IAC/InterActiveCorp*
1,557 387,864
Match Group, Inc.*(a)
7,349 603,426
10,047,169
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*
3,052 5,639,608
Booking Holdings, Inc.*
259 531,916
eBay, Inc.
5,946 214,710
6,386,234
IT Services - 8.1%
Accenture plc, Class A
7,038 1,481,992
Akamai Technologies, Inc.*
1,027 88,712
Automatic Data Processing, Inc.
4,254 725,307
Booz Allen Hamilton Holding
Corp. 4,479 318,591
CACI International, Inc., Class A*
293 73,247
Cognizant Technology Solutions
Corp., Class A 4,878 302,534
EPAM Systems, Inc.*
1,173 248,864
Euronet Worldwide, Inc.*(a)
3,190 502,616
Fidelity National Information
Services, Inc. 4,312 599,756
Fiserv, Inc.*
7,112 822,361
FleetCor Technologies, Inc.*
1,395 401,369
Genpact Ltd.
2,896 122,124
Global Payments, Inc.
3,991 728,597
GoDaddy, Inc., Class A*
1,956 132,852
Jack Henry & Associates, Inc.
1,350 196,655
Mastercard, Inc., Class A
12,975 3,874,205
MongoDB, Inc.*
1,963 258,350
Okta, Inc.*
8,140 939,112
PayPal Holdings, Inc.*
11,695 1,265,048
Square, Inc., Class A*
15,511 970,368
Twilio, Inc., Class A*(a)
8,796 864,471
VeriSign, Inc.*
939 180,927
Visa, Inc., Class A
25,958 4,877,508
19,975,566
Leisure Products - 0.1%
Brunswick Corp. 1,969 118,101
INVESTMENTS SHARES VALUE
Life Sciences Tools & Services - 1.1%
Bruker Corp.
1,537 $ 78,341
Illumina, Inc.*
1,522 504,908
IQVIA Holdings, Inc.*
2,083 321,845
Thermo Fisher Scientific, Inc.
5,346 1,736,755
2,641,849
Machinery - 1.6%
Caterpillar, Inc.
4,750 701,480
Deere & Co.
2,753 476,985
Dover Corp.
2,076 239,280
Fortive Corp.
2,886 220,461
Illinois Tool Works, Inc.
3,505 629,603
Ingersoll-Rand plc
3,592 477,449
Middleby Corp. (The)*
1,800 197,136
Nordson Corp.
909 148,022
PACCAR, Inc.
871 68,896
Parker-Hannifin Corp.
1,500 308,730
Xylem, Inc.
6,645 523,559
3,991,601
Media - 2.1%
Altice USA, Inc., Class A*
2,733 74,720
Cable One, Inc.
884 1,315,808
Charter Communications, Inc.,
Class A* 3,818 1,852,035
Comcast Corp., Class A
43,442 1,953,587
Liberty Broadband Corp., Class
C* 872 109,654
5,305,804
Metals & Mining - 0.3%
Newmont Goldcorp Corp.
9,949 432,284
Reliance Steel & Aluminum Co.
1,839 220,239
Royal Gold, Inc.
1,081 132,152
784,675
Multiline Retail - 0.8%
Dollar General Corp.
3,921 611,597
Dollar Tree, Inc.*
2,274 213,870
Target Corp.
9,238 1,184,404
2,009,871
Multi-Utilities - 1.1%
Ameren Corp.
4,264 327,475
CMS Energy Corp.(a)
10,782 677,541
Consolidated Edison, Inc.
1,980 179,130
DTE Energy Co.
3,287 426,883
Public Service Enterprise Group,
Inc. 2,579 152,290
Sempra Energy
1,637 247,973
WEC Energy Group, Inc.
8,243 760,252
2,771,544

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.
1,329 $ 123,411
Kosmos Energy Ltd. (Ghana)
16,534 94,244
ONEOK, Inc.
3,149 238,285
Phillips 66
853 95,032
Valero Energy Corp.
2,092 195,916
746,888
Personal Products - 0.6%
Coty, Inc., Class A
5,868 66,015
Estee Lauder Cos., Inc. (The),
Class A 6,322 1,305,746
1,371,761
Pharmaceuticals - 2.2%
Eli Lilly & Co.
7,307 960,359
Horizon Therapeutics plc*
10,745 388,969
Johnson & Johnson
4,675 681,942
Merck & Co., Inc.
24,606 2,237,916
Zoetis, Inc.
9,446 1,250,178
5,519,364
Professional Services - 0.4%
CoStar Group, Inc.*
838 501,375
Equifax, Inc.(a)
651 91,218
TransUnion
3,347 286,537
Verisk Analytics, Inc.
906 135,302
1,014,432
Road & Rail - 0.8%
CSX Corp.
10,461 756,958
Norfolk Southern Corp.
2,500 485,325
Old Dominion Freight Line, Inc.
1,956 371,210
Union Pacific Corp.
2,312 417,986
2,031,479
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc.*
14,520 665,887
Analog Devices, Inc.
1,387 164,831
Applied Materials, Inc.
15,811 965,104
Broadcom, Inc.
5,665 1,790,253
Entegris, Inc.
9,379 469,794
First Solar, Inc.*
2,145 120,034
Intel Corp.
3,504 209,715
KLA Corp.
3,897 694,329
Lam Research Corp.
3,477 1,016,675
Marvell Technology Group Ltd.
11,931 316,887
Microchip Technology, Inc.
2,756 288,608
Micron Technology, Inc.*
1,517 81,584
NVIDIA Corp.
3,867 909,905
Qorvo, Inc.*
652 75,782
Skyworks Solutions, Inc.
3,805 459,948
Teradyne, Inc.
4,922 335,631
Texas Instruments, Inc.
12,751 1,635,826
Universal Display Corp.
2,390 492,507
INVESTMENTS SHARES VALUE
Semiconductors & Semiconductor Equipment - 4.4% (continued)
Xilinx, Inc.
2,784 $ 272,192
10,965,492
Software - 12.1%
Adobe, Inc.*
10,510 3,466,303
Alteryx, Inc., Class A*(a)
3,266 326,829
ANSYS, Inc.*
2,671 687,542
Atlassian Corp. plc, Class A*
8,956 1,077,765
Autodesk, Inc.*
2,283 418,839
Avalara, Inc.*
3,182 233,081
Coupa Software, Inc.*
3,192 466,830
DocuSign, Inc.*
991 73,443
Fair Isaac Corp.*(a)
332 124,394
Fortinet, Inc.*
1,306 139,429
Guidewire Software, Inc.*
2,220 243,689
Intuit, Inc.
4,182 1,095,391
Manhattan Associates, Inc.*
1,453 115,877
Microsoft Corp.
97,266 15,338,848
Palo Alto Networks, Inc.*
1,095 253,219
Paycom Software, Inc.*
2,422 641,249
Paylocity Holding Corp.*
1,109 133,989
RingCentral, Inc., Class A*
4,984 840,651
salesforce.com, Inc.*
6,637 1,079,442
ServiceNow, Inc.*
4,455 1,257,736
Smartsheet, Inc., Class A*
2,885 129,594
Splunk, Inc.*
1,580 236,637
SS&C Technologies Holdings,
Inc. 2,522 154,851
Trade Desk, Inc. (The), Class A*
532 138,203
VMware, Inc., Class A*
2,626 398,600
Zendesk, Inc.*
7,803 597,944
Zscaler, Inc.*(a)
2,599 120,853
29,791,228
Specialty Retail - 2.9%
AutoZone, Inc.*
327 389,558
Best Buy Co., Inc.
2,009 176,390
Burlington Stores, Inc.*
2,806 639,852
Carvana Co.*(a)
5,204 479,028
Floor & Decor Holdings, Inc.,
Class A* 5,124 260,351
Home Depot, Inc. (The)
7,551 1,648,987
Lowe's Cos., Inc.
5,244 628,022
O'Reilly Automotive, Inc.*
1,795 786,677
Ross Stores, Inc.
9,970 1,160,707
TJX Cos., Inc. (The)
6,890 420,703
Ulta Beauty, Inc.*
1,847 467,550
7,057,825
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.
15,241 4,475,520
Hewlett Packard Enterprise Co.
5,467 86,707
NetApp, Inc.
1,738 108,190
4,670,417

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.*
1,508 $ 349,358
NIKE, Inc., Class B
8,122 822,840
Skechers U.S.A., Inc., Class A*
2,229 96,271
VF Corp.
4,055 404,121
1,672,590
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc.*
1,104 334,998
MGIC Investment Corp.
4,898 69,404
New York Community Bancorp,
Inc. 5,848 70,293
474,695
Trading Companies & Distributors - 0.0%(b)
HD Supply Holdings, Inc.* 2,092 84,140
Water Utilities - 0.3%
American Water Works Co., Inc. 6,713 824,692
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.* 8,471 664,296
TOTAL COMMON STOCKS
(Cost $144,066,212) 235,711,371
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash
Investment Fund, 1.61%(c)
(Cost $10,766,229) 10,767,115 10,767,115
SECURITIES LENDING COLLATERAL - 1.2%
Investment Companies - 1.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(c)(d) 422,426 422,426
Limited Purpose Cash
Investment Fund 1.61%(c)(d) 2,627,003 2,627,003
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,049,429) 3,049,429
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.0%
(Cost $157,881,870) 249,527,915
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.0)%(e) (2,419,016)
NET ASSETS - 100.0% $ 247,108,899
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 21,239,945 8.6%
Consumer Discretionary 24,249,736 9.8
Consumer Staples 21,278,076 8.6
Energy 746,888 0.3
Financials 15,827,786 6.4
Health Care 27,893,410 11.3
Industrials 22,055,318 8.9
Information Technology 69,642,168 28.2
Materials 5,037,761 2.1
Real Estate 14,844,039 6.0
Utilities 12,896,244 5.2
Short-Term Investments 10,767,115 4.4
Securities Lending Collateral 3,049,429 1.2
Total Investments In Securities
At Value 249,527,915 101.0
Liabilities in Excess of Other
Assets(e) (2,419,016) (1.0)
Net Assets
$ 247,108,899 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $2,981,615.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2019.
(d) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 56 3/2020 USD $ 9,047,080 $ 136,976
$ 136,976

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 95.1%
Aerospace & Defense - 1.5%
AAR Corp.
932 $ 42,033
Aerojet Rocketdyne Holdings,
Inc.* 3,871 176,750
AeroVironment, Inc.*
542 33,463
Astronics Corp.*
725 20,264
Axon Enterprise, Inc.*
1,023 74,965
Cubic Corp.
579 36,807
Ducommun, Inc.*
1,446 73,066
Kratos Defense & Security
Solutions, Inc.* 4,858 87,493
Mercury Systems, Inc.*
2,390 165,173
Moog, Inc., Class A
817 69,715
Triumph Group, Inc.
2,475 62,543
Vectrus, Inc.*
904 46,339
888,611
Air Freight & Logistics - 0.1%
Air Transport Services Group,
Inc.* 995 23,343
Forward Air Corp.
274 19,166
42,509
Airlines - 0.4%
Allegiant Travel Co.
577 100,421
SkyWest, Inc.
1,381 89,254
Spirit Airlines, Inc.*
413 16,648
206,323
Auto Components - 0.8%
Cooper Tire & Rubber Co.
2,459 70,696
Dorman Products, Inc.*(a)
492 37,254
Fox Factory Holding Corp.*
1,895 131,835
Gentherm, Inc.*
1,871 83,054
LCI Industries
562 60,207
Standard Motor Products, Inc.(a)
1,077 57,318
440,364
Automobiles - 0.1%
Winnebago Industries, Inc. 926 49,059
Banks - 3.4%
Allegiance Bancshares, Inc.*
1,709 64,258
Bank of Marin Bancorp
389 17,525
Banner Corp.
366 20,712
Carter Bank & Trust*
1,372 32,544
Central Pacific Financial Corp.
835 24,699
City Holding Co.
492 40,319
Community Bank System, Inc.
939 66,613
Enterprise Financial Services
Corp. 616 29,697
First Bancorp/PR
9,926 105,116
First Commonwealth Financial
Corp.(a) 1,291 18,732
First Financial Bankshares, Inc.
3,075 107,933
INVESTMENTS SHARES VALUE
Banks - 3.4% (continued)
First Interstate BancSystem, Inc.,
Class A 1,826 $ 76,546
First Merchants Corp.
654 27,200
Fulton Financial Corp.
1,662 28,969
Glacier Bancorp, Inc.
1,725 79,333
Great Southern Bancorp, Inc.
460 29,127
Great Western Bancorp, Inc.
1,345 46,725
Horizon Bancorp, Inc.
1,113 21,147
Independent Bank Corp.
910 75,758
Independent Bank Corp./MI
4,596 104,099
Lakeland Financial Corp.(a)
1,783 87,242
National Bank Holdings Corp.,
Class A 947 33,353
OFG Bancorp
4,104 96,895
Old Second Bancorp, Inc.
3,326 44,801
Peoples Bancorp, Inc.
732 25,371
Preferred Bank
592 35,573
QCR Holdings, Inc.
517 22,676
Republic Bancorp, Inc., Class A
560 26,208
S&T Bancorp, Inc.
617 24,859
Seacoast Banking Corp. of
Florida* 1,369 41,850
ServisFirst Bancshares, Inc.
4,062 153,056
Southside Bancshares, Inc.
813 30,195
Towne Bank
662 18,417
TriCo Bancshares
718 29,302
TriState Capital Holdings, Inc.*
1,369 35,758
Triumph Bancorp, Inc.*
1,588 60,376
Trustmark Corp.
808 27,884
United Bankshares, Inc.
1,495 57,797
United Community Banks, Inc.
800 24,704
Veritex Holdings, Inc.
1,029 29,975
Westamerica Bancorp
737 49,947
1,973,291
Beverages - 0.7%
Boston Beer Co., Inc. (The),
Class A* 714 269,785
Coca-Cola Consolidated, Inc.
459 130,379
400,164
Biotechnology - 8.1%
ACADIA Pharmaceuticals, Inc.*
8,892 380,400
Acceleron Pharma, Inc.*
1,265 67,070
Adverum Biotechnologies,
Inc.*(a) 5,990 69,005
Agenus, Inc.*
6,496 26,439
Allakos, Inc.*(a)
2,084 198,730
Anika Therapeutics, Inc.*
485 25,147
Apellis Pharmaceuticals, Inc.*
2,786 85,307
Ardelyx, Inc.*
2,919 21,907
Arena Pharmaceuticals, Inc.*
1,200 54,504
Arrowhead Pharmaceuticals,
Inc.* 7,157 453,968
Athersys, Inc.*(a)
13,981 17,197
Avid Bioservices, Inc.*
1,371 10,516

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Biotechnology - 8.1% (continued)
Biohaven Pharmaceutical
Holding Co. Ltd.* 558 $ 30,377
BioSpecifics Technologies Corp.*
538 30,634
Blueprint Medicines Corp.*
916 73,381
CareDx, Inc.*(a)
2,434 52,501
Catalyst Pharmaceuticals, Inc.*
13,909 52,159
CEL-SCI Corp.*(a)
7,156 65,477
ChemoCentryx, Inc.*(a)
3,517 139,097
Coherus Biosciences, Inc.*
3,237 58,282
CTI BioPharma Corp.*
370 585
Deciphera Pharmaceuticals, Inc.*
2,565 159,646
Denali Therapeutics, Inc.*(a)
2,262 39,404
Dicerna Pharmaceuticals, Inc.*
4,223 93,033
Eidos Therapeutics, Inc.*
2,661 152,715
Emergent BioSolutions, Inc.*
500 26,975
Enanta Pharmaceuticals, Inc.*
433 26,751
Epizyme, Inc.*(a)
4,363 107,330
Esperion Therapeutics, Inc.*(a)
831 49,552
Fate Therapeutics, Inc.*
5,702 111,588
Global Blood Therapeutics, Inc.*
3,047 242,206
Halozyme Therapeutics, Inc.*
1,032 18,297
Homology Medicines, Inc.*
1,527 31,609
Invitae Corp.*(a)
4,861 78,408
Iovance Biotherapeutics, Inc.*
6,134 169,789
Karyopharm Therapeutics, Inc.*
852 16,333
Krystal Biotech, Inc.*
1,548 85,728
Kura Oncology, Inc.*
1,831 25,176
MeiraGTx Holdings plc*
1,258 25,185
Mirati Therapeutics, Inc.*(a)
2,330 300,244
Momenta Pharmaceuticals, Inc.*
1,235 24,367
Natera, Inc.*
5,013 168,888
PDL BioPharma, Inc.*
10,892 35,345
Pfenex, Inc.*(a)
4,213 46,259
Portola Pharmaceuticals, Inc.*
2,286 54,590
Protagonist Therapeutics, Inc.*
2,461 17,350
PTC Therapeutics, Inc.*
2,436 117,001
Radius Health, Inc.*
1,393 28,083
REGENXBIO, Inc.*
694 28,433
Retrophin, Inc.*(a)
1,727 24,523
Scholar Rock Holding Corp.*
2,042 26,914
TG Therapeutics, Inc.*
3,291 36,530
Vanda Pharmaceuticals, Inc.*
1,379 22,629
Veracyte, Inc.*
4,288 119,721
Vericel Corp.*
4,805 83,607
Voyager Therapeutics, Inc.*
1,882 26,254
XBiotech, Inc.*(a)
4,513 84,235
Xencor, Inc.*(a)
1,884 64,791
ZIOPHARM Oncology, Inc.*(a)
7,436 35,098
4,717,270
Building Products - 1.7%
AAON, Inc.
2,597 128,318
Advanced Drainage Systems,
Inc. 2,089 81,137
American Woodmark Corp.*
503 52,568
INVESTMENTS SHARES VALUE
Building Products - 1.7% (continued)
Builders FirstSource, Inc.*
5,403 $ 137,290
CSW Industrials, Inc.
564 43,428
Gibraltar Industries, Inc.*
1,568 79,090
Griffon Corp.
1,457 29,621
JELD-WEN Holding, Inc.*
1,055 24,697
PGT Innovations, Inc.*
1,534 22,872
Simpson Manufacturing Co., Inc.
1,148 92,104
Trex Co., Inc.*
2,195 197,287
Universal Forest Products, Inc.
2,198 104,845
993,257
Capital Markets - 1.5%
Blucora, Inc.*
1,766 46,163
Cohen & Steers, Inc.
1,615 101,358
Federated Investors, Inc., Class
B 5,014 163,406
Hamilton Lane, Inc., Class A
3,174 189,170
Houlihan Lokey, Inc.
2,973 145,291
Oppenheimer Holdings, Inc.,
Class A 1,046 28,744
Piper Jaffray Cos.
500 39,970
PJT Partners, Inc., Class A
1,345 60,700
Stifel Financial Corp.
1,285 77,935
852,737
Chemicals - 0.9%
Advanced Emissions Solutions,
Inc. 2,111 22,166
Amyris, Inc.*(a)
4,849 14,983
Balchem Corp.
436 44,311
Chase Corp.
298 35,307
Hawkins, Inc.
436 19,973
Ingevity Corp.*
1,110 96,992
Innospec, Inc.
790 81,718
Intrepid Potash, Inc.*
10,284 27,870
Koppers Holdings, Inc.*
428 16,358
Minerals Technologies, Inc.
500 28,815
Quaker Chemical Corp.
102 16,781
Sensient Technologies Corp.
883 58,357
Stepan Co.
710 72,732
536,363
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.
3,631 136,925
Brady Corp., Class A
2,519 144,238
Brink's Co. (The)
1,200 108,816
Casella Waste Systems, Inc.,
Class A* 2,339 107,664
CECO Environmental Corp.*
2,887 22,114
Cimpress plc*(a)
277 34,838
Covanta Holding Corp.
3,559 52,816
Ennis, Inc.
1,346 29,141
Heritage-Crystal Clean, Inc.*
1,063 33,346
Herman Miller, Inc.
2,087 86,924
HNI Corp.
664 24,873

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Commercial Services & Supplies - 2.8% (continued)
Kimball International, Inc., Class
B 1,371 $ 28,339
Knoll, Inc.
927 23,416
McGrath RentCorp
1,981 151,626
MSA Safety, Inc.
1,218 153,906
SP Plus Corp.*
660 28,004
Steelcase, Inc., Class A
5,022 102,750
Team, Inc.*
1,082 17,280
Tetra Tech, Inc.
2,441 210,317
UniFirst Corp.
219 44,234
US Ecology, Inc.(a)
521 30,171
Viad Corp.
607 40,972
1,612,710
Communications Equipment - 0.9%
ADTRAN, Inc.
2,026 20,037
Comtech Telecommunications
Corp. 1,871 66,402
Harmonic, Inc.*
7,195 56,121
Infinera Corp.*
2,612 20,739
Inseego Corp.*(a)
7,473 54,777
InterDigital, Inc.
771 42,012
Lumentum Holdings, Inc.*
1,326 105,152
Viavi Solutions, Inc.*
11,171 167,565
532,805
Construction & Engineering - 1.3%
Ameresco, Inc., Class A*
2,545 44,537
Argan, Inc.
593 23,803
Comfort Systems USA, Inc.
1,329 66,251
Construction Partners, Inc.,
Class A* 991 16,718
EMCOR Group, Inc.
1,532 132,212
Great Lakes Dredge & Dock
Corp.* 8,784 99,523
HC2 Holdings, Inc.*(a)
962 2,087
MasTec, Inc.*
3,083 197,805
NV5 Global, Inc.*
1,032 52,064
Primoris Services Corp.
853 18,971
Sterling Construction Co., Inc.*
3,746 52,744
WillScot Corp.*
1,871 34,595
741,310
Construction Materials - 0.3%
Forterra, Inc.*
2,072 23,952
Summit Materials, Inc., Class A*
5,803 138,692
US Concrete, Inc.*
402 16,747
179,391
Consumer Finance - 0.2%
Encore Capital Group, Inc.*
546 19,307
Enova International, Inc.*
1,107 26,634
EZCORP, Inc., Class A*(a)
3,335 22,745
FirstCash, Inc.
675 54,425
INVESTMENTS SHARES VALUE
Consumer Finance - 0.2% (continued)
Nelnet, Inc., Class A
400 $ 23,296
146,407
Containers & Packaging - 0.1%
UFP Technologies, Inc.* 667 33,090
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc. 656 17,837
Diversified Consumer Services - 1.4%
Adtalem Global Education,
Inc.*(a) 716 25,038
Career Education Corp.*
9,718 178,714
Chegg, Inc.*(a)
7,204 273,104
Collectors Universe, Inc.
815 18,786
K12, Inc.*
953 19,393
Laureate Education, Inc., Class
A* 6,111 107,615
Regis Corp.*
3,337 59,632
Strategic Education, Inc.
800 127,120
809,402
Diversified Financial Services - 0.1%
Cannae Holdings, Inc.* 2,231 82,971
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*
820 35,432
Bandwidth, Inc., Class A*
467 29,911
Cogent Communications
Holdings, Inc. 1,942 127,803
Iridium Communications, Inc.*
5,399 133,032
Vonage Holdings Corp.*
2,700 20,007
346,185
Electric Utilities - 0.9%
ALLETE, Inc.
276 22,403
Genie Energy Ltd., Class B
3,602 27,843
MGE Energy, Inc.
1,578 124,378
Otter Tail Corp.
1,220 62,574
PNM Resources, Inc.
2,786 141,278
Portland General Electric Co.
2,962 165,250
543,726
Electrical Equipment - 1.3%
American Superconductor
Corp.*(a) 2,292 17,992
Atkore International Group, Inc.*
1,876 75,903
AZZ, Inc.
516 23,710
Encore Wire Corp.
563 32,316
EnerSys
275 20,578
Generac Holdings, Inc.*
3,290 330,941
Plug Power, Inc.*
15,010 47,432
Sunrun, Inc.*
6,676 92,196
Thermon Group Holdings, Inc.*
1,079 28,917
Vivint Solar, Inc.*(a)
8,085 58,697
728,682

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 2.4%
Badger Meter, Inc.
1,814 $ 117,783
Coda Octopus Group, Inc.*(a)
3,206 26,834
ePlus, Inc.*
949 79,991
Fabrinet (Thailand)*
1,812 117,490
Insight Enterprises, Inc.*(a)
1,746 122,726
Itron, Inc.*
548 46,005
Knowles Corp.*
4,301 90,966
Methode Electronics, Inc.
887 34,903
MTS Systems Corp.
463 22,238
Napco Security Technologies,
Inc.* 1,505 44,232
Novanta, Inc.*(a)
2,772 245,156
OSI Systems, Inc.*
1,073 108,094
PAR Technology Corp.*(a)
1,602 49,246
PC Connection, Inc.
468 23,241
Plexus Corp.*
600 46,164
Rogers Corp.*
599 74,713
Sanmina Corp.*
2,025 69,336
TTM Technologies, Inc.*
2,264 34,073
Vishay Intertechnology, Inc.
1,024 21,801
Vishay Precision Group, Inc.*(a)
778 26,452
1,401,444
Energy Equipment & Services - 0.5%
Cactus, Inc., Class A
1,172 40,223
DMC Global, Inc.
2,204 99,048
Dril-Quip, Inc.*
549 25,753
Helix Energy Solutions Group,
Inc.* 5,406 52,060
Matrix Service Co.*
4,167 95,341
312,425
Entertainment - 0.2%
Glu Mobile, Inc.*
7,965 48,188
Liberty Media Corp.-Liberty
Braves, Class C* 1,059 31,283
Rosetta Stone, Inc.*
1,597 28,970
108,441
Equity Real Estate Investment Trusts (REITs) - 7.7%
Acadia Realty Trust
1,520 39,414
Agree Realty Corp.
2,646 185,670
Alexander & Baldwin, Inc.(a)
1,199 25,131
Alexander's, Inc.
73 24,115
American Assets Trust, Inc.
3,855 176,944
Armada Hoffler Properties, Inc.
2,371 43,508
Bluerock Residential Growth
REIT, Inc. 2,296 27,667
CareTrust REIT, Inc.
4,234 87,347
EastGroup Properties, Inc.
2,512 333,267
Essential Properties Realty Trust,
Inc. 4,009 99,463
First Industrial Realty Trust, Inc.
4,910 203,814
Four Corners Property Trust, Inc.
604 17,027
Front Yard Residential Corp.
2,240 27,642
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 7.7% (continued)
Getty Realty Corp.
1,662 $ 54,630
Gladstone Commercial Corp.
2,751 60,137
Global Net Lease, Inc.
3,770 76,456
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 1,906 61,335
Healthcare Realty Trust, Inc.
3,365 112,290
Independence Realty Trust, Inc.
5,020 70,682
Industrial Logistics Properties
Trust 1,293 28,989
Innovative Industrial Properties,
Inc. 1,733 131,483
Investors Real Estate Trust
655 47,487
Lexington Realty Trust
7,626 80,988
LTC Properties, Inc.
1,546 69,214
Monmouth Real Estate
Investment Corp. 2,025 29,322
National Health Investors, Inc.
2,168 176,649
National Storage Affiliates Trust
4,378 147,188
NexPoint Residential Trust, Inc.
2,833 127,485
One Liberty Properties, Inc.
932 25,341
Physicians Realty Trust
4,645 87,976
Piedmont Office Realty Trust,
Inc., Class A 2,835 63,050
PS Business Parks, Inc.
2,231 367,825
QTS Realty Trust, Inc., Class A
1,808 98,120
Rexford Industrial Realty, Inc.
6,604 301,605
Ryman Hospitality Properties,
Inc. 2,109 182,766
Sabra Health Care REIT, Inc.
5,998 127,997
Safehold, Inc.
1,522 61,337
Saul Centers, Inc.
490 25,862
Seritage Growth Properties,
Class A(a) 484 19,399
STAG Industrial, Inc.
5,224 164,922
Terreno Realty Corp.
4,192 226,955
UMH Properties, Inc.
1,668 26,238
Universal Health Realty Income
Trust 733 86,025
Xenia Hotels & Resorts, Inc.
1,185 25,608
4,456,370
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings,
Inc.* 2,052 46,662
Chefs' Warehouse, Inc. (The)*(a)
2,306 87,882
Ingles Markets, Inc., Class A
529 25,133
Performance Food Group Co.*
3,771 194,131
353,808
Food Products - 1.8%
Calavo Growers, Inc.
308 27,902
Darling Ingredients, Inc.*
3,728 104,682
Freshpet, Inc.*
3,049 180,165
J&J Snack Foods Corp.
773 142,441
John B Sanfilippo & Son, Inc.
879 80,235
Lancaster Colony Corp.
766 122,637

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Food Products - 1.8% (continued)
Sanderson Farms, Inc.
1,057 $ 186,265
Simply Good Foods Co. (The)*
4,697 134,052
Tootsie Roll Industries, Inc.
1,666 56,877
1,035,256
Gas Utilities - 0.7%
Chesapeake Utilities Corp.
560 53,665
Northwest Natural Holding Co.
757 55,813
ONE Gas, Inc.
2,459 230,089
Southwest Gas Holdings, Inc.
322 24,462
Spire, Inc.
815 67,898
431,927
Health Care Equipment & Supplies - 4.2%
Alphatec Holdings, Inc.*
3,785 26,855
Antares Pharma, Inc.*
16,954 79,684
Apyx Medical Corp.*(a)
4,000 33,840
AtriCure, Inc.*
1,351 43,921
Atrion Corp.
32 24,048
BioLife Solutions, Inc.*
1,074 17,377
Cardiovascular Systems, Inc.*
1,509 73,322
CONMED Corp.
863 96,509
CryoPort, Inc.*(a)
6,759 111,253
Glaukos Corp.*
685 37,312
Globus Medical, Inc., Class A*
1,489 87,672
Haemonetics Corp.*
2,080 238,992
Heska Corp.*
669 64,184
Integer Holdings Corp.*
1,114 89,599
Lantheus Holdings, Inc.*
1,479 30,334
LeMaitre Vascular, Inc.
1,341 48,209
Mesa Laboratories, Inc.(a)
432 107,741
Misonix, Inc.*
1,095 20,378
Natus Medical, Inc.*(a)
787 25,963
Neogen Corp.*
640 41,766
Nevro Corp.*
1,214 142,694
Novocure Ltd.*(a)
5,578 470,058
NuVasive, Inc.*
921 71,230
OrthoPediatrics Corp.*
618 29,040
Quidel Corp.*(a)
1,352 101,441
STAAR Surgical Co.*
1,459 51,313
Tactile Systems Technology,
Inc.*(a) 824 55,628
Tandem Diabetes Care, Inc.*
3,168 188,845
Zynex, Inc.*(a)
3,073 24,185
2,433,393
Health Care Providers & Services - 2.3%
Addus HomeCare Corp.*
1,402 136,302
Amedisys, Inc.*(a)
1,152 192,292
BioTelemetry, Inc.*
1,092 50,560
Catasys, Inc.*(a)
1,248 20,355
CorVel Corp.*
774 67,617
Ensign Group, Inc. (The)
2,747 124,631
Hanger, Inc.*
1,594 44,010
HealthEquity, Inc.*
273 20,221
INVESTMENTS SHARES VALUE
Health Care Providers & Services - 2.3% (continued)
Joint Corp. (The)*
1,379 $ 22,257
LHC Group, Inc.*
1,320 181,843
National HealthCare Corp.
476 41,141
National Research Corp.
400 26,376
Providence Service Corp.
(The)*(a) 400 23,672
R1 RCM, Inc.*
10,227 132,746
RadNet, Inc.*
2,195 44,559
Select Medical Holdings Corp.*
2,988 69,740
Tenet Healthcare Corp.*
436 16,581
Triple-S Management Corp.,
Class B* 2,560 47,334
US Physical Therapy, Inc.(a)
491 56,146
1,318,383
Health Care Technology - 0.8%
HMS Holdings Corp.*
2,161 63,966
Inovalon Holdings, Inc., Class
A*(a) 6,258 117,775
Inspire Medical Systems, Inc.*
1,262 93,653
Omnicell, Inc.*
1,443 117,922
Teladoc Health, Inc.*(a)
813 68,064
Vocera Communications, Inc.*
809 16,795
478,175
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.(a)
744 31,248
Churchill Downs, Inc.
1,561 214,169
Cracker Barrel Old Country
Store, Inc. 163 25,060
Denny's Corp.*
2,000 39,760
Dine Brands Global, Inc.
819 68,403
Drive Shack, Inc.*
5,264 19,266
Everi Holdings, Inc.*
2,629 35,308
Habit Restaurants, Inc. (The),
Class A* 2,679 27,942
Jack in the Box, Inc.
370 28,871
Lindblad Expeditions Holdings,
Inc.* 1,157 18,917
Marriott Vacations Worldwide
Corp. 916 117,944
Ruth's Hospitality Group, Inc.
958 20,851
Scientific Games Corp.*
806 21,585
SeaWorld Entertainment, Inc.*
3,526 111,809
Shake Shack, Inc., Class A*
1,479 88,104
Wingstop, Inc.
2,171 187,205
1,056,442
Household Durables - 2.9%
Beazer Homes USA, Inc.*
1,158 16,363
Cavco Industries, Inc.*
132 25,790
GoPro, Inc., Class A*(a)
4,659 20,220
Helen of Troy Ltd.*(a)
1,437 258,358
Installed Building Products,
Inc.*(a) 1,230 84,710
KB Home
4,877 167,135

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Household Durables - 2.9% (continued)
La-Z-Boy, Inc.
1,058 $ 33,306
LGI Homes, Inc.*
1,111 78,492
M/I Homes, Inc.*
2,261 88,970
MDC Holdings, Inc.
5,684 216,901
Meritage Homes Corp.*(a)
4,626 282,695
Taylor Morrison Home Corp.*
6,687 146,178
TopBuild Corp.*
1,911 196,986
TRI Pointe Group, Inc.*
2,759 42,985
1,659,089
Household Products - 0.3%
Central Garden & Pet Co., Class
A* 1,540 45,215
WD-40 Co.
745 144,634
189,849
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C
1,476 29,446
Ormat Technologies, Inc.
712 53,058
TerraForm Power, Inc., Class A
9,070 139,588
222,092
Insurance - 2.2%
American Equity Investment Life
Holding Co. 737 22,058
AMERISAFE, Inc.
1,251 82,604
Argo Group International
Holdings Ltd. 2,166 142,415
eHealth, Inc.*
1,892 181,783
Enstar Group Ltd.*
621 128,460
Goosehead Insurance, Inc.,
Class A(a) 2,138 90,651
James River Group Holdings Ltd.
2,244 92,475
Kinsale Capital Group, Inc.
577 58,658
MBIA, Inc.*(a)
2,965 27,575
National General Holdings Corp.
2,294 50,697
RLI Corp.
2,195 197,594
Selective Insurance Group, Inc.
1,122 73,143
Trupanion, Inc.*(a)
796 29,818
United Fire Group, Inc.
1,284 56,149
United Insurance Holdings Corp.
1,698 21,412
Universal Insurance Holdings,
Inc. 1,100 30,789
1,286,281
Interactive Media & Services - 0.2%
DHI Group, Inc.*
7,603 22,885
EverQuote, Inc., Class A*
1,677 57,605
QuinStreet, Inc.*
3,929 60,153
140,643
INVESTMENTS SHARES VALUE
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class
A* 3,404 $ 49,358
Rubicon Project, Inc. (The)*
7,766 63,371
112,729
IT Services - 2.7%
Cardtronics plc, Class A*
2,455 109,616
CSG Systems International, Inc.
1,655 85,696
EVERTEC, Inc.
4,763 162,133
Evo Payments, Inc., Class A*
2,519 66,527
ExlService Holdings, Inc.*
374 25,978
I3 Verticals, Inc., Class A*
852 24,069
KBR, Inc.
7,056 215,208
LiveRamp Holdings, Inc.*(a)
1,521 73,114
ManTech International Corp.,
Class A 1,140 91,063
MAXIMUS, Inc.
2,131 158,525
NIC, Inc.
2,063 46,108
Paysign, Inc.*(a)
4,297 43,615
Perficient, Inc.*
2,002 92,232
Perspecta, Inc.
3,111 82,255
Science Applications
International Corp. 1,121 97,549
TTEC Holdings, Inc.
1,579 62,560
Tucows, Inc., Class A*(a)
1,347 83,218
Virtusa Corp.*
1,416 64,187
1,583,653
Leisure Products - 0.1%
Acushnet Holdings Corp.(a)
1,201 39,033
Clarus Corp.
2,070 28,069
67,102
Life Sciences Tools & Services - 1.9%
Accelerate Diagnostics, Inc.*
1,086 18,353
Codexis, Inc.*
5,310 84,907
Medpace Holdings, Inc.*
2,419 203,341
NanoString Technologies, Inc.*
3,109 86,492
NeoGenomics, Inc.*
6,206 181,526
Quanterix Corp.*(a)
1,720 40,644
Repligen Corp.*
3,008 278,240
Syneos Health, Inc.*
3,377 200,847
1,094,350
Machinery - 2.9%
Alamo Group, Inc.
289 36,284
Albany International Corp., Class
A 1,354 102,796
Chart Industries, Inc.*
1,334 90,032
CIRCOR International, Inc.*
359 16,600
Columbus McKinnon Corp.
620 24,819
Douglas Dynamics, Inc.
715 39,325
ESCO Technologies, Inc.
1,106 102,305
Evoqua Water Technologies
Corp.* 3,917 74,227

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Machinery - 2.9% (continued)
Federal Signal Corp.
2,750 $ 88,688
Franklin Electric Co., Inc.
777 44,538
Harsco Corp.*
1,908 43,903
John Bean Technologies Corp.
541 60,949
Kadant, Inc.
620 65,311
Luxfer Holdings plc (United
Kingdom) 1,438 26,617
Meritor, Inc.*
2,425 63,511
Miller Industries, Inc.
867 32,192
Mueller Industries, Inc.
1,359 43,148
Mueller Water Products, Inc.,
Class A 2,882 34,526
Proto Labs, Inc.*(a)
318 32,293
RBC Bearings, Inc.*
771 122,080
Rexnord Corp.*
2,131 69,513
Spartan Motors, Inc.
3,385 61,201
SPX Corp.*
2,755 140,174
SPX FLOW, Inc.*
1,098 53,659
Standex International Corp.
358 28,407
Tennant Co.
272 21,194
TriMas Corp.*
882 27,704
Watts Water Technologies, Inc.,
Class A 1,249 124,600
1,670,596
Marine - 0.2%
Costamare, Inc. (Monaco)
4,996 47,612
Matson, Inc.
1,534 62,587
110,199
Media - 0.8%
Cardlytics, Inc.*
1,854 116,543
EW Scripps Co. (The), Class A
1,802 28,309
Fluent, Inc.*
8,530 21,325
Gray Television, Inc.*
3,702 79,371
TechTarget, Inc.*
1,420 37,062
TEGNA, Inc.
11,129 185,743
468,353
Metals & Mining - 0.7%
Carpenter Technology Corp.
568 28,275
Coeur Mining, Inc.*
2,340 18,907
Commercial Metals Co.
1,338 29,797
Compass Minerals International,
Inc. 899 54,803
Kaiser Aluminum Corp.
258 28,610
Materion Corp.
771 45,836
Novagold Resources, Inc.
(Canada)* 17,660 158,233
Warrior Met Coal, Inc.
798 16,862
Worthington Industries, Inc.
749 31,593
412,916
Multi-Utilities - 0.9%
Black Hills Corp.
3,559 279,524
NorthWestern Corp.
2,224 159,394
INVESTMENTS SHARES VALUE
Multi-Utilities - 0.9% (continued)
Unitil Corp.
960 $ 59,347
498,265
Oil, Gas & Consumable Fuels - 1.6%
CVR Energy, Inc.
5,303 214,400
Delek US Holdings, Inc.
644 21,593
DHT Holdings, Inc.
8,215 68,020
Dorian LPG Ltd.*
1,102 17,059
Energy Fuels, Inc.*(a)
13,254 25,315
Magnolia Oil & Gas Corp., Class
A* 3,044 38,294
Nordic American Tankers Ltd.
5,065 24,920
Par Pacific Holdings, Inc.*(a)
1,797 41,762
REX American Resources Corp.*
300 24,588
Scorpio Tankers, Inc. (Monaco)
4,501 177,069
Teekay Tankers Ltd., Class A*
2,911 69,777
Uranium Energy Corp.*
20,939 19,247
World Fuel Services Corp.
4,606 199,993
942,037
Paper & Forest Products - 0.2%
Boise Cascade Co.
445 16,256
Louisiana-Pacific Corp.
2,687 79,723
Schweitzer-Mauduit International,
Inc. 399 16,754
Verso Corp., Class A*
1,275 22,988
135,721
Personal Products - 0.3%
Inter Parfums, Inc.
1,389 100,994
Lifevantage Corp.*
1,804 28,160
Revlon, Inc., Class A*
1,108 23,733
USANA Health Sciences, Inc.*
230 18,067
170,954
Pharmaceuticals - 2.7%
Amphastar Pharmaceuticals,
Inc.* 1,947 37,558
ANI Pharmaceuticals, Inc.*
633 39,037
Axsome Therapeutics, Inc.*(a)
5,146 531,890
BioDelivery Sciences
International, Inc.* 10,694 67,586
Cara Therapeutics, Inc.*(a)
1,783 28,724
Chiasma, Inc.*
5,756 28,550
CorMedix, Inc.*(a)
3,385 24,643
Dermira, Inc.*(a)
3,108 47,117
Lannett Co., Inc.*(a)
5,182 45,705
MyoKardia, Inc.*
541 39,431
Odonate Therapeutics, Inc.*
816 26,479
Pacira BioSciences, Inc.*(a)
1,350 61,155
Phibro Animal Health Corp.,
Class A 671 16,661
Reata Pharmaceuticals, Inc.,
Class A* 1,932 394,959
Recro Pharma, Inc.*
3,330 61,039
Tricida, Inc.*
957 36,117

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Pharmaceuticals - 2.7% (continued)
Zogenix, Inc.*
792 $ 41,287
Zynerba Pharmaceuticals,
Inc.*(a) 3,771 22,777
1,550,715
Professional Services - 2.0%
ASGN, Inc.*
983 69,764
Exponent, Inc.
2,075 143,196
Forrester Research, Inc.*
656 27,355
Franklin Covey Co.*
808 26,042
FTI Consulting, Inc.*
2,200 243,452
Huron Consulting Group, Inc.*
1,381 94,902
ICF International, Inc.
770 70,547
Insperity, Inc.
1,038 89,310
Kelly Services, Inc., Class A
1,064 24,025
Kforce, Inc.
1,548 61,456
Korn Ferry
1,398 59,275
TriNet Group, Inc.*
3,377 191,172
Willdan Group, Inc.*
2,362 75,064
1,175,560
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.
4,690 104,587
Marcus & Millichap, Inc.*
662 24,660
129,247
Road & Rail - 0.4%
ArcBest Corp.
1,360 37,536
Heartland Express, Inc.
1,079 22,713
Hertz Global Holdings, Inc.*
3,183 50,132
Marten Transport Ltd.
1,333 28,646
Saia, Inc.*
782 72,820
Universal Logistics Holdings, Inc.
2,681 50,832
262,679
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Energy Industries,
Inc.* 977 69,562
Ambarella, Inc.*
2,303 139,470
Amkor Technology, Inc.*
9,077 118,001
Brooks Automation, Inc.(a)
2,292 96,172
Cabot Microelectronics Corp.
1,606 231,778
Cirrus Logic, Inc.*
3,433 282,914
Diodes, Inc.*
2,487 140,192
DSP Group, Inc.*(a)
1,520 23,925
Enphase Energy, Inc.*(a)
10,999 287,404
FormFactor, Inc.*(a)
4,616 119,877
Ichor Holdings Ltd.*
846 28,146
Impinj, Inc.*
1,697 43,884
Inphi Corp.*
4,029 298,227
Lattice Semiconductor Corp.*
11,927 228,283
MACOM Technology Solutions
Holdings, Inc.* 2,786 74,108
MaxLinear, Inc.*(a)
2,516 53,389
PDF Solutions, Inc.*
2,796 47,224
INVESTMENTS SHARES VALUE
Semiconductors & Semiconductor Equipment - 5.3% (continued)
Photronics, Inc.*
4,200 $ 66,192
Power Integrations, Inc.
1,027 101,581
Rambus, Inc.*
3,205 44,149
Semtech Corp.*
1,894 100,193
Silicon Laboratories, Inc.*
1,290 149,614
SunPower Corp.*(a)
11,256 87,797
Synaptics, Inc.*
1,110 73,005
Ultra Clean Holdings, Inc.*
2,019 47,386
Veeco Instruments, Inc.*
2,157 31,676
Xperi Corp.
5,029 93,036
3,077,185
Software - 6.1%
8x8, Inc.*
2,569 47,013
ACI Worldwide, Inc.*
5,425 205,526
Agilysys, Inc.*
1,107 28,129
Alarm.com Holdings, Inc.*
1,842 79,151
Altair Engineering, Inc., Class
A*(a) 747 26,825
Appfolio, Inc., Class A*(a)
3,257 358,107
Appian Corp.*(a)
2,582 98,658
Blackline, Inc.*
1,904 98,170
Bottomline Technologies DE,
Inc.* 1,102 59,067
Cornerstone OnDemand, Inc.*
1,678 98,247
Digimarc Corp.*(a)
670 22,485
Digital Turbine, Inc.*
11,964 85,303
Envestnet, Inc.*
1,712 119,207
Everbridge, Inc.*(a)
2,423 189,188
Five9, Inc.*
4,575 300,028
ForeScout Technologies, Inc.*
992 32,538
Intelligent Systems Corp.*
1,127 45,012
j2 Global, Inc.
886 83,027
LivePerson, Inc.*
4,871 180,227
MicroStrategy, Inc., Class A*
200 28,526
MobileIron, Inc.*
5,450 26,487
Model N, Inc.*
924 32,405
Progress Software Corp.
930 38,641
PROS Holdings, Inc.*
2,416 144,767
Q2 Holdings, Inc.*
2,294 185,997
Qualys, Inc.*
1,292 107,714
Rapid7, Inc.*
3,946 221,055
SharpSpring, Inc.*(a)
2,334 26,771
SPS Commerce, Inc.*(a)
2,092 115,939
Synchronoss Technologies,
Inc.*(a) 3,728 17,708
Telenav, Inc.*
5,497 26,715
Upland Software, Inc.*
2,748 98,131
Varonis Systems, Inc.*
621 48,258
Verint Systems, Inc.*
2,435 134,802
VirnetX Holding Corp.*(a)
80 304
Workiva, Inc.*(a)
1,719 72,284
Yext, Inc.*(a)
1,138 16,410
Zix Corp.*
3,091 20,957
3,519,779

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Specialty Retail - 2.4%
Aaron's, Inc.
3,101 $ 177,098
America's Car-Mart, Inc.*
413 45,290
Asbury Automotive Group, Inc.*
643 71,881
Boot Barn Holdings, Inc.*
2,761 122,947
Group 1 Automotive, Inc.
706 70,600
Hibbett Sports, Inc.*
615 17,245
Lithia Motors, Inc., Class A
1,156 169,932
Monro, Inc.
1,144 89,461
Murphy USA, Inc.*
1,056 123,552
Rent-A-Center, Inc.
5,199 149,939
RH*(a)
913 194,926
Shoe Carnival, Inc.
643 23,971
Sleep Number Corp.*
1,193 58,743
Sonic Automotive, Inc., Class A
1,199 37,169
Zumiez, Inc.*
1,102 38,063
1,390,817
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.*
4,022 34,509
Diebold Nixdorf, Inc.*
6,698 70,731
Stratasys Ltd.*(a)
2,326 47,043
152,283
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc.*
6,253 261,938
Deckers Outdoor Corp.*
1,813 306,143
Rocky Brands, Inc.
1,617 47,588
Steven Madden Ltd.
1,178 50,666
Wolverine World Wide, Inc.
506 17,073
683,408
Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc.*
775 23,467
Capitol Federal Financial, Inc.
5,049 69,323
Essent Group Ltd.
3,675 191,063
Federal Agricultural Mortgage
Corp., Class C 480 40,080
First Defiance Financial Corp.
1,450 45,660
HomeStreet, Inc.*
997 33,898
Kearny Financial Corp.
1,887 26,097
Meta Financial Group, Inc.
1,602 58,489
NMI Holdings, Inc., Class A*
3,054 101,332
Northwest Bancshares, Inc.(a)
6,609 109,908
PennyMac Financial Services,
Inc. 2,699 91,874
Radian Group, Inc.
9,261 233,007
Walker & Dunlop, Inc.
365 23,608
Washington Federal, Inc.
779 28,550
Waterstone Financial, Inc.
2,000 38,060
1,114,416
Tobacco - 0.0%(b)
Turning Point Brands, Inc.(a) 470 13,442
INVESTMENTS SHARES VALUE
Trading Companies & Distributors - 1.1%
BMC Stock Holdings, Inc.*
2,096 $ 60,134
CAI International, Inc.*
1,309 37,935
DXP Enterprises, Inc.*
1,558 62,024
Foundation Building Materials,
Inc.* 2,311 44,718
GATX Corp.
893 73,985
GMS, Inc.*
1,947 52,725
H&E Equipment Services, Inc.
600 20,058
Herc Holdings, Inc.*
692 33,867
Lawson Products, Inc.*
643 33,500
MRC Global, Inc.*
2,586 35,273
NOW, Inc.*
4,672 52,513
Rush Enterprises, Inc., Class A
649 30,179
SiteOne Landscape Supply, Inc.*
445 40,339
Triton International Ltd.
1,310 52,662
629,912
Water Utilities - 0.8%
American States Water Co.
2,875 249,090
Cadiz, Inc.*(a)
2,241 24,696
California Water Service Group
1,274 65,687
Middlesex Water Co.
1,269 80,670
SJW Group
509 36,170
456,313
Wireless Telecommunication Services - 0.1%
Shenandoah
Telecommunications Co. 1,225 50,972
TOTAL COMMON STOCKS
(Cost $41,833,353) 55,232,085
SHORT-TERM INVESTMENTS - 1.0%
INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash
Investment Fund, 1.61%(c)
(Cost $624,742) 624,805 624,805
SECURITIES LENDING COLLATERAL - 11.5%
Investment Companies - 11.5%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(c)(d) 922,283 922,283
Limited Purpose Cash
Investment Fund 1.61%(c)(d) 5,735,536 5,735,536
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,657,819) 6,657,819
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 107.6%
(Cost $49,115,914) 62,514,709
LIABILITIES IN EXCESS OF OTHER
ASSETS - (7.6)%(e) (4,436,437)
NET ASSETS - 100.0% $58,078,272

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,114,594 1.9%
Consumer Discretionary 6,286,249 10.8
Consumer Staples 2,163,473 3.7
Energy 1,254,462 2.2
Financials 5,456,104 9.4
Health Care 11,592,286 20.0
Industrials 9,062,347 15.6
Information Technology 10,267,149 17.7
Materials 1,297,481 2.2
Real Estate 4,585,617 7.9
Utilities 2,152,323 3.7
Short-Term Investments 624,805 1.0
Securities Lending Collateral 6,657,819 11.5
Total Investments In Securities
At Value 62,514,709 107.6
Liabilities in Excess of Other
Assets(e) (4,436,437) (7.6)
Net Assets
$ 58,078,272 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $6,488,835.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2019.
(d) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 27 3/2020 USD $ 2,255,310 $ 3,979
$ 3,979

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.8%
Australia - 7.4%
AGL Energy Ltd. 10,943 $ 157,509
Alumina Ltd. 42,909 69,307
Aristocrat Leisure Ltd. 15,788 373,057
ASX Ltd. 900 49,554
Australia & New Zealand Banking
Group Ltd. 6,462 111,444
BHP Group plc 15,882 372,177
Brambles Ltd. 6,432 52,940
CIMIC Group Ltd. 2,383 55,404
Cochlear Ltd. 985 155,242
Coles Group Ltd. 14,170 147,506
Commonwealth Bank of Australia 15,132 848,873
Computershare Ltd. 9,146 107,830
CSL Ltd. 7,771 1,506,659
Dexus, REIT 21,643 178,161
Flight Centre Travel Group Ltd. 1,887 58,365
Fortescue Metals Group Ltd. 23,391 176,330
Goodman Group, REIT 52,739 495,598
GPT Group (The), REIT 20,457 80,581
Insurance Australia Group Ltd. 27,300 146,686
Macquarie Group Ltd. 3,696 357,936
Mirvac Group, REIT 15,859 35,497
National Australia Bank Ltd. 9,923 171,709
Newcrest Mining Ltd. 12,754 269,351
QBE Insurance Group Ltd. 6,506 58,791
Ramsay Health Care Ltd. 1,987 101,094
REA Group Ltd. 1,574 114,346
Rio Tinto plc 13,589 804,400
Santos Ltd. 32,033 184,285
Scentre Group, REIT 12,348 33,232
Sonic Healthcare Ltd. 2,086 42,060
Telstra Corp. Ltd. 95,481 237,174
Treasury Wine Estates Ltd. 17,956 204,532
Wesfarmers Ltd. 14,974 435,170
Westpac Banking Corp. 6,639 113,373
Woolworths Group Ltd. 7,112 180,385
8,486,558
—
Austria - 0.3%
ANDRITZ AG 2,003 86,110
OMV AG 3,270 183,201
Raiffeisen Bank International AG 1,608 40,247
309,558
—
Belgium - 1.7%
Ageas 9,048 535,032
Anheuser-Busch InBev SA/NV 8,548 700,085
Colruyt SA 3,378 176,169
UCB SA 4,327 344,319
Umicore SA 2,789 135,919
1,891,524
—
Canada - 9.0%
Agnico Eagle Mines Ltd.(1) 5,530 340,603
Air Canada(1)* 5,335 199,300
Alimentation Couche-Tard, Inc., Class
B(1) 13,958 442,963
Barrick Gold Corp.(1) 10,528 195,553
INVESTMENTS SHARES VALUE
Canada - 9.0% (continued)
BCE, Inc.(1) 10,434 $ 483,393
Brookfield Asset Management, Inc.,
Class A(1) 14,015 809,784
CAE, Inc.(1) 5,614 148,634
Canadian National Railway Co.(1) 3,219 291,199
Canadian Pacific Railway Ltd.(1) 1,045 266,394
Canadian Utilities Ltd., Class A(1) 1,809 54,567
CCL Industries, Inc., Class B(1) 1,240 52,826
CGI, Inc.(1)* 5,006 418,930
Constellation Software, Inc.(1) 492 477,834
Cronos Group, Inc.(1)*(a) 9,672 74,260
Dollarama, Inc.(1) 1,596 54,853
Emera, Inc.(1) 7,125 306,114
Empire Co. Ltd., Class A(1) 7,133 167,318
Enbridge, Inc.(1) 12,437 494,492
Fortis, Inc.(1) 9,163 380,195
Franco-Nevada Corp.(1) 3,738 385,991
Gildan Activewear, Inc.(1) 3,738 110,509
H&R, REIT(1) 3,904 63,436
Hydro One Ltd.(1)(b) 2,125 41,042
Intact Financial Corp.(1) 2,904 314,027
International Petroleum Corp.* 3,493 15,587
Loblaw Cos. Ltd.(1) 3,471 179,090
Manulife Financial Corp.(1) 2,314 46,973
Metro, Inc.(1) 7,180 296,312
Open Text Corp.(1) 3,780 166,564
Restaurant Brands International, Inc.
(1) 6,405 408,306
RioCan, REIT(1) 3,519 72,518
Royal Bank of Canada(1) 1,139 90,125
Shopify, Inc., Class A(1)* 2,340 930,377
SmartCentres, REIT(1) 3,541 85,106
Sun Life Financial, Inc.(1) 2,996 136,609
TC Energy Corp.(1) 4,194 223,370
Thomson Reuters Corp.(1) 11,120 795,454
Wheaton Precious Metals Corp.(1) 1,099 32,702
WSP Global, Inc.(1) 2,856 195,019
10,248,329
—
Chile - 0.0%(c)
Antofagasta plc 3,557 43,067
China - 0.1%
BOC Hong Kong Holdings Ltd. 24,500 85,050
Denmark - 3.2%
Carlsberg A/S, Class B 874 130,432
Chr Hansen Holding A/S 1,773 140,945
Coloplast A/S, Class B 2,912 361,266
Demant A/S* 4,023 126,700
DSV Panalpina A/S 3,495 402,890
Genmab A/S* 502 111,647
Novo Nordisk A/S, Class B 15,753 912,867
Novozymes A/S, Class B(a) 780 38,179
Orsted A/S(b) 8,546 884,107
Tryg A/S 11,965 354,851
Vestas Wind Systems A/S 2,318 234,133
3,698,017
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Finland - 1.6%
Elisa OYJ 1,881 $ 103,933
Fortum OYJ 22,236 548,861
Kone OYJ, Class B 5,678 371,272
Neste OYJ 8,221 286,099
Nokia OYJ 34,454 127,441
Nokian Renkaat OYJ 1,449 41,676
Sampo OYJ, Class A 3,563 155,572
UPM-Kymmene OYJ 5,712 198,175
Wartsila OYJ Abp 4,467 49,376
1,882,405
—
France - 5.6%
Accor SA 917 43,043
Airbus SE 10,257 1,505,370
AXA SA 6,712 189,656
BNP Paribas SA 8,449 502,192
Capgemini SE 1,863 227,854
Credit Agricole SA 26,078 379,470
Dassault Systemes SE 2,145 353,765
Electricite de France SA 7,138 79,648
EssilorLuxottica SA 892 136,370
Hermes International 304 227,729
Iliad SA 513 66,727
Kering SA 94 61,938
L'Oreal SA 548 162,048
LVMH Moet Hennessy Louis Vuitton
SE 2,345 1,092,662
Orange SA 18,570 272,909
Peugeot SA 2,366 56,967
Safran SA 2,841 438,819
Sanofi(a) 811 81,447
TOTAL SA 10,152 563,340
6,441,954
—
Germany - 7.8%
adidas AG 3,980 1,295,562
Allianz SE (Registered) 5,590 1,369,705
Aroundtown SA 5,752 51,663
Beiersdorf AG 1,858 221,871
Brenntag AG 1,127 61,147
Carl Zeiss Meditec AG 1,037 131,833
Delivery Hero SE*(b) 2,261 179,205
Deutsche Boerse AG 2,889 453,032
Deutsche Telekom AG (Registered) 8,772 143,354
Deutsche Wohnen SE 5,011 203,832
E.ON SE 15,732 168,126
Fraport AG Frankfurt Airport Services
Worldwide 833 70,709
Hannover Rueck SE 3,192 615,465
Merck KGaA 2,205 259,956
MTU Aero Engines AG 1,099 313,133
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,457 429,950
Puma SE 4,171 319,841
RWE AG 8,885 272,254
SAP SE 8,802 1,184,734
Siemens AG (Registered) 831 108,522
Symrise AG 1,711 179,841
INVESTMENTS SHARES VALUE
Germany - 7.8% (continued)
Volkswagen AG 1,081 $ 209,373
Vonovia SE 9,967 535,321
Wirecard AG 657 78,689
Zalando SE*(b) 934 47,102
8,904,220
—
Hong Kong - 3.1%
AIA Group Ltd. 125,000 1,314,747
CK Asset Holdings Ltd. 10,500 75,770
CLP Holdings Ltd. 26,000 272,933
Hang Seng Bank Ltd. 4,300 88,881
Henderson Land Development Co.
Ltd. 24,157 118,540
Hong Kong & China Gas Co. Ltd. 117,700 229,970
Hong Kong Exchanges & Clearing
Ltd. 4,700 152,692
Link, REIT 30,500 323,116
MTR Corp. Ltd. 19,500 115,236
New World Development Co. Ltd. 51,000 69,908
PCCW Ltd. 75,000 44,377
Power Assets Holdings Ltd. 7,000 51,209
Sino Land Co. Ltd. 28,000 40,642
Sun Hung Kai Properties Ltd. 11,000 168,464
Swire Pacific Ltd., Class A 5,000 46,448
Swire Properties Ltd. 14,400 47,705
Techtronic Industries Co. Ltd. 20,500 167,315
WH Group Ltd.(b) 47,000 48,597
Wharf Real Estate Investment Co.
Ltd. 13,000 79,320
Wheelock & Co. Ltd. 9,000 59,997
3,515,867
—
Italy - 2.0%
Assicurazioni Generali SpA 6,913 142,717
Enel SpA 102,597 815,014
Eni SpA 12,703 197,293
Ferrari NV 4,499 746,994
Leonardo SpA 2,851 33,435
Moncler SpA 2,560 115,219
Poste Italiane SpA(b) 3,802 43,202
Recordati SpA 1,120 47,213
Terna Rete Elettrica Nazionale SpA 23,336 156,069
2,297,156
—
Japan - 19.1%
Advantest Corp. 7,600 428,626
Aeon Co. Ltd. 2,400 49,527
Alfresa Holdings Corp. 3,100 62,977
ANA Holdings, Inc. 7,600 253,715
Asahi Group Holdings Ltd. 3,900 177,920
Asahi Intecc Co. Ltd. 2,300 67,347
Astellas Pharma, Inc. 8,700 148,509
Bandai Namco Holdings, Inc. 2,500 152,080
Bank of Kyoto Ltd. (The) 1,000 42,641
Benesse Holdings, Inc. 2,100 55,198
Bridgestone Corp. 2,100 78,015
Canon, Inc. 4,200 114,948
Central Japan Railway Co. 700 140,748
Chugai Pharmaceutical Co. Ltd. 6,900 635,457

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 19.1% (continued)
Chugoku Electric Power Co., Inc.
(The) 5,800 $ 76,242
CyberAgent, Inc. 1,500 52,254
Daicel Corp. 5,700 54,494
Daifuku Co. Ltd. 1,100 66,478
Daiichi Sankyo Co. Ltd. 10,300 680,256
Daikin Industries Ltd. 1,200 169,308
Daito Trust Construction Co. Ltd. 700 86,503
Daiwa House Industry Co. Ltd. 2,900 89,775
Disco Corp. 600 140,895
FamilyMart Co. Ltd. 3,000 71,849
Fast Retailing Co. Ltd. 1,100 653,482
Fuji Electric Co. Ltd. 1,200 36,453
FUJIFILM Holdings Corp. 2,000 95,512
Fujitsu Ltd. 1,200 112,867
GMO Payment Gateway, Inc. 1,100 75,329
Hikari Tsushin, Inc. 500 125,649
Hitachi High-Technologies Corp. 1,100 77,901
Hitachi Ltd. 3,700 156,124
Hoya Corp. 6,900 658,688
Iida Group Holdings Co. Ltd. 2,400 42,061
ITOCHU Corp. 11,400 264,214
Japan Airlines Co. Ltd. 1,400 43,590
Japan Prime Realty Investment Corp.,
REIT 28 123,113
Japan Real Estate Investment Corp.,
REIT 41 272,096
Japan Retail Fund Investment Corp.,
REIT 46 98,988
Kakaku.com, Inc. 3,100 79,153
Kansai Paint Co. Ltd. 2,200 53,744
Kao Corp. 3,100 255,673
KDDI Corp. 2,400 71,607
Keihan Holdings Co. Ltd. 2,600 126,247
Keio Corp. 1,000 60,509
Keisei Electric Railway Co. Ltd. 2,700 104,623
Keyence Corp. 1,400 491,594
Kikkoman Corp. 3,800 186,028
Kirin Holdings Co. Ltd. 5,500 120,046
Kobayashi Pharmaceutical Co. Ltd. 800 67,761
Konami Holdings Corp. 2,600 106,841
Kose Corp. 600 87,458
Kyocera Corp. 1,300 88,602
Kyowa Kirin Co. Ltd. 2,300 54,189
Lion Corp. 4,900 95,250
M3, Inc. 5,000 150,778
Marui Group Co. Ltd. 7,000 170,678
McDonald's Holdings Co. Japan Ltd. 3,000 144,536
MEIJI Holdings Co. Ltd. 1,100 74,338
Mitsubishi Corp. 4,800 127,159
Mitsui & Co. Ltd. 5,500 97,765
MonotaRO Co. Ltd. 2,400 63,890
Murata Manufacturing Co. Ltd. 3,800 233,885
Nexon Co. Ltd.* 3,700 49,082
Nintendo Co. Ltd. 600 239,976
Nippon Building Fund, Inc., REIT 52 381,173
Nippon Express Co. Ltd. 1,000 58,619
Nippon Paint Holdings Co. Ltd. 2,900 149,297
Nippon Prologis REIT, Inc., REIT 20 50,938
Nippon Telegraph & Telephone Corp. 18,600 470,091
INVESTMENTS SHARES VALUE
Japan - 19.1% (continued)
Nissan Chemical Corp. 1,200 $ 50,253
Nisshin Seifun Group, Inc. 5,000 87,237
Nissin Foods Holdings Co. Ltd. 900 66,845
Nitori Holdings Co. Ltd. 1,500 236,777
Nomura Real Estate Master Fund,
Inc., REIT 36 61,579
Nomura Research Institute Ltd. 8,250 176,435
NTT Data Corp. 12,500 167,175
NTT DOCOMO, Inc. 12,800 356,559
Obayashi Corp. 5,200 57,755
Obic Co. Ltd. 2,600 350,222
Olympus Corp. 14,300 220,402
Omron Corp. 1,000 58,288
Oracle Corp. Japan 1,300 117,986
Oriental Land Co. Ltd. 5,200 709,495
Otsuka Corp. 1,000 39,935
Pan Pacific International Holdings
Corp. 5,200 86,275
Park24 Co. Ltd. 2,900 71,010
PeptiDream, Inc.* 1,200 61,324
Rakuten, Inc. 5,800 49,550
Recruit Holdings Co. Ltd. 11,000 412,009
Renesas Electronics Corp.* 9,700 66,270
Ryohin Keikaku Co. Ltd. 2,000 46,613
Santen Pharmaceutical Co. Ltd. 3,800 72,364
Secom Co. Ltd. 900 80,318
SG Holdings Co. Ltd. 2,300 51,809
Shimadzu Corp. 4,600 143,857
Shimano, Inc. 1,100 178,454
Shimizu Corp. 6,600 67,233
Shin-Etsu Chemical Co. Ltd. 2,900 318,922
Shionogi & Co. Ltd. 3,900 241,260
Shiseido Co. Ltd. 4,600 326,646
SMC Corp. 500 228,658
SoftBank Group Corp. 5,200 225,769
Sohgo Security Services Co. Ltd. 2,000 108,250
Sony Corp. 1,400 95,057
Sony Financial Holdings, Inc. 2,900 69,614
Stanley Electric Co. Ltd. 1,500 43,322
Sumitomo Dainippon Pharma Co. Ltd. 3,700 71,688
Sumitomo Realty & Development Co.
Ltd. 3,000 104,668
Suzuken Co. Ltd. 1,100 44,834
Suzuki Motor Corp. 1,500 62,613
Taisei Corp. 1,900 78,700
Taisho Pharmaceutical Holdings Co.
Ltd. 500 36,898
Taiyo Nippon Sanso Corp. 1,600 35,414
TDK Corp. 900 101,141
Terumo Corp. 12,200 432,787
Toho Gas Co. Ltd. 2,200 89,831
Tokio Marine Holdings, Inc. 5,700 319,136
Tokyo Electron Ltd. 2,500 545,825
Toyota Motor Corp. 25,200 1,775,630
Trend Micro, Inc. 3,300 168,860
Unicharm Corp. 4,300 145,199
United Urban Investment Corp., REIT 49 92,025
USS Co. Ltd. 4,900 92,626
West Japan Railway Co. 1,000 86,494
Yakult Honsha Co. Ltd. 1,500 82,669

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 19.1% (continued)
Yamaha Corp. 5,500 $ 304,939
Yokogawa Electric Corp. 2,900 50,927
21,767,790
—
Macau - 0.1%
Sands China Ltd. 12,800 68,391
SJM Holdings Ltd. 47,000 53,517
121,908
—
Netherlands - 5.4%
Adyen NV*(a)(b) 109 89,663
Akzo Nobel NV 2,058 210,171
ASML Holding NV 7,273 2,153,219
Koninklijke Ahold Delhaize NV 12,069 302,599
Koninklijke DSM NV 2,643 345,561
Koninklijke Philips NV 15,379 751,783
NN Group NV 3,452 131,255
Royal Dutch Shell plc, Class A 27,674 819,544
Royal Dutch Shell plc, Class B 21,527 639,001
Wolters Kluwer NV 10,278 750,453
6,193,249
—
Norway - 0.2%
Mowi ASA 9,504 247,113
Singapore - 0.7%
Ascendas, REIT 24,300 53,687
CapitaLand Commercial Trust, REIT 39,000 57,759
CapitaLand Mall Trust, REIT 29,500 54,002
DBS Group Holdings Ltd. 18,100 348,991
Singapore Telecommunications Ltd. 22,500 56,410
United Overseas Bank Ltd. 5,700 112,100
UOL Group Ltd. 9,700 60,033
742,982
—
South Africa - 0.6%
Anglo American plc 25,299 726,788
Spain - 2.5%
Aena SME SA(b) 481 92,216
Amadeus IT Group SA 8,150 667,459
Cellnex Telecom SA(b) 3,126 134,842
Endesa SA 9,654 257,808
Ferrovial SA 8,734 264,615
Grifols SA 3,042 107,478
Iberdrola SA 91,101 938,848
Naturgy Energy Group SA 9,641 242,770
Red Electrica Corp. SA 6,692 134,842
2,840,878
—
Sweden - 2.6%
Assa Abloy AB, Class B 13,823 323,119
Atlas Copco AB, Class A 15,506 618,931
Epiroc AB, Class A 2,785 34,058
Essity AB, Class B 3,342 107,633
Hennes & Mauritz AB, Class B 16,731 341,271
Hexagon AB, Class B 4,438 248,756
ICA Gruppen AB 1,355 63,295
Investor AB, Class B 1,829 99,852
Sandvik AB 13,130 255,738
INVESTMENTS SHARES VALUE
Sweden - 2.6% (continued)
Swedish Match AB 6,005 $ 309,358
Tele2 AB, Class B 8,627 125,213
Telefonaktiebolaget LM Ericsson,
Class B 38,322 334,851
Telia Co. AB 17,137 73,630
2,935,705
—
Switzerland - 13.4%
Alcon, Inc.* 5,547 314,191
Baloise Holding AG (Registered) 623 112,754
Barry Callebaut AG (Registered) 80 176,599
Chocoladefabriken Lindt & Spruengli
AG 18 139,667
Cie Financiere Richemont SA
(Registered) 3,111 243,128
Coca-Cola HBC AG* 2,201 74,812
EMS-Chemie Holding AG
(Registered) 421 276,780
Geberit AG (Registered) 528 296,357
Givaudan SA (Registered) 140 438,619
Kuehne + Nagel International AG
(Registered) 329 55,491
Lonza Group AG (Registered)* 1,635 596,460
Nestle SA (Registered) 36,429 3,943,996
Novartis AG (Registered) 23,334 2,209,487
Partners Group Holding AG 1,085 994,432
Roche Holding AG 9,591 3,117,102
Schindler Holding AG 229 58,235
SGS SA (Registered) 15 41,080
Sika AG (Registered)(a) 2,399 450,521
Sonova Holding AG (Registered) 898 205,290
STMicroelectronics NV 10,182 274,717
Straumann Holding AG (Registered) 464 455,152
Swiss Life Holding AG (Registered) 292 146,488
Swiss Re AG 1,392 156,381
Temenos AG (Registered)* 235 37,175
Vifor Pharma AG(a) 561 102,386
Zurich Insurance Group AG 856 351,131
15,268,431
—
United Kingdom - 8.3%
3i Group plc 5,219 75,946
Admiral Group plc 1,746 53,355
Ashtead Group plc 4,765 152,360
Associated British Foods plc 1,417 48,746
AstraZeneca plc 13,590 1,360,249
Auto Trader Group plc(b) 29,518 233,108
BAE Systems plc 37,113 277,877
Barratt Developments plc 7,602 75,271
BP plc 75,956 477,825
British American Tobacco plc 18,876 802,268
Bunzl plc 6,811 186,286
CK Hutchison Holdings Ltd. 7,000 66,748
CNH Industrial NV 5,768 63,332
Compass Group plc 27,316 684,588
Diageo plc 1,887 79,512
Direct Line Insurance Group plc 42,210 174,646
Experian plc 5,258 178,243
GlaxoSmithKline plc 17,591 413,337

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
United Kingdom - 8.3% (continued)
HSBC Holdings plc 119,863 $ 938,340
Intertek Group plc 3,758 291,201
Legal & General Group plc 45,149 181,366
M&G plc* 20,491 64,382
Persimmon plc 12,600 450,061
Prudential plc 20,491 392,621
Reckitt Benckiser Group plc 5,607 455,448
Sage Group plc (The) 32,325 320,686
Smith & Nephew plc 3,009 72,519
Taylor Wimpey plc 76,759 196,816
Unilever NV 4,081 234,212
Vodafone Group plc 172,430 334,751
Whitbread plc 1,309 84,010
9,420,110
—
United States - 0.1%
Bausch Health Cos., Inc.(1)* 2,876 86,089
QIAGEN NV* 2,407 82,014
168,103
—
TOTAL COMMON STOCKS
(Cost $86,353,407) 108,236,762
SHORT-TERM INVESTMENTS - 1.0%
INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash Investment
Fund, 1.61%(1)(d)
(Cost $1,167,140) 1,167,179 1,167,179
SECURITIES LENDING COLLATERAL - 0.6%
Investment Companies - 0.6%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(d)(e) 91,904 91,904
Limited Purpose Cash Investment
Fund 1.61%(1)(d)(e) 571,536 571,536
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $663,440) 663,440
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.4%
(Cost $88,183,987) 110,067,381
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.6%(f) 4,096,421
NET ASSETS - 100.0% $114,163,802
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,075,496 3.6%
Consumer Discretionary 13,314,045 11.7
Consumer Staples 11,937,013 10.4
Energy 4,084,036 3.6
Financials 14,873,774 13.0
Health Care 17,769,856 15.6
Industrials 12,823,708 11.2
Information Technology 12,203,749 10.7
Materials 6,545,932 5.7
Real Estate 4,451,195 3.9
Utilities 6,157,958 5.4
Short-Term Investments 1,167,179 1.0
Securities Lending Collateral 663,440 0.6
Total Investments In Securities
At Value 110,067,381 96.4
Other Assets in Excess of
Liabilities(f) 4,096,421 3.6
Net Assets
$ 114,163,802 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $667,661.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $1,793,084, which represents approximately
1.57% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of December 31, 2019.
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $45,818 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 45 3/2020 USD $ 4,582,125 $ (17,757)
$ (17,757)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 95.5%
Aerospace & Defense - 0.9%
Boeing Co. (The)
50,693 $ 16,513,752
Curtiss-Wright Corp.
19,992 2,816,673
General Dynamics Corp.
15,365 2,709,618
Hexcel Corp.
28,875 2,116,826
Huntington Ingalls Industries, Inc.
10,080 2,528,870
Lockheed Martin Corp.
20,121 7,834,715
Northrop Grumman Corp.
17,631 6,064,535
Teledyne Technologies, Inc.*
18,754 6,499,011
United Technologies Corp.
33,592 5,030,738
52,114,738
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.
89,699 7,014,462
Expeditors International of
Washington, Inc. 71,959 5,614,241
FedEx Corp.
49,790 7,528,746
20,157,449
Airlines - 0.2%
Southwest Airlines Co. 258,809 13,970,510
Auto Components - 0.1%
BorgWarner, Inc. 84,765 3,677,106
Banks - 4.8%
Bank of America Corp.
517,845 18,238,501
Bank of Hawaii Corp.
23,703 2,255,578
Commerce Bancshares, Inc.(a)
47,444 3,223,345
Cullen/Frost Bankers, Inc.(a)
52,073 5,091,698
East West Bancorp, Inc.
393,720 19,174,164
First Citizens BancShares , Inc.,
Class A 4,244 2,258,699
First Hawaiian, Inc.
94,612 2,729,556
JPMorgan Chase & Co.
585,010 81,550,394
M&T Bank Corp.
80,894 13,731,757
People's United Financial, Inc.
166,184 2,808,510
PNC Financial Services Group,
Inc. (The) 138,487 22,106,680
Popular, Inc.
60,655 3,563,481
Prosperity Bancshares, Inc.
29,817 2,143,544
SVB Financial Group*
159,320 39,995,693
Truist Financial Corp.
52,967 2,983,101
US Bancorp
621,018 36,820,157
Wells Fargo & Co.
309,769 16,665,572
Western Alliance Bancorp
36,858 2,100,906
277,441,336
Beverages - 3.2%
Brown-Forman Corp., Class B
111,860 7,561,736
Coca-Cola Co. (The)
1,268,460 70,209,261
Constellation Brands, Inc., Class
A 18,000 3,415,500
Monster Beverage Corp.*
314,672 19,997,406
PepsiCo, Inc.
601,178 82,162,997
183,346,900
INVESTMENTS SHARES VALUE
Biotechnology - 1.2%
AbbVie, Inc.
20,922 $ 1,852,434
Alexion Pharmaceuticals, Inc.*
43,227 4,675,000
Amgen, Inc.
41,330 9,963,423
Biogen, Inc.*
155,265 46,071,784
Gilead Sciences, Inc.
29,029 1,886,304
Vertex Pharmaceuticals, Inc.*
11,076 2,425,090
66,874,035
Capital Markets - 3.9%
Ameriprise Financial, Inc.
80,505 13,410,523
BlackRock, Inc.
90,932 45,711,516
Cboe Global Markets, Inc.
13,358 1,602,960
CME Group, Inc.
201,830 40,511,318
FactSet Research Systems, Inc.
20,618 5,531,809
Intercontinental Exchange, Inc.
287,999 26,654,307
MSCI, Inc.
6,578 1,698,308
Nasdaq, Inc.
20,719 2,219,005
Northern Trust Corp.
132,575 14,084,768
S&P Global, Inc.
104,478 28,527,718
SEI Investments Co.
71,226 4,663,879
State Street Corp.
216,502 17,125,308
T. Rowe Price Group, Inc.
190,058 23,156,667
224,898,086
Chemicals - 3.1%
Air Products & Chemicals, Inc.
114,815 26,980,377
Celanese Corp.
13,921 1,713,953
Eastman Chemical Co.
55,035 4,362,074
Ecolab, Inc.
305,904 59,036,413
Linde plc (United Kingdom)
154,233 32,836,206
LyondellBasell Industries NV,
Class A 35,298 3,334,955
NewMarket Corp.
4,069 1,979,650
PPG Industries, Inc.
129,561 17,295,098
Sherwin-Williams Co. (The)
56,210 32,800,783
180,339,509
Commercial Services & Supplies - 1.1%
Cintas Corp.
44,118 11,871,272
Copart , Inc.*
38,099 3,464,723
Republic Services, Inc.
142,026 12,729,790
Rollins, Inc.
122,701 4,068,765
Waste Management, Inc.
252,734 28,801,567
60,936,117
Communications Equipment - 0.9%
Cisco Systems, Inc.
926,161 44,418,682
F5 Networks, Inc.*
54,899 7,666,645
Ubiquiti, Inc.(a)
13,074 2,470,724
54,556,051
Construction & Engineering - 0.0%(b)
Fluor Corp. 135,446 2,557,220

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Consumer Finance - 1.4%
American Express Co.
344,237 $ 42,854,064
Capital One Financial Corp.
19,510 2,007,774
Credit Acceptance Corp.*(a)
38,005 16,810,752
Discover Financial Services
196,737 16,687,232
Synchrony Financial
54,263 1,954,011
80,313,833
Containers & Packaging - 0.1%
AptarGroup, Inc.
20,164 2,331,361
Avery Dennison Corp.
15,124 1,978,522
4,309,883
Distributors - 0.1%
Pool Corp. 21,125 4,486,528
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions,
Inc.* 18,637 2,800,955
H&R Block, Inc.
271,556 6,376,135
9,177,090
Diversified Financial Services - 0.0%(b)
Voya Financial, Inc. 35,946 2,191,987
Diversified Telecommunication Services - 0.9%
AT&T, Inc.
436,917 17,074,716
Verizon Communications, Inc.
554,477 34,044,888
51,119,604
Electric Utilities - 5.9%
Alliant Energy Corp.
134,337 7,350,921
American Electric Power Co.,
Inc. 323,717 30,594,494
Avangrid , Inc.
36,658 1,875,423
Duke Energy Corp.
452,102 41,236,223
Edison International
50,648 3,819,366
Entergy Corp.
74,666 8,944,987
Evergy , Inc.
183,274 11,929,305
Eversource Energy
174,252 14,823,618
Exelon Corp.
541,618 24,692,365
FirstEnergy Corp.
35,730 1,736,478
Hawaiian Electric Industries, Inc.
36,982 1,732,976
IDACORP, Inc.
17,553 1,874,660
NextEra Energy, Inc.
345,597 83,689,770
OGE Energy Corp.
161,643 7,188,264
Pinnacle West Capital Corp.
157,557 14,169,101
PPL Corp.
937,355 33,632,297
Southern Co. (The)
473,072 30,134,686
Xcel Energy, Inc.
318,018 20,190,963
339,615,897
Electrical Equipment - 0.5%
Eaton Corp. plc
18,407 1,743,511
Emerson Electric Co.
124,580 9,500,471
Hubbell, Inc.
16,554 2,447,012
INVESTMENTS SHARES VALUE
Electrical Equipment - 0.5% (continued)
Rockwell Automation, Inc.
59,943 $ 12,148,648
25,839,642
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A
72,890 7,888,885
Cognex Corp.
152,203 8,529,456
Dolby Laboratories, Inc., Class A
26,488 1,822,374
FLIR Systems, Inc.
42,716 2,224,222
Keysight Technologies, Inc.*
18,650 1,914,050
Littelfuse , Inc.
10,291 1,968,668
National Instruments Corp.
44,104 1,867,363
26,215,018
Energy Equipment & Services - 0.3%
Schlumberger Ltd. 386,226 15,526,285
Entertainment - 0.4%
Live Nation Entertainment, Inc.*
29,767 2,127,448
Madison Square Garden Co.
(The), Class A* 11,138 3,276,688
Netflix, Inc.*
9,355 3,026,997
Spotify Technology SA*
44,950 6,722,273
Walt Disney Co. (The)
72,775 10,525,448
25,678,854
Equity Real Estate Investment Trusts (REITs) - 1.1%
AvalonBay Communities, Inc.
30,778 6,454,146
Boston Properties, Inc.
13,808 1,903,571
Camden Property Trust
20,278 2,151,496
Equity Residential
75,057 6,073,612
Essex Property Trust, Inc.
20,610 6,200,725
Federal Realty Investment Trust
19,556 2,517,444
Lamar Advertising Co., Class A
37,680 3,363,317
Public Storage
9,602 2,044,842
Simon Property Group, Inc.
199,683 29,744,780
60,453,933
Food & Staples Retailing - 2.8%
Casey's General Stores, Inc.
48,111 7,649,168
Costco Wholesale Corp.
185,464 54,511,579
Sprouts Farmers Market, Inc.*
110,792 2,143,825
Sysco Corp.
473,995 40,545,532
Walmart, Inc.
498,668 59,261,705
164,111,809
Food Products - 3.0%
Archer-Daniels-Midland Co.
49,290 2,284,591
Campbell Soup Co.
196,117 9,692,102
Flowers Foods, Inc.
79,175 1,721,264
General Mills, Inc.
163,312 8,746,991
Hershey Co. (The)
127,713 18,771,257
Hormel Foods Corp.
443,710 20,015,758
Ingredion, Inc.
86,917 8,078,935
JM Smucker Co. (The)
91,413 9,518,836
Kellogg Co.
99,241 6,863,508
Kraft Heinz Co. (The)
234,616 7,538,212

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Food Products - 3.0% (continued)
Lamb Weston Holdings, Inc.
200,108 $ 17,215,291
McCormick & Co., Inc.
(Non-Voting) 112,509 19,096,153
Mondelez International, Inc.,
Class A 672,635 37,048,736
Pilgrim's Pride Corp.*
70,459 2,305,066
Post Holdings, Inc.*
17,880 1,950,708
170,847,408
Gas Utilities - 0.3%
Atmos Energy Corp.
111,656 12,489,840
UGI Corp.
126,607 5,717,572
18,207,412
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories
163,950 14,240,697
ABIOMED, Inc.*
23,266 3,968,947
Align Technology, Inc.*(a)
73,036 20,379,965
Baxter International, Inc.
19,782 1,654,171
Becton Dickinson and Co.
37,706 10,254,901
Cooper Cos., Inc. (The)(a)
33,784 10,854,461
Danaher Corp.
181,447 27,848,486
Edwards Lifesciences Corp.*
127,869 29,830,559
IDEXX Laboratories, Inc.*
22,642 5,912,505
Intuitive Surgical, Inc.*
79,607 47,059,678
Masimo Corp.*
40,742 6,439,681
Medtronic plc
112,448 12,757,226
ResMed , Inc.
43,011 6,665,415
Stryker Corp.
70,579 14,817,355
Varian Medical Systems, Inc.*
46,830 6,650,328
West Pharmaceutical Services,
Inc. 34,960 5,255,537
224,589,912
Health Care Providers & Services - 1.1%
Chemed Corp.
10,766 4,729,073
Encompass Health Corp.
25,577 1,771,719
Henry Schein, Inc.*
285,618 19,056,433
MEDNAX, Inc.*
97,055 2,697,158
Premier, Inc., Class A*
54,437 2,062,074
UnitedHealth Group, Inc.
116,052 34,116,967
64,433,424
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc.*
19,288 16,146,178
Choice Hotels International, Inc.
18,775 1,941,898
Darden Restaurants, Inc.
152,833 16,660,325
Domino's Pizza, Inc.
7,702 2,262,694
Dunkin' Brands Group, Inc.(a)
65,939 4,981,032
Las Vegas Sands Corp.
59,338 4,096,695
McDonald's Corp.
290,411 57,388,118
Royal Caribbean Cruises Ltd.
102,587 13,696,390
Starbucks Corp.
719,142 63,226,965
Wyndham Destinations, Inc.
104,155 5,383,772
INVESTMENTS SHARES VALUE
Hotels, Restaurants & Leisure - 3.5% (continued)
Yum! Brands, Inc.
152,915 $ 15,403,128
201,187,195
Household Durables - 0.1%
Garmin Ltd. 87,608 8,547,036
Household Products - 2.4%
Church & Dwight Co., Inc.
132,027 9,286,779
Clorox Co. (The)
123,640 18,983,686
Colgate-Palmolive Co.
355,709 24,487,007
Kimberly-Clark Corp.
82,880 11,400,144
Procter & Gamble Co. (The)
615,801 76,913,545
141,071,161
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Energy Corp. 494,057 11,358,370
Industrial Conglomerates - 1.8%
3M Co.
320,526 56,547,197
Honeywell International, Inc.
239,160 42,331,320
Roper Technologies, Inc.
17,209 6,095,944
104,974,461
Insurance - 6.1%
Aflac, Inc.
328,132 17,358,183
Alleghany Corp.*
13,283 10,620,688
Allstate Corp. (The)
217,397 24,446,293
American Financial Group, Inc.
54,574 5,984,039
Aon plc
127,922 26,644,873
Arch Capital Group Ltd.*
108,156 4,638,811
Arthur J Gallagher & Co.
96,160 9,157,317
Assurant, Inc.
58,831 7,711,567
Assured Guaranty Ltd.
94,144 4,614,939
Athene Holding Ltd., Class A*
66,059 3,106,755
Axis Capital Holdings Ltd.
105,683 6,281,798
Brown & Brown, Inc.
75,396 2,976,634
Chubb Ltd.
238,026 37,051,127
Cincinnati Financial Corp.
58,110 6,110,266
CNA Financial Corp.
21,170 948,628
Erie Indemnity Co., Class A
24,602 4,083,932
Everest Re Group Ltd.
64,582 17,878,881
Fidelity National Financial, Inc.
186,213 8,444,760
First American Financial Corp.
54,220 3,162,110
Globe Life, Inc.
37,452 3,941,823
Hanover Insurance Group, Inc.
(The) 27,460 3,752,958
Hartford Financial Services
Group, Inc. (The) 96,899 5,888,552
Lincoln National Corp.
226,006 13,336,614
Loews Corp.
33,950 1,782,035
Markel Corp.*
5,982 6,838,443
Marsh & McLennan Cos., Inc.
189,504 21,112,641
Mercury General Corp.
33,472 1,631,091
Old Republic International Corp.
126,961 2,840,118
Progressive Corp. (The)
284,952 20,627,675
Prudential Financial, Inc.
17,253 1,617,296

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Insurance - 6.1% (continued)
Reinsurance Group of America,
Inc. 30,379 $ 4,953,600
RenaissanceRe Holdings Ltd.
54,650 10,712,493
Travelers Cos., Inc. (The)
247,855 33,943,742
White Mountains Insurance
Group Ltd. 1,957 2,183,053
Willis Towers Watson plc
56,416 11,392,647
WR Berkley Corp.
92,964 6,423,812
354,200,194
Interactive Media & Services - 2.2%
Alphabet, Inc., Class A*
61,304 82,109,964
Facebook, Inc., Class A*
215,408 44,212,492
TripAdvisor, Inc.
94,194 2,861,614
129,184,070
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.*
31,255 57,754,239
Booking Holdings, Inc.*
19,553 40,156,583
97,910,822
IT Services - 6.3%
Accenture plc, Class A
219,184 46,153,575
Akamai Technologies, Inc.*
171,868 14,845,958
Amdocs Ltd.
67,589 4,879,250
Automatic Data Processing, Inc.
173,242 29,537,761
Broadridge Financial Solutions,
Inc. 36,384 4,494,879
Cognizant Technology Solutions
Corp., Class A 162,010 10,047,860
EPAM Systems, Inc.*
31,704 6,726,321
Fiserv, Inc.*
54,002 6,244,251
Gartner, Inc.*
14,850 2,288,385
Genpact Ltd.
97,293 4,102,846
Global Payments, Inc.
12,177 2,223,033
International Business Machines
Corp. 60,464 8,104,595
Jack Henry & Associates, Inc.
42,360 6,170,581
Mastercard , Inc., Class A
278,199 83,067,439
Paychex, Inc.
182,425 15,517,071
PayPal Holdings, Inc.*
232,443 25,143,359
VeriSign, Inc.*
64,122 12,355,027
Visa, Inc., Class A
443,572 83,347,179
365,249,370
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.
138,944 11,853,313
Bio- Techne Corp.
15,181 3,332,381
Charles River Laboratories
International, Inc.* 15,818 2,416,358
Illumina, Inc.*
70,976 23,545,578
Mettler -Toledo International, Inc.*
15,580 12,359,302
PerkinElmer, Inc.
39,550 3,840,305
Thermo Fisher Scientific, Inc.
97,578 31,700,165
INVESTMENTS SHARES VALUE
Life Sciences Tools & Services - 1.7% (continued)
Waters Corp.*
28,158 $ 6,579,117
95,626,519
Machinery - 2.5%
Caterpillar, Inc.
193,193 28,530,742
Cummins, Inc.
80,173 14,347,760
Donaldson Co., Inc.
29,583 1,704,573
Dover Corp.
41,412 4,773,147
Fortive Corp.
42,185 3,222,512
Gates Industrial Corp. plc*(a)
17,286 237,855
IDEX Corp.
29,273 5,034,956
Illinois Tool Works, Inc.
353,416 63,484,116
Lincoln Electric Holdings, Inc.
27,050 2,616,547
Parker-Hannifin Corp.
22,171 4,563,235
Stanley Black & Decker, Inc.
64,585 10,704,318
Toro Co. (The)
31,020 2,471,363
Xylem, Inc.(a)
28,343 2,233,145
143,924,269
Media - 0.3%
Cable One, Inc.
1,135 1,689,413
John Wiley & Sons, Inc., Class A
44,876 2,177,384
Omnicom Group, Inc.
154,641 12,529,014
16,395,811
Metals & Mining - 0.5%
Newmont Goldcorp Corp.
627,484 27,264,180
Royal Gold, Inc.
29,903 3,655,642
30,919,822
Multiline Retail - 0.2%
Dollar General Corp.
36,221 5,649,752
Target Corp.
37,857 4,853,646
10,503,398
Multi-Utilities - 4.7%
Ameren Corp.
301,688 23,169,638
CenterPoint Energy, Inc.
529,177 14,430,657
CMS Energy Corp.(a)
224,295 14,094,698
Consolidated Edison, Inc.
383,336 34,680,408
Dominion Energy, Inc.
672,035 55,657,939
DTE Energy Co.
135,871 17,645,567
MDU Resources Group, Inc.
109,166 3,243,322
Public Service Enterprise Group,
Inc. 551,937 32,591,880
Sempra Energy
256,367 38,834,473
WEC Energy Group, Inc.
378,803 34,937,000
269,285,582
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp.*(a)
1,084,346 3,090,386
Centennial Resource
Development, Inc., Class A*(a) 130,167 601,371
Chevron Corp.
34,802 4,193,989
ConocoPhillips
34,956 2,273,189

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Oil, Gas & Consumable Fuels - 1.3% (continued)
EOG Resources, Inc.
117,870 $ 9,872,791
Exxon Mobil Corp.
458,138 31,968,870
ONEOK, Inc.
294,816 22,308,727
Valero Energy Corp.
24,097 2,256,684
76,566,007
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 138,089 28,520,902
Nu Skin Enterprises, Inc., Class
A 59,218 2,426,754
30,947,656
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.
37,446 2,403,659
Eli Lilly & Co.
354,535 46,596,535
Jazz Pharmaceuticals plc*
16,320 2,436,250
Johnson & Johnson
479,772 69,984,342
Merck & Co., Inc.
322,415 29,323,644
Mylan NV*
371,342 7,463,974
Perrigo Co. plc
73,517 3,797,888
Pfizer, Inc.
548,616 21,494,775
Zoetis, Inc.
208,410 27,583,063
211,084,130
Professional Services - 0.6%
CoStar Group, Inc.*
22,785 13,632,266
Robert Half International, Inc.
112,127 7,080,820
Verisk Analytics, Inc.
75,313 11,247,243
31,960,329
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*
78,153 4,789,997
Jones Lang LaSalle, Inc.
32,383 5,637,557
10,427,554
Road & Rail - 0.3%
Landstar System, Inc.
41,886 4,769,559
Old Dominion Freight Line, Inc.
35,782 6,790,708
Union Pacific Corp.
36,731 6,640,597
18,200,864
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.
25,044 2,976,229
Broadcom, Inc.
32,808 10,367,984
Intel Corp.
269,110 16,106,233
Lam Research Corp.
19,572 5,722,853
Maxim Integrated Products, Inc.
43,630 2,683,681
Monolithic Power Systems, Inc.
15,625 2,781,563
NVIDIA Corp.
69,559 16,367,233
Skyworks Solutions, Inc.
32,574 3,937,545
Texas Instruments, Inc.
324,575 41,639,727
Xilinx, Inc.
74,195 7,254,045
109,837,093
INVESTMENTS SHARES VALUE
Software - 4.0%
Adobe, Inc.*
88,961 $ 29,340,227
ANSYS, Inc.*
46,957 12,087,201
Aspen Technology, Inc.*
20,151 2,436,861
Cadence Design Systems, Inc.*
142,727 9,899,545
Dropbox, Inc., Class A*
449,854 8,056,885
Fortinet, Inc.*
150,656 16,084,035
Intuit, Inc.
224,689 58,852,790
Manhattan Associates, Inc.*
33,515 2,672,821
Microsoft Corp.
511,570 80,674,589
Oracle Corp.
61,492 3,257,846
Pegasystems , Inc.
21,345 1,700,129
salesforce.com, Inc.*
19,828 3,224,826
Synopsys, Inc.*
16,359 2,277,173
VMware, Inc., Class A*
9,515 1,444,282
232,009,210
Specialty Retail - 3.3%
AutoZone, Inc.*
2,200 2,620,882
Best Buy Co., Inc.
76,448 6,712,134
Foot Locker, Inc.
73,931 2,882,570
Home Depot, Inc. (The)
316,365 69,087,789
Lowe's Cos., Inc.
211,466 25,325,168
O'Reilly Automotive, Inc.*
26,530 11,627,038
Ross Stores, Inc.
249,469 29,043,181
TJX Cos., Inc. (The)
390,628 23,851,746
Tractor Supply Co.
76,328 7,132,088
Ulta Beauty, Inc.*
14,971 3,789,759
Williams-Sonoma, Inc.
86,236 6,333,172
188,405,527
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc. 89,420 26,258,183
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd.*
208,838 7,967,170
Lululemon Athletica, Inc.*
90,544 20,976,329
NIKE, Inc., Class B
428,411 43,402,318
VF Corp.
45,432 4,527,753
76,873,570
Thrifts & Mortgage Finance - 0.0%(b)
TFS Financial Corp.(a) 34,788 684,628
Tobacco - 0.3%
Altria Group, Inc.
161,488 8,059,866
Philip Morris International, Inc.
109,509 9,318,121
17,377,987
Trading Companies & Distributors - 0.1%
Fastenal Co.
48,978 1,809,737
WW Grainger, Inc.
17,520 5,930,870
7,740,607
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp. 76,292 3,268,349

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Water Utilities - 0.4%
American Water Works Co., Inc.
160,112 $ 19,669,759
Aqua America, Inc.(a)
116,730 5,479,306
25,149,065
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.* 391,148 30,673,826
TOTAL COMMON STOCKS
(Cost $4,479,121,904) 5,505,790,241
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash
Investment Fund, 1.61%(c)(d)
(Cost $233,946,964) 233,949,614 233,949,614
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(c)(e) 3,045,858 3,045,858
Limited Purpose Cash
Investment Fund 1.61%(c)(d)(e) 18,941,727 18,941,727
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,987,585) 21,987,585
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $4,735,056,453) 5,761,727,440
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.0%(b)(f) 576,008
NET ASSETS - 100.0% $5,762,303,448
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 253,052,165 4.4%
Consumer Discretionary 600,768,270 10.4
Consumer Staples 707,702,921 12.3
Energy 92,092,292 1.6
Financials 939,730,064 16.3
Health Care 662,608,020 11.5
Industrials 485,644,556 8.4
Information Technology 814,124,925 14.1
Materials 215,569,214 3.7
Real Estate 70,881,487 1.3
Utilities 663,616,327 11.5
Short-Term Investments 233,949,614 4.1
Securities Lending Collateral 21,987,585 0.4
Total Investments In Securities
At Value 5,761,727,440 100.0
Other Assets in Excess of
Liabilities(f) 576,008 0.0(b)
Net Assets
$ 5,762,303,448 100.0%
All securities are United States companies, unless noted otherwise in parentheses.

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was
$21,426,072.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of December 31, 2019.
(d) For the period ended December 31, 2019, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(e) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $240,394 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
AFFILIATE
SHARES
HELD AT
9/30/19
SHARES
PURCHASED
SHARES
SOLD
SHARES
HELD AT
12/31/19
VALUE AT
12/31/19
DIVIDEND
INCOME
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Other Affiliates:
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash
Investment Fund,
1.61%(a)
(Cost $233,946,964) 183,506,793 756,306,777 (705,863,956) 233,949,614 $233,949,614 $1,114,738 $(30,152) $(14,365)
SECURITIES LENDING COLLATERAL - 0.3%
Limited Purpose Cash
Investment Fund,
1.61%(a)
(Cost $18,941,727) 39,751,406 60,546,062 (81,355,741) 18,941,727 $18,941,727 $657,782 $(783) $(3,975)
TOTAL $252,891,341 $1,772,520 $(30,935) $(18,340)
(a) Represents 7-day effective yield as of December 31, 2019.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 1,177 3/2020 USD $ 190,150,235 $ 3,117,924
$ 3,117,924

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.0%
Australia - 8 .6%
AGL Energy Ltd. 155,937 $ 2,244,493
Alumina Ltd. 152,611 246,498
Aristocrat Leisure Ltd. 26,039 615,279
AusNet Services 94,515 112,708
Australia & New Zealand Banking
Group Ltd. 34,236 590,434
BHP Group plc 11,661 273,263
BlueScope Steel Ltd. 23,605 250,015
Brambles Ltd. 31,065 255,687
Caltex Australia Ltd. 36,264 864,691
CIMIC Group Ltd. 14,462 336,236
Coca-Cola Amatil Ltd. 71,312 553,784
Cochlear Ltd. 9,887 1,558,252
Coles Group Ltd. 54,368 565,958
Commonwealth Bank of Australia 5,788 324,694
Crown Resorts Ltd. 47,782 402,860
CSL Ltd. 2,916 565,360
Flight Centre Travel Group Ltd. 11,343 350,840
Fortescue Metals Group Ltd. 57,682 434,828
Harvey Norman Holdings Ltd. 104,505 298,477
Incitec Pivot Ltd. 38,969 87,060
Insurance Australia Group Ltd. 13,086 70,313
National Australia Bank Ltd. 7,397 127,998
Newcrest Mining Ltd. 45,488 960,660
REA Group Ltd. 4,942 359,021
Rio Tinto plc 3,538 209,432
Sonic Healthcare Ltd. 30,852 622,067
Tabcorp Holdings Ltd. 60,089 191,029
Telstra Corp. Ltd. 1,140,159 2,832,146
Washington H Soul Pattinson & Co.
Ltd. 30,720 463,443
Wesfarmers Ltd. 37,776 1,097,836
Westpac Banking Corp. 22,429 383,014
Woolworths Group Ltd. 110,904 2,812,910
21,061,286
—
Austria - 0 .0% (a)
Raiffeisen Bank International AG 4,606 115,286
Belgium - 1 .7%
Ageas 9,834 581,510
Colruyt SA(b) 31,658 1,651,021
Groupe Bruxelles Lambert SA 1,075 113,435
KBC Group NV 9,780 737,360
Proximus SADP 31,236 895,028
Solvay SA 1,040 121,049
UCB SA 1,827 145,383
4,244,786
—
Canada - 12 .3%
Agnico Eagle Mines Ltd.(1) 12,718 783,324
Alimentation Couche-Tard, Inc., Class
B(1) 32,746 1,039,207
Atco Ltd., Class I(1) 2,617 100,303
Bank of Montreal(1) 11,490 890,496
Bank of Nova Scotia (The)(1) 17,764 1,003,419
BCE, Inc.(1) 52,885 2,450,087
Canadian Imperial Bank of
Commerce(1) 10,966 912,546
INVESTMENTS SHARES VALUE
Canada - 12.3% (continued)
Canadian National Railway Co.(1) 13,103 $ 1,185,329
Canadian Pacific Railway Ltd.(1) 3,409 869,032
Canadian Tire Corp. Ltd., Class A(1) 1,447 155,726
Canadian Utilities Ltd., Class A(1) 25,614 772,631
CI Financial Corp.(1) 42,079 703,504
Emera, Inc.(1) 2,988 128,374
Empire Co. Ltd., Class A(1) 41,382 970,695
Fortis, Inc.(1) 23,042 956,069
Franco-Nevada Corp.(1) 15,384 1,588,572
George Weston Ltd.(1) 1,315 104,325
Hydro One Ltd.(1)(c) 112,616 2,175,048
Imperial Oil Ltd.(1) 35,756 945,839
Intact Financial Corp.(1) 13,650 1,476,056
Kinross Gold Corp.(1)* 73,635 349,306
Loblaw Cos. Ltd.(1) 11,624 599,752
Magna International, Inc.(1) 18,002 987,057
Manulife Financial Corp.(1) 36,788 746,780
Metro, Inc.(1) 3,452 142,461
Power Financial Corp.(1) 45,691 1,229,405
Rogers Communications, Inc., Class
B(1) 13,888 689,614
Royal Bank of Canada(1) 17,262 1,365,885
Saputo, Inc.(1) 22,661 701,530
Shaw Communications, Inc., Class
B(1) 30,997 628,987
Sun Life Financial, Inc.(1) 9,175 418,353
Suncor Energy, Inc.(1) 23,506 770,410
Thomson Reuters Corp.(1) 2,445 174,900
Toronto-Dominion Bank (The)(1) 24,133 1,353,515
Wheaton Precious Metals Corp.(1) 20,091 597,833
29,966,370
—
Chile - 0 .1%
Antofagasta plc 18,359 222,286
China - 0 .2%
BOC Hong Kong Holdings Ltd. 70,500 244,736
Yangzijiang Shipbuilding Holdings Ltd. 225,600 188,053
432,789
—
Colombia - 0 .1%
Millicom International Cellular SA,
SDR(b) 3,630 174,327
Denmark - 2 .4%
Carlsberg A/S, Class B 677 101,033
Coloplast A/S, Class B 12,676 1,572,598
DSV Panalpina A/S 2,231 257,181
ISS A/S 4,642 111,337
Novo Nordisk A/S, Class B 33,152 1,921,120
Novozymes A/S, Class B(b) 11,837 579,387
Orsted A/S(c) 11,227 1,161,464
Pandora A/S 2,282 99,241
5,803,361
—
Finland - 1 .7%
Elisa OYJ 11,953 660,453
Fortum OYJ 24,078 594,328
Kone OYJ, Class B 15,644 1,022,926
Neste OYJ 25,429 884,955

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Finland - 1.7% (continued)
Nordea Bank Abp(b) 19,982 $ 161,658
Orion OYJ, Class B 9,891 458,069
Sampo OYJ, Class A 11,313 493,961
4,276,350
—
France - 6 .4%
Aeroports de Paris 1,214 240,364
Air Liquide SA(b) 6,292 892,022
AXA SA 20,508 579,479
BNP Paribas SA 5,327 316,627
Bouygues SA 7,303 311,305
Danone SA 7,784 646,430
Dassault Aviation SA 57 74,798
Dassault Systemes SE 4,259 702,417
Electricite de France SA 23,960 267,352
Engie SA 66,784 1,081,789
Eutelsat Communications SA 10,457 170,384
Hermes International 2,019 1,512,450
L'Oreal SA 8,806 2,604,001
Natixis SA 41,748 185,967
Pernod Ricard SA 898 160,686
Peugeot SA 14,621 352,032
Remy Cointreau SA 1,483 182,263
Sanofi 3,828 384,436
SCOR SE 4,154 174,866
Societe BIC SA 8,219 571,970
Societe Generale SA 30,162 1,052,593
Sodexo SA 2,939 348,596
Suez 49,436 749,117
TOTAL SA 30,641 1,700,286
Valeo SA(b) 13,724 486,424
15,748,654
—
Germany - 3 .7%
adidas AG 934 304,034
Allianz SE (Registered) 5,427 1,329,765
BASF SE 6,107 460,081
Beiersdorf AG 7,238 864,316
Carl Zeiss Meditec AG 560 71,193
Deutsche Lufthansa AG (Registered) 9,263 170,168
Evonik Industries AG 2,967 90,619
FUCHS PETROLUB SE (Preference) 8,133 404,076
Hannover Rueck SE 3,423 660,005
HeidelbergCement AG 1,816 131,959
Henkel AG & Co. KGaA (Preference) 9,982 1,031,146
HUGO BOSS AG 2,039 98,696
KION Group AG 1,074 73,856
METRO AG 15,401 247,820
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 350 103,283
SAP SE 6,643 894,136
Siemens Healthineers AG(c) 13,458 645,137
Telefonica Deutschland Holding AG 384,247 1,114,666
Volkswagen AG (Preference) 1,849 363,954
9,058,910
—
INVESTMENTS SHARES VALUE
Hong Kong - 3 .5%
CLP Holdings Ltd. 195,500 $ 2,052,246
Hang Seng Bank Ltd. 16,800 347,256
HK Electric Investments & HK Electric
Investments Ltd.(d) 1,121,000 1,104,873
HKT Trust & HKT Ltd. 172,000 242,397
Hong Kong & China Gas Co. Ltd. 774,416 1,513,108
MTR Corp. Ltd. 151,000 892,337
Power Assets Holdings Ltd. 295,000 2,158,108
Vitasoy International Holdings Ltd. 50,000 181,381
8,491,706
—
Italy - 0 .5%
Assicurazioni Generali SpA 20,165 416,302
Enel SpA 89,661 712,252
1,128,554
—
Japan - 29 .7%
ABC-Mart, Inc. 18,100 1,235,531
Amada Holdings Co. Ltd. 14,100 160,370
ANA Holdings, Inc. 7,500 250,377
Asahi Group Holdings Ltd. 7,500 342,154
Asahi Kasei Corp. 18,500 207,726
Astellas Pharma, Inc. 96,300 1,643,840
Bandai Namco Holdings, Inc. 16,400 997,648
Bank of Kyoto Ltd. (The) 1,700 72,490
Bridgestone Corp. 24,700 917,608
Calbee, Inc. 70,600 2,300,241
Canon, Inc. 27,600 755,370
Casio Computer Co. Ltd. 13,600 271,776
Central Japan Railway Co. 3,700 743,954
Chiba Bank Ltd. (The) 14,500 83,374
Chubu Electric Power Co., Inc. 7,400 104,605
Chugai Pharmaceutical Co. Ltd. 8,400 773,600
Chugoku Electric Power Co., Inc.
(The) 12,500 164,314
Daicel Corp. 21,500 205,548
East Japan Railway Co. 10,000 902,620
Eisai Co. Ltd. 11,200 838,051
Fast Retailing Co. Ltd. 1,900 1,128,741
FUJIFILM Holdings Corp. 21,100 1,007,649
Fujitsu Ltd. 900 84,650
Fukuoka Financial Group, Inc. 8,800 168,133
Hakuhodo DY Holdings, Inc. 17,300 278,375
Hamamatsu Photonics KK 9,000 368,824
Hisamitsu Pharmaceutical Co., Inc. 7,800 379,872
Hitachi Ltd. 9,100 383,981
Hoshizaki Corp. 4,300 383,389
Hoya Corp. 19,700 1,880,602
ITOCHU Corp. 51,900 1,202,870
J Front Retailing Co. Ltd. 17,900 249,656
Japan Airlines Co. Ltd. 65,100 2,026,946
Japan Post Bank Co. Ltd. 75,700 726,326
Japan Post Holdings Co. Ltd. 51,000 479,628
Japan Tobacco, Inc. 39,600 882,944
JGC Holdings Corp. 21,000 334,237
JTEKT Corp. 9,100 107,499
Kakaku.com, Inc. 7,800 199,158
Kamigumi Co. Ltd. 27,500 604,502
Kansai Paint Co. Ltd. 6,100 149,018
Kao Corp. 13,600 1,121,661

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 29.7% (continued)
KDDI Corp. 85,400 $ 2,548,026
Kikkoman Corp. 2,600 127,282
Kirin Holdings Co. Ltd. 25,900 565,309
Kose Corp. 2,200 320,681
Kyocera Corp. 3,400 231,729
Kyushu Railway Co. 30,800 1,031,110
Lawson, Inc. 6,200 351,928
Lion Corp. 14,600 283,805
Makita Corp. 2,100 72,523
Maruichi Steel Tube Ltd. 2,900 81,497
McDonald's Holdings Co. Japan Ltd. 17,000 819,039
Medipal Holdings Corp. 34,500 761,428
MEIJI Holdings Co. Ltd. 3,700 250,047
Mitsubishi Corp. 20,900 553,670
Mitsubishi Electric Corp. 6,400 87,140
Mitsubishi UFJ Financial Group, Inc. 52,500 283,833
Mitsui & Co. Ltd. 29,900 531,488
Mizuho Financial Group, Inc. 1,297,400 1,998,540
Murata Manufacturing Co. Ltd. 1,500 92,323
Nexon Co. Ltd.* 60,400 801,223
NH Foods Ltd. 3,300 136,697
Nippon Express Co. Ltd. 3,400 199,305
Nippon Paint Holdings Co. Ltd. 1,900 97,815
Nippon Telegraph & Telephone Corp. 62,000 1,566,969
Nisshin Seifun Group, Inc. 18,800 328,012
Nissin Foods Holdings Co. Ltd. 8,100 601,609
Nitori Holdings Co. Ltd. 1,200 189,422
Nitto Denko Corp. 11,400 640,997
Nomura Research Institute Ltd. 16,661 356,313
Omron Corp. 13,300 775,233
Ono Pharmaceutical Co. Ltd. 3,300 75,340
Oracle Corp. Japan 7,700 698,843
Oriental Land Co. Ltd. 6,900 941,445
Osaka Gas Co. Ltd. 79,800 1,526,031
Otsuka Corp. 12,400 495,193
Otsuka Holdings Co. Ltd. 5,000 222,871
Pola Orbis Holdings, Inc. 5,500 131,005
Recruit Holdings Co. Ltd. 24,600 921,402
Rinnai Corp. 12,700 992,495
Ryohin Keikaku Co. Ltd. 5,000 116,532
Sankyo Co. Ltd. 25,800 856,889
Secom Co. Ltd. 9,800 874,579
Sekisui Chemical Co. Ltd. 21,600 374,758
Sekisui House Ltd. 5,900 125,994
Seven & i Holdings Co. Ltd. 50,800 1,862,096
Seven Bank Ltd. 27,700 90,748
Shimamura Co. Ltd. 1,700 129,241
Shimano, Inc. 3,100 502,916
Shionogi & Co. Ltd. 17,300 1,070,204
Softbank Corp. 157,400 2,110,683
Stanley Electric Co. Ltd. 11,700 337,911
Sumitomo Dainippon Pharma Co. Ltd. 11,700 226,689
Sumitomo Mitsui Financial Group, Inc. 4,300 158,822
Sundrug Co. Ltd. 34,300 1,241,042
Suntory Beverage & Food Ltd. 39,500 1,649,072
Suzuken Co. Ltd. 10,200 415,731
Suzuki Motor Corp. 5,200 217,058
Sysmex Corp. 10,800 735,317
T&D Holdings, Inc. 48,100 608,259
INVESTMENTS SHARES VALUE
Japan - 29.7% (continued)
Taisho Pharmaceutical Holdings Co.
Ltd. 1,000 $ 73,795
Toho Co. Ltd. 10,500 437,558
Toho Gas Co. Ltd. 30,400 1,241,298
Tohoku Electric Power Co., Inc. 38,100 377,708
Tokio Marine Holdings, Inc. 6,700 375,125
Tokyo Electric Power Co. Holdings,
Inc.* 48,800 208,891
Tokyo Gas Co. Ltd. 70,400 1,710,643
Toyo Suisan Kaisha Ltd. 38,900 1,651,920
Toyota Motor Corp. 4,000 281,846
USS Co. Ltd. 26,300 497,157
West Japan Railway Co. 10,400 899,533
Yakult Honsha Co. Ltd. 11,500 633,794
Yamada Denki Co. Ltd. 79,000 419,176
Yamaha Corp. 4,500 249,496
72,571,957
—
Macau - 0 .7%
Galaxy Entertainment Group Ltd. 100,000 736,161
Sands China Ltd. 170,800 912,597
1,648,758
—
Netherlands - 1 .5%
Adyen NV*(c) 145 119,276
Akzo Nobel NV 4,481 457,617
ASML Holding NV 2,406 712,312
Koninklijke Ahold Delhaize NV 43,960 1,102,184
Koninklijke Vopak NV(b) 9,266 503,518
Randstad NV 3,285 201,289
Royal Dutch Shell plc, Class A 19,109 565,898
3,662,094
—
Norway - 1 .9%
Equinor ASA 21,715 433,047
Gjensidige Forsikring ASA 32,786 688,208
Mowi ASA 30,849 802,103
Norsk Hydro ASA 115,554 429,701
Orkla ASA 117,715 1,193,725
Telenor ASA 58,817 1,054,335
Yara International ASA 2,554 106,409
4,707,528
—
Singapore - 4 .0%
ComfortDelGro Corp. Ltd. 736,800 1,303,700
DBS Group Holdings Ltd. 68,100 1,313,053
Genting Singapore Ltd. 1,159,200 793,807
Oversea-Chinese Banking Corp. Ltd. 134,400 1,099,468
SATS Ltd. 161,400 607,529
Singapore Airlines Ltd. 137,600 925,126
Singapore Telecommunications Ltd. 677,900 1,699,576
United Overseas Bank Ltd. 58,200 1,144,598
Wilmar International Ltd. 306,900 940,249
9,827,106
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
South Africa - 0 .2%
Anglo American plc 17,450 $ 501,303
Spain - 1 .6%
Banco Bilbao Vizcaya Argentaria SA 40,234 225,887
Endesa SA 13,559 362,089
Iberdrola SA 77,077 794,322
Industria de Diseno Textil SA 28,514 1,007,699
Mapfre SA 123,347 327,060
Red Electrica Corp. SA 57,865 1,165,967
3,883,024
—
Sweden - 3 .0%
Atlas Copco AB, Class A 8,913 355,768
Essity AB, Class B 44,961 1,448,024
Hennes & Mauritz AB, Class B 43,388 885,009
ICA Gruppen AB 18,248 852,400
Investor AB, Class B 6,133 334,824
L E Lundbergforetagen AB, Class B 8,324 365,411
Sandvik AB 3,762 73,274
Securitas AB, Class B 34,057 586,776
Skandinaviska Enskilda Banken AB,
Class A 19,770 185,835
Skanska AB, Class B 36,027 814,989
Swedish Match AB 11,013 567,354
Tele2 AB, Class B 24,152 350,543
Telia Co. AB 139,404 598,953
7,419,160
—
Switzerland - 5 .3%
Alcon, Inc.* 2,254 127,670
Chocoladefabriken Lindt & Spruengli
AG 37 287,093
Coca-Cola HBC AG* 17,070 580,209
Credit Suisse Group AG (Registered)* 41,285 558,077
EMS-Chemie Holding AG
(Registered)(b) 562 369,479
Geberit AG (Registered) 423 237,422
Kuehne + Nagel International AG
(Registered) 4,362 735,724
LafargeHolcim Ltd. (Registered)* 1,838 101,968
Nestle SA (Registered) 19,930 2,157,727
Novartis AG (Registered) 11,270 1,067,152
Pargesa Holding SA 1,225 101,775
Partners Group Holding AG 212 194,304
Roche Holding AG 6,777 2,202,544
Schindler Holding AG 1,698 431,803
SGS SA (Registered) 496 1,358,382
Sika AG (Registered) 1,440 270,426
Sonova Holding AG (Registered) 1,598 365,316
Swatch Group AG (The) 438 122,292
Swiss Life Holding AG (Registered) 1,324 664,212
Swisscom AG (Registered) 887 469,556
UBS Group AG (Registered)* 25,595 322,993
Zurich Insurance Group AG 638 261,707
12,987,831
—
United Kingdom - 8 .8%
Admiral Group plc 20,048 612,634
Associated British Foods plc 27,947 961,402
AstraZeneca plc 8,795 880,309
INVESTMENTS SHARES VALUE
United Kingdom - 8.8% (continued)
Aviva plc 111,130 $ 616,833
Barclays plc 489,615 1,167,475
Barratt Developments plc 73,837 731,093
Berkeley Group Holdings plc 4,493 289,230
BP plc 57,637 362,583
British American Tobacco plc 8,440 358,718
BT Group plc 63,247 161,165
Burberry Group plc 2,805 81,894
Compass Group plc 21,373 535,645
Diageo plc 44,430 1,872,134
Direct Line Insurance Group plc 371,840 1,538,507
easyJet plc 5,063 95,371
Fiat Chrysler Automobiles NV 43,390 643,323
GlaxoSmithKline plc 18,799 441,721
HSBC Holdings plc 89,959 704,239
Imperial Brands plc 3,043 75,285
ITV plc 483,244 966,863
Kingfisher plc 103,321 297,433
Legal & General Group plc 199,597 801,793
Marks & Spencer Group plc 98,848 280,280
Mondi plc 26,110 612,259
National Grid plc 75,317 941,249
Next plc 6,479 603,731
Pearson plc 12,922 109,166
Persimmon plc 24,614 879,190
Reckitt Benckiser Group plc 4,928 400,294
Sage Group plc (The) 17,119 169,832
Smith & Nephew plc 26,447 637,392
SSE plc 19,116 364,585
Taylor Wimpey plc 667,509 1,711,542
Vodafone Group plc 45,700 88,721
Whitbread plc 9,889 634,663
21,628,554
—
United States - 0 .1%
Ferguson plc 3,329 302,962
TOTAL COMMON STOCKS
(Cost $206,470,235) 239,864,942
SHORT-TERM INVESTMENTS - 1.3%
INVESTMENT COMPANIES - 1 .3%
Limited Purpose Cash Investment
Fund, 1.61%(1)(e)
(Cost $3,167,921) 3,167,921 3,167,921

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 1.5%
Investment Companies - 1 .5%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(e)(f) 525,726 $ 525,726
Limited Purpose Cash Investment
Fund 1.61%(1)(e)(f) 3,269,409 3,269,409
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $3,795,135) 3,795,135
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.8%
(Cost $213,433,291) 246,827,998
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.8)%(g) (1,973,285)
NET ASSETS - 100.0% $244,854,713
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 23,657,980 9 .7%
Consumer Discretionary 30,662,456 12 .5
Consumer Staples 43,540,921 17 .8
Energy 7,494,669 3 .0
Financials 37,484,669 15 .3
Health Care 22,763,059 9 .3
Industrials 26,653,108 10 .9
Information Technology 7,848,083 3 .2
Materials 12,914,031 5 .3
Utilities 26,845,966 11 .0
Short-Term Investments 3,167,921 1 .3
Securities Lending Collateral 3,795,135 1 .5
Total Investments In Securities
At Value 246,827,998 100 .8
Liabilities in Excess of Other
Assets(g) (1,973,285) ( 0 .8 )
Net Assets
$ 244,854,713 100 .0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $3,613,558.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $4,100,925, which represents approximately
1.67% of net assets of the fund.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2019, the value of these securities amounted to $1,104,873 or
0.45% of net assets.
(e) Represents 7-day effective yield as of December 31, 2019.
(f) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 16 3/2020 USD $ 1,629,200 $ 7,710
$ 7,710

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 96.8%
Brazil - 4.8%
Ambev SA, ADR(1)* 112,266 $ 523,160
BB Seguridade Participacoes SA(1) 29,300 276,051
Cia de Saneamento Basico do Estado
de Sao Paulo, ADR(1)* 35,013 526,946
Engie Brasil Energia SA(1) 46,475 591,407
Equatorial Energia SA(1) 38,000 215,945
Hapvida Participacoes e
Investimentos SA(1)(a) 3,200 50,911
Hypera SA(1)* 7,800 69,203
IRB Brasil Resseguros S/A(1) 15,000 145,499
Lojas Renner SA(1)* 10,450 145,500
Porto Seguro SA(1) 2,300 35,998
Sul America SA(1) 14,200 212,222
Telefonica Brasil SA, ADR(1) 28,113 402,578
TIM Participacoes SA, ADR(1) 32,998 630,591
Vale SA, ADR(1)* 10,095 133,254
WEG SA(1) 16,854 146,431
4,105,696
—
Chile - 2.2%
Aguas Andinas SA, Class A(1) 1,021,362 433,293
Banco de Chile(1) 2,669,256 282,917
Banco de Credito e Inversiones SA(1) 516 23,400
Cia Cervecerias Unidas SA, ADR(1) 24,153 458,182
Embotelladora Andina SA
(Preference), Class B(1) 40,887 118,482
Enel Chile SA, ADR(1) 56,274 267,302
SACI Falabella (1) 74,481 321,023
1,904,599
—
China - 20.7%
3SBio, Inc.*(a) 19,500 25,262
Agricultural Bank of China Ltd., Class
H 639,000 281,263
ANTA Sports Products Ltd. 28,000 250,689
Bank of Beijing Co. Ltd., Class A 839,717 685,725
Bank of China Ltd., Class H 647,000 276,579
Bank of Communications Co. Ltd.,
Class H 296,000 210,333
Beijing Capital International Airport
Co. Ltd., Class H 194,000 187,918
China Communications Services
Corp. Ltd., Class H 200,000 145,797
China Conch Venture Holdings Ltd. 6,000 26,171
China Construction Bank Corp., Class
H 508,000 440,457
China Education Group Holdings Ltd.
(b) 74,000 96,907
China Everbright Bank Co. Ltd., Class
H 135,000 62,701
China Gas Holdings Ltd. 43,000 161,001
China Huishan Dairy Holdings Co.
Ltd.(3)*(c) 700,000 1
China Longyuan Power Group Corp.
Ltd., Class H 473,000 299,121
China Medical System Holdings Ltd. 28,000 40,303
China Mobile Ltd. 143,500 1,212,554
INVESTMENTS SHARES VALUE
China - 20.7% (continued)
China Resources Beer Holdings Co.
Ltd. 26,000 $ 143,821
China Resources Gas Group Ltd. 154,000 846,194
China Resources Pharmaceutical
Group Ltd.(a) 98,000 90,851
China Resources Power Holdings
Co. Ltd. 356,000 499,858
China Shenhua Energy Co. Ltd.,
Class H 145,000 303,181
China Telecom Corp. Ltd., Class H 1,698,000 699,557
China Tower Corp. Ltd., Class H(a)(d) 1,268,000 280,139
China Unicom Hong Kong Ltd. 498,000 468,927
China United Network
Communications Ltd., Class A 53,400 45,250
China Yangtze Power Co. Ltd., Class
A 103,229 272,801
CSPC Pharmaceutical Group Ltd. 248,000 591,827
Dali Foods Group Co. Ltd.(a) 761,000 563,790
ENN Energy Holdings Ltd. 48,200 526,595
Guangdong Investment Ltd. 558,000 1,167,090
Hengan International Group Co. Ltd. 6,000 42,738
Hua Hong Semiconductor Ltd.(a) 57,000 129,833
Huaneng Renewables Corp. Ltd.,
Class H 208,000 80,883
Industrial & Commercial Bank of
China Ltd., Class H 807,000 622,624
Industrial Bank Co. Ltd., Class A 40,200 114,428
Jiangsu Expressway Co. Ltd., Class H 170,000 232,954
Jiangsu Yanghe Brewery Joint-Stock
Co. Ltd., Class A 15,400 244,928
Kunlun Energy Co. Ltd. 172,000 151,952
Kweichow Moutai Co. Ltd., Class A 4,549 774,609
Li Ning Co. Ltd. 50,500 151,464
People's Insurance Co. Group of
China Ltd. (The), Class H 630,000 261,937
PICC Property & Casualty Co. Ltd.,
Class H 34,000 40,981
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 456,000 546,402
Shanghai Pudong Development Bank
Co. Ltd., Class A 14,900 26,500
Shenzhen Expressway Co. Ltd.,
Class H 76,000 109,057
Shenzhen International Holdings Ltd. 58,000 127,422
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A 4,300 112,547
Shenzhou International Group
Holdings Ltd. 16,000 233,841
Sinopec Shanghai Petrochemical Co.
Ltd., Class H 190,000 57,357
Sinopharm Group Co. Ltd., Class H 12,000 43,787
Tencent Holdings Ltd. 17,800 857,536
Tingyi Cayman Islands Holding Corp. 198,000 337,934
Tong Ren Tang Technologies Co. Ltd.,
Class H 26,000 25,542
Uni -President China Holdings Ltd. 340,000 357,195
Want Want China Holdings Ltd. 235,000 219,505
Wens Foodstuffs Group Co. Ltd.,
Class A 5,600 27,046
Wuliangye Yibin Co. Ltd., Class A 16,100 308,302

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
China - 20.7% (continued)
Yihai International Holding Ltd.* 21,000 $ 123,274
Zhongsheng Group Holdings Ltd. 107,500 440,266
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 29,700 107,457
17,812,964
—
Hong Kong - 1.2%
Haier Electronics Group Co. Ltd. 82,000 256,196
SSY Group Ltd. 68,000 55,079
Sun Art Retail Group Ltd. 578,000 701,343
1,012,618
—
India - 8.3%
Adani Ports & Special Economic Zone
Ltd. 39,950 204,929
Axis Bank Ltd., GDR(b) 1,867 99,136
Britannia Industries Ltd. 4,670 198,173
Coal India Ltd. 87,070 258,138
Colgate-Palmolive India Ltd. 10,611 217,555
Dabur India Ltd. 4,728 30,376
Dr Reddy's Laboratories Ltd. 6,143 247,594
Hindustan Unilever Ltd. 43,812 1,180,691
Infosys Ltd., ADR(1) 61,886 638,664
InterGlobe Aviation Ltd.(a) 6,625 123,816
ITC Ltd. 280,469 934,195
Larsen & Toubro Ltd., GDR(b) 10,081 185,212
Nestle India Ltd. 4,473 926,573
NTPC Ltd. 23,786 39,682
Oil & Natural Gas Corp. Ltd. 121,703 219,765
Page Industries Ltd. 373 122,297
Reliance Industries Ltd., GDR(a) 7,223 306,419
State Bank of India, GDR*(b) 4,168 195,085
Tata Consultancy Services Ltd. 15,967 483,493
Wipro Ltd., ADR(1) 151,128 566,730
7,178,523
—
Indonesia - 2.0%
Bank Central Asia Tbk . PT 335,400 806,639
Hanjaya Mandala Sampoerna Tbk . PT 1,467,800 221,699
Indofood CBP Sukses Makmur Tbk .
PT 132,900 106,722
Telekomunikasi Indonesia Persero
Tbk . PT 782,200 224,083
Unilever Indonesia Tbk . PT 129,700 392,073
1,751,216
—
Malaysia - 6.8%
AirAsia Group Bhd. 117,500 48,854
DiGi.Com Bhd. 183,500 200,290
Genting Bhd. 130,000 192,368
Hong Leong Bank Bhd. 130,200 550,960
IHH Healthcare Bhd. 46,900 62,793
Kuala Lumpur Kepong Bhd. 15,400 93,441
Malayan Banking Bhd. 352,900 745,739
Malaysia Airports Holdings Bhd. 14,300 26,577
Nestle Malaysia Bhd. 13,400 481,836
Petronas Chemicals Group Bhd. 435,800 783,178
Petronas Gas Bhd. 120,600 490,253
PPB Group Bhd. 124,600 574,192
INVESTMENTS SHARES VALUE
Malaysia - 6.8% (continued)
Public Bank Bhd. 215,100 $ 1,023,046
Sime Darby Plantation Bhd. 204,300 272,293
Tenaga Nasional Bhd. 70,200 227,694
Westports Holdings Bhd. 66,000 68,000
5,841,514
—
Mexico - 5.1%
Alsea SAB de CV(1)* 16,300 42,958
Arca Continental SAB de CV(1) 69,600 368,034
Coca-Cola Femsa SAB de CV,
ADR(1) 2,018 122,331
Fomento Economico Mexicano SAB
de CV, ADR(1) 4,174 394,485
Gruma SAB de CV, Class B(1) 31,105 319,366
Grupo Aeroportuario del Pacifico SAB
de CV, ADR(1) 5,603 664,572
Grupo Aeroportuario del Sureste SAB
de CV, ADR(1) 1,447 271,153
Grupo Bimbo SAB de CV, Series A(1) 60,100 109,440
Infraestructura Energetica Nova SAB
de CV(1) 28,700 134,988
Kimberly-Clark de Mexico SAB de CV,
Class A(1)* 91,500 181,476
Promotora y Operadora de
Infraestructura SAB de CV(1) 73,340 750,719
Wal-Mart de Mexico SAB de CV(1) 350,500 1,003,813
4,363,335
—
Philippines - 0.4%
Bank of the Philippine Islands 167,390 290,311
BDO Unibank , Inc. 12,190 38,000
Jollibee Foods Corp. 8,570 36,515
364,826
—
Poland - 1.4%
Bank Polska Kasa Opieki SA 7,801 206,442
CD Projekt SA 962 70,938
LPP SA 260 604,441
Powszechny Zaklad Ubezpieczen SA 30,380 320,857
1,202,678
—
Russia - 0.8%
Novolipetsk Steel PJSC, GDR(b) 3,301 76,094
Polyus PJSC, GDR(b) 3,139 177,825
Severstal PJSC, GDR(b) 20,460 309,633
Tatneft PJSC, ADR 1,177 87,149
650,701
—
South Africa - 7.6%
Absa Group Ltd. 4,155 44,326
AngloGold Ashanti Ltd., ADR(1) 6,233 139,245
Bid Corp. Ltd. 2,641 62,279
Bidvest Group Ltd. (The) 12,420 181,568
Capitec Bank Holdings Ltd. 5,923 611,486
Clicks Group Ltd. 12,880 236,161
Exxaro Resources Ltd. 10,955 102,406
FirstRand Ltd. 93,749 420,650
Foschini Group Ltd. (The) 23,135 247,117
Impala Platinum Holdings Ltd.* 19,632 200,587

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
South Africa - 7.6% (continued)
Kumba Iron Ore Ltd. 8,456 $ 251,585
Mr Price Group Ltd. 54,385 710,029
MultiChoice Group* 3,021 25,169
Naspers Ltd., Class N 216 35,348
Nedbank Group Ltd. 2,862 43,822
Pick n Pay Stores Ltd. 164,150 749,044
RMB Holdings Ltd. 175,983 1,012,204
Sanlam Ltd. 6,667 37,668
Shoprite Holdings Ltd. 15,793 142,043
Sibanye Gold Ltd.* 35,149 89,811
SPAR Group Ltd. (The) 13,671 193,131
Standard Bank Group Ltd. 27,503 330,805
Telkom SA SOC Ltd. 21,288 52,997
Tiger Brands Ltd. 30,449 458,336
Vodacom Group Ltd. 22,566 185,894
6,563,711
—
South Korea - 11.8%
Amorepacific Corp.* 3,031 521,990
BGF retail Co. Ltd.* 2,869 419,787
Celltrion , Inc.* 1,072 167,110
Cheil Worldwide, Inc.* 12,831 266,809
DB Insurance Co. Ltd.* 10,818 488,666
GS Holdings Corp.* 3,479 155,212
Hyundai Glovis Co. Ltd.* 2,099 258,987
Hyundai Marine & Fire Insurance Co.
Ltd.* 6,542 152,264
Hyundai Mobis Co. Ltd. 883 195,355
Industrial Bank of Korea 6,020 61,364
Kangwon Land, Inc.* 28,745 735,356
Kia Motors Corp.* 3,822 145,964
KT&G Corp. 13,952 1,128,822
LG Household & Health Care Ltd.* 310 336,738
Medy-Tox , Inc. 772 200,764
NCSoft Corp.* 1,533 715,306
Pearl Abyss Corp.* 384 61,520
S-1 Corp.* 8,200 664,743
Samsung Electronics Co. Ltd. 24,731 1,191,709
Samsung Fire & Marine Insurance
Co. Ltd.* 1,640 344,786
Samsung Life Insurance Co. Ltd.* 2,063 132,630
Samsung SDS Co. Ltd.* 2,132 357,803
SK Hynix, Inc. 8,448 687,141
SK Telecom Co. Ltd. 2,094 431,466
Woongjin Coway Co. Ltd. 2,743 220,523
Yuhan Corp.* 639 130,404
10,173,219
—
Taiwan - 15.8%
Advantech Co. Ltd. 33,998 342,827
Asustek Computer, Inc. 19,000 146,639
Chang Hwa Commercial Bank Ltd. 875,212 663,218
China Life Insurance Co. Ltd.* 234,000 199,778
Chunghwa Telecom Co. Ltd. 334,600 1,227,449
CTBC Financial Holding Co. Ltd. 321,000 240,154
Delta Electronics, Inc. 7,000 35,423
E.Sun Financial Holding Co. Ltd. 523,961 488,288
Eclat Textile Co. Ltd. 20,000 269,229
Eva Airways Corp. 354,000 162,365
INVESTMENTS SHARES VALUE
Taiwan - 15.8% (continued)
Far EasTone Telecommunications
Co. Ltd. 361,000 $ 868,258
Feng TAY Enterprise Co. Ltd. 20,944 136,314
First Financial Holding Co. Ltd. 1,495,197 1,183,118
Formosa Petrochemical Corp. 130,000 422,820
Formosa Plastics Corp. 10,000 33,304
Fubon Financial Holding Co. Ltd. 165,000 255,525
Hua Nan Financial Holdings Co. Ltd. 1,093,582 803,234
Mega Financial Holding Co. Ltd. 763,000 779,115
Nien Made Enterprise Co. Ltd. 13,000 120,256
Novatek Microelectronics Corp. 22,000 161,194
Pou Chen Corp. 20,000 26,162
President Chain Store Corp. 123,000 1,249,024
Ruentex Industries Ltd.* 14,000 34,367
Shanghai Commercial & Savings
Bank Ltd. (The) 17,299 30,067
Taiwan Cooperative Financial Holding
Co. Ltd. 628,481 434,998
Taiwan Mobile Co. Ltd. 324,000 1,210,617
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR(1) 20,896 1,214,058
Uni -President Enterprises Corp. 262,172 650,142
Walsin Technology Corp. 22,000 175,607
13,563,550
—
Thailand - 7.6%
Advanced Info Service PCL, NVDR 31,200 221,546
Airports of Thailand PCL, NVDR 495,700 1,227,044
Bangkok Bank PCL, NVDR 36,900 196,894
Bangkok Dusit Medical Services PCL,
NVDR 1,027,300 890,368
BTS Group Holdings PCL, NVDR 356,800 157,056
Bumrungrad Hospital PCL, NVDR 159,200 780,437
CP ALL PCL, NVDR 12,700 30,602
Electricity Generating PCL, NVDR 33,000 360,907
Home Product Center PCL, NVDR 1,770,000 943,977
Kasikornbank PCL, NVDR 47,200 237,612
Krung Thai Bank PCL, NVDR 857,300 469,113
Ratch Group PCL, NVDR 11,300 25,937
Robinson PCL, NVDR 307,900 677,983
Siam Cement PCL (The), NVDR 3,700 48,360
Siam Commercial Bank PCL (The),
NVDR 77,700 315,964
6,583,800
—
Turkey - 0.3%
Turk Hava Yollari AO* 111,333 270,447
TOTAL COMMON STOCKS
(Cost $74,437,606) 83,343,397
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0%(e)
India - 0.0%(e)
Britannia Industries Ltd.
8.00%, 8/28/2022
(Cost $65) $ 4,670 67

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS VALUE
WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL,
expiring 2/16/2021(3)*(c)
(Cost $–) 35,680 $ —
SHARES
SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment
Fund, 1.61%(1)(f)
(Cost $2,336,513) 2,336,513 2,336,513
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(f)(g) 7,199 7,199
Limited Purpose Cash Investment
Fund 1.61%(1)(f)(g) 44,772 44,772
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $51,971) 51,971
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $76,826,155) 85,731,948
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4%(h) 337,420
NET ASSETS - 100.0% $86,069,368
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,359,475 12.0%
Consumer Discretionary 7,392,445 8.6
Consumer Staples 19,251,243 22.4
Energy 1,855,090 2.1
Financials 18,253,576 21.2
Health Care 4,131,183 4.8
Industrials 6,349,249 7.4
Information Technology 6,131,121 7.1
Materials 2,300,234 2.7
Utilities 7,319,848 8.5
Short-Term Investments 2,336,513 2.7
Securities Lending Collateral 51,971 0.1
Total Investments In Securities
At Value 85,731,948 99.6
Other Assets in Excess of
Liabilities(h) 337,420 0.4
Net Assets
$ 86,069,368 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $1,571,021, which represents approximately
1.83% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31,
2019, the value of these securities amounted to $1,139,892 or
1.32% of net assets.
(c) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2019 amounted to $1, which
represents approximately 0.00% of net assets of the fund.
(d) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $45,920.
(e) Represents less than 0.05% of net assets.
(f) Represents 7-day effective yield as of December 31, 2019.
(g) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(h) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 31 3/2020 USD $ 1,736,310 $ 25,837
$ 25,837

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 89.9%
Australia - 2 .2%
ASX Ltd. 891 $ 49,059
BHP Group Ltd. 14,837 406,271
BHP Group plc 42,051 985,420
BlueScope Steel Ltd. 68,375 724,201
CIMIC Group Ltd. 4,709 109,482
Dexus, REIT 14,068 115,805
Fortescue Metals Group Ltd. 204,337 1,540,365
Goodman Group, REIT 25,367 238,379
GPT Group (The), REIT 42,925 169,083
Lendlease Group 2,927 36,188
Mirvac Group, REIT 95,677 214,154
Newcrest Mining Ltd. 24,823 524,236
Rio Tinto plc 18,952 1,121,863
Scentre Group, REIT 45,435 122,277
South32 Ltd. 214,993 405,932
Stockland, REIT 49,658 161,119
Vicinity Centres, REIT 79,436 138,938
7,062,772
—
Belgium - 0 .4%
Ageas 23,342 1,380,273
Canada - 2 .8%
Air Canada(1)* 34,777 1,299,166
Alimentation Couche-Tard, Inc., Class
B(1) 22,560 715,951
Barrick Gold Corp.(1) 45,558 846,220
CGI, Inc.(1)* 8,981 751,581
Constellation Software, Inc.(1) 959 931,387
Cronos Group, Inc.(1)*(a) 13,333 102,368
Empire Co. Ltd., Class A(1) 4,175 97,933
Franco-Nevada Corp.(1) 888 91,696
Great-West Lifeco, Inc.(1) 1,345 34,450
Kinross Gold Corp.(1)* 80,106 380,003
Magna International, Inc.(1) 6,378 349,708
Manulife Financial Corp.(1) 31,536 640,167
Open Text Corp.(1) 15,240 671,543
Power Corp. of Canada(1) 1,646 42,400
Power Financial Corp.(1) 5,232 140,777
RioCan, REIT(1) 6,747 139,039
Shopify, Inc., Class A(1)* 686 272,752
Teck Resources Ltd., Class B(1) 84,825 1,471,071
8,978,212
—
Chile - 0 .0% (b)
Antofagasta plc 9,912 120,012
China - 0 .4%
Yangzijiang Shipbuilding Holdings Ltd. 1,546,700 1,289,279
Denmark - 1 .2%
Danske Bank A/S 5,712 92,410
H Lundbeck A/S 14,476 553,425
Novo Nordisk A/S, Class B 16,306 944,914
Pandora A/S 47,971 2,086,195
Vestas Wind Systems A/S 847 85,553
3,762,497
—
INVESTMENTS SHARES VALUE
Finland - 0 .2%
Fortum OYJ 10,155 $ 250,660
Kone OYJ, Class B 7,387 483,020
733,680
—
France - 2 .5%
AXA SA 46,513 1,314,284
BNP Paribas SA 9,012 535,656
Bouygues SA 2,393 102,006
Capgemini SE 718 87,815
Cie de Saint-Gobain 13,326 545,911
CNP Assurances 11,691 232,945
Electricite de France SA 99,068 1,105,428
Engie SA 97,390 1,577,557
Klepierre SA, REIT(a) 4,718 179,491
Orange SA 8,722 128,180
Peugeot SA 30,121 725,228
Sanofi(a) 4,518 453,731
Schneider Electric SE 5,617 577,089
Societe Generale SA 5,908 206,177
TOTAL SA 2,719 150,879
Unibail-Rodamco-Westfield, REIT 2,005 316,458
8,238,835
—
Germany - 3 .3%
adidas AG 4,011 1,305,653
Allianz SE (Registered) 9,582 2,347,855
Bayer AG (Registered) 15,695 1,275,951
Commerzbank AG 19,998 123,508
Covestro AG(c) 6,574 305,889
Deutsche Lufthansa AG (Registered) 62,048 1,139,867
E.ON SE 96,614 1,032,502
Fresenius SE & Co. KGaA 1,365 76,813
HOCHTIEF AG 3,356 427,272
KION Group AG 3,354 230,646
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 804 237,255
Porsche Automobil Holding SE
(Preference) 865 64,182
SAP SE 5,093 685,509
Siemens AG (Registered) 9,045 1,181,201
Volkswagen AG (Preference) 454 89,365
10,523,468
—
Hong Kong - 1 .6%
CK Asset Holdings Ltd. 227,500 1,641,691
CK Infrastructure Holdings Ltd. 2,749 19,564
Henderson Land Development Co.
Ltd. 77,000 377,843
Hong Kong Exchanges & Clearing
Ltd. 5,269 171,178
Kerry Properties Ltd. 124,000 393,834
Link, REIT 18,329 194,177
New World Development Co. Ltd. 580,000 795,031
PCCW Ltd. 19,406 11,482
Sun Hung Kai Properties Ltd. 13,500 206,751
WH Group Ltd.(c) 975,000 1,008,125
Wharf Holdings Ltd. (The) 33,000 83,876

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Hong Kong - 1.6% (continued)
Wheelock & Co. Ltd. 20,000 $ 133,326
5,036,878
—
Italy - 1 .2%
Assicurazioni Generali SpA 23,304 481,106
Enel SpA 331,931 2,636,803
Intesa Sanpaolo SpA 190,479 501,758
Leonardo SpA 20,896 245,054
3,864,721
—
Japan - 6 .5%
Aeon Mall Co. Ltd. 700 12,416
Alfresa Holdings Corp. 4,700 95,481
Alps Alpine Co. Ltd. 8,000 181,595
Astellas Pharma, Inc. 124,500 2,125,214
Dai-ichi Life Holdings, Inc. 60,800 1,002,001
Daito Trust Construction Co. Ltd. 486 60,058
Daiwa House Industry Co. Ltd. 2,451 75,875
Fujitsu Ltd. 7,411 697,048
Hitachi High-Technologies Corp. 4,758 336,959
Hitachi Ltd. 23,200 978,941
Hoya Corp. 1,200 114,554
Hulic Co. Ltd. 1,500 18,060
ITOCHU Corp. 9,000 208,590
Japan Airlines Co. Ltd. 47,900 1,491,410
Japan Post Holdings Co. Ltd. 51,200 481,509
Japan Real Estate Investment Corp.,
REIT 30 199,095
Japan Retail Fund Investment Corp.,
REIT 64 137,722
Kajima Corp. 20,200 268,563
Kamigumi Co. Ltd. 11,600 254,990
Marubeni Corp. 106,400 786,123
Mazda Motor Corp. 18,200 155,090
Mitsubishi Corp. 16,600 439,757
Mitsubishi Estate Co. Ltd. 5,764 110,293
Mitsubishi Heavy Industries Ltd. 6,900 267,560
Mitsubishi UFJ Financial Group, Inc. 16,000 86,501
Mitsui Fudosan Co. Ltd. 4,598 112,375
MS&AD Insurance Group Holdings,
Inc. 8,300 273,972
Nexon Co. Ltd.* 10,200 135,306
Nikon Corp. 49,100 600,476
Nintendo Co. Ltd. 1,300 519,948
Nippon Building Fund, Inc., REIT 21 153,935
Nippon Express Co. Ltd. 4,600 269,647
Nippon Telegraph & Telephone Corp. 8,392 212,097
Nitto Denko Corp. 1,900 106,833
Nomura Real Estate Holdings, Inc. 1,000 23,985
Nomura Real Estate Master Fund,
Inc., REIT 117 200,132
NTT DOCOMO, Inc. 5,300 147,638
Olympus Corp. 13,400 206,530
Resona Holdings, Inc. 168,900 736,156
Shinsei Bank Ltd. 35,900 547,733
Shionogi & Co. Ltd. 11,200 692,849
SoftBank Group Corp. 3,600 156,301
Sony Corp. 25,900 1,758,552
Sumitomo Corp. 49,800 739,697
Sumitomo Dainippon Pharma Co. Ltd. 8,200 158,876
INVESTMENTS SHARES VALUE
Japan - 6.5% (continued)
Sumitomo Heavy Industries Ltd. 17,400 $ 494,244
Sumitomo Mitsui Financial Group, Inc. 15,800 583,579
Sumitomo Realty & Development Co.
Ltd. 2,624 91,550
Suzuken Co. Ltd. 2,100 85,592
Taiheiyo Cement Corp. 15,100 443,232
Tokyo Electric Power Co. Holdings,
Inc.* 46,300 198,190
Tokyo Electron Ltd. 3,100 676,823
Tokyu Fudosan Holdings Corp. 2,900 20,025
Toshiba Corp. 5,500 186,680
21,118,358
—
Macau - 0 .1%
Wynn Macau Ltd. 160,800 396,231
Malta - 0 .0% (b)
BGP Holdings plc(3)*(d)(e) 96,388 136
Netherlands - 2 .0%
Adyen NV*(a)(c) 182 149,712
ASML Holding NV 1,267 375,104
ING Groep NV 19,668 236,457
Koninklijke Ahold Delhaize NV 130,511 3,272,223
Koninklijke Philips NV 23,095 1,128,969
NN Group NV 11,780 447,909
Royal Dutch Shell plc, Class A 3,025 89,583
Royal Dutch Shell plc, Class B 22,741 675,037
6,374,994
—
Russia - 0 .2%
Evraz plc 126,155 675,537
Singapore - 0 .2%
ComfortDelGro Corp. Ltd. 381,300 674,675
Singapore Exchange Ltd. 4,067 26,786
701,461
—
South Africa - 0 .3%
Anglo American plc 31,264 898,150
Spain - 1 .7%
ACS Actividades de Construccion y
Servicios SA 8,184 328,294
Banco Bilbao Vizcaya Argentaria SA 201,766 1,132,781
Enagas SA 27,585 704,582
Endesa SA 40,767 1,088,672
Iberdrola SA 166,017 1,710,899
Naturgy Energy Group SA 5,611 141,291
Red Electrica Corp. SA 9,526 191,947
Repsol SA 6,634 104,221
5,402,687
—
Sweden - 1 .1%
Investor AB, Class B 2,204 120,325
Kinnevik AB, Class B(a) 1,380 33,817
Sandvik AB 30,575 595,521
Skanska AB, Class B 11,114 251,417
Swedish Match AB 7,917 407,858
Telefonaktiebolaget LM Ericsson,
Class B 155,229 1,356,361

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Sweden - 1.1% (continued)
Volvo AB, Class B 42,753 $ 715,736
3,481,035
—
Switzerland - 3 .1%
Adecco Group AG (Registered) 1,417 89,586
Glencore plc* 276,748 861,716
LafargeHolcim Ltd. (Registered)* 2,223 123,326
Nestle SA (Registered) 14,181 1,535,310
Novartis AG (Registered) 9,065 858,361
Roche Holding AG 13,692 4,449,939
Sonova Holding AG (Registered) 3,778 863,683
Swiss Life Holding AG (Registered) 174 87,291
Zurich Insurance Group AG 2,442 1,001,707
9,870,919
—
United Kingdom - 3 .0%
3i Group plc 9,545 138,896
AstraZeneca plc 1,555 155,643
Aviva plc 149,977 832,455
BAE Systems plc 65,581 491,026
Barclays plc 381,890 910,608
Barratt Developments plc 63,198 625,751
Berkeley Group Holdings plc 9,406 605,497
BP plc 24,361 153,250
BT Group plc 314,220 800,693
Burberry Group plc 18,209 531,623
Centrica plc 521,100 616,040
CK Hutchison Holdings Ltd. 29,000 276,529
Direct Line Insurance Group plc 92,681 383,472
Fiat Chrysler Automobiles NV 91,127 1,351,097
GlaxoSmithKline plc 6,378 149,864
HSBC Holdings plc 44,548 348,742
Meggitt plc 15,912 138,593
Micro Focus International plc 6,336 88,930
Persimmon plc 20,910 746,887
Taylor Wimpey plc 84,553 216,800
Unilever plc 1,406 80,483
9,642,879
—
United States - 55 .9%
Accenture plc, Class A(1) 676 142,345
Acuity Brands, Inc.(1) 1,314 181,332
Adobe, Inc.(1)* 5,484 1,808,678
Akamai Technologies, Inc.(1)* 7,908 683,093
Alexion Pharmaceuticals, Inc.(1)* 15,308 1,655,560
Allergan plc(1) 2,326 444,661
Alliance Data Systems Corp.(1) 7,789 873,926
Allstate Corp. (The)(1) 21,897 2,462,318
Alphabet, Inc., Class A(1)* 1,725 2,310,448
Alphabet, Inc., Class C(1)* 2,218 2,965,510
Amazon.com, Inc.(1)* 1,173 2,167,516
American Electric Power Co., Inc.(1) 14,236 1,345,444
American Financial Group, Inc.(1) 924 101,317
American Tower Corp., REIT(1) 4,396 1,010,289
Analog Devices, Inc.(1) 4,029 478,806
Anthem, Inc.(1) 2,773 837,529
Apple, Inc.(1) 23,382 6,866,124
Applied Materials, Inc.(1) 53,291 3,252,883
Arch Capital Group Ltd.(1)* 12,164 521,714
INVESTMENTS SHARES VALUE
United States - 55.9% (continued)
Arrow Electronics, Inc.(1)* 9,685 $ 820,707
Athene Holding Ltd., Class A(1)* 7,432 349,527
AvalonBay Communities, Inc.,
REIT(1) 811 170,067
Berkshire Hathaway, Inc., Class B(1)* 9,167 2,076,326
Best Buy Co., Inc.(1) 7,653 671,933
Biogen, Inc.(1)* 10,135 3,007,359
Boston Properties, Inc., REIT(1) 869 119,800
Bristol-Myers Squibb Co.(1) 3,386 217,347
Bunge Ltd.(1) 2,495 143,587
Cadence Design Systems, Inc.(1)* 17,671 1,225,661
Capital One Financial Corp.(1) 1,768 181,945
Caterpillar, Inc.(1) 595 87,870
Cisco Systems, Inc.(1) 46,430 2,226,783
Citigroup, Inc.(1) 28,342 2,264,242
Citizens Financial Group, Inc.(1) 29,574 1,201,000
Cognizant Technology Solutions
Corp., Class A(1) 5,092 315,806
Colgate-Palmolive Co.(1) 26,236 1,806,086
Comcast Corp., Class A(1) 20,472 920,626
Comerica, Inc.(1) 13,350 957,863
Consolidated Edison, Inc.(1) 2,819 255,035
Crown Castle International Corp.,
REIT(1) 1,970 280,036
Cummins, Inc.(1) 5,613 1,004,502
DaVita, Inc.(1)* 1,959 146,984
Dell Technologies, Inc., Class C(1)* 20,476 1,052,262
Delta Air Lines, Inc.(1) 44,849 2,622,770
Discover Financial Services(1) 19,239 1,631,852
Dollar General Corp.(1) 783 122,132
DTE Energy Co.(1) 835 108,441
DXC Technology Co.(1) 11,086 416,723
Eastman Chemical Co.(1) 2,447 193,949
Eaton Corp. plc(1) 8,594 814,024
eBay, Inc.(1) 27,261 984,395
Edwards Lifesciences Corp.(1)* 579 135,075
Electronic Arts, Inc.(1)* 13,325 1,432,571
Eli Lilly & Co.(1) 6,262 823,015
Equinix, Inc., REIT(1) 222 129,581
Equity Residential, REIT(1) 2,048 165,724
Essex Property Trust, Inc., REIT(1) 720 216,619
Everest Re Group Ltd.(1) 2,372 656,664
Exelon Corp.(1) 61,172 2,788,831
F5 Networks, Inc.(1)* 1,041 145,376
Facebook, Inc., Class A(1)* 16,611 3,409,408
Fifth Third Bancorp(1) 50,856 1,563,313
Flex Ltd.(1)* 23,609 297,946
Fortinet, Inc.(1)* 5,807 619,955
Garmin Ltd.(1) 5,858 571,506
General Dynamics Corp.(1) 564 99,461
Gilead Sciences, Inc.(1) 27,371 1,778,568
HCA Healthcare, Inc.(1) 9,639 1,424,741
HD Supply Holdings, Inc.(1)* 14,239 572,693
HollyFrontier Corp.(1) 5,113 259,280
Home Depot, Inc. (The)(1) 7,544 1,647,459
Honeywell International, Inc.(1) 11,176 1,978,152
HP, Inc.(1) 9,462 194,444
Humana, Inc.(1) 6,375 2,336,565
Huntington Ingalls Industries, Inc.(1) 1,811 454,344
Incyte Corp.(1)* 4,537 396,171

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 55.9% (continued)
Ingredion, Inc.(1) 6,828 $ 634,663
Intel Corp.(1) 53,894 3,225,556
International Business Machines
Corp.(1) 10,948 1,467,470
International Paper Co.(1) 3,037 139,854
Intuit, Inc.(1) 4,628 1,212,212
IQVIA Holdings, Inc.(1)* 601 92,861
Jazz Pharmaceuticals plc(1)* 6,721 1,003,311
Johnson & Johnson(1) 25,107 3,662,358
Lam Research Corp.(1) 9,290 2,716,396
Lincoln National Corp.(1) 3,999 235,981
Lockheed Martin Corp.(1) 2,371 923,220
LyondellBasell Industries NV, Class
A(1) 3,113 294,116
ManpowerGroup, Inc.(1) 11,854 1,151,023
Mastercard, Inc., Class A(1) 12,116 3,617,716
McDonald's Corp.(1) 2,896 572,279
McKesson Corp.(1) 13,526 1,870,916
Medtronic plc(1) 8,187 928,815
Merck & Co., Inc.(1) 26,114 2,375,068
MetLife, Inc.(1) 54,288 2,767,059
Micron Technology, Inc.(1)* 30,737 1,653,036
Microsoft Corp.(1) 55,868 8,810,385
Mondelez International, Inc., Class
A(1) 4,444 244,776
Monster Beverage Corp.(1)* 9,272 589,236
Mylan NV(1)* 27,058 543,866
NIKE, Inc., Class B(1) 5,656 573,009
Northrop Grumman Corp.(1) 5,311 1,826,825
Norwegian Cruise Line Holdings Ltd.
(1)* 19,083 1,114,638
Oracle Corp.(1) 29,486 1,562,168
O'Reilly Automotive, Inc.(1)* 710 311,165
Palo Alto Networks, Inc.(1)* 479 110,769
PayPal Holdings, Inc.(1)* 2,365 255,822
PepsiCo, Inc.(1) 16,321 2,230,591
Pfizer, Inc.(1) 59,876 2,345,942
Philip Morris International, Inc.(1) 13,759 1,170,753
Phillips 66(1) 5,810 647,292
Pinnacle West Capital Corp.(1) 18,536 1,666,942
PNC Financial Services Group, Inc.
(The)(1) 11,284 1,801,265
Procter & Gamble Co. (The)(1) 27,747 3,465,600
Prologis, Inc., REIT(1) 2,980 265,637
Public Storage, REIT(1) 2,484 528,993
PulteGroup, Inc.(1) 11,085 430,098
PVH Corp.(1) 3,126 328,699
Qorvo, Inc.(1)* 9,647 1,121,271
QUALCOMM, Inc.(1) 26,638 2,350,271
Ralph Lauren Corp.(1) 1,875 219,788
Raytheon Co.(1) 1,979 434,865
Regeneron Pharmaceuticals, Inc.(1)* 866 325,166
Robert Half International, Inc.(1) 11,343 716,310
Ross Stores, Inc.(1) 1,221 142,149
S&P Global, Inc.(1) 1,101 300,628
Signature Bank(1) 1,012 138,249
Simon Property Group, Inc., REIT(1) 1,723 256,658
Skyworks Solutions, Inc.(1) 5,961 720,566
Southwest Airlines Co.(1) 32,213 1,738,858
INVESTMENTS SHARES VALUE
United States - 55.9% (continued)
Spirit AeroSystems Holdings, Inc.,
Class A(1) 9,165 $ 667,945
Starbucks Corp.(1) 23,947 2,105,420
Steel Dynamics, Inc.(1) 11,669 397,213
Synchrony Financial(1) 94,242 3,393,654
Synopsys, Inc.(1)* 2,250 313,200
Target Corp.(1) 9,936 1,273,895
TE Connectivity Ltd.(1) 1,922 184,204
Texas Instruments, Inc.(1) 11,366 1,458,144
Textron, Inc.(1) 6,890 307,294
Tractor Supply Co.(1) 1,577 147,355
Travelers Cos., Inc. (The)(1) 3,034 415,506
Tyson Foods, Inc., Class A(1) 37,383 3,403,348
United Airlines Holdings, Inc.(1)* 26,878 2,367,683
United Rentals, Inc.(1)* 3,584 597,704
United Technologies Corp.(1) 4,794 717,949
UnitedHealth Group, Inc.(1) 5,286 1,553,978
Universal Health Services, Inc., Class
B(1) 2,727 391,215
Unum Group(1) 5,777 168,457
Valero Energy Corp.(1) 1,320 123,618
Ventas, Inc., REIT(1) 2,800 161,672
VeriSign, Inc.(1)* 3,125 602,125
Verizon Communications, Inc.(1) 8,736 536,390
Vistra Energy Corp.(1) 43,407 997,927
Walmart, Inc.(1) 16,255 1,931,744
Wells Fargo & Co.(1) 46,759 2,515,634
Welltower, Inc., REIT(1) 3,001 245,422
Xerox Holdings Corp.(1) 24,837 915,740
Xilinx, Inc.(1) 7,939 776,196
181,108,387
—
TOTAL COMMON STOCKS
(Cost $240,976,770) 290,661,401
SHORT-TERM INVESTMENTS - 8.1%
INVESTMENT COMPANIES - 8 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(f)(g) 3,104,465 3,104,465
Limited Purpose Cash Investment
Fund, 1.61%(1)(f) 23,074,253 23,074,253
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,178,274) 26,178,718

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0 .2%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(f)(h) 111,226 $ 111,226
Limited Purpose Cash Investment
Fund 1.61%(1)(f)(h) 691,693 691,693
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $802,919) 802,919
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.2%
(Cost $267,957,963) 317,643,038
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.8%(i) 5,674,906
NET ASSETS - 100.0% $323,317,944
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 13,686,598 4 .2%
Consumer Discretionary 24,991,770 7 .7
Consumer Staples 22,738,267 7 .0
Energy 2,203,160 0 .7
Financials 43,648,605 13 .5
Health Care 42,789,827 13 .3
Industrials 35,949,007 11 .1
Information Technology 62,736,824 19 .4
Materials 13,057,106 4 .1
Real Estate 10,423,482 3 .2
Utilities 18,436,755 5 .7
Short-Term Investments 26,178,718 8 .1
Securities Lending Collateral 802,919 0 .2
Total Investments In Securities
At Value 317,643,038 98 .2
Other Assets in Excess of
Liabilities(i) 5,674,906 1 .8
Net Assets
$ 323,317,944 100 .0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $759,208.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $1,463,726, which represents approximately
0.45% of net assets of the fund.
(d) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2019 amounted to $136, which represents approximately 0.00% of net assets of the fund.
(e) Restricted Security.
(f) Represents 7-day effective yield as of December 31, 2019.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the Australian
Bank-Bill Swap
Reference Rate
(“BBR”) plus or
minus a specified
spread (0.00%) Monthly JPMC 03/18/2020 AUD (303,124) $ 834
MSCI Italy Net
Return Index
Decreases in
total return of
reference entity
and pays the
Euro Interbank
Offered Rate
(“EURIBOR”)
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 EUR 5,700,986 109,136
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the London
Interbank
Offered Rate
(“LIBOR”)
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 03/23/2020 JPY 617,950,922 16,869
126,839
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination CITI 03/20/2020 CHF (420,880) (2,663)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the Stockholm
Interbank Offered
Rate (“STIBOR”)
plus or minus a
specified spread
(0.00%) Monthly JPMC 03/18/2020 SEK (35,663,235) (91,909)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.60%) Monthly JPMC 03/18/2020 CHF (1,157,290) $ (27,068)
(121,640)
$ 5,199
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 321 1/2020 EUR $ 21,495,921 $ 6,679
Hang Seng Index 7 1/2020 HKD 1,269,779 11,745
IBEX 35 Index 37 1/2020 EUR 3,954,521 (30,034)
DAX Index 13 3/2020 EUR 4,829,045 (11,731)
FTSE/MIB Index 144 3/2020 EUR 18,906,478 (57,224)
S&P 500 E-Mini Index 3 3/2020 USD 484,665 1,519
TOPIX Index 52 3/2020 JPY 8,236,344 (12,040)
(91,086)
Short Contracts
Amsterdam Exchange Index (64) 1/2020 EUR (8,681,132) 46,622
OMXS30 Index (220) 1/2020 SEK (4,153,325) 47,324
FTSE 100 Index (21) 3/2020 GBP (2,085,967) (11,551)
S&P/TSX 60 Index (76) 3/2020 CAD (11,850,510) 4,130
SPI 200 Index (104) 3/2020 AUD (12,047,503) 261,154
347,679
$ 256,593

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 25,455,490 USD 17,370,341 CITG 3/18/2020 $ 526,330
AUD 25,455,510 USD 17,370,376 JPMC 3/18/2020 526,307
CAD 16,469,995 USD 12,412,899 CITG 3/18/2020 273,845
CAD 16,470,003 USD 12,412,921 JPMC 3/18/2020 273,829
DKK 764,000 USD 114,133 CITG 3/18/2020 1,151
DKK 764,000 USD 114,133 JPMC 3/18/2020 1,151
EUR 817,999 USD 912,283 CITG 3/18/2020 9,603
EUR 818,001 USD 912,287 JPMC 3/18/2020 9,601
GBP 8,314,005 USD 10,801,709 CITG 3/18/2020 233,861
GBP 8,313,992 USD 10,801,706 JPMC 3/18/2020 233,850
HKD 308,000 USD 39,488 CITG 3/18/2020 14
HKD 308,000 USD 39,488 JPMC 3/18/2020 14
ILS 851,379 USD 246,688 CITG 3/18/2020 861
ILS 851,372 USD 246,686 JPMC 3/18/2020 861
JPY 29,627,502 USD 273,599 CITG 3/18/2020 246
JPY 29,627,500 USD 273,600 JPMC 3/18/2020 246
NZD 1,079,000 USD 706,869 CITG 3/18/2020 20,304
NZD 1,079,000 USD 706,870 JPMC 3/18/2020 20,303
SEK 333,500 USD 34,840 CITG 3/18/2020 896
SEK 333,500 USD 34,840 JPMC 3/18/2020 896
SGD 39,000 USD 28,774 CITG 3/18/2020 245
SGD 39,000 USD 28,774 JPMC 3/18/2020 245
USD 52,895 JPY 5,716,500 CITG 3/18/2020 58
USD 52,895 JPY 5,716,500 JPMC 3/18/2020 58
Total unrealized appreciation 2,134,775
ILS 272,124 USD 79,217 CITG 3/18/2020 (94)
ILS 272,124 USD 79,217 JPMC 3/18/2020 (94)
JPY 34,858,998 USD 323,064 CITG 3/18/2020 (863)
JPY 34,859,000 USD 323,064 JPMC 3/18/2020 (864)
USD 6,032,329 AUD 8,779,500 CITG 3/18/2020 (140,164)
USD 6,032,322 AUD 8,779,500 JPMC 3/18/2020 (140,171)
USD 1,154,810 CAD 1,520,500 CITG 3/18/2020 (16,423)
USD 1,154,808 CAD 1,520,500 JPMC 3/18/2020 (16,424)
USD 16,147,525 CHF 15,917,496 CITG 3/18/2020 (387,792)
USD 16,147,513 CHF 15,917,504 JPMC 3/18/2020 (387,813)
USD 980,122 DKK 6,553,000 CITG 3/18/2020 (8,687)
USD 980,121 DKK 6,553,000 JPMC 3/18/2020 (8,688)
USD 501,792 EUR 449,499 CITG 3/18/2020 (4,793)
USD 501,794 EUR 449,501 JPMC 3/18/2020 (4,794)
USD 8,368,904 GBP 6,462,001 CITG 3/18/2020 (208,417)
USD 8,368,891 GBP 6,461,999 JPMC 3/18/2020 (208,427)
USD 936,968 HKD 7,342,000 CITG 3/18/2020 (4,679)
USD 936,967 HKD 7,342,000 JPMC 3/18/2020 (4,680)
USD 21,769 ILS 75,000 CITG 3/18/2020 (38)
USD 21,769 ILS 75,000 JPMC 3/18/2020 (38)
USD 37,330 JPY 4,066,500 CITG 3/18/2020 (256)
USD 37,330 JPY 4,066,500 JPMC 3/18/2020 (256)
USD 5,474,857 NOK 49,894,004 CITG 3/18/2020 (209,563)
USD 5,474,849 NOK 49,893,995 JPMC 3/18/2020 (209,570)
USD 110,458 NZD 172,000 CITG 3/18/2020 (5,458)
USD 110,458 NZD 171,999 JPMC 3/18/2020 (5,458)
USD 3,950,491 SEK 37,748,497 CITG 3/18/2020 (94,368)
USD 3,950,487 SEK 37,748,504 JPMC 3/18/2020 (94,373)
USD 331,791 SGD 451,000 CITG 3/18/2020 (3,782)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 331,790 SGD 451,000 JPMC 3/18/2020 $ (3,783)
Total unrealized depreciation (2,170,810)
Net unrealized depreciation $ (36,035)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 89.2%
Australia - 6.6%
ASX Ltd. 5,022 $ 276,512
Aurizon Holdings Ltd. 341,894 1,254,726
BHP Group Ltd. 42,507 1,163,940
BHP Group plc 54,919 1,286,967
BlueScope Steel Ltd. 161,752 1,713,213
Brambles Ltd. 46,986 386,728
CIMIC Group Ltd. 64,151 1,491,487
Coles Group Ltd. 6,517 67,840
Crown Resorts Ltd. 8,511 71,758
Dexus , REIT 23,093 190,097
Fortescue Metals Group Ltd. 247,059 1,862,420
Goodman Group, REIT 47,543 446,771
GPT Group (The), REIT 55,477 218,526
Lendlease Group 11,993 148,276
Mirvac Group, REIT 104,753 234,468
Newcrest Mining Ltd. 61,437 1,297,486
Rio Tinto Ltd. 7,677 543,148
Rio Tinto plc 25,787 1,526,461
Scentre Group, REIT 104,047 280,017
South32 Ltd. 535,778 1,011,611
Stockland, REIT 62,453 202,633
Vicinity Centres , REIT 94,695 165,627
15,840,712
—
Belgium - 0.9%
Ageas 16,331 965,694
Groupe Bruxelles Lambert SA 1,290 136,122
KBC Group NV 4,115 310,249
Telenet Group Holding NV 2,236 100,515
UCB SA 6,940 552,248
2,064,828
—
Chile - 0.1%
Antofagasta plc 19,484 235,907
China - 0.6%
Prosus NV* 6,908 517,006
Yangzijiang Shipbuilding Holdings Ltd. 1,185,300 988,028
1,505,034
—
Denmark - 2.5%
Carlsberg A/S, Class B 1,077 160,727
Danske Bank A/S 19,842 321,010
H Lundbeck A/S 16,350 625,069
Novo Nordisk A/S, Class B 58,426 3,385,718
Pandora A/S 32,138 1,397,639
Vestas Wind Systems A/S 2,084 210,498
6,100,661
—
Finland - 1.3%
Fortum OYJ 71,461 1,763,903
Kone OYJ, Class B 5,532 361,726
Nokia OYJ 131,599 486,767
Orion OYJ, Class B 8,862 410,414
Sampo OYJ, Class A 2,628 114,747
3,137,557
—
INVESTMENTS SHARES VALUE
France - 9.1%
Airbus SE 2,576 $ 378,067
Atos SE 15,511 1,296,145
AXA SA 38,854 1,097,868
BNP Paribas SA 17,929 1,065,666
Bouygues SA 10,568 450,482
Bureau Veritas SA 4,262 111,417
Capgemini SE 6,285 768,686
Carrefour SA 5,947 100,021
Cie de Saint-Gobain 24,835 1,017,387
CNP Assurances 20,638 411,215
Credit Agricole SA 31,352 456,214
Dassault Aviation SA 131 171,903
Dassault Systemes SE 4,715 777,623
Electricite de France SA 100,649 1,123,070
Engie SA 135,286 2,191,408
Hermes International 150 112,366
Ingenico Group SA 2,756 299,793
Ipsen SA 1,001 88,856
Kering SA 901 593,683
Klepierre SA, REIT(a) 5,535 210,573
L'Oreal SA 2,409 712,359
Natixis SA 72,620 323,487
Orange SA 15,643 229,893
Peugeot SA 94,151 2,266,888
Publicis Groupe SA 7,986 362,097
Safran SA 679 104,878
Sanofi 16,680 1,675,130
Sartorius Stedim Biotech 503 83,492
Schneider Electric SE 10,687 1,097,980
Societe Generale SA 11,494 401,117
Thales SA 10,107 1,051,683
Unibail - Rodamco -Westfield, REIT 3,742 590,617
Vinci SA 1,832 204,036
21,826,100
—
Germany - 8.1%
adidas AG 4,613 1,501,615
Allianz SE (Registered) 10,309 2,525,991
Bayer AG (Registered) 42,847 3,483,317
Carl Zeiss Meditec AG 548 69,667
Covestro AG(b) 2,176 101,250
Deutsche Boerse AG 3,287 515,443
Deutsche Lufthansa AG (Registered) 32,342 594,146
Deutsche Telekom AG (Registered) 19,439 317,676
Deutsche Wohnen SE 9,934 404,083
Fresenius Medical Care AG & Co.
KGaA 19,141 1,409,310
Fresenius SE & Co. KGaA 6,125 344,675
HOCHTIEF AG 1,507 191,865
Infineon Technologies AG 68,897 1,556,684
KION Group AG 11,931 820,463
Porsche Automobil Holding SE
(Preference) 4,664 346,061
SAP SE 16,860 2,269,327
Siemens AG (Registered) 20,418 2,666,419
Vonovia SE 7,064 379,403
19,497,395
—

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Hong Kong - 3.4%
CK Asset Holdings Ltd. 305,500 $ 2,204,557
CK Infrastructure Holdings Ltd. 17,827 126,869
CLP Holdings Ltd. 6,500 68,233
Henderson Land Development Co.
Ltd. 98,380 482,756
HKT Trust & HKT Ltd. 48,000 67,646
Hong Kong Exchanges & Clearing
Ltd. 20,254 658,007
Kerry Properties Ltd. 337,000 1,070,339
Link, REIT 50,382 533,746
New World Development Co. Ltd. 331,000 453,716
PCCW Ltd. 64,000 37,869
Sun Hung Kai Properties Ltd. 24,000 367,557
Swire Properties Ltd. 21,600 71,558
WH Group Ltd.(b) 1,215,000 1,256,278
Wheelock & Co. Ltd. 64,000 426,642
Yue Yuen Industrial Holdings Ltd. 147,500 435,316
8,261,089
—
Italy - 2.2%
Assicurazioni Generali SpA 43,813 904,511
Enel SpA 176,210 1,399,781
Intesa Sanpaolo SpA 519,715 1,369,028
Leonardo SpA 90,127 1,056,950
Poste Italiane SpA (b) 35,547 403,916
Snam SpA 20,829 109,515
5,243,701
—
Japan - 20.9%
Alfresa Holdings Corp. 13,600 276,285
Alps Alpine Co. Ltd. 19,100 433,557
Aozora Bank Ltd. 12,000 317,025
Astellas Pharma, Inc. 163,300 2,787,528
Brother Industries Ltd. 37,200 768,301
Dai-ichi Life Holdings, Inc. 38,000 626,251
Daito Trust Construction Co. Ltd. 2,487 307,334
Daiwa House Industry Co. Ltd. 8,395 259,883
Fuji Electric Co. Ltd. 8,600 261,245
FUJIFILM Holdings Corp. 10,800 515,764
Fujitsu Ltd. 22,000 2,069,228
Hitachi High-Technologies Corp. 23,900 1,692,587
Hitachi Ltd. 74,100 3,126,704
Hoya Corp. 8,000 763,696
Hulic Co. Ltd. 8,000 96,322
ITOCHU Corp. 27,800 644,312
Japan Airlines Co. Ltd. 86,700 2,699,481
Japan Post Holdings Co. Ltd. 13,800 129,782
Japan Real Estate Investment Corp.,
REIT 26 172,549
Japan Retail Fund Investment Corp.,
REIT 73 157,089
Kamigumi Co. Ltd. 13,200 290,161
Koito Manufacturing Co. Ltd. 4,500 208,377
Konica Minolta, Inc. 56,200 366,092
Kyushu Railway Co. 2,900 97,085
Marubeni Corp. 174,900 1,292,227
Mazda Motor Corp. 124,500 1,060,919
Medipal Holdings Corp. 3,600 79,453
Mitsubishi Corp. 42,200 1,117,936
INVESTMENTS SHARES VALUE
Japan - 20.9% (continued)
Mitsubishi Estate Co. Ltd. 22,820 $ 436,658
Mitsubishi Heavy Industries Ltd. 2,500 96,942
Mitsubishi UFJ Financial Group, Inc. 13,400 72,445
Mitsui Fudosan Co. Ltd. 18,105 442,485
MS&AD Insurance Group Holdings,
Inc. 16,800 554,546
Nikon Corp. 99,100 1,211,959
Nintendo Co. Ltd. 4,400 1,759,825
Nippon Building Fund, Inc., REIT 35 256,559
Nippon Express Co. Ltd. 12,300 721,014
Nippon Telegraph & Telephone Corp. 15,200 384,160
Nitto Denko Corp. 1,200 67,473
Nomura Real Estate Holdings, Inc. 3,900 93,543
NTT DOCOMO, Inc. 19,200 534,838
Obayashi Corp. 24,000 266,560
ORIX Corp. 33,800 560,112
Pola Orbis Holdings, Inc. 3,900 92,894
Renesas Electronics Corp.* 49,700 339,548
Resona Holdings, Inc. 356,000 1,551,637
Rohm Co. Ltd. 11,600 925,554
Sekisui House Ltd. 19,400 414,284
Shimizu Corp. 31,100 316,810
Shinsei Bank Ltd. 76,900 1,173,278
Shionogi & Co. Ltd. 40,200 2,486,833
SoftBank Group Corp. 11,800 512,321
Sompo Holdings, Inc. 3,600 141,371
Sony Corp. 39,100 2,654,801
SUMCO Corp. 72,200 1,196,266
Sumitomo Corp. 102,200 1,518,012
Sumitomo Heavy Industries Ltd. 37,200 1,056,659
Sumitomo Mitsui Financial Group, Inc. 8,536 315,280
Sumitomo Mitsui Trust Holdings, Inc. 6,100 241,139
Sumitomo Realty & Development Co.
Ltd. 5,661 197,509
Suzuken Co. Ltd. 5,400 220,093
Sysmex Corp. 4,700 319,999
Taiheiyo Cement Corp. 2,800 82,189
Taisei Corp. 13,500 559,184
Taisho Pharmaceutical Holdings Co.
Ltd. 1,400 103,313
Teijin Ltd. 3,700 69,124
Tokyo Electron Ltd. 12,600 2,750,959
Tokyu Fudosan Holdings Corp. 12,883 88,961
Toshiba Corp. 26,300 892,668
Toyota Tsusho Corp. 6,000 210,766
50,507,744
—
Macau - 0.2%
Wynn Macau Ltd. 155,200 382,432
Malta - 0.0%(c)
BGP Holdings plc(3)*(d)(e) 143,427 202
Netherlands - 5.3%
ASML Holding NV 9,223 2,730,530
ING Groep NV 74,566 896,463
Koninklijke Ahold Delhaize NV 88,291 2,213,667
Koninklijke Philips NV 60,070 2,936,445
Royal Dutch Shell plc, Class A 45,244 1,339,866
Royal Dutch Shell plc, Class B 57,386 1,703,428

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
Netherlands - 5.3% (continued)
Wolters Kluwer NV 14,468 $ 1,056,388
12,876,787
—
Russia - 0.3%
Evraz plc 115,888 620,559
Singapore - 0.4%
Ascendas , REIT 81,637 180,365
CapitaLand Commercial Trust, REIT 92,500 136,993
CapitaLand Mall Trust, REIT 38,494 70,466
ComfortDelGro Corp. Ltd. 43,500 76,969
Genting Singapore Ltd. 106,400 72,862
Singapore Exchange Ltd. 25,572 168,421
Venture Corp. Ltd. 18,400 221,972
928,048
—
South Africa - 0.5%
Anglo American plc 34,041 977,928
Investec plc 33,561 197,230
1,175,158
—
Spain - 2.9%
ACS Actividades de Construccion y
Servicios SA 1,685 67,592
Banco Bilbao Vizcaya Argentaria SA 201,820 1,133,084
Banco de Sabadell SA 84,069 98,437
Enagas SA 32,112 820,212
Endesa SA 85,725 2,289,263
Iberdrola SA 90,814 935,890
Industria de Diseno Textil SA 4,314 152,459
Mapfre SA 143,273 379,895
Naturgy Energy Group SA 14,523 365,704
Red Electrica Corp. SA 31,078 626,214
6,868,750
—
Sweden - 3.2%
Assa Abloy AB, Class B 4,648 108,649
Atlas Copco AB, Class B 6,481 225,027
Essity AB, Class B 6,985 224,961
Investor AB, Class B 9,454 516,130
Sandvik AB 92,329 1,798,326
Skandinaviska Enskilda Banken AB,
Class A 11,115 104,479
SKF AB, Class B 3,515 71,166
Swedbank AB, Class A 4,707 69,974
Swedish Match AB 42,589 2,194,045
Telefonaktiebolaget LM Ericsson,
Class B 196,111 1,713,582
Volvo AB, Class B 36,900 617,750
7,644,089
—
Switzerland - 10.3%
Adecco Group AG (Registered) 17,161 1,084,957
Coca-Cola HBC AG* 26,699 907,499
Glencore plc* 224,653 699,507
Nestle SA (Registered) 68,116 7,374,596
Novartis AG (Registered) 29,600 2,802,812
Roche Holding AG 18,470 6,002,802
Sonova Holding AG (Registered) 10,052 2,297,973
STMicroelectronics NV 48,205 1,300,601
INVESTMENTS SHARES VALUE
Switzerland - 10.3% (continued)
Swiss Life Holding AG (Registered) 274 $ 137,458
UBS Group AG (Registered)* 83,882 1,058,540
Zurich Insurance Group AG 3,131 1,284,335
24,951,080
—
United Kingdom - 10.3%
3i Group plc 24,852 361,639
Ashtead Group plc 5,275 168,667
Associated British Foods plc 2,961 101,861
AstraZeneca plc 14,447 1,446,029
Aviva plc 200,828 1,114,706
BAE Systems plc 134,424 1,006,475
Barclays plc 525,163 1,252,239
Barratt Developments plc 88,407 875,357
Berkeley Group Holdings plc 11,863 763,662
BP plc 38,976 245,191
British American Tobacco plc 20,870 887,019
BT Group plc 443,757 1,130,778
Burberry Group plc 24,606 718,387
Centrica plc 58,915 69,649
CK Hutchison Holdings Ltd. 15,000 143,032
Compass Group plc 4,593 115,109
Diageo plc 29,687 1,250,912
Direct Line Insurance Group plc 145,300 601,186
Experian plc 8,913 302,146
Fiat Chrysler Automobiles NV 73,653 1,092,019
G4S plc 23,875 69,043
GlaxoSmithKline plc 51,121 1,201,192
HSBC Holdings plc 290,498 2,274,148
Kingfisher plc 127,324 366,531
Lloyds Banking Group plc 99,587 82,500
London Stock Exchange Group plc 5,349 549,728
M&G plc* 10,131 31,831
Marks & Spencer Group plc 125,104 354,727
Meggitt plc 43,737 380,948
Melrose Industries plc 27,575 87,833
Micro Focus International plc 20,122 282,425
Next plc 3,954 368,445
Persimmon plc 27,867 995,384
Reckitt Benckiser Group plc 3,400 276,177
RELX plc 34,060 859,789
Royal Bank of Scotland Group plc 33,177 106,430
Sage Group plc (The) 26,863 266,500
Smith & Nephew plc 2,834 68,301
Standard Life Aberdeen plc 16,779 72,999
Taylor Wimpey plc 333,149 854,218
Unilever NV 6,115 350,944
Unilever plc 23,453 1,342,512
Vodafone Group plc 128,107 248,704
25,137,372
—
United States - 0.1%
Carnival plc 3,333 159,763
TOTAL COMMON STOCKS
(Cost $185,369,297) 214,964,968

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 7.2%
INVESTMENT COMPANIES - 7.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
1.43%(1)(f)(g) 3,424,629 $ 3,424,629
Limited Purpose Cash Investment
Fund, 1.61%(1)(f) 13,961,377 13,961,377
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,386,006) 17,386,006
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending Program
with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
1.51%(1)(f)(h) 27,301 27,301
Limited Purpose Cash Investment
Fund 1.61%(1)(f)(h) 169,781 169,781
TOTAL SECURITIES LENDING
COLLATERAL
(Cost $197,082) 197,082
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.5%
(Cost $202,952,385) 232,548,056
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.5%( i ) 8,435,763
NET ASSETS - 100.0% $240,983,819
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,686,320 2.4%
Consumer Discretionary 20,064,027 8.3
Consumer Staples 19,514,315 8.1
Energy 3,288,484 1.4
Financials 30,431,717 12.6
Health Care 35,920,653 14.9
Industrials 34,776,686 14.4
Information Technology 28,155,195 11.7
Materials 13,259,182 5.5
Real Estate 11,978,678 5.0
Utilities 11,889,711 4.9
Short-Term Investments 17,386,006 7.2
Securities Lending Collateral 197,082 0.1
Total Investments In Securities
At Value 232,548,056 96.5
Other Assets in Excess of
Liabilities( i ) 8,435,763 3.5
Net Assets
$ 240,983,819 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at December
31, 2019. The total value of securities on loan at December 31,
2019 was $187,679.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31,
2019 amounted to $1,761,444, which represents approximately
0.73% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued as of December 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2019 amounted to $202, which represents approximately 0.00% of net assets of the fund.
(e) Restricted Security.
(f) Represents 7-day effective yield as of December 31, 2019.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Total return swap contracts outstanding as of December 31, 2019 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the BBR plus or
minus a specified
spread (0.00%) Monthly JPMC 03/18/2020 AUD (410,901) $ 1,131
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 EUR 915,284 21,389
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 EUR 6,794,847 130,077
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the Singapore
Interbank
Offered Rate
(“SIBOR”)
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/20/2020 SGD 1,626,441 27,809
180,406
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return
of reference
entity At termination JPMC 03/20/2020 CHF (4,419,240) (30,954)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives
the EURIBOR
plus or minus a
specified spread
(-0.05%) Monthly JPMC 03/18/2020 EUR (2,063,424) (39,655)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (0.00%) Monthly JPMC 03/18/2020 SEK (22,002,259) $ (56,703)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.60%) Monthly JPMC 03/18/2020 CHF (5,616,170) (131,359)
(258,671)
$ (78,265)
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 279 1/2020 EUR $ 18,683,372 $ 6,360
IBEX 35 Index 72 1/2020 EUR 7,695,284 (59,180)
MSCI Singapore Index 1 1/2020 SGD 27,622 6
DAX Index 18 3/2020 EUR 6,686,370 (19,779)
FTSE/MIB Index 165 3/2020 EUR 21,663,672 (67,265)
TOPIX Index 64 3/2020 JPY 10,137,039 17,573
(122,285)
Short Contracts
Amsterdam Exchange Index (40) 1/2020 EUR (5,425,708) 29,138
Hang Seng Index (4) 1/2020 HKD (725,588) 499
OMXS30 Index (251) 1/2020 SEK (4,738,567) 54,404
FTSE 100 Index (125) 3/2020 GBP (12,416,469) (28,109)
SPI 200 Index (101) 3/2020 AUD (11,699,979) 318,955
374,887
$ 252,602

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 35,316,044 USD 24,104,769 CITG 3/18/2020 $ 724,438
AUD 35,316,056 USD 24,104,807 JPMC 3/18/2020 724,410
CHF 544,500 USD 563,092 CITG 3/18/2020 2,542
CHF 544,500 USD 563,093 JPMC 3/18/2020 2,541
DKK 825,000 USD 123,380 CITG 3/18/2020 1,107
DKK 825,000 USD 123,381 JPMC 3/18/2020 1,107
EUR 4,581,500 USD 5,093,632 CITG 3/18/2020 69,718
EUR 4,581,500 USD 5,093,638 JPMC 3/18/2020 69,711
GBP 13,271,656 USD 17,261,438 CITG 3/18/2020 354,664
GBP 13,271,644 USD 17,261,444 JPMC 3/18/2020 354,639
HKD 2,811,500 USD 359,293 CITG 3/18/2020 1,295
HKD 2,811,500 USD 359,294 JPMC 3/18/2020 1,294
ILS 1,945,500 USD 563,735 CITG 3/18/2020 1,941
ILS 1,945,500 USD 563,735 JPMC 3/18/2020 1,941
JPY 333,476,448 USD 3,074,908 CITG 3/18/2020 7,396
JPY 333,476,452 USD 3,074,912 JPMC 3/18/2020 7,393
NZD 5,745,500 USD 3,749,668 CITG 3/18/2020 122,410
NZD 5,745,500 USD 3,749,672 JPMC 3/18/2020 122,407
SEK 1,641,500 USD 172,611 CITG 3/18/2020 3,280
SEK 1,641,500 USD 172,612 JPMC 3/18/2020 3,280
SGD 1,181,148 USD 868,273 CITG 3/18/2020 10,578
SGD 1,181,152 USD 868,277 JPMC 3/18/2020 10,576
USD 2,079 CHF 2,000 CITG 3/18/2020 1
USD 2,079 CHF 2,000 JPMC 3/18/2020 1
USD 604 DKK 4,000 CITG 3/18/2020 1
USD 604 DKK 4,000 JPMC 3/18/2020 1
USD 10,153 EUR 9,000 CITG 3/18/2020 10
USD 10,153 EUR 9,000 JPMC 3/18/2020 10
USD 49,496 GBP 37,000 CITG 3/18/2020 384
USD 49,495 GBP 37,000 JPMC 3/18/2020 384
USD 88,018 SEK 820,000 CITG 3/18/2020 152
USD 88,018 SEK 820,000 JPMC 3/18/2020 152
Total unrealized appreciation 2,599,764
AUD 53,500 USD 37,655 CITG 3/18/2020 (42)
AUD 53,500 USD 37,655 JPMC 3/18/2020 (42)
DKK 531,500 USD 80,220 CITG 3/18/2020 (20)
DKK 531,500 USD 80,220 JPMC 3/18/2020 (20)
EUR 228,000 USD 256,976 CITG 3/18/2020 (20)
EUR 228,000 USD 256,976 JPMC 3/18/2020 (20)
HKD 283,500 USD 36,388 CITG 3/18/2020 (28)
HKD 283,500 USD 36,388 JPMC 3/18/2020 (28)
ILS 627,000 USD 182,523 CITG 3/18/2020 (215)
ILS 627,000 USD 182,523 JPMC 3/18/2020 (215)
JPY 357,244,448 USD 3,309,527 CITG 3/18/2020 (7,536)
JPY 357,244,452 USD 3,309,531 JPMC 3/18/2020 (7,539)
SEK 534,000 USD 57,521 CITG 3/18/2020 (301)
SEK 534,000 USD 57,521 JPMC 3/18/2020 (302)
USD 10,707,699 AUD 15,564,000 CITG 3/18/2020 (234,688)
USD 10,707,685 AUD 15,564,000 JPMC 3/18/2020 (234,701)
USD 10,829,468 CHF 10,670,908 CITG 3/18/2020 (255,620)
USD 10,829,438 CHF 10,670,892 JPMC 3/18/2020 (255,633)
USD 987,514 DKK 6,612,500 CITG 3/18/2020 (10,274)
USD 987,512 DKK 6,612,500 JPMC 3/18/2020 (10,275)
USD 7,867,244 EUR 7,056,796 CITG 3/18/2020 (85,765)
USD 7,867,243 EUR 7,056,804 JPMC 3/18/2020 (85,775)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2019 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 14,072,446 GBP 10,826,006 CITG 3/18/2020 $ (297,426)
USD 14,072,413 GBP 10,825,994 JPMC 3/18/2020 (297,443)
USD 446,701 HKD 3,499,500 CITG 3/18/2020 (2,127)
USD 446,701 HKD 3,499,500 JPMC 3/18/2020 (2,127)
USD 56,033 ILS 193,000 CITG 3/18/2020 (84)
USD 56,033 ILS 193,000 JPMC 3/18/2020 (84)
USD 98,296 JPY 10,711,000 CITG 3/18/2020 (705)
USD 98,296 JPY 10,711,000 JPMC 3/18/2020 (705)
USD 3,521,886 SEK 33,653,000 CITG 3/18/2020 (84,128)
USD 3,521,882 SEK 33,653,000 JPMC 3/18/2020 (84,133)
USD 262,426 SGD 356,000 CITG 3/18/2020 (2,461)
USD 262,425 SGD 356,000 JPMC 3/18/2020 (2,461)
Total unrealized depreciation (1,962,943)
Net unrealized appreciation $ 636,821

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
CORPORATE BONDS - 25.0%
Aerospace & Defense - 0.7%
Hexcel Corp.
3.95%, 2/15/2027 $ 730,000 $ 761,681
Automobiles - 0.5%
General Motors Co.
5.20%, 4/1/2045 590,000 595,901
Banks - 2.1%
Bangko Sentral ng Pilipinas Bond (Philippines)
Series A, 8.60%,
6/15/2027 60,000 82,620
Bank of Montreal (Canada)
(USD Swap Semi 5
Year + 1.43%), 3.80%,
12/15/2032(a) 390,000 406,751
JPMorgan Chase & Co.
2.95%, 10/1/2026 820,000 845,090
SVB Financial Group
3.50%, 1/29/2025 390,000 408,639
Truist Financial Corp.
3.75%, 12/6/2023 470,000 498,589
Vnesheconombank (Russia)
6.80%, 11/22/2025(b) 140,000 166,917
2,408,606
Biotechnology - 0.1%
AbbVie, Inc.
4.45%, 5/14/2046 100,000 107,109
Building Products - 0.8%
Fortune Brands Home & Security, Inc.
3.25%, 9/15/2029 420,000 424,795
Owens Corning
3.95%, 8/15/2029 410,000 426,786
851,581
Capital Markets - 1.0%
Ares Capital Corp.
3.50%, 2/10/2023 700,000 710,536
Northern Trust Corp.
3.15%, 5/3/2029 410,000 430,767
1,141,303
Chemicals - 1.1%
Celanese US Holdings LLC
3.50%, 5/8/2024 410,000 423,994
RPM International, Inc.
3.75%, 3/15/2027 800,000 827,625
1,251,619
Consumer Finance - 1.8%
American Express Co.
2.50%, 8/1/2022 810,000 819,677
Capital One Financial Corp.
3.90%, 1/29/2024 400,000 424,275
Synchrony Financial
3.95%, 12/1/2027 730,000 767,282
2,011,234
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Diversified Financial Services - 0.6%
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022(b) $ 240,000 $ 270,669
Voya Financial, Inc.
4.80%, 6/15/2046 330,000 378,234
648,903
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
4.50%, 3/9/2048 100,000 110,480
Level 3 Financing, Inc.
3.88%, 11/15/2029(b) 100,000 100,750
211,230
Electric Utilities - 1.5%
DPL, Inc.
7.25%, 10/15/2021 596,000 625,800
Emera US Finance LP (Canada)
4.75%, 6/15/2046 100,000 115,785
FirstEnergy Corp.
Series B, 3.90%,
7/15/2027 810,000 866,436
Southern Co. (The)
3.25%, 7/1/2026 140,000 145,865
1,753,886
Electronic Equipment, Instruments & Components - 1.0%
Keysight Technologies, Inc.
4.60%, 4/6/2027 620,000 687,670
Tech Data Corp.
4.95%, 2/15/2027 400,000 413,169
1,100,839
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.
3.38%, 10/15/2026 110,000 114,374
Equinix , Inc.
5.38%, 5/15/2027 400,000 434,412
548,786
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. (Canada)
2.70%, 7/26/2022(b) 788,000 796,663
Food Products - 0.2%
Smithfield Foods, Inc.
4.25%, 2/1/2027(b) 230,000 236,603
Gas Utilities - 0.5%
National Fuel Gas Co.
4.75%, 9/1/2028 498,000 533,406
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp.
4.30%, 6/15/2028 620,000 689,436
Health Care Providers & Services - 1.4%
Anthem, Inc.
4.63%, 5/15/2042 890,000 1,004,316
Humana, Inc.
4.95%, 10/1/2044 450,000 531,616
1,535,932

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.
4.55%, 2/15/2048 $ 140,000 $ 142,075
McDonald's Corp.
4.88%, 12/9/2045 100,000 120,561
Starbucks Corp.
4.50%, 11/15/2048 100,000 116,513
379,149
Industrial Conglomerates - 0.7%
Roper Technologies, Inc.
3.80%, 12/15/2026 770,000 827,669
Insurance - 0.2%
Aon plc
4.75%, 5/15/2045 100,000 117,941
Progressive Corp. (The)
4.13%, 4/15/2047 100,000 116,386
234,327
Media - 0.4%
Charter Communications Operating LLC
4.91%, 7/23/2025 400,000 440,471
Metals & Mining - 0.2%
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024 130,000 144,300
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041 100,000 114,644
258,944
Multi-Utilities - 0.6%
Sempra Energy
3.40%, 2/1/2028 660,000 684,210
Oil, Gas & Consumable Fuels - 2.2%
HollyFrontier Corp.
5.88%, 4/1/2026 740,000 834,817
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027(b) 200,000 209,685
ONEOK, Inc.
4.95%, 7/13/2047 640,000 705,819
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 20,000 19,916
6.50%, 3/13/2027 50,000 53,086
6.63%, 6/15/2035 170,000 174,165
6.63%, 6/15/2038 30,000 29,955
6.75%, 9/21/2047 200,000 200,376
6.35%, 2/12/2048 10,000 9,650
Western Midstream Operating LP
5.30%, 3/1/2048 250,000 218,611
2,456,080
Professional Services - 1.3%
IHS Markit Ltd.
4.75%, 2/15/2025(b) 670,000 731,921
Verisk Analytics, Inc.
4.00%, 6/15/2025 730,000 786,105
1,518,026
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp.
3.88%, 1/15/2027 $ 430,000 $ 446,666
Micron Technology, Inc.
5.33%, 2/6/2029 290,000 332,684
779,350
Software - 0.9%
Citrix Systems, Inc.
4.50%, 12/1/2027 720,000 780,292
VMware, Inc.
3.90%, 8/21/2027 280,000 293,111
1,073,403
Specialty Retail - 1.2%
AutoZone, Inc.
3.13%, 7/15/2023 610,000 627,928
Best Buy Co., Inc.
4.45%, 10/1/2028 650,000 713,391
1,341,319
Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman
4.75%, 1/1/2025 420,000 449,028
Xerox Corp.
4.12%, 3/15/2023(c) 600,000 621,750
1,070,778
Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047 100,000 105,902
TOTAL CORPORATE BONDS
(Cost $26,864,603) 28,354,346
MORTGAGE-BACKED SECURITIES - 30.6%
UMBS, 15 Year, Single Family
TBA, 3.00%, 01/25/2035 1,850,000 1,896,033
TBA, 2.50%, 01/25/2035 1,400,000 1,412,797
UMBS, 30 Year, Single Family
TBA, 2.50%, 01/25/2050 450,000 444,955
TBA, 3.00%, 01/25/2050 8,200,000 8,316,596
TBA, 3.50%, 01/25/2050 10,350,000 10,647,159
TBA, 4.00%, 01/25/2050 7,100,000 7,384,555
TBA, 4.50%, 01/25/2050 4,450,000 4,685,191
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $34,716,643) 34,787,286

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
FOREIGN GOVERNMENT SECURITIES - 17.0%
Arab Republic of Egypt
8.50%, 1/31/2047(d) $ 200,000 $ 221,876
Australia Government Bond
2.75%, 11/21/2027(d) AUD 1,460,000 1,136,675
2.25%, 5/21/2028(d) AUD 2,240,000 1,687,142
2.75%, 11/21/2028(d) AUD 1,030,000 807,387
Bundesrepublik Deutschland
0.25%, 8/15/2028(d) EUR 420,000 492,187
Dominican Republic Government Bond
6.88%, 1/29/2026(b) 100,000 114,126
7.45%, 4/30/2044(b) 100,000 120,625
Export-Import Bank of India
4.00%, 1/14/2023(d) 200,000 207,089
Federal Republic of Nigeria
7.88%, 2/16/2032(b) 200,000 207,365
Federative Republic of Brazil
8.25%, 1/20/2034 20,000 27,575
7.13%, 1/20/2037 180,000 230,956
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(b) 200,000 208,502
Japan Government Bond
0.10%, 6/20/2028 JPY 309,200,000 2,886,711
0.10%, 9/20/2028 JPY 152,650,000 1,424,377
0.10%, 12/20/2028 JPY 68,800,000 641,359
0.10%, 6/20/2029 JPY 394,550,000 3,673,994
2.10%, 3/20/2030 JPY 157,100,000 1,756,504
0.60%, 12/20/2036 JPY 4,500,000 44,108
2.50%, 3/20/2038 JPY 29,250,000 377,290
2.40%, 9/20/2038 JPY 4,250,000 54,397
2.30%, 3/20/2039 JPY 3,500,000 44,352
Kingdom of Jordan
5.75%, 1/31/2027(b) 200,000 210,943
Mexico Government Bond
6.05%, 1/11/2040 140,000 182,000
Oman Government International Bond
6.75%, 1/17/2048(d) 200,000 200,883
Republic of Colombia
8.13%, 5/21/2024 100,000 123,001
Republic of Ecuador
7.88%, 1/23/2028(b) 200,000 177,752
Republic of El Salvador
8.25%, 4/10/2032(b)(e) 120,000 142,950
7.65%, 6/15/2035(b) 90,000 102,600
Republic of Honduras
6.25%, 1/19/2027(b) 150,000 163,688
Republic of Indonesia
2.95%, 1/11/2023 200,000 203,388
4.13%, 1/15/2025(d) 200,000 214,428
Republic of Kenya
7.00%, 5/22/2027(b) 200,000 212,819
Republic of Peru
8.75%, 11/21/2033 50,000 82,250
Republic of Romania
6.75%, 2/7/2022(b) 200,000 218,580
Republic of South Africa
4.67%, 1/17/2024 270,000 281,812
Republic of Ukraine
7.75%, 9/1/2027(b) 150,000 164,187
Russian Federation
INVESTMENTS
  PRINCIPAL
    AMOUNT VALUE
FOREIGN GOVERNMENT SECURITIES - 17.0% (continued)
5.25%, 6/23/2047(b) $ 200,000 $ 250,300
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $19,118,638) 19,296,178
U.S. TREASURY OBLIGATIONS - 40.7%
U.S. Treasury Bonds
3.13%, 2/15/2043 530,000 602,316
2.88%, 5/15/2043 7,310,000 7,980,750
3.75%, 11/15/2043 2,530,000 3,170,307
2.75%, 8/15/2047 3,240,000 3,483,380
U.S. Treasury Notes
2.25%, 3/31/2021 26,740,000 26,943,684
2.38%, 4/15/2021 20,000 20,193
2.25%, 4/30/2021 710,000 715,991
1.88%, 4/30/2022 230,000 231,491
2.13%, 5/15/2025 10,000 10,206
2.88%, 7/31/2025 10,000 10,604
2.25%, 11/15/2027 2,930,000 3,013,322
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,574,599) 46,182,244
SHARES
SHORT-TERM INVESTMENTS - 13.2%
INVESTMENT COMPANIES - 13.2%
Limited Purpose Cash
Investment Fund, 1.61%(1)(f)
(Cost $14,926,428) 14,927,614 14,927,614
SECURITIES LENDING COLLATERAL - 0.0%(g)
Investment Companies - 0.0%(g)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds
T-Fund Portfolio, Institutional
Shares 1.51%(1)(f)(h) 6,146 6,146
Limited Purpose Cash
Investment Fund 1.61%(1)(f)(h) 38,220 38,220
TOTAL SECURITIES LENDING COLLATERAL
(Cost $44,366) 44,366
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 126.5%
(Cost $141,245,277) 143,592,034
LIABILITIES IN EXCESS OF OTHER
ASSETS - (26.5)%( i ) (30,091,681)
NET ASSETS - 100.0% $113,500,353

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 651,701 0.6%
Consumer Discretionary 2,316,370 2.0
Consumer Staples 1,033,265 0.9
Energy 2,456,080 2.2
Financials 106,501,579 93.8
Health Care 2,332,476 2.1
Industrials 3,958,957 3.5
Information Technology 4,024,371 3.5
Materials 1,510,563 1.3
Real Estate 548,786 0.5
Utilities 3,285,906 2.9
Short-Term Investments 14,927,614 13.2
Securities Lending Collateral 44,366 0.0(g)
Total Investments In Securities
At Value 143,592,034 126.5
Liabilities in Excess of Other
Assets( i ) (30,091,681) (26.5)
Net Assets
$ 113,500,353 100.0%
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2019.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2019 amounted to $4,807,645, which represents approximately 4.24% of net assets of the fund.
(c) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of December 31, 2019.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2019, the value of these securities amounted to $4,967,667 or 4.38% of net assets.
(e) The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $43,499.
(f) Represents 7-day effective yield as of December 31, 2019.
(g) Represents less than 0.05% of net assets.
(h) Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of December 31, 2019:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX Emerging
Market Index Series 32.V1 1.00 % Quarterly 12/20/2024 1.74 % USD 6,780,000 $ 316,083 $ (90,483) $ 225,600
Republic of South Africa,
5.50%, 3/9/2020 1.00 Quarterly 12/20/2024 1.62 USD 2,700,000 101,169 (23,794) 77,375
Republic of Turkey,
11.88%, 1/15/2030 1.00 Quarterly 12/20/2024 2.79 USD 900,000 109,676 (37,707) 71,969
526,928 (151,984) 374,944
Republic of Chile,
3.88%, 8/5/2020 1.00 % Quarterly 12/20/2024 0.42 % USD 2,300,000 $ (61,546) $ (2,819) $ (64,365)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Republic of Korea,
2.75%, 1/19/2027 1.00 % Quarterly 12/20/2024 0.22 % USD 1,500,000 $ (48,205) $ (8,377) $ (56,582)
(109,751) (11,196) (120,947)
$ 417,177 $ (163,180) $ 253,997
Credit default swap contracts outstanding - sell protection as of December 31, 2019 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Federative Republic of
Brazil,
4.25%, 1/7/2025 1.00 % Quarterly 12/20/2024 0.99 % USD 2,600,000 $ (37,353) $ 39,299 $ 1,946
Markit CDX North America
Investment Grade Index
Series 33.V1 1.00 Quarterly 12/20/2024 0.45 USD 3,660,000 86,825 9,307 96,132
Mexico Government Bond,
4.15%, 3/28/2027 1.00 Quarterly 12/20/2024 0.78 USD 2,600,000 (4,247) 31,863 27,616
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 Quarterly 12/20/2024 0.35 USD 100,000 2,456 677 3,133
Republic of Indonesia,
5.88%, 3/13/2020 1.00 Quarterly 12/20/2024 0.63 USD 2,100,000 16,008 21,693 37,701
$ 63,689 $ 102,839 $ 166,528
Forward Effective Interest rate swap contracts outstanding as of December 31, 2019:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Quarterly 3/10/2022 AUD 1,900,000 $ 3,517 $ (761) $ 2,756
Pay 3 Month Johannesburg
Interbank Agreed Rate
Quarterly 7.00% Quarterly 6/15/2022 ZAR 35,200,000 8,093 10,045 18,138
Pay 3 Month London
Interbank Offered Rate
Quarterly 1.75% Semi-Annually 3/18/2025 USD 7,600,000 80,561 (72,755) 7,806
Pay 3 Month London
Interbank Offered Rate
Quarterly 2.00% Semi-Annually 3/18/2030 USD 300,000 7,798 (5,035) 2,763
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 3/18/2022 EUR 16,700,000 88,300 (78,242) 10,058
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.50% Annually 3/18/2030 EUR 3,300,000 209,922 (103,817) 106,105
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.50% Annually 3/18/2030 EUR 8,900,000 389,356 (103,194) 286,162
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 3/18/2025 GBP 3,800,000 89,369 (62,367) 27,002

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 2.00% Annually 3/16/2022 NOK 6,000,000 $ 712 $ (434) $ 278
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 2.00% Annually 3/16/2022 NOK 60,200,000 3,573 (780) 2,793
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 2.00% Annually 6/15/2022 NOK 13,200,000 2,302 (1,685) 617
Pay 6 Month Singapore
Interbank Offered Rate
Semi-Annually 1.50% Semi-Annually 3/16/2022 SGD 6,900,000 (1,563) 11,866 10,303
Pay 6 Month Singapore
Interbank Offered Rate
Semi-Annually 1.50% Semi-Annually 6/15/2022 SGD 7,300,000 14,573 (3,268) 11,305
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 3/10/2022 AUD 15,700,000 34,579 51,229 85,808
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 3/16/2022 NZD 10,700,000 (7,359) 46,094 38,735
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 3/12/2025 NZD 5,000,000 (6,902) 83,128 76,226
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/15/2022 CAD 1,700,000 7,349 5,245 12,594
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.75% Semi-Annually 3/17/2025 CAD 15,400,000 (72,306) 246,672 174,366
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 2.00% Semi-Annually 3/18/2030 CAD 6,400,000 (59,066) 137,171 78,105
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/17/2030 CAD 600,000 19,487 9,184 28,671
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/17/2030 CAD 400,000 12,991 6,123 19,114
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.00% Semi-Annually 6/17/2022 USD 800,000 7,742 2,190 9,932
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 3/16/2022 SEK 283,500,000 (106,324) 254,546 148,222
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 3/19/2025 SEK 49,900,000 1,639 107,981 109,620
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.00% Semi-Annually 3/07/2030 AUD 3,400,000 25,698 95,557 121,255
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.00% Semi-Annually 3/07/2030 AUD 800,000 4,293 24,238 28,531
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.50% Semi-Annually 6/13/2030 AUD 2,100,000 (23,766) 34,219 10,453

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month Budapest
Interbank Offered Rate
Semi-Annually 0.50% Annually 3/16/2022 HUF 1,089,600,000 $ (670) $ 3,776 $ 3,106
Receive 6 Month Budapest
Interbank Offered Rate
Semi-Annually 0.50% Annually 6/15/2022 HUF 202,400,000 405 1,265 1,670
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.50% Annually 6/17/2022 EUR 9,500,000 39,875 12,738 52,613
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.50% Annually 6/17/2025 EUR 4,100,000 79,139 18,825 97,964
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 3/18/2022 GBP 4,800,000 (16,559) 21,941 5,382
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Annually 3/19/2025 CHF 1,500,000 8,858 38,151 47,009
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 3/19/2025 JPY 899,400,000 (15,752) 29,094 13,342
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/18/2025 JPY 89,300,000 492 1,026 1,518
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 3/18/2030 GBP 1,000,000 (37,510) 40,956 3,446
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 3/18/2030 GBP 7,400,000 (131,050) 156,550 25,500
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 3/20/2030 CHF 700,000 (4,156) 35,742 31,586
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 3/21/2030 JPY 277,300,000 (6,629) 39,738 33,109
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 6/17/2030 GBP 2,400,000 64,468 22,953 87,421
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/19/2030 JPY 22,600,000 1,648 1,226 2,874
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 2.00% Annually 3/19/2025 NOK 4,900,000 (3,192) 3,380 188
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 2.00% Annually 3/20/2030 NOK 9,000,000 (4,022) 10,650 6,628
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 3/20/2030 NOK 62,100,000 66,274 301,515 367,789
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 2.00% Annually 6/19/2030 NOK 3,400,000 (4,119) 6,791 2,672
Receive 6 Month Warsaw
Interbank Offered Rate
Semi-Annually 1.50% Annually 3/16/2022 PLN 6,600,000 5,564 2,941 8,505

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month Warsaw
Interbank Offered Rate
Semi-Annually 1.50% Annually 6/15/2022 PLN 6,000,000 $ 3,409 $ 3,751 $ 7,160
781,041 1,446,159 2,227,200
Pay 1 Month Mexico
Equilibrium Interbank
Interest Rate Monthly 6.50% Monthly 3/16/2022 MXN 20,600,000 237 (1,159) (922)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 3/10/2022 AUD 1,900,000 (3,385) (6,999) (10,384)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 3/16/2022 NZD 5,900,000 8,840 (30,206) (21,366)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 6/09/2022 AUD 10,000,000 (25,170) (31,672) (56,842)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.50% Semi-Annually 3/13/2030 NZD 1,300,000 19,633 (44,654) (25,021)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.50% Semi-Annually 3/13/2030 NZD 2,300,000 16,909 (60,627) (43,718)
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.75% Semi-Annually 3/16/2022 CAD 18,700,000 19,749 (85,089) (65,340)
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.75% Semi-Annually 3/16/2022 CAD 29,900,000 (27,631) (76,843) (104,474)
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/15/2022 CAD 2,000,000 (10,449) (4,367) (14,816)
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.50% Semi-Annually 6/16/2025 CAD 1,500,000 (21,859) (9,211) (31,070)
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 2.00% Semi-Annually 3/18/2030 CAD 4,200,000 93,050 (144,306) (51,256)
Pay 3 Month Johannesburg
Interbank Agreed Rate
Quarterly 6.50% Quarterly 3/16/2022 ZAR 35,500,000 (9,139) 5,660 (3,479)
Pay 3 Month London
Interbank Offered Rate
Quarterly 1.25% Semi-Annually 6/17/2030 USD 300,000 (12,927) (5,205) (18,132)
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 3/16/2022 SEK 62,600,000 7,317 (40,046) (32,729)
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.50% Annually 3/20/2030 SEK 12,500,000 27,341 (54,980) (27,639)
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 3/20/2030 SEK 34,300,000 (85,728) (170,085) (255,813)
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.50% Annually 3/20/2030 SEK 24,400,000 29,230 (83,181) (53,951)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.00% Semi-Annually 3/13/2025 AUD 12,700,000 $ 66,623 $ (154,243) $ (87,620)
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.50% Annually 6/17/2022 EUR 5,000,000 (21,251) (6,440) (27,691)
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 6/17/2030 EUR 1,000,000 (44,341) (11,634) (55,975)
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 6/17/2030 EUR 1,900,000 (83,706) (22,646) (106,352)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Annually 3/16/2022 CHF 1,900,000 (1,564) (14,290) (15,854)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 3/16/2022 JPY 1,131,700,000 13,082 (15,504) (2,422)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Annually 3/16/2022 CHF 3,600,000 (10,121) (19,918) (30,039)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 3/16/2022 JPY 1,501,200,000 30,895 (34,108) (3,213)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 3/18/2022 GBP 36,000,000 (21,424) (18,942) (40,366)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/15/2022 JPY 110,600,000 238 (478) (240)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Semi-Annually 6/17/2022 GBP 11,100,000 (82,300) (2,186) (84,486)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 3/20/2030 CHF 400,000 1,960 (20,010) (18,050)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 3/21/2030 JPY 226,900,000 (17,476) (9,616) (27,092)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/19/2030 JPY 22,600,000 (2,339) (535) (2,874)
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 3/16/2022 NOK 269,300,000 (71,970) (213,360) (285,330)
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 2.00% Annually 3/20/2030 NOK 1,300,000 1,457 (2,415) (958)
Pay 6 Month Prague
Interbank Offered Rate
Semi-Annually 2.00% Annually 3/16/2022 CZK 17,400,000 (1,591) (2,377) (3,968)
Pay 6 Month Prague
Interbank Offered Rate
Semi-Annually 2.00% Annually 6/15/2022 CZK 90,300,000 (12,186) (6,862) (19,048)
Receive 3 Month Hong Kong
Interbank Offered Rate
Quarterly 2.00% Quarterly 3/16/2022 HKD 38,600,000 (9,334) 7,287 (2,047)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3 Month Hong Kong
Interbank Offered Rate
Quarterly 2.00% Quarterly 6/15/2022 HKD 31,500,000 $ (6,486) $ 2,064 $ (4,422)
Receive 3 Month Korean
Certificate of Deposit
Quarterly 1.50% Quarterly 6/15/2022 KRW 2,223,000,000 (6,310) (1,765) (8,075)
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.75% Semi-Annually 3/18/2022 USD 9,400,000 (42,205) 23,828 (18,377)
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.75% Semi-Annually 3/18/2022 USD 2,100,000 (8,568) 4,462 (4,106)
Receive 3 Month London
Interbank Offered Rate
Quarterly 2.00% Semi-Annually 3/18/2030 USD 2,000,000 (72,372) 53,956 (18,416)
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 3/18/2022 EUR 44,800,000 (88,564) 61,583 (26,981)
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.00% Annually 3/18/2025 EUR 13,200,000 (297,546) 217,786 (79,760)
(761,381) (1,029,333) (1,790,714)
$ 19,660 $ 416,826 $ 436,486
(a) Floating rate indices at December 31, 2019 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate: 7.56%
3 Month Australian Bank-Bill Reference Rate: 0.92%
3 Month Canadian Bankers’ Acceptance Rate: 2.08%
3 Month Hong Kong Interbank Offered Rate: 2.43%
3 Month Johannesburg Interbank Agreed Rate: 6.80%
3 Month Korean Certificate of Deposit: 1.53%
3 Month London Interbank Offered Rate: 1.91%
3 Month Stockholm Interbank Offered Rate: 0.15%
6 Month Australian Bank-Bill Reference Rate: 1.03%
6 Month Budapest Interbank Offered Rate: 0.21%
6 Month Euro Interbank Offered Rate: (0.32)%
6 Month London Interbank Offered Rate: 1.91%
6 Month Norwegian Interbank Offered Rate: 1.96%
6 Month Prague Interbank Offered Rate: 2.22%
6 Month Singapore Interbank Offered Rate: 1.83%
6 Month Warsaw Interbank Offered Rate: 1.69%
Futures contracts outstanding as of December 31, 2019:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Australia 10 Year Bond 3 3/2020 AUD $ 300,963 $ (6,076)
Euro-Bund 21 3/2020 EUR 4,016,011 (48,971)
Japan 10 Year Bond 2 3/2020 JPY 2,801,160 (1,084)
U.S. Treasury 10 Year Note 20 3/2020 USD 2,568,438 (22,506)
U.S. Treasury 2 Year Note 58 3/2020 USD 12,498,999 (8,178)
U.S. Treasury 5 Year Note 2 3/2020 USD 237,219 (848)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
U.S. Treasury Ultra Bond 2 3/2020 USD $ 363,313 $ (9,752)
(97,415)
Short Contracts
Canada 10 Year Bond (54) 3/2020 CAD (5,717,084) 103,226
Euro-BTP (5) 3/2020 EUR (798,987) 4,390
Euro-OAT (14) 3/2020 EUR (2,556,108) 37,432
Long Gilt (61) 3/2020 GBP (10,615,583) 125,963
271,011
$ 173,596
Forward foreign currency contracts outstanding as of December 31, 2019:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,441,347 USD 1,666,514 CITI 3/18/2020 $ 49,893
AUD 2,441,347 USD 1,666,516 JPMC 3/18/2020 49,891
BRL 1,616,502 USD 388,586 CITI
**
3/18/2020 12,017
BRL 1,616,498 USD 388,586 JPMC
**
3/18/2020 12,016
CAD 1,436,497 USD 1,082,523 CITI 3/18/2020 24,003
CAD 1,436,503 USD 1,082,529 JPMC 3/18/2020 24,001
CLP 65,000,000 USD 82,706 CITI
**
3/18/2020 3,810
CLP 65,000,000 USD 82,706 JPMC
**
3/18/2020 3,810
COP 969,999,998 USD 282,581 CITI
**
3/18/2020 11,446
COP 970,000,002 USD 282,581 JPMC
**
3/18/2020 11,445
CZK 1,050,000 USD 45,674 CITI 3/18/2020 651
CZK 1,050,000 USD 45,674 JPMC 3/18/2020 651
EUR 700,122 USD 779,318 CITI 3/18/2020 9,720
EUR 700,144 USD 779,343 JPMC 3/18/2020 9,719
GBP 751,500 USD 975,651 CITI 3/18/2020 21,851
GBP 751,500 USD 975,652 JPMC 3/18/2020 21,850
HUF 36,296,000 USD 120,926 CITI 3/18/2020 2,550
HUF 36,296,000 USD 120,926 JPMC 3/18/2020 2,550
IDR 2,000,000,000 USD 140,008 CITI
**
3/18/2020 3,680
IDR 2,000,000,000 USD 140,008 JPMC
**
3/18/2020 3,680
INR 48,724,510 USD 672,971 CITI
**
3/18/2020 5,835
INR 48,724,490 USD 672,972 JPMC
**
3/18/2020 5,834
JPY 67,758,264 USD 623,566 CITI 3/18/2020 2,721
JPY 67,758,267 USD 623,567 JPMC 3/18/2020 2,720
KRW 376,394,996 USD 320,627 CITI
**
3/18/2020 5,658
KRW 376,395,004 USD 320,628 JPMC
**
3/18/2020 5,658
MXN 30,240,989 USD 1,537,233 CITI 3/18/2020 44,388
MXN 30,241,011 USD 1,537,236 JPMC 3/18/2020 44,386
NZD 139,496 USD 91,426 CITI 3/18/2020 2,585
NZD 139,504 USD 91,431 JPMC 3/18/2020 2,585
PHP 23,000,008 USD 450,450 CITI
**
3/18/2020 2,119
PHP 22,999,992 USD 450,450 JPMC
**
3/18/2020 2,119
PLN 1,876,998 USD 483,758 CITI 3/18/2020 11,076
PLN 1,877,002 USD 483,759 JPMC 3/18/2020 11,076
RUB 23,000,000 USD 354,662 CITI
**
3/18/2020 12,546
RUB 23,000,000 USD 354,663 JPMC
**
3/18/2020 12,546
SGD 175,000 USD 128,746 CITI 3/18/2020 1,465
SGD 175,000 USD 128,746 JPMC 3/18/2020 1,465
TWD 2,500,000 USD 82,693 CITI
**
3/18/2020 1,368

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 2,500,000 USD 82,693 JPMC
**
3/18/2020 $ 1,368
USD 20,082 CLP 15,000,000 CITI
**
3/18/2020 116
USD 20,082 CLP 15,000,000 JPMC
**
3/18/2020 116
USD 48,591 ILS 166,876 CITI 3/18/2020 70
USD 48,591 ILS 166,874 JPMC 3/18/2020 70
USD 3,610,502 JPY 389,518,537 CITI 3/18/2020 10,204
USD 3,610,498 JPY 389,518,537 JPMC 3/18/2020 10,199
USD 29,519 PHP 1,500,000 CITI
**
3/18/2020 4
USD 29,519 PHP 1,500,000 JPMC
**
3/18/2020 4
ZAR 6,310,996 USD 428,191 CITI 3/18/2020 17,953
ZAR 6,311,004 USD 428,192 JPMC 3/18/2020 17,952
Total unrealized appreciation 515,440
CLP 15,000,000 USD 20,003 CITI
**
3/18/2020 (37)
CLP 15,000,000 USD 20,003 JPMC
**
3/18/2020 (37)
COP 55,000,000 USD 16,722 CITI
**
3/18/2020 (51)
COP 55,000,000 USD 16,722 JPMC
**
3/18/2020 (51)
JPY 89,485,097 USD 829,213 CITI 3/18/2020 (2,108)
JPY 89,485,101 USD 829,215 JPMC 3/18/2020 (2,109)
MXN 784,000 USD 41,007 CITI 3/18/2020 (3)
MXN 784,000 USD 41,007 JPMC 3/18/2020 (3)
RUB 500,000 USD 8,019 CITI
**
3/18/2020 (36)
RUB 500,000 USD 8,019 JPMC
**
3/18/2020 (36)
TWD 550,000 USD 18,497 CITI
**
3/18/2020 (3)
TWD 550,000 USD 18,497 JPMC
**
3/18/2020 (3)
USD 2,758,126 AUD 4,030,108 CITI 3/18/2020 (75,271)
USD 2,758,125 AUD 4,030,112 JPMC 3/18/2020 (75,275)
USD 693,686 BRL 2,927,998 CITI
**
3/18/2020 (31,933)
USD 693,686 BRL 2,928,002 JPMC
**
3/18/2020 (31,934)
USD 144,743 CAD 190,500 CITI 3/18/2020 (1,998)
USD 144,742 CAD 190,500 JPMC 3/18/2020 (1,999)
USD 1,706,757 CHF 1,682,496 CITI 3/18/2020 (41,044)
USD 1,706,763 CHF 1,682,504 JPMC 3/18/2020 (41,046)
USD 791,876 CLP 625,000,000 CITI
**
3/18/2020 (40,015)
USD 791,875 CLP 625,000,000 JPMC
**
3/18/2020 (40,016)
USD 151,793 CZK 3,500,000 CITI 3/18/2020 (2,624)
USD 151,793 CZK 3,500,000 JPMC 3/18/2020 (2,625)
USD 1,358,388 EUR 1,220,432 CITI 3/18/2020 (17,039)
USD 1,358,394 EUR 1,220,439 JPMC 3/18/2020 (17,041)
USD 923,867 GBP 711,000 CITI 3/18/2020 (19,877)
USD 923,866 GBP 711,000 JPMC 3/18/2020 (19,878)
USD 13,304 HUF 4,000,000 CITI 3/18/2020 (304)
USD 13,304 HUF 4,000,000 JPMC 3/18/2020 (304)
USD 472,708 ILS 1,633,132 CITI 3/18/2020 (2,143)
USD 472,704 ILS 1,633,118 JPMC 3/18/2020 (2,144)
USD 48,715 INR 3,500,000 CITI
**
3/18/2020 (45)
USD 48,715 INR 3,500,000 JPMC
**
3/18/2020 (45)
USD 3,156,909 JPY 341,907,971 CITI 3/18/2020 (3,328)
USD 3,156,905 JPY 341,907,967 JPMC 3/18/2020 (3,332)
USD 1,420,535 KRW 1,674,056,997 CITI
**
3/18/2020 (30,653)
USD 1,420,533 KRW 1,674,057,003 JPMC
**
3/18/2020 (30,655)
USD 359,205 MXN 7,103,498 CITI 3/18/2020 (12,312)
USD 359,205 MXN 7,103,502 JPMC 3/18/2020 (12,313)
USD 521,360 NOK 4,756,504 CITI 3/18/2020 (20,549)
USD 521,358 NOK 4,756,496 JPMC 3/18/2020 (20,549)
USD 46,557 NZD 72,496 CITI 3/18/2020 (2,301)
USD 46,562 NZD 72,504 JPMC 3/18/2020 (2,301)
USD 166,539 PHP 8,500,000 CITI
**
3/18/2020 (715)
USD 166,539 PHP 8,500,000 JPMC
**
3/18/2020 (715)

AQR Funds | N-PORT Part F | December 2019
See notes to Schedule of Investments.
AQR CORE PLUS BOND FUND
Schedule of Investments
December 31, 2019 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,452 PLN 25,000 CITI 3/18/2020 $ (138)
USD 6,452 PLN 25,000 JPMC 3/18/2020 (138)
USD 283,767 SEK 2,711,504 CITI 3/18/2020 (6,778)
USD 283,766 SEK 2,711,496 JPMC 3/18/2020 (6,779)
USD 117,596 SGD 160,000 CITI 3/18/2020 (1,455)
USD 117,595 SGD 160,000 JPMC 3/18/2020 (1,455)
USD 52,994 ZAR 779,000 CITI 3/18/2020 (2,076)
USD 52,994 ZAR 779,000 JPMC 3/18/2020 (2,076)
Total unrealized depreciation (629,695)
Net unrealized depreciation $ (114,255)
** Non-deliverable forward.

Schedule of Investments
AQR Funds | N-PORT Part F | December 2019
December 31, 2019 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CVR - Contingent Value Rights
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period-end, are used for security descriptions:
Australian Bank-Bill Reference Rate (“BBR”): 0.87%
Euro Interbank Offered Rate (“EURIBOR”): -0.44%
London Interbank Offered Rate (“LIBOR”): 1.76%
Singapore Interbank Offered Rate (“SIBOR”): 1.75%
Stockholm Interbank Offered Rate (“STIBOR”): 0.00%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2019
December 31, 2019 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 1,321,444,686 $ – $ – $ 1,321,444,686
Securities Lending Collateral ....................... 1,659,313 – – 1,659,313
Short-Term Investments ........................... 39,350,468 – – 39,350,468
Futures Contracts* ............................... 59,321 – – 59,321
Total Assets $ 1,362,513,788 $ – $ – $ 1,362,513,788
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 568,176,331 $ – $ – $ 568,176,331
Preferred Stocks ................................ 72,211 – – 72,211
Securities Lending Collateral ....................... 25,474,247 – – 25,474,247
Short-Term Investments ........................... 7,474,435 – – 7,474,435
Futures Contracts* ............................... 4,884 – – 4,884
Total Assets $ 601,202,108 $ – $ – $ 601,202,108
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 21,109,021 $ 237,564,229 $ – $ 258,673,250
Securities Lending Collateral ....................... 337,296 – – 337,296
Short-Term Investments ........................... 11,523,886 – – 11,523,886
Futures Contracts* ............................... 34,024 – – 34,024
Total Assets $ 33,004,227 $ 237,564,229 $ – $ 270,568,456

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2019
December 31, 2019 (Unaudited)
AQR EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 65,840,502 $ 166,500,675 $ – $ 232,341,177
Securities Lending Collateral ....................... 379,574 – – 379,574
Short-Term Investments ........................... 11,188,194 – – 11,188,194
Futures Contracts* ............................... 56,923 – – 56,923
Total Assets $ 77,465,193 $ 166,500,675 $ – $ 243,965,868
AQR TM LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 321,073,193 $ – $ – $ 321,073,193
Securities Lending Collateral ....................... 2,388,680 – – 2,388,680
Short-Term Investments ........................... 13,231,865 – – 13,231,865
Futures Contracts* ............................... 138,469 – – 138,469
Total Assets $ 336,832,207 $ – $ – $ 336,832,207
AQR TM SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 25,566,670 $ – $ – $ 25,566,670
Preferred Stocks ................................ 2,781 – – 2,781
Securities Lending Collateral ....................... 971,219 – – 971,219
Short-Term Investments ........................... 247,546 – – 247,546
Futures Contracts* ............................... 444 – – 444
Total Assets $ 26,788,660 $ – $ – $ 26,788,660
AQR TM INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 16,397,151 $ 176,209,831 $ – $ 192,606,982
Securities Lending Collateral ....................... 2,133,535 – – 2,133,535
Short-Term Investments ........................... 10,735,858 – – 10,735,858
Futures Contracts* ............................... 16,488 – – 16,488
Total Assets $ 29,283,032 $ 176,209,831 $ – $ 205,492,863
AQR TM EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 100,406,759 $ 273,546,629 $ – $ 373,953,388
Securities Lending Collateral ....................... 373,907 – – 373,907
Short-Term Investments ........................... 6,682,738 – – 6,682,738
Futures Contracts* ............................... 40,539 – – 40,539
Total Assets $ 107,503,943 $ 273,546,629 $ – $ 381,050,572
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 887,434,662 $ – $ – $ 887,434,662
Securities Lending Collateral ....................... 17,415,108 – – 17,415,108
Short-Term Investments ........................... 40,504,605 – – 40,504,605
Total Assets $ 945,354,375 $ – $ – $ 945,354,375
LIABILITIES
Futures Contracts* ............................... $ (148,829) $ – $ – $ (148,829)
Total Liabilities $ (148,829) $ – $ – $ (148,829)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 256,293,051 $ – $ –
(a)
$ 256,293,051
Securities Lending Collateral ....................... 14,143,821 – – 14,143,821
Short-Term Investments ........................... 12,574,255 – – 12,574,255
Total Assets $ 283,011,127 $ – $ –
(a)
$ 283,011,127

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2019
December 31, 2019 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (25,462) $ – $ – $ (25,462)
Total Liabilities $ (25,462) $ – $ – $ (25,462)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 45,080,197 $ 403,191,544 $ 1,601 $ 448,273,342
Securities Lending Collateral ....................... 2,273,002 – – 2,273,002
Short-Term Investments ........................... 6,136,808 – – 6,136,808
Futures Contracts* ............................... 12,564 – – 12,564
Total Assets $ 53,502,571 $ 403,191,544 $ 1,601 $ 456,695,716
AQR TM LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 235,711,371 $ – $ – $ 235,711,371
Securities Lending Collateral ....................... 3,049,429 – – 3,049,429
Short-Term Investments ........................... 10,767,115 – – 10,767,115
Futures Contracts* ............................... 136,976 – – 136,976
Total Assets $ 249,664,891 $ – $ – $ 249,664,891
AQR TM SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 55,232,085 $ – $ – $ 55,232,085
Securities Lending Collateral ....................... 6,657,819 – – 6,657,819
Short-Term Investments ........................... 624,805 – – 624,805
Futures Contracts* ............................... 3,979 – – 3,979
Total Assets $ 62,518,688 $ – $ – $ 62,518,688
AQR TM INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 10,318,831 $ 97,917,931 $ – $ 108,236,762
Securities Lending Collateral ....................... 663,440 – – 663,440
Short-Term Investments ........................... 1,167,179 – – 1,167,179
Total Assets $ 12,149,450 $ 97,917,931 $ – $ 110,067,381
LIABILITIES
Futures Contracts* ............................... $ (17,757) $ – $ – $ (17,757)
Total Liabilities $ (17,757) $ – $ – $ (17,757)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 5,505,790,241 $ – $ – $ 5,505,790,241
Securities Lending Collateral ....................... 21,987,585 – – 21,987,585
Short-Term Investments ........................... 233,949,614 – – 233,949,614
Futures Contracts* ............................... 3,117,924 – – 3,117,924
Total Assets $ 5,764,845,364 $ – $ – $ 5,764,845,364
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 29,966,370 $ 209,898,572 $ – $ 239,864,942
Securities Lending Collateral ....................... 3,795,135 – – 3,795,135
Short-Term Investments ........................... 3,167,921 – – 3,167,921
Futures Contracts* ............................... 7,710 – – 7,710
Total Assets $ 36,937,136 $ 209,898,572 $ – $ 246,835,708

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2019
December 31, 2019 (Unaudited)
AQR EMERGING DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 12,932,327 $ 70,411,069 $ 1 $ 83,343,397
Corporate Bonds
†
............................... – 67 – 67
Warrants ...................................... – – –
(a)
–
(a)
Securities Lending Collateral ....................... 51,971 – – 51,971
Short-Term Investments ........................... 2,336,513 – – 2,336,513
Futures Contracts* ............................... 25,837 – – 25,837
Total Assets $ 15,346,648 $ 70,411,136 $ 1 $ 85,757,785
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 190,086,599 $ 100,574,666 $ 136 $ 290,661,401
Securities Lending Collateral ....................... 802,919 – – 802,919
Short-Term Investments ........................... 26,178,718 – – 26,178,718
Futures Contracts* ............................... 379,173 – – 379,173
Forward Foreign Currency Exchange Contracts* ........ – 2,134,775 – 2,134,775
Total Return Swaps Contracts* ...................... – 126,839 – 126,839
Total Assets $ 217,447,409 $ 102,836,280 $ 136 $ 320,283,825
LIABILITIES
Futures Contracts* ............................... $ (122,580) $ – $ – $ (122,580)
Forward Foreign Currency Exchange Contracts* ........ – (2,170,810) – (2,170,810)
Total Return Swaps Contracts* ...................... – (121,640) – (121,640)
Total Liabilities $ (122,580) $ (2,292,450) $ – $ (2,415,030)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 214,964,766 $ 202 $ 214,964,968
Securities Lending Collateral ....................... 197,082 – – 197,082
Short-Term Investments ........................... 17,386,006 – – 17,386,006
Futures Contracts* ............................... 426,935 – – 426,935
Forward Foreign Currency Exchange Contracts* ........ – 2,599,764 – 2,599,764
Total Return Swaps Contracts* ...................... – 180,406 – 180,406
Total Assets $ 18,010,023 $ 217,744,936 $ 202 $ 235,755,161
LIABILITIES
Futures Contracts* ............................... $ (174,333) $ – $ – $ (174,333)
Forward Foreign Currency Exchange Contracts* ........ – (1,962,943) – (1,962,943)
Total Return Swaps Contracts* ...................... – (258,671) – (258,671)
Total Liabilities $ (174,333) $ (2,221,614) $ – $ (2,395,947)
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 28,354,346 $ – $ 28,354,346
Foreign Government Securities ..................... – 19,296,178 – 19,296,178
U.S. Treasury Obligations ......................... – 46,182,244 – 46,182,244
Securities Lending Collateral ....................... 44,366 – – 44,366
Short-Term Investments ........................... 14,927,614 – – 14,927,614
Mortgage-Backed Securities ....................... – 34,787,286 – 34,787,286
Futures Contracts* ............................... 271,011 – – 271,011
Forward Foreign Currency Exchange Contracts* ........ – 515,440 – 515,440
Interest Rate Swap Contracts* ...................... – 2,227,200 – 2,227,200
Credit Default Swap Contracts* ..................... – 541,472 – 541,472
Total Assets $ 15,242,991 $ 131,904,166 $ – $ 147,147,157
LIABILITIES
Futures Contracts* ............................... $ (97,415) $ – $ – $ (97,415)
Forward Foreign Currency Exchange Contracts* ........ – (629,695) – (629,695)
Interest Rate Swap Contracts* ...................... – (1,790,714) – (1,790,714)
Credit Default Swap Contracts* ..................... – (120,947) – (120,947)
Total Liabilities $ (97,415) $ (2,541,356) $ – $ (2,638,771)

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2019
December 31, 2019 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
During the period ended December 31, 2019, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR International Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International
Equity Fund.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.